                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                     Amended
                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/07

               Date of Reporting Period: Fiscal year ended 4/30/07

Item 1.           Reports to Stockholders

[Logo MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: April 30, 2007

MTB Funds

U.S. Treasury Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Money Market Fund
Prime Money Market Fund
New York Tax-Free Money Market Fund
Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,022.00	$ 3.66
Class S Shares	$ 1,000	$ 1,020.70	$ 5.01
Institutional I Shares	$ 1,000	$ 1,023.20	$ 2.46
Institutional II Shares	$ 1,000	$ 1,022.50	$ 3.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.17	$ 3.66
Class S Shares	$ 1,000	$ 1,019.84	$ 5.01
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
Institutional II Shares	$ 1,000	$ 1,021.62	$ 3.21
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,022.80	$ 3.51
Institutional I Shares	$ 1,000	$ 1,024.00	$ 2.31
Institutional II Shares	$ 1,000	$ 1,023.50	$ 2.81
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.32	$ 3.51
Institutional I Shares	$ 1,000	$ 1,022.51	$ 2.31
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,013.90	$ 4.04
Institutional I Shares	$ 1,000	$ 1,015.90	$ 2.05
Institutional II Shares	$ 1,000	$ 1,015.20	$ 2.80
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.78	$ 4.06
Institutional I Shares	$ 1,000	$ 1,022.76	$ 2.06
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,023.50	$ 3.21
Class A2 Shares	$ 1,000	$ 1,024.30	$ 2.41
Class B Shares	$ 1,000	$ 1,019.50	$ 7.11
Class S Shares	$ 1,000	$ 1,022.00	$ 4.66
Institutional I Shares	$ 1,000	$ 1,024.50	$ 2.16
Institutional II Shares	$ 1,000	$ 1,024.00	$ 2.66
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.62	$ 3.21
Class A2 Shares	$ 1,000	$ 1,022.41	$ 2.41
Class B Shares	$ 1,000	$ 1,017.75	$ 7.10
Class S Shares	$ 1,000	$ 1,020.18	$ 4.66
Institutional I Shares	$ 1,000	$ 1,022.66	$ 2.16
Institutional II Shares	$ 1,000	$ 1,022.17	$ 2.66
PRIME MONEY MARKET FUND
Actual
Corporate Shares	$ 1,000	$ 1,024.70	$ 1.91
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$ 1,000	$ 1,022.91	$ 1.91
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,014.30	$ 3.60
Institutional I Shares	$ 1,000	$ 1,015.40	$ 2.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 3.61
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,014.20	$ 3.80
Institutional I Shares	$ 1,000	$ 1,015.20	$ 2.80
Institutional II Shares	$ 1,000	$ 1,014.80	$ 3.30
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,022.02	$ 2.81
Institutional II Shares	$ 1,000	$ 1,021.52	$ 3.31

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.73%
Class S Shares	1.00%
Institutional I Shares	0.49%
Institutional II Shares	0.64%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.70%
Institutional I Shares	0.46%
Institutional II Shares	0.56%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.81%
Institutional I Shares	0.41%
Institutional II Shares	0.56%
MONEY MARKET FUND
Class A Shares	0.64%
Class A2 Shares	0.48%
Class B Shares	1.42%
Class S Shares	0.93%
Institutional I Shares	0.43%
Institutional II Shares	0.53%
PRIME MONEY MARKET FUND
Corporate Shares	0.38%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.72%
Institutional I Shares	0.49%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.76%
Institutional I Shares	0.56%
Institutional II Shares	0.66%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	46.4%
Cash Equivalents[1]	53.8%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
U.S. TREASURY -- 46.4%
U.S. TREASURY BILLS -- 34.7%
[1] United States Treasury Bills, 4.880% -- 4.985%, 5/3/2007 -- 10/11/2007	$300,000,000	$297,062,816

U.S. TREASURY NOTES -- 11.7%
United States Treasury Notes, 4.375%, 5/15/2007 -- 1/31/2008	100,000,000	99,742,412

TOTAL U.S. TREASURY		$396,805,228

REPURCHASE AGREEMENTS -- 53.8%
Interest in $170,000,000 repurchase agreement 5.080%, dated 4/30/2007 under which J.P. Morgan Chase Securities, Inc. will repurchase a U.S. Treasury security maturing on 4/30/2009 for $170,023,989 on 5/1/2007. The market value of the underlying security at the end of the period was $173,379,900.	170,000,000	170,000,000
Interest in $38,000,000 repurchase agreement 5.050%, dated 4/30/2007 under which Goldman Sachs & Co. will repurchase a U.S. Treasury security maturing on 1/31/2012 for $38,005,331 on 5/1/2007. The market value of the underlying security at the end of the period was $38,736,282.	38,000,000	38,000,000
Interest in $210,000,000 repurchase agreement 5.100%, dated 4/30/2007 under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 8/15/2011 for $210,029,750 on 5/1/2007. The market value of the underlying securities at the end of the period was $214,169,903.	$210,000,000	$210,000,000
Interest in $42,237,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase a U.S. Treasury security maturing on 8/15/2008 for $42,242,514 on 5/1/2007. The market value of the underlying security at the end of the period was $43,126,295.	42,237,000	42,237,000

TOTAL REPURCHASE AGREEMENTS		$460,237,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$857,042,228

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(1,436,247)

TOTAL NET ASSETS -- 100%		$855,605,981

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	74.1%
Cash Equivalents[1]	26.2%
Other Assets and Liabilities -- Net[2]	(0.3)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
GOVERNMENT AGENCIES -- 74.1%
FEDERAL FARM CREDIT SYSTEM -- 15.9%
[2] Floating Rate Notes, 5.180% -- 5.210%, 5/1/2007 -- 5/26/2007	$400,000,000	$399,981,419

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 33.3%
[1] Discount Notes, 4.990% -- 5.105%, 5/15/2007 -- 12/26/2007	499,632,000	490,012,296
[2] Floating Rate Notes, 5.170%, 5/26/2007	350,000,000	349,866,858

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$839,879,154

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.9%
[1] Discount Notes, 5.090% -- 5.255%, 5/2/2007 -- 7/18/2007	630,333,000	626,830,907

TOTAL GOVERNMENT AGENCIES		$1,866,691,480

REPURCHASE AGREEMENTS -- 26.2%
Interest in $600,000,000 repurchase agreement 5.080%, dated 4/30/2007, under which J.P. Morgan Chase Securities, Inc. will repurchase a U.S. Treasury security with a maturity of 4/30/2009 for $600,084,667 on 5/1/2007. The market value of the underlying security at the end of the period was $611,928,472.	$600,000,000	$600,000,000
Interest in $61,327,000 repurchase agreement 4.700%, dated 4/30/2007, under which State Street Corp. will repurchase U.S. Treasury securities with various maturities to 12/31/2008 for $61,335,007 on 5/1/2007. The market value of the underlying securities at the end of the period was $62,615,699.	61,327,000	61,327,000

TOTAL REPURCHASE AGREEMENTS		$661,327,000

TOTAL INVESTMENTS -- 100.3% (AT AMORTIZED COST)		$2,528,018,480

OTHER ASSETS AND LIABILITIES -- NET -- (0.3)%		$(8,556,552)

TOTAL NET ASSETS -- 100%		$2,519,461,928

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	21.4%
Utilities	20.9%
General Obligation	11.8%
General	10.2%
Pollution	9.9%
Higher Education	9.4%
Medical	8.7%
Transportation	3.2%
School District	2.2%
Multifamily Housing	1.8%
Other Assets and Liabilities -- Net[2]	0.5%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
[3,4]SHORT-TERM MUNICIPALS -- 99.5%
COLORADO -- 3.3%
Colorado Springs, CO Utility System, Lien -- (Series A), Weekly VRDNs (Dexia Credit Local LIQ), 3.900%, 5/3/2007	$3,000,000	$3,000,000

FLORIDA -- 1.3%
Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ), 3.960%, 5/2/2007	1,200,000	1,200,000

GEORGIA -- 1.8%
DeKalb County, GA MFH, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.980%, 5/2/2007	1,600,000	1,600,000

INDIANA -- 6.4%
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank INV), 3.980%, 5/4/2007	1,830,000	1,830,000
Mt. Vernon, IN, Pollution Control Revenue Bonds Daily VRDNs (General Electric Co.), 4.120%, 5/1/2007	4,000,000	4,000,000

TOTAL INDIANA		$5,830,000

KENTUCKY -- 3.0%
Louisville & Jefferson County, KY Regional Airport Authority, Revenue Bonds (Series C), Daily VRDNs (United Parcel Service, Inc.), 4.120%, 5/1/2007	2,700,000	2,700,000

MARYLAND -- 1.1%
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LIQ), 3.930%, 5/3/2007	$1,032,000	$1,032,000

MONTANA -- 1.1%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/ (Wells Fargo Bank, SPA), 3.950%, 5/3/2007	1,000,000	1,000,000

NEVADA -- 2.2%
Clark County, NV, Motor Vehicle Fuel, 3.73% CP (Landesbank Hessen-Thueringen LOC), Mandatory Tender 6/12/2007	2,000,000	2,000,000

NEW YORK -- 17.3%
Clarence, NY CSD, 4.50% TANs, 6/29/2007	2,000,000	2,002,339
New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Sub Series C-4), Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 4.010%, 5/1/2007	1,000,000	1,000,000
New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Sub Series 2-F), Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.990%, 5/1/2007	2,500,000	2,500,000
New York City, NY, (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.880%, 5/2/2007	1,000,000	1,000,000
New York State Power Authority, (Baden Bayerische, Bank of New York, BNP Paribas, JP Morgan, State Street, Wachovia, LOCs) 3.55% CP, Mandatory Tender 5/1/2007	5,000,000	5,000,000
Suffolk County, NY, 4.25% TRANs, 8/16/2007	$3,000,000	$3,006,615
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/2/2007	1,150,000	1,150,000

TOTAL NEW YORK		$15,658,954

NORTH CAROLINA -- 1.8%
Durham, NC Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.960%, 5/2/2007	1,600,000	1,600,000

OREGON -- 1.8%
Port Portland, OR Special Obligation, Refunding Revenue Bonds Daily VRDNs (Bank of America N.A. LOC), 4.080%, 5/1/2007	1,600,000	1,600,000

PENNSYLVANIA -- 50.9%
Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF 12/1/2007@102), 12/1/2019	2,500,000	2,583,711
Allegheny County, PA HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/ (PRF 9/1/2007@100), 9/1/2010	2,500,000	2,520,257
Allegheny County, PA Higher Education Building Authority, (Series 1998), Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 4.000%, 5/1/2007	2,850,000	2,850,000
Allegheny County, PA IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC), 4.060%, 5/3/2007	1,525,000	1,525,000
Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	1,455,000	1,455,000
Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield -- GTD)/(BP PLC GTD), 3.950%, 5/2/2007	1,600,000	1,600,000
Chester County, PA IDA, (Series of 2001), Daily VRDNs (Archdiocese of Philiadelphia)/ (Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	3,150,000	3,150,000
Delaware County, PA IDA, Weekly VRDNs, (Scott Paper Co.) 3.950%, 5/2/2007	1,005,000	1,005,000
Delaware County, PA PCR, (Series 2001 A), 3.75% CP (Exelon Generation Co. LLC)/ (Wachovia Bank N.A. LOC), Mandatory Tender 5/16/2007	1,200,000	1,200,000
Delaware Valley, PA Regional Finance Authority Weekly VRDNs (Bayerische Landesbank LOC), 3.990%, 5/2/2007	1,200,000	1,200,000
Emmaus, PA General Authority, (Series A), Weekly VRDNs (Wachovia LIQ)(FSA INS), 3.950%, 5/3/2007	1,100,000	1,100,000
Indiana County, PA IDA, Revenue Bonds Daily VRDNs, (BNP Paribas, LOC), 4.080%, 5/1/2007	1,200,000	1,200,000
Montgomery County, PA IDA, 3.63% CP, (BNP Paribas -- LOC) Mandatory Tender 5/2/2007	$4,000,000	$4,000,000
Northampton County, PA IDA Weekly VRDNs (Bank of America LOC), 3.910%, 5/3/2007	1,900,000	1,900,000
Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.910%, 5/3/2007	1,375,000	1,375,000
Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(JP Morgan, LOC), N.A. LOC), 3.940%, 5/3/2007	1,575,000	1,575,000
Pennsylvania State Turnpike Commission, (Series Q of 1998), Daily VRDNs (Westdeutsche Landesbank Girozentrale/Bayerische Landesbank, Landesbank Baden-Wurttemberg LIQ), 4.000%, 5/1/2007	1,760,000	1,760,000
Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 4.000%, 5/1/2007, WDL 33%, Bayerishe 33%, Baden 33%	2,820,000	2,820,000
Philadelphia, PA Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.930%, 5/3/2007	3,600,000	3,600,000
Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	3,375,000	3,375,000
Pittsburgh, PA, GO UT, (PRF 9/1/2007@100) 5.50% Bonds, 9/1/2013	1,655,000	1,665,553
University of Pittsburgh, (Series 2000A), Weekly VRDNs (GO of University)/(DEPFA-SPA), 3.880%, 5/2/2007	1,400,000	1,400,000
University of Pittsburgh, (Series 2000A), Weekly VRDNs, (DEPFA SPA), 3.880%, 5/2/2007	1,315,000	1,315,000

TOTAL PENNSYLVANIA		$46,174,521

TEXAS -- 5.5%
Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	5,000,000	5,014,991

UTAH -- 2.0%
Emery County, UT, PCR (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas Securities Corp. and Credit Suisse, Zurich LOCs), 3.930%, 5/2/2007	1,800,000	1,800,000

TOTAL INVESTMENTS -- 99.5% (AT AMORTIZED COST)		$90,210,466

OTHER ASSETS AND LIABILITIES -- NET -- 0.5%		$479,318

TOTAL NET ASSETS -- 100%		$90,689,784

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	71.7%
Notes -- Variable	18.1%
Cash Equivalents[1]	10.4%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 71.7%
ASSET-BACKED -- 19.6%
CAFCO LLC, 5.220%, 6/11/2007	$84,000,000	$83,500,620
[5,6] CRC Funding LLC, 5.240%, 5/7/2007	75,000,000	74,934,500
Falcon Asset Securitization Company LLC, 5.260%, 5/17/2007	64,500,000	64,349,213
FCAR Auto Loan Trust, A1/P1 Series, 5.280%, 5/16/2007	86,000,000	85,810,800
Sigma Finance, Inc., 5.210%, 6/25/2007	87,000,000	86,307,504

TOTAL ASSET BACKED		$394,902,637

AUTOMOBILES -- 7.5%
American Honda Finance Corp., 5.210%, 7/24/2007	53,000,000	52,355,697
Toyota Motor Credit Corp., 5.100%, 7/19/2007	100,000,000	98,880,833

TOTAL AUTOMOBILES		$151,236,530

COMMERCIAL BANKS -- 4.3%
Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007	86,000,000	85,925,467

CONSUMER FINANCE -- 7.1%
American General Finance Corp., 5.240%, 5/24/2007	48,000,000	47,839,307
HSBC Finance Corp., 5.230%, 6/1/2007	96,000,000	95,567,653

TOTAL CONSUMER FINANCE		$143,406,960

DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Citigroup Funding, Inc., 5.160%, 6/12/2007	100,000,000	99,398,000

FINANCIAL SERVICES -- 3.7%
Dexia Delaware LLC, 5.220%, 5/10/2007	$75,000,000	$74,902,125

FOOD & BEVERAGES -- 4.1%
Nestle Capital Corp., 5.190%, 7/9/2007	84,000,000	83,164,410

FOOD & STAPLES RETAILING -- 4.1%
Wal-Mart Stores, Inc., 5.185%, 7/31/2007	84,000,000	82,899,052

INSURANCE -- 9.0%
AIG Funding, Inc., 5.100%, 8/15/2007	84,000,000	82,738,600
Prudential Funding LLC, 5.120%, 7/23/2007	100,000,000	98,819,556

TOTAL INSURANCE		$181,558,156

OIL & GAS PRODUCTS -- 2.9%
Chevron Corp., 5.210%, 5/2/2007	58,000,000	57,991,606

PERSONAL CREDIT CARD -- 4.5%
American Express Credit Corp., 5.230%, 5/3/2007	90,000,000	89,973,850

TOTAL COMMERCIAL PAPER		$1,445,358,793

2NOTES -- VARIABLE -- 18.1%
CAPITAL MARKETS -- 4.2%
Morgan Stanley, 5.310%, 5/1/2007	85,000,000	85,000,000

COMMERCIAL BANKS -- 4.1%
Wells Fargo Bank, N.A., 5.260%, 5/21/2007	81,500,000	81,500,000

COMPUTERS & PERIPHERALS -- 2.2%
IBM Corp., 5.350%, 6/28/2007	44,500,000	44,503,387

DIVERSIFIED FINANCIAL SERVICES -- 7.6%
CIT Group, Inc., 5.430%, 5/24/2007	$78,000,000	$78,022,840
Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	436,000	436,000
General Electric Capital Corp., 5.265%, 5/5/2007	75,000,000	75,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$153,458,840

TOTAL NOTES -- VARIABLE		$364,462,227

REPURCHASE AGREEMENTS -- 10.4%
Interest in $100,000,000 repurchase agreement 5.080%, dated 4/30/2007 under which J.P. Morgan Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/30/2009 for $100,014,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $101,988,411.	$100,000,000	$100,000,000
Interest in $110,234,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase U.S. Treasury securities with various maturities to 12/31/2008 for $110,248,392 on 5/1/2007. The market value of the underlying securities at the end of the period was $227,236,244.	110,234,000	110,234,000

TOTAL REPURCHASE AGREEMENTS		$210,234,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$2,020,055,020

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(3,746,611)

TOTAL NET ASSETS -- 100%		$2,016,308,409

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	69.0%
Notes -- Variable	16.6%
Cash Equivalents[1]	14.6%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 69.0%
ASSET-BACKED -- 18.4%
CAFCO LLC, 5.220%, 6/11/2007	$16,000,000	$15,904,880
[5,6] CRC Funding LLC, 5.240%, 5/7/2007	15,000,000	14,986,900
Falcon Asset Securitization Company LLC, 5.260%, 5/17/2007	6,500,000	6,484,804
FCAR Auto Loan Trust, (A1/P1 Series), 5.280%, 5/16/2007	14,000,000	13,969,200
Sigma Finance, Inc., 5.210%, 6/25/2007	13,000,000	12,896,524

TOTAL ASSET-BACKED		$64,242,308

AUTOMOBILES -- 5.9%
American Honda Finance Corp., 5.210%, 7/24/2007	7,000,000	6,914,903
Toyota Motor Credit Corp., 5.100% -- 5.210%, 7/19/2007	14,000,000	13,841,627

TOTAL AUTOMOBILES		$20,756,530

COMMERCIAL BANKS -- 4.0%
Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007	14,000,000	13,987,867

CONSUMER FINANCE -- 8.4%
American General Finance Corp., 5.210%, 5/1/2007	8,000,000	8,000,000
American General Finance Corp., 5.240%, 5/24/2007	7,500,000	7,474,892
HSBC Finance Corp., 5.230%, 6/1/2007	14,000,000	13,936,949

TOTAL CONSUMER FINANCE		$29,411,841

DIVERSIFIED FINANCIAL SERVICES -- 4.0%
Citigroup Funding, Inc., 5.160%, 6/12/2007	$14,000,000	$13,915,720

FINANCIAL SERVICES -- 4.3%
Dexia Delaware LLC, 5.220%, 5/10/2007	15,000,000	14,980,425

FOOD & BEVERAGES -- 3.3%
Nestle Capital Corp., 5.190%, 7/9/2007	11,600,000	11,484,609

FOOD & STAPLES RETAILING -- 4.5%
Wal-Mart Stores, Inc., 5.185%, 7/31/2007	16,000,000	15,790,296

INSURANCE -- 8.5%
AIG Funding, Inc., 5.100%, 8/15/2007	16,000,000	15,759,733
Prudential Funding LLC, 5.120%, 7/23/2007	14,000,000	13,834,738

TOTAL INSURANCE		$29,594,471

OIL & GAS PRODUCTS -- 3.4%
Chevron Corp., 5.210%, 5/2/2007	12,000,000	11,998,263

PERSONAL CREDIT CARD -- 4.3%
American Express Credit Corp., 5.230%, 5/3/2007	15,000,000	14,995,642

TOTAL COMMERCIAL PAPER		$241,157,972

2NOTES -- VARIABLE -- 16.6%
CAPITAL MARKETS -- 2.9%
Morgan Stanley, 5.313%, 5/1/2007	10,000,000	10,000,000

COMMERCIAL BANKS -- 3.9%
Wells Fargo Bank, N.A., 5.260%, 5/21/2007	13,500,000	13,500,000

COMPUTERS & PERIPHERALS -- 2.1%
IBM Corp., 5.350%, 6/28/2007	$7,500,000	$7,500,571

DIVERSIFIED FINANCIAL SERVICES -- 7.7%
CIT Group, Inc., 5.430%, 5/24/2007	12,000,000	12,003,514
General Electric Capital Corp., 5.265%, 5/6/2007	15,000,000	15,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$27,003,514

TOTAL NOTES -- VARIABLE		$58,004,085

REPURCHASE AGREEMENTS -- 14.6%
Interest in $35,000,000 repurchase agreement 5.100%, dated 4/30/2007 under which Morgan Stanley & Co. will repurchase a U.S. Treasury security with a maturity of 7/15/2014 for $35,004,958 on 5/1/2007. The market value of the underlying security at the end of the period was $35,708,663.	$35,000,000	$35,000,000
Interest in $15,930,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase a U.S. Treasury security with a maturity of 12/31/2008 for $15,932,080 on 5/1/2007. The market value of the underlying security at the end of the period was $16,269,596.	15,930,000	15,930,000

TOTAL REPURCHASE AGREEMENTS		$50,930,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$350,092,057

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(633,191)

TOTAL NET ASSETS -- 100%		$349,458,866

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	43.4%
Transportation	13.0%
Development	11.0%
Utilities	10.4%
General	5.3%
Higher Education	4.3%
Multifamily Housing	3.8%
Housing	3.6%
School District	2.7%
Pollution	2.1%
Other Assets and Liabilities -- Net[2]	0.4%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 3.6%
New York State Power Authority, 3.55% CP, Mandatory Tender 5/1/2007	$4,000,000	$4,000,000

[3,4]SHORT-TERM MUNICIPALS -- 96.0%
NEW YORK -- 96.0%
Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/ (AMBAC INS)/(Key Bank, N.A. SA), 3.990%, 5/3/2007	1,510,000	1,510,000
Clarence, NY CSD, 4.50% TANs, 6/29/2007	3,000,000	3,003,509
Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.940%, 5/3/2007	1,650,000	1,650,000
Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs (Marist College)/(Bank of New York LOC), 3.900%, 5/3/2007	1,695,000	1,695,000
Metropolitan Transportation Authority, NY, (Series G) Daily VRDNs (MTA Transportation Revenue)/(BNP Paribas LOC), 4.030%, 5/1/2007	2,200,000	2,200,000
Monroe County, NY IDA, (Series 2005) Weekly VRDNs (St. John Fisher College)/(Bank of America N.A. LIQ)/(Radian Group, Inc. LOC), 3.920%, 5/2/2007	4,000,000	4,000,000
New York City, NY Housing Development Corp., Revenue Bonds (Series A) Weekly VRDNs (Urban Horizons II LP)/(Citibank NA, New York LOC), 3.960%, 5/2/2007	$4,200,000	$4,200,000
New York City, NY Municipal Water Finance Authority, (Fiscal 1993 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 4.070%, 5/1/2007	3,000,000	3,000,000
New York City, NY Municipal Water Finance Authority, (Fiscal 1994 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 4.070%, 5/1/2007	2,100,000	2,100,000
New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 4.080%, 5/1/2007	2,500,000	2,500,000
New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 3.900%, 5/2/2007	1,800,000	1,800,000
New York City, NY Transitional Finance Authority, (Fiscal 2007 Series 1), 4.25% BANs, 6/29/2007	3,000,000	3,003,495
New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.990%, 5/1/2007	1,100,000	1,100,000
New York City, NY Weekly VRDNs, (JP Morgan LOC), 3.900%, 5/2/2007	1,400,000	1,400,000
New York City, NY, (1994 Series A-4) Daily VRDNs (Bayerische Landesbank (GTD) LOC), 4.000%, 5/1/2007	$3,850,000	$3,850,000
New York City, NY, (1994 Series A-4) Daily VRDNs (Baden LOC), 4.080%, 5/1/2007	4,600,000	4,600,000
New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 4.070%, 5/1/2007	3,600,000	3,600,000
New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 4.070%, 5/1/2007	3,600,000	3,600,000
New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Commerzbank AG, Frankfurt LOC)/(Wachovia Bank N.A. SA), 4.080%, 5/1/2007	2,700,000	2,700,000
New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) SA), 4.070%, 5/1/2007	4,100,000	4,100,000
New York City, NY, (1995 Series B-7) Daily VRDNs (AMBAC INS)/(JP Morgan SPA), 4.070%, 5/1/2007	2,300,000	2,300,000
New York City, NY, (1995 Series F-2) Weekly VRDNs, (DEPFA Bank PLC LOC), 3.930%, 5/2/2007	3,200,000	3,200,000
New York City, NY, (Fiscal 1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.900%, 5/2/2007	1,475,000	1,475,000
New York City, NY, (Fiscal 2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.880%, 5/2/2007	1,700,000	1,700,000
New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 4.070%, 5/1/2007	3,100,000	3,100,000
New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 4.080%, 5/1/2007	4,000,000	4,000,000
New York City, NY, (Series 1994H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.940%, 5/2/2007	1,200,000	1,200,000
New York City, NY, (Series M) UT GO Bonds, 5.50% Bonds (AMBAC INS)/(PRF 6/1/2007@101), 6/1/2017	3,000,000	3,035,072
New York State Dormitory Authority, 5.375% Bonds (FSA LOC)/ (PRF 1/1/2008@102), 7/1/2024	1,550,000	1,599,494
New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series A) Daily VRDNs (General Electric Co.), 4.110%, 5/1/2007	2,300,000	2,300,000
New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA LOC), 3.900%, 5/3/2007	$4,000,000	$4,000,000
Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/ (Key Bank, N.A. LOC), 3.930%, 5/2/2007	3,200,000	3,200,000
Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 4.070%, 5/1/2007	1,000,000	1,000,000
Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs, 3.950%, 5/3/2007	4,000,000	4,000,000
Schenectady, NY, BAN, 4.50% BANs (Bank of America N.A. LOC), 5/24/2007	1,500,000	1,500,756
Seneca County, NY IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	2,035,000	2,035,000
Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,410,000	1,410,000
Suffolk County, NY, 4.00% TRANs, 8/16/2007	3,000,000	3,004,727
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2001C) Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC LOC), 3.900%, 5/2/2007	4,500,000	4,500,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.900%, 5/2/2007	2,825,000	2,825,000

TOTAL SHORT-TERM MUNICIPALS		$106,997,053

TOTAL INVESTMENTS -- 99.6% (AT AMORTIZED COST)		$110,997,053

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%		$455,002

TOTAL NET ASSETS -- 100%		$111,452,055

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	27.7%
Medical	17.0%
Pollution	14.8%
Utilities	13.8%
Higher Education	11.9%
Transportation	5.0%
Nursing Homes	4.3%
Housing	4.0%
Airport	2.0%
Other Assets and Liabilities -- Net[2]	(0.5)%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
[3,4]SHORT-TERM MUNICIPALS -- 100.5%
PENNSYLVANIA -- 100.5%
Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF 12/1/2007@102), 12/1/2019	$1,000,000	$1,033,485
Allegheny County, PA, HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/(PRF 9/1/2007@100), 9/1/2010	1,500,000	1,512,102
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA), 4.000%, 5/1/2007	1,000,000	1,000,000
Allegheny County, PA, IDA Health & Housing Facilities, Revenue Bonds (Series A) Daily VRDNs (Longwood at Oakmont, Inc.)/(Radian Asset Assurance LOC)/(National City Bank SPA), 4.100%, 5/1/2007	800,000	800,000
Allegheny County, PA, IDA, Refunding Revenue Bonds, 3.85% TOBs (PNC Bank, N.A. LOC) 7/1/2007	1,300,000	1,300,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD), 3.950%, 5/2/2007	500,000	500,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC), 3.850%, 5/2/2007	900,000	900,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/ (Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	500,000	500,000
Cumberland County, PA, Municipal Authority, (Series 2003-B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.910%, 5/3/2007	$860,000	$860,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD), 3.910%, 5/1/2007	400,000	400,000
Delaware County, PA, PCR, (Series 2001 A), 3.75% CP (Exelon Generation Co. LLC)/ (Wachovia Bank N.A. LOC), Mandatory Tender 5/16/2007	785,000	785,000
Delaware County, PA, PCRBs, Daily VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 4.100%, 5/1/2007	800,000	800,000
Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank SPA), 4.000%, 5/1/2007	1,000,000	1,000,000
Indiana County, PA, IDA, Revenue Bonds Daily VRDNs, (BNP Paribas LOC), 4.080%, 5/1/2007	900,000	900,000
Mercer County, PA, IDA, Revenue Bonds Weekly VRDNs (Solar Atmospheres of Western PA)/(Fleet National Bank LOC), 3.970%, 5/2/2007	410,000	410,000
Montgomery County, PA, IDA, 3.63% CP (BNP Paribas LOC), Mandatory Tender 5/2/2007	1,460,000	1,460,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (West Deutsche Landesbank Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 4.000%, 5/1/2007	1,000,000	1,000,000
Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.910%, 5/3/2007	$600,000	$600,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.910%, 5/3/2007	1,000,000	1,000,000
Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.930%, 5/3/2007	1,400,000	1,400,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children’s Hospital of Philadelphia)/(Bank of America N.A. LOC), 4.020%, 5/1/2007	400,000	400,000
Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/ (AMBAC INS), 3.960%, 5/2/2007	$335,000	$335,000
South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/ (MBIA Insurance Corp. INS)/(PNC Bank LOC), 4.010%, 5/1/2007	500,000	500,000
University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC), 3.880%, 5/2/2007	800,000	800,000

TOTAL INVESTMENTS -- 100.5% (AT AMORTIZED COST)		$20,195,587

OTHER ASSETS AND LIABILITIES -- NET -- (0.5)%		$(104,080)

TOTAL NET ASSETS -- 100%		$20,091,507

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at April 30, 2007.

(1) Discount rate at time of purchase.

(2) Floating rate note with current rate and next reset date shown.

(3) At April 30, 2007, 8.8%, 5.9% and 6.5% of the total investments at market value were subject to the federal alternative minimum tax for Tax-Free Money Market Fund , New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

(4) Current rate and next reset date shown for Variable Rate Demand Notes.

(5) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, the Money Market Fund held a restricted security which amounted to $74,934,500, representing 3.7% of total net assets and the Prime Money Market Fund held a restricted security which amounted to $14,986,900, representing 4.3% of total net assets.

(6) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, the Money Market Fund held a liquid restricted security which amounted to $74,934,500, representing 3.7% of total net assets and the Prime Money Market Fund held a liquid restricted security which amounted to $14,986,900, representing 4.3% of total net assets.

The following acronyms are used throughout this report:

AMBAC -- American Municipal Bond Assurance Corporation	INV -- Investment Agreement
BANs -- Bond Anticipation Notes	LIQ -- Liquidity Agreement
COL -- Collateralized	LOC(s) -- Letter(s) of Credit
CP -- Commercial Paper	MFH -- Multi-Family Housing
CSD -- Central School District	PCR -- Pollution Control Revenue
FGIC -- Financial Guaranty Insurance Company	PCRBs -- Pollution Control Revenue Bonds
FNMA -- Federal National Mortgage Association	PRF -- Pre-refunded
FSA -- Financial Security Assurance	SA -- Support Agreement
GO -- General Obligation	TANs -- Tax Anticipation Notes
GTD -- Guaranteed	TOBs -- Tender Option Bonds
HDA -- Hospital Development Authority	TRANs -- Tax and Revenue Anticipation Notes
HFA -- Housing Finance Agency	UT -- Unlimited Tax
IDA -- Industrial Development Authority	VHA -- Veterans Hosing Administration
INS -- Insured	VRDNs -- Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$857,042,228
U.S. Government Money Market Fund	2,528,018,480
Tax-Free Money Market Fund	90,210,466
Money Market Fund	2,020,055,020
Prime Money Market Fund	350,092,057
New York Tax-Free Money Market Fund	110,997,053
Pennsylvania Tax-Free Money Market Fund	20,195,587

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
ASSETS:
Investments in repurchase agreements	$460,237,000	$661,327,000
Investments in securities	396,805,228	1,866,691,480

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	857,042,228	2,528,018,480

Cash	602	607
Income receivable	1,617,588	1,614,869
Receivable for shares sold	48,242	--

TOTAL ASSETS	858,708,660	2,529,633,956

LIABILITIES:
Payable to bank	--	--
Income distribution payable	2,921,658	9,879,988
Payable for shares redeemed	1,500	--
Payable for transfer and dividend disbursing agent fees and expenses	13,882	7,979
Payable for Trustees' fees	919	749
Payable for audit fees	14,726	14,520
Payable for distribution services fee (Note 5)	49,531	89,788
Payable for shareholder services fee (Note 5)	27,618	1,925
Payable for share registration costs	18,357	11,835
Accrued expenses	54,488	165,244

TOTAL LIABILITIES	3,102,679	10,172,028

NET ASSETS	$855,605,981	$2,519,461,928

NET ASSETS CONSIST OF:
Paid-in capital	$855,601,095	$2,519,464,493
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	4,919	(2,565)

TOTAL NET ASSETS	$855,605,981	$2,519,461,928

Class A Shares	$108,698,345	$23,755,022

Class A2 Shares	$--	$--

Class B Shares	$--	$--

Class S Shares	$27,793,589	$--

Corporate Shares	$--	$--

Institutional I Shares	$336,469,785	$1,420,027,780

Institutional II Shares	$382,644,262	$1,075,679,126

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	108,688,486	23,753,183

Class A2 Shares	--	--

Class B Shares	--	--

Class S Shares	27,797,216	--

Corporate Shares	--	--

Institutional I Shares	336,438,091	1,420,122,389

Institutional II Shares	382,716,863	1,075,695,872

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$--	$210,234,000	$50,930,000	$--	$--
90,210,466	1,809,821,020	299,162,057	110,997,053	20,195,587

90,210,466	2,020,055,020	350,092,057	110,997,053	20,195,587

70,165	1,415	889	--	--
664,187	1,711,611	273,878	745,700	111,527
1,807	709,055	114,295	125,451	--

90,946,625	2,022,477,101	350,481,119	111,868,204	20,307,114

--	--	--	190,738	128,816
200,913	5,272,277	878,817	101,803	43,233
--	323,884	82,278	55,025	--
7,547	172,014	3,463	18,486	12,972
630	719	1,496	567	862
14,438	14,683	15,575	14,343	14,732
6,366	57,646	--	--	680
4,185	169,603	13,532	17,376	--
10,317	20,317	5,244	8,437	10,932
12,445	137,549	21,848	9,374	3,380

256,841	6,168,692	1,022,253	416,149	215,607

$90,689,784	$2,016,308,409	$349,458,866	$111,452,055	$20,091,507

$90,691,125	$2,016,313,365	$349,457,094	$111,451,494	$20,091,451
(1,443)	(11,291)	(2,927)	(340)	--
102	6,335	4,699	901	56

$90,689,784	$2,016,308,409	$349,458,866	$111,452,055	$20,091,507

$19,780,652	$740,485,999	$--	$80,685,076	$3,817,149

$--	$156,285,701	$--	$--	$--

$--	$116,313	$--	$--	$--

$--	$61,090,740	$--	$--	$--

$--	$--	$349,458,866	$--	$--

$41,617,248	$502,907,468	$--	$30,766,979	$15,343,456

$29,291,884	$555,422,188	$--	$--	$930,902

19,789,286	740,743,086	--	80,686,224	3,817,506

--	156,296,187	--	--	--

--	116,198	--	--	--

--	60,873,185	--	--	--

--	--	349,459,652	--	--

41,628,974	502,860,283	--	30,765,030	15,344,387

29,284,867	555,451,921	--	--	929,558

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
NET ASSET VALUE PER SHARE:
Class A Shares	$1.00	$1.00

Class A2 Shares	$--	$--

Class B Shares	$--	$--

Class S Shares	$1.00	$--

Corporate Shares	$--	$--

Institutional I Shares	$1.00	$1.00

Institutional II Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$1.00	$1.00	$--	$1.00	$1.00

$--	$1.00	$--	$--	$--

$--	$1.00	$--	$--	$--

$--	$1.00	$--	$--	$--

$--	--	$1.00	$--	$--

$1.00	$1.00	$--	$1.00	$1.00

$1.00	$1.00	$--	$--	$1.00

STATEMENTS OF OPERATIONS

Year Ended April 30, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest	$44,350,172	$128,891,926

EXPENSES:
Investment advisory fee (Note 5)	3,514,361	9,939,491
Administrative personnel and services fee (Note 5)	516,158	1,459,595
Custodian fees	30,215	70,372
Transfer and dividend disbursing agent fees and expenses	32,285	30,417
Trustees' fees	9,843	9,968
Auditing fees	15,578	15,508
Legal fees	3,318	3,084
Portfolio accounting fees	322,238	896,379
Distribution services fee--Class A Shares (Note 5)	--	29,702
Distribution services fee--Class A2 Shares (Note 5)	--	--
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	67,864	--
Distribution services fee--Corporate Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	921,005	2,574,243
Shareholder services fee--Class A Shares (Note 5)	297,393	29,408
Shareholder services fee--Class A2 Shares (Note 5)	--	--
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	67,859	--
Shareholder services fee--Corporate Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	907,292	3,606,682
Share registration costs	50,666	38,529
Printing and postage	12,286	698
Insurance premiums	34,179	83,455
Miscellaneous	28,699	39,519

TOTAL EXPENSES	6,831,239	18,827,050

WAIVERS AND REIMBURSEMENT (NOTE 5):
Waiver of investment advisory fee	(307,251)	(1,411,017)
Waiver of distribution services fee--Class A Shares	--	(28,140)
Waiver of distribution services fee--Class A2 Shares	--	--
Waiver of distribution services fee--Class B Shares	--	--
Waiver of distribution services fee--Class S Shares	(8,398)	--
Waiver of distribution services fee--Corporate Shares	--	--
Waiver of distribution services fee--Institutional II Shares	(369,192)	(1,620,313)
Waiver of shareholder services fee--Class A Shares	--	--
Waiver of shareholder services fee--Class A2	--	--
Waiver of shareholder services fee--Corporate Shares	--	--
Waiver of shareholder services fee--Institutional I Shares	(889,422)	(3,606,682)
Reimbursement of shareholder services fee--Class A Shares	(21,132)	--

TOTAL WAIVERS AND REIMBURSEMENT	(1,595,395)	(6,666,152)

Net expenses	5,235,844	12,160,898

Net investment income	$39,114,328	$116,731,028

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$4,193,960	$103,284,993	$16,149,012	$4,439,189	$991,181

474,831	7,857,103	1,234,136	504,300	112,226
69,752	1,153,395	181,232	74,070	16,499
5,935	57,357	14,432	6,304	1,403
29,364	524,158	11,383	40,401	34,230
9,452	9,398	10,384	9,499	9,593
14,870	15,233	16,117	15,030	14,948
2,912	3,427	2,983	3,216	2,848
47,893	709,655	118,585	52,891	17,654
55,423	--	--	--	4,906
--	165,744	--	--	--
--	1,282	--	--	--
--	137,928	--	--	--
--	--	771,335	--	--
75,350	1,392,187	--	--	3,353
55,284	1,870,473	--	226,913	4,893
--	166,057	--	--	--
--	443	--	--	--
--	137,928	--	--	--
--	--	760,018	--	--
165,857	1,325,212	--	74,274	61,844
31,752	66,301	18,194	22,995	30,184
545	41,887	3,713	12,862	2,828
10,846	63,803	17,083	10,820	7,944
1,552	3,337	23,570	3,663	3,262

1,051,618	15,702,308	3,183,165	1,057,238	328,615

(211,636)	(1,997,627)	(541,015)	(136,988)	(94,711)
(23,582)	--	--	--	(1,423)
--	(165,744)	--	--	--
--	(104)	--	--	--
--	--	--	--	--
--	--	(771,335)	--	--
(32,403)	(848,003)	--	--	(2,162)
--	--	--	--	(4,328)
--	(128,911)	--	--	--
--	--	(627,075)	--	--
(165,857)	(1,325,212)	--	(72,017)	(61,844)
--	(391,673)	--	(11,459)	--

(433,478)	(4,857,274)	(1,939,425)	(220,464)	(164,468)

618,140	10,845,034	1,243,740	836,774	164,147

$3,575,820	$92,439,959	$14,905,272	$3,602,415	$827,034

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund Year Ended April 30,

	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$39,114,328	$25,877,437

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(5,159,985)	(4,145,162)
Class A2 Shares	--	--
Class B Shares	--	--
Class S Shares	(1,113,203)	(778,088)
Corporate Shares	--	--
Institutional Shares	--	--
Institutional I Shares	(16,629,628)	(9,914,544)
Institutional II Shares	(16,227,021)	(11,017,187)

Change in net assets resulting from distributions to shareholders	(39,129,837)	(25,854,981)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,211,096,413	3,381,438,908
Net asset value of shares issued to shareholders in payment of distributions declared	2,598,111	1,914,751
Cost of shares redeemed	(3,238,519,712)	(3,352,634,265)

Change in net assets resulting from share transactions	(24,825,188)	30,719,394

Change in net assets	(24,840,697)	30,741,850
NET ASSETS:
Beginning of period	880,446,678	849,704,828

End of period	$855,605,981	$880,446,678

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,919	$20,428

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

** Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund were renamed Corporate Shares.

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund Year Ended April 30,		Tax-Free Money Market Fund Year Ended April 30,		Money Market Fund* Year Ended April 30,		Prime Money Market Fund** Year Ended April 30,

2007	2006	2007	2006	2007	2006	2007	2006

$116,731,028	$75,570,816	$3,575,820	$3,169,751	$92,439,959	$59,445,049	$14,905,272	$10,546,137

(552,167)	(89,936)	(607,138)	(907,233)	(34,986,342)	(23,036,175)	--	--
--	--	--	--	(3,230,749)	--	--	--
--	--	--	--	(7,004)	(5,288)	--	--
--	--	--	--	(2,384,135)	(1,461,190)	--	--
--	--	--	--	--	--	(14,901,873)	--
--	--	--	--	--	(328,671)	--	(10,544,612)
(68,489,757)	(45,913,453)	(2,079,839)	(1,453,010)	(25,525,786)	(19,840,197)	--	--
(47,690,823)	(29,567,235)	(902,420)	(795,867)	(26,300,752)	(14,771,318)	--	--

(116,732,747)	(75,570,624)	(3,589,397)	(3,156,110)	(92,434,768)	(59,442,839)	(14,901,873)	(10,544,612)

4,985,499,642	4,511,247,953	281,279,547	413,684,024	7,195,756,204	7,305,448,599	1,543,871,714	1,504,012,435
268,646	62,243	606,933	887,167	27,554,643	15,995,025	5,372,163	3,575,414
(4,602,470,233)	(4,372,299,308)	(314,750,099)	(449,234,364)	(7,066,228,552)	(7,179,659,620)	(1,513,685,646)	(1,502,659,693)

383,298,055	139,010,888	(32,863,619)	(34,663,173)	157,082,295	141,784,004	35,558,231	4,928,156

383,296,336	139,011,080	(32,877,196)	(34,649,532)	157,087,486	141,786,214	35,561,630	4,929,681

2,136,165,592	1,997,154,512	123,566,980	158,216,512	1,859,220,923	1,717,434,709	313,897,236	308,967,555

$2,519,461,928	$2,136,165,592	$90,689,784	$123,566,980	$2,016,308,409	$1,859,220,923	$349,458,866	$313,897,236

$(2,565)	$(846)	$102	$13,679	$6,335	$1,144	$4,699	$1,300

	New York Tax-Free Money Market Fund Year Ended April 30,		Pennsylvania Tax-Free Money Market Fund Year Ended April 30,

	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$3,602,415	$2,759,420	$827,034	$650,239

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(2,714,004)	(2,057,971)	(55,726)	(14,532)
Institutional I Shares	(901,121)	(687,634)	(734,123)	(602,705)
Institutional II Shares	--	--	(39,954)	(30,185)

Change in net assets resulting from distributions to shareholders	(3,615,125)	(2,745,605)	(829,803)	(647,422)

SHARE TRANSACTIONS:
Proceeds from sale of shares	351,323,929	339,106,516	98,482,246	86,619,308
Net asset value of shares issued to shareholders in payment of distributions declared	2,151,748	1,648,523	72,139	35,784
Cost of shares redeemed	(368,082,061)	(358,154,259)	(109,819,428)	(78,782,754)

Change in net assets resulting from share transactions	(14,606,384)	(17,399,220)	(11,265,043)	7,872,338

Change in net assets	(14,619,094)	(17,385,405)	(11,267,812)	7,875,155
NET ASSETS:
Beginning of period	126,071,149	143,456,554	31,359,319	23,484,164

End of period	$111,452,055	$126,071,149	$20,091,507	$31,359,319

Undistributed net investment income included in net assets at end of period	$901	$13,611	$56	$2,852

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.004(c)	(0.004)	$1.00
2005	$1.00	0.011	(0.011)	$1.00
2006	$1.00	0.028	(0.028)	$1.00
2007	$1.00	0.043	(0.043)	$1.00
U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.002(c)	(0.002)	$1.00
2005	$1.00	0.010	(0.010)	$1.00
2006	$1.00	0.028	(0.028)	$1.00
2007	$1.00	0.041	(0.041)	$1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(d)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.032	(0.032)	$1.00
2007	$1.00	0.046	(0.046)	$1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL II SHARES

2004(d)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.031	(0.031)	$1.00
2007	$1.00	0.044	(0.044)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.005(c)	(0.005)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.03	(0.03)	$1.00
2007	$1.00	0.044	(0.044)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.007(c)	(0.007)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2006	$1.00	0.034	(0.034)	$1.00
2007	$1.00	0.047	(0.047)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.006(c)	(0.006)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2006	$1.00	0.033	(0.033)	$1.00
2007	$1.00	0.046	(0.046)	$1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Per share numbers have been calculated using the average shares method.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets

Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

0.93%	0.61%	0.93%	0.09%	$622,086
0.39%	0.61%	0.40%	0.32%	$148,182
1.07%	0.65%	1.06%	0.48%	$152,536
2.91%	0.79%	2.84%	0.23%	$117,863
4.42%	0.72%	4.33%	0.06%	$108,698

0.68%	0.86%	0.70%	0.09%	$18,011
0.22%	0.77%	0.22%	0.32%	$16,013
0.95%	0.76%	0.98%	0.37%	$19,603
2.88%	0.81%	2.79%	0.21%	$28,842
4.18%	0.96%	4.10%	0.0 7%	$27,794

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$288,113
1.23%	0.49%	1.24%	0.39%	$294,260
3.22%	0.49%	3.20%	0.29%	$337,038
4.66%	0.49%	4.57%	0.28%	$336,470

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$353,773
1.16%	0.56%	1.13%	0.32%	$383,305
3.10%	0.60%	3.05%	0.19%	$396,703
4.51%	0.63%	4.40%	0.14%	$382,644

1.02%	0.66%	1.03%	0.83%	$70,506
0.46%	0.65%	0.54%	0.26%	$649
1.19%	0.69%	1.23%	0.42%	$878
3.06%	0.82%	3.17%	0.20%	$5,504
4.53%	0.72%	4.67%	0.29%	$23,755

1.25%	0.43%	1.26%	0.56%	$1,232,568
0.69%	0.42%	0.69%	0.37%	$1,255,603
1.45%	0.43%	1.45%	0.43%	$1,210,017
3.45%	0.43%	3.41%	0.33%	$1,281,353
4.83%	0.45%	4.74%	0.31%	$1,420,028

1.18%	0.50%	1.17%	0.56%	$259,017
0.62%	0.48%	0.59%	0.38%	$1,434,300
1.38%	0.49%	1.31%	0.36%	$786,260
3.38%	0.50%	3.36%	0.26%	$849,308
4.74%	0.54%	4.63%	0.22%	$1,075,679

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	--	0.009	(0.009)	--	(0.009)
2006	$1.00	0.020	--	0.020	(0.020)	--	(0.020)
2007	$1.00	0.027	--	0.027	(0.027)	--	(0.027)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$1.00	0.023	--	0.023	(0.023)	--	(0.023)
2007	$1.00	0.031	--	0.031	(0.031)	--	(0.031)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.012	0.000(e)	0.012	(0.012)	--	(0.012)
2006	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
2007	$1.00	0.046	--	0.046	(0.046)	--	(0.046)
MONEY MARKET FUND - CLASS A2 SHARES(f)

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.013	0.000(e)	0.013	(0.013)	--	(0.013)
2006	$1.00	0.033	--	0.033	(0.033)	--	(0.033)
2007	$1.00	0.047	--	0.047	(0.047)	--	(0.047)
MONEY MARKET FUND - CLASS B SHARES

2004(g)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.009	0.000(e)	0.009	(0.009)	--	(0.009)
2006	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
2007	$1.00	0.039	--	0.039	(0.039)	--	(0.039)
MONEY MARKET FUND - CLASS S SHARES

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$1.00	0.010	0.000(e)	0.010	(0.010)	--	(0.010)
2006	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
2007	$1.00	0.043	--	0.043	(0.043)	--	(0.043)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(d) Represents less than $0.01.

(e) Represents less than $0.001.

(f) Formerly Institutional Shares.

(g) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(h) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	0.77%	0.62%	0.77%	0.92%	$40,706
$1.00	0.40%	0.62%	0.40%	0.48%	$51,778
$1.00	0.89%	0.64%	0.89%	0.55%	$54,013
$1.00	1.99%	0.75%	1.97%	0.34%	$31,402
$1.00	2.78%	0.80%	2.72%	0.29%	$19,781

$1.00	1.00%	0.39%	0.99%	0.60%	$96,729
$1.00	0.62%	0.40%	0.62%	0.42%	$49,491
$1.00	1.14%	0.39%	1.13%	0.55%	$62,563
$1.00	2.36%	0.39%	2.32%	0.45%	$54,359
$1.00	3.19%	0.41%	3.13%	0.43%	$41,617

$1.00	0.93%	0.46%	0.92%	0.61%	$48,218
$1.00	0.55%	0.47%	0.54%	0.36%	$51,614
$1.00	1.07%	0.46%	1.05%	0.48%	$41,640
$1.00	2.25%	0.50%	2.23%	0.34%	$37,806
$1.00	3.04%	0.55%	2.98%	0.29%	$29,292

$1.00	0.92%	0.70%	0.92%	0.25%	$1,240,670
$1.00	0.41%	0.70%	0.41%	0.40%	$924,016
$1.00	1.16%	0.73%	1.13%	0.41%	$771,286
$1.00	3.06%	0.86%	3.01%	0.17%	$745,488
$1.00	4.72%	0.63%	4.62%	0.15%	$740,486

$1.00	1.02%	0.60%	0.99%	0.35%	$2,757
$1.00	0.51%	0.61%	0.50%	0.51%	$3,242
$1.00	1.29%	0.61%	1.43%	0.53%	$8,579
$1.00	3.33%	0.60%	3.29%	0.44%	$8,961
$1.00	4.83%	0.49%	4.85%	0.54%	$156,286

$1.00	0.07%	1.19%(h)	1.17%(h)	0.79%(h)	$226
$1.00	0.86%	1.02%	0.82%	0.62%	$171
$1.00	2.79%	1.08%	2.80%	0.37%	$183
$1.00	4.01%	1.34%	3.57%	0.16%	$116

$1.00	0.61%	1.00%	0.63%	0.20%	$81,002
$1.00	0.18%	0.94%	0.18%	0.24%	$53,238
$1.00	0.97%	0.92%	0.96%	0.22%	$47,094
$1.00	3.01%	0.91%	2.97%	0.13%	$45,691
$1.00	4.40%	0.93%	4.33%	0.10%	$61,091

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(c)	$1.00	0.006	0.000(d)	0.006	(0.006)	--	(0.006)
2005	$1.00	0.015	0.000(d)	0.015	(0.015)	--	(0.015)
2006	$1.00	0.035	--	0.035	(0.035)	--	(0.035)
2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)
MONEY MARKET FUND - INSTITUTIONAL II SHARES

2004(c)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.014	0.000(d)	0.014	(0.014)	--	(0.014)
2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)
2007	$1.00	0.047	--	0.047	(0.047)	--	(0.047)
PRIME MONEY MARKET FUND - CORPORATE SHARES(f)

2003	$1.00	0.01	--	0.01	(0.01)	(0.000)(d)	(0.01)
2004	$1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$1.00	0.015	(0.000)(d)	0.015	(0.015)	--	(0.015)
2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)
2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)
NEW YORK TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	0.000(d)	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)
2006	$1.00	0.020	--	0.020	(0.020)	--	(0.020)
2007	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
NEW YORK TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(c)	$1.00	0.002	0.000(d)	0.002	(0.002)	--	(0.002)
2005	$1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2004(g)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.008	--	0.008	(0.008)	--	(0.008)
2006	$1.00	0.019	--	0.019	(0.019)	--	(0.019)
2007	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(h)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(h)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$1.00	0.021	--	0.021	(0.021)	--	(0.021)
2007	$1.00	0.029	--	0.029	(0.029)	--	(0.029)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Represents less than $0.001.

(e) Computed on an annualized basis.

(f) Formerly Institutional Shares.

(g) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(h) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	0.48%	0.42%(e)	0.69%(e)	0.51%(e)	$698,792
$1.00	1.48%	0.41%	1.48%	0.47%	$563,829
$1.00	3.52%	0.41%	3.46%	0.38%	$508,399
$1.00	4.92%	0.43%	4.82%	0.35%	$502,907

$1.00	0.43%	0.49%(e)	0.62%(e)	0.44%(e)	$359,579
$1.00	1.41%	0.48%	1.41%	0.40%	$326,475
$1.00	3.43%	0.50%	3.48%	0.29%	$550,498
$1.00	4.82%	0.53%	4.73%	0.25%	$555,422

$1.00	1.21%	0.40%	1.20%	0.30%	$248,812
$1.00	0.68%	0.42%	0.66%	0.63%	$249,771
$1.00	1.48%	0.42%	1.48%	0.72%	$308,968
$1.00	3.49%	0.43%	3.44%	0.60%	$313,897
$1.00	4.94%	0.40%	4.83%	0.63%	$349,459

$1.00	0.86%	0.61%	0.86%	0.09%	$191,859
$1.00	0.43%	0.63%	0.44%	0.39%	$127,463
$1.00	0.90%	0.64%	0.88%	0.54%	$116,150
$1.00	2.04%	0.71%	2.02%	0.35%	$98,113
$1.00	2.86%	0.72%	2.81%	0.12%	$80,685

$1.00	0.23%	0.64%(e)	0.41%(e)	0.26%(e)	$35,853
$1.00	0.92%	0.62%	0.89%	0.31%	$27,306
$1.00	2.24%	0.52%	2.22%	0.33%	$27,958
$1.00	3.08%	0.50%	3.02%	0.35%	$30,767

$1.00	0.13%	0.82%(e)	0.26%(e)	0.93%(e)	$222
$1.00	0.79%	0.77%	0.86%	0.97%	$832
$1.00	1.96%	0.80%	1.94%	0.62%	$663
$1.00	2.81%	0.77%	2.83%	0.64%	$3,817

$1.00	0.86%	0.58%	0.88%	0.43%	$13,453
$1.00	0.45%	0.59%	0.44%	0.65%	$15,361
$1.00	0.96%	0.59%	0.95%	0.88%	$20,758
$1.00	2.20%	0.58%	2.22%	0.60%	$29,677
$1.00	3.03%	0.57%	2.96%	0.59%	$15,343

$1.00	0.86%	0.58%	0.83%	0.73%	$3,439
$1.00	0.44%	0.53%	0.54%	0.72%	$671
$1.00	0.96%	0.59%	1.02%	0.88%	$1,894
$1.00	2.17%	0.58%	2.12%	0.57%	$1,020
$1.00	2.97%	0.65%	2.90%	0.50%	$931

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
April 30, 2007

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives

MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.
MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	To seek to maximize current income exempt from federal income tax and providing liquidity and stability of principal.
MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.
MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	To seek to maximize current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

(d) Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares for the Money Market Fund), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares for the Prime Money Market Fund), Institutional I Shares and Institutional II Shares. All Funds do not offer all classes. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation - The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements - It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions - Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization - All premiums and discounts are amortized/accreted.

Federal Taxes - It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

		U.S. Treasury Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,240,166,055	$1,240,166,055	1,242,119,280	$1,242,119,280
Shares issued to shareholders in payment of distributions declared	2,594,209	2,594,209	1,882,293	1,882,293
Shares redeemed	(1,251,930,799)	(1,251,930,799)	(1,278,683,556)	(1,278,683,556)

Net change resulting from Class A Share transactions	(9,170,535)	$(9,170,535)	(34,681,983)	$(34,681,983)

Class S Shares

Shares sold	169,414,700	$169,414,700	272,495,970	$272,495,970
Shares redeemed	(170,460,770)	(170,460,770)	(263,255,224)	(263,255,224)

Net change resulting from Class S Share transactions	(1,046,070)	$(1,046,070)	9,240,746	$9,240,746

Institutional I Shares

Shares sold	785,647,762	$785,647,762	613,520,674	$613,520,674
Shares issued to shareholders in payment of distributions declared	3,902	3,902	32,458	32,458
Shares redeemed	(786,184,387)	(786,184,387)	(570,780,826)	(570,780,826)

Net change resulting from Institutional I Share transactions	(532,723)	$(532,723)	42,772,306	$42,772,306

Institutional II Shares

Shares sold	1,015,867,896	$1,015,867,896	1,253,302,984	$1,253,302,984
Shares redeemed	(1,029,943,756)	(1,029,943,756)	(1,239,914,659)	(1,239,914,659)

Net change resulting from Institutional II Share transactions	(14,075,860)	$(14,075,860)	13,388,325	$13,388,325

Net change resulting from share transactions	(24,825,188)	$(24,825,188)	30,719,394	$30,719,394

	U.S. Government Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	108,502,781	$108,502,781	29,593,475	$29,593,475
Shares issued to shareholders in payment of distributions declared	268,646	268,646	62,243	62,243
Shares redeemed	(90,521,954)	(90,521,954)	(25,029,405)	(25,029,405)

Net change resulting from Class A Share transactions	18,249,473	$18,249,473	4,626,313	$4,626,313

Institutional I Shares

Shares sold	1,942,640,895	$1,942,640,895	2,214,022,397	$2,214,022,397
Shares redeemed	(1,803,931,084)	(1,803,931,084)	(2,142,709,615)	(2,142,709,615)

Net change resulting from Institutional I Share transactions	138,709,811	$138,709,811	71,312,782	$71,312,782

Institutional II Shares

Shares sold	2,934,355,966	$2,934,355,966	2,267,632,081	$2,267,632,081
Shares redeemed	(2,708,017,195)	(2,708,017,195)	(2,204,560,288)	(2,204,560,288)

Net change resulting from Institutional II Share transactions	226,338,771	$226,338,771	63,071,793	$63,071,793

Net change resulting from share transactions	383,298,055	$383,298,055	139,010,888	$139,010,888

	Tax-Free Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	49,573,130	$49,573,130	161,669,552	$161,669,552
Shares issued to shareholders in payment of distributions declared	606,933	606,933	885,821	885,821
Shares redeemed	(61,797,876)	(61,797,876)	(185,171,830)	(185,171,830)

Net change resulting from Class A Share transactions	(11,617,813)	$(11,617,813)	(22,616,457)	$(22,616,457)

Institutional I Shares

Shares sold	154,626,462	$154,626,462	163,981,411	$163,981,411
Shares redeemed	(167,363,822)	(167,363,822)	(172,190,213)	(172,190,213)

Net change resulting from Institutional I Share transactions	(12,737,360)	$(12,737,360)	(8,208,802)	$(8,208,802)

Institutional II Shares

Shares sold	77,079,955	$77,079,955	88,033,061	$88,033,061
Shares issued to shareholders in payment of distributions declared	--	--	1,346	1,346
Shares redeemed	(85,588,401)	(85,588,401)	(91,872,321)	(91,872,321)

Net change resulting from Institutional II Share transactions	(8,508,446)	$(8,508,446)	(3,837,914)	$(3,837,914)

Net change resulting from share transactions	(32,863,619)	$(32,863,619)	(34,663,173)	$(34,663,173)

	Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	3,571,582,973	$3,571,582,973	4,079,192,785	$4,079,192,785
Shares issued to shareholders in payment of distributions declared	23,534,819	23,534,819	14,925,641	14,925,641
Shares redeemed	(3,600,109,712)	(3,600,109,712)	(4,119,923,328)	(4,119,923,328)

Net change resulting from Class A Share transactions	(4,991,920)	$(4,991,920)	(25,804,902)	$(25,804,902)

Class A2 Shares*

Shares sold	296,164,308	$296,164,308	65,747,455	$65,747,455
Shares issued to shareholders in payment of distributions declared	3,076,281	3,076,281	200,829	200,829
Shares redeemed	(151,901,097)	(151,901,097)	(65,570,505)	(65,570,505)

Net change resulting from Class A2 Share transactions	147,339,492	$147,339,492	377,779	$377,779

Class B Shares

Shares sold	178,193	$178,193	16,140	$16,140
Shares issued to shareholders in payment of distributions declared	6,675	6,675	5,248	5,248
Shares redeemed	(251,485)	(251,485)	(8,854)	(8,854)

Net change resulting from Class B Share transactions	(66,617)	$(66,617)	12,534	$12,534

Class S Shares

Shares sold	611,448,987	$611,448,987	533,845,802	$533,845,802
Shares issued to shareholders in payment of distributions declared	484	484	321	321
Shares redeemed	(596,059,654)	(596,059,654)	(535,257,018)	(535,257,018)

Net change resulting from Class S Share transactions	15,389,817	$15,389,817	(1,410,895)	$(1,410,895)

Institutional I Shares

Shares sold	1,051,140,449	$1,051,140,449	1,187,782,579	$1,187,782,579
Shares issued to shareholders in payment of distributions declared	935,394	935,394	862,041	862,041
Shares redeemed	(1,057,583,222)	(1,057,583,222)	(1,244,082,999)	(1,244,082,999)

Net change resulting from Institutional I Share transactions	(5,507,379)	$(5,507,379)	(55,438,379)	$(55,438,379)

Institutional II Shares

Shares sold	1,665,241,294	$1,665,241,294	1,438,863,838	$1,438,863,838
Shares issued to shareholders in payment of distributions declared	990	990	945	945
Shares redeemed	(1,660,323,382)	(1,660,323,382)	(1,214,816,916)	(1,214,816,916)

Net change resulting from Institutional II Share transactions	4,918,902	$4,918,902	224,047,867	$224,047,867

Net change resulting from share transactions	157,082,295	$157,082,295	141,784,004	$141,784,004

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

	Prime Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Corporate Shares**

Shares sold	1,543,871,714	$1,543,871,714	1,504,012,435	$1,504,012,435
Shares issued to shareholders in payment of distributions declared	5,372,163	5,372,163	3,575,414	3,575,414
Shares redeemed	(1,513,685,646)	(1,513,685,646)	(1,502,659,693)	(1,502,659,693)

Net change resulting from share transactions	35,558,231	$35,558,231	4,928,156	$4,928,156

	New York Tax-Free Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	249,106,966	$249,106,966	250,829,647	$250,829,647
Shares issued to shareholders in payment of distributions declared	2,141,948	2,141,948	1,648,523	1,648,523
Shares redeemed	(268,667,921)	(268,667,921)	(270,524,277)	(270,524,277)

Net change resulting from Class A Share transactions	(17,419,007)	$(17,419,007)	(18,046,107)	$(18,046,107)

Institutional I Shares

Shares sold	102,216,963	$102,216,963	88,276,869	$88,276,869
Shares issued to shareholders in payment of distributions declared	9,800	9,800	--	--
Shares redeemed	(99,414,140)	(99,414,140)	(87,629,982)	(87,629,982)

Net change resulting from Institutional I Share transactions	2,812,623	$2,812,623	646,887	$646,887

Net change resulting from share transactions	(14,606,384)	$(14,606,384)	(17,399,220)	$(17,399,220)

	Pennsylvania Tax-Free Money Market Fund

	Period Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	14,946,284	$14,946,284	4,513,370	$4,513,370
Shares issued to shareholders in payment of distributions declared	55,718	55,718	14,162	14,162
Shares redeemed	(11,847,107)	(11,847,107)	(4,697,262)	(4,697,262)

Net change resulting from Class A Share transactions	3,154,895	$3,154,895	(169,730)	$(169,730)

Institutional I Shares

Shares sold	76,324,001	$76,324,001	77,851,205	$77,851,205
Shares issued to shareholders in payment of distributions declared	16,421	16,421	21,622	21,622
Shares redeemed	(90,671,580)	(90,671,580)	(68,956,563)	(68,956,563)

Net change resulting from Institutional I Share transactions	(14,331,158)	$(14,331,158)	8,916,264	$8,916,264

Institutional II Shares

Shares sold	7,211,961	$7,211,961	4,254,733	$4,254,733
Shares redeemed	(7,300,741)	(7,300,741)	(5,128,929)	(5,128,929)

Net change resulting from Institutional II Share transactions	(88,780)	$(88,780)	(874,196)	$(874,196)

Net change resulting from share transactions	(11,265,043)	$(11,265,043)	7,872,338	$7,872,338

** Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund were renamed Corporate Shares.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to a reclass of short term gain/loss and dividend redesignation. For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets for the Pennsylvania Tax-Free Money Market Fund were as follows:

Increase (Decrease)

Undistributed Net Investment Income	Accumulated Net Realized Gains

$(27)	$27

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006 was as follows:

	2007	2006

Fund	Ordinary Income*	Ordinary Income*

U.S. Treasury Money Market Fund	$ 39,129,837	$ 25,854,981
U.S. Government Money Market Fund	116,732,747	75,570,624
Tax-Free Money Market Fund	3,589,397**	3,156,110***
Money Market Fund	92,434,768	59,442,839
Prime Money Market Fund	14,901,873	10,544,612
New York Tax-Free Money Market Fund	3,615,125**	2,745,605***
Pennsylvania Tax-Free Money Market Fund	829,803**	647,422***

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $3,589,397, $3,615,125 and $828,870 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

*** Included in this amount is tax exempt income of $3,156,110, $2,745,605 and $647,422 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Ordinary Income	Capital Loss Carryforward

U.S. Treasury Money Market Fund	$ 4,919	$ (33)
U.S. Government Money Market Fund	(2,565)	--
Tax-Free Money Market Fund	102 *	(1,445)
Money Market Fund	6,335	(11,291)
Prime Money Market Fund	4,699	(2,927)
New York Tax-Free Money Market Fund	901 *	(340)
Pennsylvania Tax-Free Money Market Fund	56 *	--

* Included in this amount is tax exempt income of $102, $901 and $56 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2007:

Fund	Cost of Investments

U.S. Treasury Money Market Fund	$857,042,228
U.S. Government Money Market Fund	2,528,018,480
Tax-Free Money Market Fund	90,210,466
Money Market Fund	2,020,055,020
Prime Money Market Fund	350,092,057
New York Tax-Free Money Market Fund	110,997,053
Pennsylvania Tax-Free Money Market Fund	20,195,587

At April 30, 2007, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in				Total Capital Loss Carryforwards
Fund	2008	2010	2011	2014

U.S. Treasury Money Market Fund	$ --	$ --	$ --	$ 33	$ 33
Tax-Free Money Market Fund	875	570	--	--	1,445
Money Market Fund	--	--	11,291	--	11,291
Prime Money Market Fund	--	--	2,750	177	2,927
New York Tax-Free Money Market Fund	--	--	--	340	340

The Pennsylvania Tax-Free Money Market Fund used capital loss carryforwards of $27 to offset taxable capital gains realized during the year ended April 30, 2007.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee - MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee - Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee - The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled. For the year ended April 30, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges - Class B Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC. The CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Shareholder Services Fee - Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive, reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive, reimburse or reduce any fees to which they are entitled. For the year ended April 30, 2007, M&T Securities reimbursed shareholder services fees of $21,132, $391,673 and $11,459, respectively for Class A Shares of U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund. For the year ended April 30, 2007, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained

U.S. Treasury Money Market Fund	$361,666
U.S. Government Money Market Fund	29,408
Tax-Free Money Market Fund	55,279
Money Market Fund	1,639,034
Prime Money Market Fund	132,331
New York Tax-Free Money Market Fund	217,706
Pennsylvania Tax-Free Money Market Fund	565

General - Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 73.6% of the New York Tax-Free Money Market Fund’s and 78.2% of the Pennsylvania Tax-Free Money Market Fund’s respective portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% for New York Tax-Free Money Market Fund and 10.3% for Pennsylvania Tax-Free Money Market Fund.

7. LINE OF CREDIT

The Funds participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2007.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At April 30, 2007, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund
Tax-Free Money Market Fund	100.0%
New York Tax-Free Money Market Fund	100.0%
Pennsylvania Tax-Free Money Market Fund	99.89%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
MTB Group of Funds

We have audited the accompanying statements of assets and liabilities of MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund, seven of the Funds constituting the MTB Group of Funds, (the “Funds”) including the portfolios of investments, as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the period ended April 30, 2003 for MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds of the MTB Group of Funds at April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 18, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is comprised of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, M&T Bank Holding Corp. (bank holding company). Other Directorships Held: None

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman, Community Foundation for Greater Buffalo; Chairman, Buffalo Olmsted Parks Conservancy.

Other Directorships Held: The Energy East Corp.; Community Foundation for Greater Buffalo.

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paint and chemical specialties).

John S. Cramer 299 Beacon Drive Harrisburg, PA 17112 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc. (health care company) since February 2006.

Other Directorships Held: None

Previous Positions: President Emeritus, Pinnacle Health Systems (health care).

Daniel R. Gernatt, Jr. 13870 Taylor Hollow Road Collins, NY 14034 Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: CEO and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD 21204 Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupation: Retired. Other Directorships Held: None Previous Position: Vice Chairman of Signet Banking Corp.

Richard B. Seidel 770 Hedges Lane Strafford, PA 19087 Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners (NASD registered Broker/Dealer and SEC Registered Investment Advisory Firm). Other Directorships Held: None

Dr. Marguerite D. Hambleton 62 LaNoche Court Buffalo, NY 14221 Birth date: February 19, 1943 TRUSTEE Began serving: September 2005

Principal Occupation: Retired.

Previous Position: President and CEO of AAA Western and Central New York.

Other Directorships Held: Chairman, Federal Reserve Board (Buffalo Branch); Board Member, Western New York Public Broadcasting; Trustee, Canisius College.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Director of Mutual Fund Services, Federated Services Company; Senior Vice President, Federated Securities Corp.; President, Edgewood Services, Inc.; and President, Southpointe Distribution Services, Inc.

Previous Positions: Director of Sales Administration, Federated Securities Corp.; Director of Business Development, Federated Services Company; Business Manager, Mutual Fund Services, Federated Servces Company; Director of Investor Relations, MNC Financial, Inc.; and Vice President, Maryland National Bank.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Todd E. Richards 100 East Pratt Street Baltimore, MD Birth date: August 5, 1948 VICE PRESIDENT Began serving: March 2006	Principal Occupations: Vice President, M&T Bank, 2000-Present; Vice President, Director of Mutual Fund Services, M&T Securities, since January 2006. Previous Position: President, Keystone Brokerage.

Philip Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupation: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard N. Paddock Federated Investors Tower Pittsburgh, PA Birth date: October 25, 1963 TREASURER, PRINCIPAL FINANCIAL OFFICER Began serving: January 2006	Principal Occupation: Vice President, Federated Administrative Services.

Thomas R. Rus 100 East Pratt Street, 17th floor Baltimore, MD Birth date: October 11, 1959 CHIEF COMPLIANCE OFFICER Began serving: September 2004

Principal Occupation: Chief Compliance Officer, MTB Group of Funds, MTB Investment Advisors, Inc. and Zirkin-Cutler Investments, Inc.

Previous Positions: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice President and Trust Counsel, Allfirst Financial, Inc., 1995-2003.

Steven A. Friedman Federated Investors Tower Pittsburgh, PA Birth date: May 12, 1950 AML COMPLIANCE OFFICER Began serving: December 2002

Principal Occupation: Compliance Officer, Federated Services Company, Federated Securities Corp. and Edgewood Services, Inc.

Previous Positions: Senior Vice President, Compliance Officer and Bank Secrecy Act Officer, Parkvale Bank.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000

Principal Occupation: Counsel, Reed Smith LLP (since October 2002).

Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company (prior to October 2002).

Gail C. Jones Federated Investors Tower Pittsburgh, PA Birth date: October 26, 1953 ASSISTANT SECRETARY Began serving: June 2005

Principal Occupation: Counsel, Reed Smith LLP (since October 2002).

Previous Positions: Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Funds & Performance” section of the MTB Funds website at www.mtbfunds.com by clicking “Fund Holdings” and selecting the name of the Fund.

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

33049 (6/07)

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
BALTIMORE, MD 21202

MTB-SAR-000-0607

[Logo MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: April 30, 2007

MTB Funds

Short Duration Government Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Virginia Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund -- Conservative Growth

Managed Allocation Fund -- Moderate Growth

Managed Allocation Fund -- Aggressive Growth

Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund

Large Cap Growth Fund

Multi Cap Growth Fund

Mid Cap Stock Fund

Mid Cap Growth Fund

Small Cap Stock Fund

Small Cap Growth Fund

International Equity Fund

MTB SHORT DURATION GOVERNMENT BOND FUND

Management’s Discussion of Fund Performance

For the twelve months ended April 30, 2007, the Fund performed in line with its benchmarks, returning 5.17% for Class A Shares, 4.51% for Class B Shares and 5.40% for Institutional I Shares,* based on net asset value, while the Lipper Short U.S. Government Average** returned 4.75% and the Lehman Brothers 1-3 Year Government Bond Index*** returned 5.19%.

The Federal Reserve’s Open Market Committee left monetary policy largely unchanged after increasing the federal funds rate to 5.25% in June 2006. Our inclusion of higher yielding mortgage-backed securities and collateralized mortgage obligations allowed us to out perform the indices. In addition to these higher yielding securities, we actively managed the Fund’s average maturity. We continue to focus on risk control in evaluating each security and the Fund.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 2.05%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (0.49)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

*** The Lehman Brothers 1-3 Year Government Bond Index is a widely recognized index of U.S. government obligations with maturities between one and three years. This index is unmanaged and investments cannot be made in an index.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

MTB SHORT DURATION GOVERNMENT BOND FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short Duration Government Bond Fund (Class A Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2 and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	2.05%

Start of Performance (8/18/2003)	1.67%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 3.00%.

Expense Ratio

Before Waivers	1.28%

After Waivers	0.92%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and the Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and the Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SHORT DURATION GOVERNMENT BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short Duration Government Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2 and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(0.49)%

Start of Performance (8/18/2003)	0.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.78%

After Waivers	1.45%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and the Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and the Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SHORT DURATION GOVERNMENT BOND FUND --INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Short Duration Government Bond Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB)2 and the Lipper Short U.S. Government Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	5.40%

5 Years	2.92%

10 Years	4.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.03%

After Waivers	0.67%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB1-3GB and the Lipper Short U.S. Government Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1-3GB and the Lipper Short U.S. Government Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Short Duration Government Bond Fund is the successor to the Governor Limited Duration Government Securities Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Limited Duration Government Securities Fund. The quoted performance of MTB Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund (“commingled”) accounts, for periods prior to the Governor Limited Duration Government Securities Fund’s commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts’ performance may have been adversely affected.

MTB SHORT-TERM CORPORATE BOND FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 5.00% for Class A Shares, 4.15% for Class B Shares and 5.18% for Institutional I Shares, based on net asset value, versus 5.33% for its benchmark.* Over the course of last year, interest rates remained in a relatively narrow trading range. The five year US Treasury note started the fiscal year at a 4.80% yield-to-maturity (YTM) and ended the year at 4.60% YTM. The Federal Reserve Board (Fed) raised interest rates to 5.25% by the spring of 2006 and the market was preparing for a slightly more restrictive monetary policy by new Fed Chairman Ben Bernanke. As economic indicators pointed to a healthy economic environment and inflation was slightly higher than where the Fed preferred it to be, the Fund reduced the amount of interest rate risk relative to its benchmark, the Lehman Brothers 1-3 Year Government/Credit Bond Index.** However, concerns surrounding sub-prime mortgages and the effects of a weakening housing market on the overall US economy began to mount. In addition, there continued to be great demand for fixed income securities on the part of foreign investors. These two developments resulted in lower interest rates, detracting from the Fund’s relative performance to its benchmark. The Fund continues to migrate its maturity profile to one that benefits more from a steeper yield curve. We have significantly reduced our exposure to bonds with effective maturities greater than 7 years, favoring shorter duration*** bonds between 2 and 5 years. As the yield curve has steepened over the last 3 months, this change in the Fund’s maturity structure has positively contributed to the Fund’s performance.

The year’s progression saw a corporate bond market concerned with event risk such as leveraged and/or managed buyouts. This coincided with record amounts of capital being raised in private equity funds (the primary financial backer of leveraged buyout activity). Although the underlying credit fundamentals remained sound, the Fund began to reduce its exposure to corporate bonds rated below investment grade anticipating that they would under perform. The additional yield over US Treasuries that high yield bonds+ were commanding was also quite historically low. A more compelling sector of the fixed income market that we viewed to have a higher risk/reward profile was the CMO mortgage-backed sector. Given our perceptions that low levels of interest rate volatility would continue the Fund slightly increased its allocation to mortgage backed securities. Although mortgage backed securities did provide excess returns, they did not outperform high yield. In fact, the high yield sector of the corporate bond market was the best performing sector last year.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 1.85%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (0.85)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index that captures funds with exposures to both government and commercial credit. The index is unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB SHORT-TERM CORPORATE BOND FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short-Term Corporate Bond Fund (Class A Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC)2 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.85%

Start of Performance (8/25/2003)	1.72%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 3.00%.

Expense Ratio

Before Waivers	1.48%

After Waivers	0.94%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC and the Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGC and the Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SHORT-TERM CORPORATE BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Short-Term Corporate Bond Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC)2 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(0.85)%

Start of Performance (8/25/2003)	0.98%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.98%

After Waivers	1.73%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC and the Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGC and the Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SHORT-TERM CORPORATE BOND FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Short-Term Corporate Bond Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 1-3 Year Government/Credit Bond Index (LBGC)2 and the Lipper Short Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	5.18%

5 Years	3.17%

10 Years	4.14%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.23%

After Waivers	0.75%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGC and the Lipper Short Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBGC and the Lipper Short Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 22, 2003 reflects the performance of the ARK Short-Term Bond Portfolio, which the MTB Short-Term Corporate Bond Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Short-Term Bond Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB U.S. GOVERNMENT BOND FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 6.46% for Class A Shares, 5.44% for Class B Shares and 6.49% for Institutional I Shares, based on net asset value,* versus 6.76% for its benchmark, the Lehman Brothers U.S. Government Bond Index.** The Fund experienced a very good positive total return for the period as interest rates moved lower during the period, as economic growth slowed and inflation receded from its peak of 2.9% as measured by the year over year core Consumer Price Index to 2.5% as of April 2007. Although the Federal Reserve Board (Fed) did tighten monetary policy by hiking the Fed Funds target twice during the fiscal year (May and June of 2006) to 5.25%, the Fed has remained on hold since last June. The weakening economy in conjunction with the Fed’s forecast for lower inflation have been the catalysts for the Fed’s stable monetary policy and lower long-term interest rates. The 10-year U.S. Treasury yield declined from its high yield of 5.25% last June to its fiscal year end yield of 4.62%.

The Fund’s performance can be attributed to our duration*** management during the year. We effectively extended the Fund’s duration last summer in advance of long-term interest rates moving lower. The Fund has also benefited from our under weighting of the 30 year portion of the yield curve during calendar year 2007 as this portion of the yield curve has under performed the intermediate portion of the yield curve. The 30-year’s under performance can be attributed to the market’s anticipation of a steeper yield curve. Furthermore, we effectively managed our mortgage backed securities sector allocation throughout the year.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 1.66%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 0.44%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers U.S. Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

MTB U.S. GOVERNMENT BOND FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB U.S. Government Bond Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB)2 and the Lipper U.S. Government Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.66%

5 Years	3.10%

10 Years	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.35%

After Waivers	0.88%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB and the Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSGB and the Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB U.S. GOVERNMENT BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB U.S. Government Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB)2 and the Lipper U.S. Government Funds Average.

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	0.44%

Start of Performance (8/18/2003)	1.72%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.89%

After Waivers	1.83%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB and the Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSGB and the Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB U.S. GOVERNMENT BOND FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB U.S. Government Bond Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers U.S. Government Bond Index (LBUSGB)2 and the Lipper U.S. Government Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.49%

Start of Performance (8/18/2003)	3.55%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.14%

After Waivers	0.84%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBUSGB and the Lipper U.S. Government Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSGB and the Lipper U.S. Government Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB NEW YORK MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 5.13% for Class A Shares, 4.23% for Class B Shares and 5.26% for Institutional I Shares, based on net asset value,* versus 5.61% for its benchmark, the Lehman Brothers New York Tax-Exempt Index.** Holdings that positively contributed to the Fund performance were positions in hospital bonds, bonds with lower credit ratings*** and bonds with longer maturities (maturities longer than 20 years).

The Federal Reserve Board raised the federal funds target rate twice in 2006, ending a string of rate increases that started in 2004, and as a result short-term municipal yields remained unchanged during the past year. The yield on ten-year municipal bonds declined 32 basis points to end the year at 3.76%, while the yield on the thirty-year bonds declined 43 basis points, resulting in total returns of 7.2% for ten-year bonds and 12.0% for thirty-year bonds. The market continued to favor higher yielding (lower quality) revenue bonds over higher quality general obligations bonds as participants continued to look for yield.

The Fund’s overall credit quality (AA) is in-line with the rating of New York State, which is rated Aa3 by Moody’s and AA by Standard and Poor’s.+ We have continued to see a strong economic environment in the New York City area while the upstate region has continued to be plagued by loss of population and jobs leading to continued budgetary pressures.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 0.39%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (0.77)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The index is unmanaged and investments cannot be made in an index.

*** High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

+ Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

Income may be subject to the federal alternative minimum tax.

MTB NEW YORK MUNICIPAL BOND FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB New York Municipal Bond Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE)2 and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	0.39%

5 Years	3.30%

10 Years	4.39%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.44%

After Waivers	0.82%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB NEW YORK MUNICIPAL BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB New York Municipal Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE)2 and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(0.77)%

Start of Performance (8/18/2003)	2.60%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.97%

After Waivers	1.65%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB NEW YORK MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB New York Municipal Bond Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers New York Tax-Exempt Index (LBNYTE)2 and the Lipper New York Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	5.26%

Start of Performance (8/18/2003)	4.35%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.22%

After Waivers	0.67%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBNYTE and the Lipper New York Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

While issuance fell off dramatically during the latter part of 2006, the new year (and slightly lower interest rates) has seen record issuance levels. Despite a flood of supply, demand has remained strong. Municipal bond yields have remained relatively stable and the tax-exempt yield curve continued the flattening trend that began several years ago. Long-term maturities now provide only 60 basis points more than short-term notes, 25 basis points flatter than one year ago. Most of the flattening has come on the long-end of the yield curve as high-grade yields have fallen more than 25 basis points to 4.25%, while high-grade short-term municipal bond yields have fallen just a few basis points and hover at 3.6%.

For the fiscal year ended April 30, 2007, the Fund returned 4.49% for Class A Shares, 3.47% for Class B Shares and 4.56% for Institutional I Shares, based on net asset value,* versus 5.12% and 6.14% for its benchmarks, the Lehman Brothers 7-Year Municipal Bond Index and the Lehman Brothers 10-Year Municipal Bond Index,** respectively, illustrating that a longer duration*** stance was a major contributor to enhanced returns. Falling interest rates beyond three-years-to-maturity have translated into returns in excess of coupon returns, while stable short-term interest rates have provided returns equal to the average current coupon rate. In addition, lower quality+ credits performed better than higher quality credits, as credit spreads continued to narrow. The longer duration posture and the lower quality makeup of the Hospital and Industrial Development revenue bond sectors lead to strong performance relative to other sectors, such as Education and Transportation. Housing bonds, despite their longer duration stance and higher quality nature, underperformed the broader Lehman Brothers Revenue Bond Index.++

The Funds’ overall credit quality rating (Aa1) is slightly above that of the Commonwealth of Pennsylvania’s general obligation bonds rated Aa2/AA/AA by Moody’s, Standard & Poor’s and Fitch.+++ The portfolio’s weighting in lower quality issues has contributed positively to the Fund’s performance over the past year. Also contributing to performance during the year is the Fund’s longer duration stance and overweighting in the Hospital sector. The portfolio has little exposure to the Housing sector, which also was a positive factor. Our focus in recent months has been to position the portfolio for the possibility of a steeper yield curve brought on by an easing of the Fed Funds target. While the portfolio is focused on bonds in the intermediate-term maturity segment, we have gradually lengthened the effective duration of the portfolio. We remain sensitive to issues regarding the Alternative Minimum Tax and are committed to limiting the portfolio’s exposure.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (0.20)%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (1.53)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers 7 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. Indexes are unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

++ The Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

+++ Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

Income may be subject to the federal alternative minimum tax.

MTB PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Pennsylvania Municipal Bond Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(0.20)%

5 Years	2.78%

10 Years	3.74%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.39%

After Waivers	0.91%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† Performance presented prior to August 15, 2003 reflects the performance of the ARK Pennsylvania Tax-Free Portfolio, which the MTB Pennsylvania Municipal Bond Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Pennsylvania Municipal Intermediate Bond Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Pennsylvania Municipal Bond Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	(1.53)%

5 Years	2.56%

10 Years	4.43%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.82%

After Waivers	1.77%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 15, 2003 reflects the performance of the ARK Pennsylvania Tax-Free Portfolio, which the MTB Pennsylvania Municipal Bond Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Pennsylvania Municipal Intermediate Bond Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB PENNSYLVANIA MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Pennsylvania Municipal Bond Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	4.56%

5 Years	3.82%

10 Years	4.34%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.14%

After Waivers	0.89%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Pennsylvania Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 15, 2003 reflects the performance of the ARK Pennsylvania Tax-Free Portfolio, which the MTB Pennsylvania Municipal Bond Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Pennsylvania Municipal Intermediate Bond Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB MARYLAND MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

While issuance fell off dramatically during the latter part of 2006, the new year (and slightly lower interest rates) has seen record issuance levels. Despite a flood of supply, demand has remained strong. Municipal bond yields have remained relatively stable and the tax-exempt yield curve continued the flattening trend that began several years ago. Long-term maturities now provide only 60 basis points more than short-term notes, 25 basis points flatter than one year ago. Most of the flattening has come on the long-end of the yield curve as high-grade yields have fallen more than 25 basis points to 4.25%, while high-grade short-term municipal bond yields have fallen just a few basis points and hover at 3.6%.

For the fiscal year ended April 30, 2007, the Fund returned 4.74% for Class A Shares, 3.80% for Class B Shares and 4.84% for Institutional I Shares, based on net asset value,* versus 5.12% and 6.14% for its benchmarks, the Lehman Brothers 7-Year Municipal Bond Index and the Lehman Brothers 10-Year Municipal Bond Index,** respectively, illustrating that a longer duration*** stance was a major contributor to enhanced returns. Falling interest rates beyond three-years-to-maturity have translated into returns in excess of coupon returns, while stable short-term interest rates have provided returns equal to the average current coupon rate. In addition, lower quality+ credits performed better than higher quality credits, as credit spreads continued to narrow. The longer duration posture and the lower quality makeup of the Hospital and Industrial Development revenue bond sectors lead to strong performance relative to other sectors, such as Education and Transportation. Housing bonds, despite their longer duration stance and higher quality nature, underperformed the broader Lehman Brothers Revenue Bond Index.++

The Funds’ overall credit quality rating is Aa2, while the state of Maryland’s general obligation debt continues to be rated in the highest category (Aaa/AAA/AAA) by Moody’s, Standard & Poor’s and Fitch.+++ This lower quality rating bias has contributed positively to the Fund’s performance over the past year. Also contributing to strong performance during the year is the Fund’s longer duration stance and overweighting in the Hospital sector. We have maintained a neutral weighting in the Housing sector. Our focus in recent months has been to position the portfolio for the possibility of a steeper yield curve brought on by an easing of the Fed Funds target. While the portfolio is focused on bonds in the intermediate-term maturity segment, we have gradually lengthened the effective duration of the portfolio. We have continued to reduce the portfolio’s exposure to bonds subject to the Alternative Minimum Tax and remain committed to limiting and further reducing the percentage allocated to this sector.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 0.06%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was (1.20)%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers 7 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. Indexes are unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

++ The Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

+++ Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

Income my be subject to federal alternative minimum tax.

MTB MARYLAND MUNICIPAL BOND FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Maryland Municipal Bond Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	0.06%

5 Years	3.20%

10 Years	4.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.42%

After Waivers	0.82%

The Expense Ratio represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

The Advisor has contractually agreed to waive all or a portion of its advisory fee and/or reimburse certain operating expenses in order to limit total operating expenses to not more than 0.85%. It is anticipated that this commitment will expire 4/30/2008. Additional waivers are voluntary and may be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the period prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB MARYLAND MUNICIPAL BOND FUND -- CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Maryland Municipal Bond Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(1.20)%

5 Years	3.00%

10 Years[3]	5.14%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.92%

After Waivers	1.70%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

The waivers/reimbursements for this Share class are voluntary; however, to the extent that the management fee is being waived, the amount of the waiver/reimbursement for this Share class may depend on the amount of the management fee that would have to be waived in order to comply with a contractual limit on expenses with respect to an other class of Fund shares.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemptions over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and averge.

2 The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The start of performance date was November 18, 1996. Class B Shares of the Fund were offered beginning September 1, 1999. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations November 18, 1996. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the period prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB MARYLAND MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Maryland Municipal Bond Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB)2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	4.84%

5 Years	4.31%

10 Years	4.84%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.17%

After Waivers	0.72%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

The waivers/reimbursements for this Share class are voluntary; however, to the extent that the management fee is being waived, the amount of the waiver/reimbursement for this Share class may depend on the amount of the management fee that would have to be waived in order to comply with a contractual limit on expenses with respect to an other class of Fund shares.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LB10MB, LB7MB and the Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Maryland Municipal Bond Fund is the successor to the ARK Maryland Tax-Free Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Maryland Tax-Free Portfolio.

MTB VIRGINIA MUNICIPAL BOND FUND

Management’s Discussion of Fund Performance

While issuance fell off dramatically during the latter part of 2006, the new year (and slightly lower interest rates) has seen record issuance levels. Despite a flood of supply, demand has remained strong. Municipal bond yields have remained relatively stable and the tax-exempt yield curve continued the flattening trend that began several years ago. Long-term maturities now provide only 60 basis points more than short-term notes, 25 basis points flatter than one year ago. Most of the flattening has come on the long-end of the yield curve as high-grade yields have fallen more than 25 basis points to 4.25%, while high-grade short-term municipal bond yields have fallen just a few basis points and hover at 3.6%.

For the fiscal year ended April 30, 2007, the Fund returned 4.56% for Class A Shares, based on net asset value,* versus 5.12% and 6.14% for its benchmarks, the Lehman Brothers 7-Year Municipal Bond Index and the Lehman Brothers 10-Year Municipal Bond Index,** respectively, illustrating that a longer duration*** stance was a major contributor to enhanced returns. Falling interest rates beyond three-years-to-maturity have translated into returns in excess of coupon returns, while stable short-term interest rates have provided returns equal to the average current coupon rate. In addition, lower quality credits+ performed better than higher quality credits, as credit spreads continued to narrow. The longer duration posture and the lower quality makeup of the Hospital and Industrial Development revenue bond sectors lead to strong performance relative to other sectors, such as Education and Transportation. Housing bonds, despite their longer duration stance and higher quality nature, underperformed the broader Lehman Brothers Revenue Bond Index.++

The Funds’ overall credit quality rating is Aa1, while the state of Virginia’s general obligation debt continues to be rated in the highest category (Aaa/AAA/AAA) by Moody’s, Standard & Poor’s and Fitch.+++ The portfolio’s weighting in lower quality issues has contributed positively to the Fund’s performance over the past year. Also contributing to strong performance during the year is the Fund’s longer duration stance and overweighting in the Hospital sector. The return of the portfolio was impaired by an overweighting in the Housing sector. Our focus in recent months has been to position the portfolio for the possibility of a steeper yield curve brought on by an easing of the Fed Funds target. While the portfolio is focused on bonds in the intermediate-term maturity segment, we have gradually lengthened the effective duration of the portfolio. We have continued to reduce the portfolio’s exposure to bonds subject to the Alternative Minimum Tax and remain committed to limiting and further reducing the percentage allocated to this sector.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was (0.19)%, adjusted for the Fund’s sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers 7 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. Indexes are unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

++ The Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

+++ Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

Income my be subject to federal alternative minimum tax.

MTB VIRGINIA MUNICIPAL BOND FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Virginia Municipal Bond Fund (Class A Shares) (the “Fund”) from October 31, 1997 to April 30, 2007, compared to the Lehman Brothers 10 Year Municipal Bond Index (LB10MB),2 the Lehman Brothers 7 Year Municipal Bond Index (LB7MB),2 the Lipper Virginia Municipal Debt Funds Average2 and the Lipper Other States Intermediate Municipal Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	(0.19)%

5 Years	3.02%

10 Years	4.23%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.80%

After Waivers	0.90%

The Expense Ratio represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

The Advisor has contractually agreed to waive all or a portion of its advisory fee and/or reimburse certain operating expenses in order to limit total operating expenses to not more than 0.90%. It is anticipated that this commitment will expire 4/30/2008.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB10MB, LB7MB, the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The LB10MB, LB7MB, the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Virginia Municipal Bond Fund is the successor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The information presented above, for the periods prior to February 24, 2006, is historical information for the FBR Virginia Tax-Free Portfolio. The fiscal year end of FBR Virginia Tax-Free Portfolio was October 31.

MTB INTERMEDIATE-TERM BOND FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 6.19% for Class A Shares, 5.41% for Class B Shares and 6.42% for Institutional I Shares, based on net asset value, versus 6.59% for the benchmark.* Over the course of fiscal year 2007, interest rates remained in a relatively narrow trading range. The five year US Treasury note started the fiscal year at a 4.80% yield-to-maturity (YTM) and ended the year at 4.60% YTM. The Federal Reserve Board (Fed) raised interest rates to 5.25% by the spring of 2006 and the market was preparing for a slightly more restrictive monetary policy by new Fed Chairman Ben Bernanke. As economic indicators pointed to a healthy economic environment and inflation was slightly higher than where the Fed preferred it to be, the Fund reduced the amount of interest rate risk relative to its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index.** However, concerns surrounding sub-prime mortgages and the effects of a weakening housing market on the overall US economy began to mount. In addition, there continued to be great demand for fixed income securities on the part of foreign investors. These two developments resulted in lower interest rates causing the Fund to slightly under perform its benchmark. The Fund continues to migrate its maturity profile to one that benefits more from a steeper yield curve. We have significantly reduced our exposure to bonds with effective maturities greater than 20 years, favoring shorter duration*** bonds between 3 and 10 years. As the yield curve has steepened over the last 3 months, this change in the Fund’s maturity structure has positively contributed to the Fund’s performance.

The year’s progression saw a corporate bond market concerned with event risk such as leveraged and/or managed buyouts (LBO or MBO). This coincided with record amounts of capital being raised in private equity funds (the primary financial backer of LBO activity). Although the underlying credit fundamentals remained sound, the Fund began to reduce its exposure to corporate bonds rated below investment grade anticipating that they would under perform. The additional yield over US Treasuries that high yield bonds were commanding was also quite historically low.+ A more compelling sector of the fixed income market that we viewed to have a higher risk/reward profile was the mortgage-backed sector. Given our perceptions that low levels of interest rate volatility would continue, the Fund slightly increased its allocation to mortgage backed securities. Although mortgage backed securities did provide excess returns, they did not outperform high yield. In fact, the high yield sector of the corporate bond market was the best performing sector last year.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 1.46%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 0.41%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers Intermediate Government/Credit Bond Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and non-convertible corporate debt securities issued by or guaranteed by foreign government and agencies. The index is unmanaged, and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MTB INTERMEDIATE-TERM BOND FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Intermediate Term Bond Fund (Class A Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Lehman Brothers Intermediate Government/Credit Bond Index (LBIGC)2 and the Lipper Intermediate Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.46%

Start of Performance (8/18/2003)	2.14%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.36%

After Waivers	0.98%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB INTERMEDIATE-TERM BOND FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Intermediate Term Bond Fund (Class B Shares) (the “Fund”) from August 18, 2003, (start of performance) to April 30, 2007, compared to the Lehman Brothers Intermediate Government/Credit Bond Index (LBIGC)2 and the Lipper Intermediate Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	0.41%

Start of Performance (8/18/2003)	1.81%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.86%

After Waivers	1.68%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB INTERMEDIATE-TERM BOND FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Intermediate Term Bond Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers Intermediate Government/Credit Bond Index (LBIGC)2 and the Lipper Intermediate Investment Grade Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.42%

5 Years	4.56%

10 Years	5.27%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.11%

After Waivers	0.73%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBIGC and the Lipper Intermediate Investment Grade Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Intermediate Term Bond Fund is the successor to the ARK Intermediate Fixed-Income Portfolio pursuant to a reorganization that took place on August 15, 2003. The information presented above, for the periods prior to August 15, 2003, is historical information for the ARK Intermediate Fixed-Income Portfolio.

MTB INCOME FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 6.73% for Class A Shares, 6.03% for Class B Shares and 7.03% for Institutional I Shares, based on net asset value,* versus 7.36% for its benchmark, the Lehman Brothers Aggregate Bond Index.** The Fund experienced a very good positive total return for the period as interest rates moved lower during the period, as economic growth slowed and inflation receded from its peak of 2.9% as measured by the year over year core Consumer Price Index to 2.5% as of April 2007.** The Federal Reserve Board (Fed) did tighten monetary policy by hiking the Fed Funds target twice early in the fiscal year to 5.25%. However, the Fed has remained on hold since last June. The weakening economy in conjunction with the Fed’s forecast for lower inflation have been the catalysts for the Fed’s stable monetary policy and lower long-term interest rates. The 10-year U.S. Treasury yield declined from its high yield of 5.25% last June to its fiscal year end yield of 4.62%, as investors expect the Fed to remain on hold and inflationary expectations to remain benign.

The Fund’s performance can be attributed to our decision to allocate a larger percentage of the fund to the investment grade corporate sector of the bond market. During the course of the year this sector provided approximately 81 basis points of excess return. In particular our over weighting of the utility industry provided additional excess return. In general the corporate sector benefited from moderate economic growth, continued earnings growth and increased foreign demand. Also aiding performance was our duration*** management and yield curve strategies of expecting a flatter yield curve in 2006.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 1.88%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 1.03%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Consumer Price Index (CPI) provides a measure of inflation at the retail level. Indexes are unmanaged and investments cannot be made in an index.

*** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

MTB INCOME FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Income Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.88%

5 Years	3.21%

10 Years	4.74%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.29%

After Waivers	1.02%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB INCOME FUND -- CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Income Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.03%

5 Years	3.13%

10 Years[3]	4.53%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.79%

After Waivers	1.73%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average has been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the total operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB INCOME FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Income Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Corporate A-Rated Debt Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	7.03%

5 Years	4.42%

10 Years	5.43%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.04%

After Waivers	0.81%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestments of all dividends and distributions. The LBAB and the Lipper Corporate A-Rated Debt Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBAB and the Lipper Corporate A-Rated Debt Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Income Fund is the successor to the ARK Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Income Portfolio.

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH

Management’s Discussion of Fund Performance

The Fund ended the fiscal year on April 30, 2007 with a fourth quarter cumulative total return of 2.37% for Class A Shares and 2.24% for Class B Shares, based on net asset value. This year-end flourish represented close to one-third of the Fund’s 7.31% total return for the full year for Class A Shares and 6.73% for Class B Shares, based on net asset value,* and largely owes to both some early autumn portfolio changes to slightly extend the duration** of the fixed income component of the Fund and a small market rally in the long end of the yield curve during both the final months of 2006 and the early months of 2007.

The year-end boost to return was not enough to lift the Fund above its relevant benchmark Lehman Brothers Aggregate Bond Index return of 7.36% for the year.*** This under-performance owes principally to the shorter, more conservative duration maintained within the fixed income side of the portfolio in the face of an inverted domestic yield curve through most of the fiscal year. The underperformance of the Fund over the full period also derives from the underperformance of the MTB Large Cap Stock Fund within the Fund’s heavy domestic equity allocation. Finally, the underperformance of the Fund is also attributable to the slight overweight to growth style stocks within the equity portion of portfolio throughout most of the fiscal year. Though our analytics have for some time suggested that the out-performance of the value style of investing versus the growth style should be nearing its end, in 2006 the value style outperformed the growth style yet again in the large, mid and small domestic equity capitalization categories.+

Changes to the Fund in October 2006 on the fixed income side included a reduction in the money market target percentage and an increased allocation to high quality, investment grade U.S. government bonds. On the equity side of the mix, the domestic small and mid cap stock allocation was reduced and the domestic large cap growth and international++ stock allocations were increased.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The one year total return for Class A Shares was 3.06%, adjusted for the Fund’s sales charge, and the one year total return for Class B Shares was 1.73%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

*** The Lehman Brothers Aggregate Bond Index is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations.

+ Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

++ International investing involves special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Due to its strategy of investing in other mutual funds, this fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds.

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Conservative Growth (Class A Shares) (the “Fund”) from February 3, 1999 (start of performance) to April 30, 2007, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Standard & Poor’s 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	3.06%

5 Years	3.28%

Start of Performance (2/03/1999)	3.17%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.00%.

Expense Ratio

Before Waivers	1.81%

After Waivers	1.00%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.00% ($10,000 investment minus $400 sales charge = $9,600). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBAB and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and the S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

† The MTB Managed Allocation Fund -- Conservative Growth is the successor to the Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Conservative Growth Fund. Effective January 8, 2001, the Fund changed its fiscal year end from June 30 to April 30.

MTB MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Conservative Growth (Class B Shares) (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2007, compared to the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Standard & Poor’s 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.73%

Start of Performance (4/30/2002)	3.09%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.37%

After Waivers	1.56%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 2.00% on any redemption up to 5 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBAB and the S&P 500 have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LBAB and the S&P 500 are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH

Management’s Discussion of Fund Performance

The Fund finished the fiscal year on April 30, 2007 with a fourth quarter cumulative total return of 3.39% for Class A Shares and 3.15% for Class B Shares; and a twelve-month total return of 9.80% for Class A Shares and 8.94% for Class B Shares, based on net asset value.* In essence for the year, the Fund achieved a total return that was within approximately two-thirds of the return of the pure U.S. stock market return for the fiscal year, as measured by the S&P 500 Index,** while holding 65% of its assets in equities. This type of performance captures the designed intent of the Fund -- namely, returns that reflect the growth potential of the equity markets, but with a healthy dose of fixed income to reduce the volatility of the portfolio over time.

Even with a return for the Fund that accomplished the designed goals of the portfolio, the Fund’s annual return trailed the S&P 500 Index return of 15.24% for the full twelve months. This underperformance owes principally to the underperformance of the MTB Large Cap Stock Fund within the Fund’s heavy domestic equity allocation. This large cap blend component, which at year-end represented 17% of the Fund, under-performed its relevant benchmark by 3.59% for the twelve months ended April 30, 2007. The underperformance of the Fund is also attributable to the slight overweight to growth style stocks within the portfolio during most of 2006. Though our analytics have for some time suggested that the out-performance of the value style of investing versus the growth style should be nearing its end, in 2006 the value style outperformed the growth style yet again in the large, mid and small domestic equity capitalization categories.*** Finally, the underperformance of the Fund owes to the relatively conservative, short term positioning of the fixed income portion of the Fund throughout the fiscal year. In an inverted domestic yield curve environment, the Fund held close to 20% of its assets in short-term government and corporate funds or money market assets compared to the fixed component of the index that boasts a decidedly more intermediate caste.

Changes to the Fund for the twelve months ending April 30, 2007 included a reduction in domestic mid and small cap equity in favor of increases in domestic large cap growth and value equity (with a continued tilt toward growth). The international equity component of the Fund was also increased.+ The intent of these changes is to position the Fund so that it is overweight what we believe to be the most attractively valued markets both in the United States and internationally.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The one year total return for Class A Shares was 4.89%, adjusted for the Fund’s sales charge, and the one year total return for Class B Shares was 3.94%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*** Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

+ International investing involves special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards.

Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

Due to its strategy of investing in other mutual funds, this fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds.

MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Moderate Growth, Class A Shares (the “Fund”) from February 4, 1999 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	4.89%

5 Years	4.76%

Start of Performance (2/04/1999)	3.72%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 4.50%.

Expense Ratio

Before Waivers	1.22%

After Waivers	0.97%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and the LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

† The MTB Managed Allocation Fund -- Moderate Growth is the successor to the Governor Lifestyle Moderate Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Moderate Growth Fund. Effective January 8, 2001, the Fund changed its fiscal year-end from June 30 to April 30.

MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Moderate Growth, Class B Shares (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	3.94%

Start of Performance (4/30/2002)	4.54%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.72%

After Waivers	1.72%

The Expense Ratio represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 2.00% on any redemption up to 5 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S & P 500 and the LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and the LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH

Management’s Discussion of Fund Performance

The Fund finished its fiscal year on April 30, 2007 with a flourish posting a fourth quarter cumulative total return of 4.27% for Class A Shares and 4.19% for Class B Shares, based on net asset value. This year-end surge helped lift the fund to a twelve-month total return of 12.21% for Class A Shares and 11.59% for Class B Shares, based on net asset value.* This annual return for the Fund, though impressive, still under-performed its relevant benchmark’s return, the S&P 500 Index,** of 15.24% for the year. This underperformance owes principally to the underperformance of the MTB Large Cap Stock Fund within the Fund’s heavy domestic equity allocation.

This large cap blend component, which at year-end represented 24% of the Fund, under-performed its relevant benchmark by 3.59% for the twelve months ended April 30, 2007. The underperformance of the Fund is also attributable to the slight overweight to growth style stocks within the portfolio during most of the year. Though our analytics have for some time suggested that the out-performance of the value style of investing versus the growth style should be nearing its end, through most of the fiscal year the value style outperformed the growth style yet again in the large, mid and small domestic equity capitalization categories.*** This trend did reverse during the final quarter of the fiscal year as evidenced in the out-performance of the Fund at period end.

Changes were made to the Fund’s asset allocation during 2006. These changes occurred in late October and included both an increase in the allocation to international stocks+ within the overall equity component of the Fund and an increase to large cap growth stocks within the domestic equity portion of the Fund. There was also a slight reduction in the money market portion of the account. The intent of these changes was to position the Fund so that it is overweight what we believe to be the most attractively valued markets both in the United States and internationally.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The one year total return for Class A Shares was 6.61%, adjusted for the Fund’s sales charge, and the one year total return for Class B Shares was 6.59%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*** Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

+ International investing involves special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards.

Due to its strategy of investing in other mutual funds, this fund may incur certain additional expenses and tax results that would not be present with a direct investment in the underlying funds.

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Aggressive Growth (Class A Shares) (the “Fund”) from February 18, 1999 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.61%

5 Years	6.06%

Start of Performance (2/18/1999)	3.85%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.00%.

Expense Ratio

Before Waivers	1.51%

After Waivers	1.00%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.00% ($10,000 investment minus $500 sales charge = $9,500). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and the LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

† The MTB Managed Allocation Fund -- Aggressive Growth is the successor to the Governor Lifestyle Growth Fund pursuant to a reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Lifestyle Growth Fund. Effective January 8, 2001, the Fund changed its fiscal year end from June 30 to April 30.

MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund -- Aggressive Growth (Class B Shares) (the “Fund”) from April 30, 2002 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lehman Brothers Aggregate Bond Index (LBAB).2

Average Annual Total Return for the Period Ended April 30, 2007

1 Year	6.59%

Start of Performance (4/30/2002)	6.13%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.01%

After Waivers	1.57%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects the CDSC of 2.00% on any redemption up to 5 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and the LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MTB BALANCED FUND

Management’s Discussion of Fund Performance

MTB Investment Advisors, Inc. (growth portion)

For the fiscal year ended April 30, 2007, the Fund’s Class A Shares returned 12.23%, Class B Shares returned 11.41% and the Institutional I Shares returned 12.32%,* based on net asset value, compared to the S&P 500/Citigroup Growth Index** which returned 13.23%. The Lehman Brothers Aggregate Bond Index*** returned 7.36% for the fiscal year ended April 30, 2007.

As we reviewed our 2007 fiscal year results we observed that our returns were not specifically generated by just one or two sectors. Our top-performing sector was the Materials sector, followed by our positioning in the Financial, Healthcare, and Consumer Staples sectors. The Information Technology sector was the only sector which meaningfully under performed during our 2007 fiscal year. Shares of Morgan Stanley, Zimmer Holdings Incorporated and Cytyc Industries Incorporated appreciated over thirty percent during our fiscal year. There were a number of other quality companies which also aided our results by delivering solid double-digit returns. Shares of Target Corporation, Apple Computer Incorporated, Pepsi Incorporated and CIT Group Incorporated contributed handsomely to the Fund’s performance.

The Fund was negatively impacted by our investment in the Technology sector. Shares of Jabil Circuits Incorporated, Qualcomm Incorporated and Corning Incorporated had the largest impact on the Fund’s performance. Each position fell over fifteen percent during our fiscal year. Last year we wrote about this same group of companies with a positive bias as technology shares had a nice rebound off of session low valuations. This eclectic group underperformed as rapidly growing earnings began to wane as the consumers’ appetites for cell phones and flat panel TV screens also witnessed a slow-down in orders. Similarly, some of the high-flying energy names, which aided the previous years results, also had a difficult time in the current fiscal year.

With respect to the fixed income allocation, the Fund benefited from our allocation to the high yield+ corporate and investment grade corporate sectors of the bond market which have continued to out perform the general bond market. In general the corporate sector benefited from moderate economic growth, continued earnings growth and increased foreign demand. During the fiscal year interest rates moved lower as economic growth slowed and inflation receded from its peak of 2.9% as measured by the year over year core Consumer Price Index to 2.5% as of April 2007. The Federal Reserve Board (Fed) did tighten monetary policy by hiking the Fed Funds target twice early in the fiscal year to 5.25%. However, the Fed has remained on hold since last June. The weakening economy in conjunction with the Fed’s forecast for lower inflation has been the catalysts for the Fed’s stable monetary policy and lower long-term interest rates. The 10-year U.S. Treasury yield declined from its high yield of 5.25% last June to 4.62% at fiscal year end yield. Also aiding performance was our duration++ management and yield curve strategies of expecting a flatter yield curve in 2006.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 6.05%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 6.41%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500/Citigroup Growth Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. Investments cannot be made in an index.

*** The Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The index is unmanaged and investments cannot be made in an index.

+ High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

++ Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Bond prices are sensitive to changes in interest rates and a rise in short-term interest rates could cause a decline in bond prices.

DePrince Race & Zollo, Inc. (value portion)

DePrince Race & Zollo, Inc. began managing the value portion of the Fund on November 1, 2006.

The Fund’s cumulative total return was 11.76% (net asset value)* for the period from November 1, 2006 through April 30, 2007, compared to returns of 9.79% and 10.09% for the Russell 1000 Value Index** and the S&P 500 Citigroup Value Index,*** respectively, during the same period. Significant contributors to the Fund included stock selection, a relative overweight within the Business Spending and Basic Industry sectors and numerous mergers and acquisitions.

Outperformance during the year was driven by various stocks across a broad array of sectors. Top performers for the year included Exxon Mobil Corporation, American Power Conversion Corporation, Wyeth Pharmaceuticals and Hasbro Incorporated.

Within the Business Spending sector, OfficeMax, Goodrich Corp. and Sabre Holdings Corporation were the top performers. Within the Basic Industry sector Freeport McMoRan Copper & Gold Incorporated, Dow Chemical Company and Avery Denison Corporation significantly contributed to outperformance.

American Power Conversion Corporation, Bowater Incorporated, and Sabre Holdings Corporation were among the Fund positions acquired at significant premiums. The Fund’s emphasis on companies trading at the low end of their historical relative valuation work coupled with a return on capital focus and emphasis on free cash flow fits hand-in-glove with the criteria of leveraged buyout firms who have amassed billions of dollars.

The composition of the Fund has changed significantly over the past year with reduced weightings in Basic Industry and Business Spending sectors and increased weightings in the Financial and Consumer Cyclical sectors. The Fund’s overweight within the Business Spending and Basic Industry sectors was reduced as many companies outperformed. Examples of these include Dow Chemical Company, Freeport McMoRan Gold and Silver Incorporated, OfficeMax Incorporated and Sabre Holdings Corporation. The Fund’s exposure to the Financial and Consumer Cyclical sectors was increased as many of these stocks traded off over the past year and provided attractive entry points. Finally, through our bottom-up stock selection process, the portfolio has increased exposure to mega-cap names such as Coca Cola, PepsiCo and Proctor & Gamble that continue to benefit from a weaker dollar and strong international volume growth.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

*** The S&P 500/Citigroup Value Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. Investments cannot be made in an index.

MTB BALANCED FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Balanced Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.05%

5 Years	3.70%

10 Years	6.70%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.54%

After Waivers	1.10%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG, LBAB and the Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/CG, LBAB and the Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB BALANCED FUND -- CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Balanced Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2, the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.41%

5 Years	3.79%

10 Years[3]	6.40%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.04%

After Waivers	1.81%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG, LBAB and the Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/CG, LBAB and the Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The start of performance date was July 16, 1993. Class B Shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the total operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB BALANCED FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Balanced Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	12.32%

5 Years	5.06%

10 Years	7.46%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.17%

After Waivers	0.89%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG, LBAB and the Lipper Balanced Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500/CG, LBAB and the Lipper Balanced Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Balanced Fund is the successor to the ARK Balanced Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Balanced Portfolio.

MTB EQUITY INCOME FUND

Management’s Discussion of Fund Performance

The M&T Equity Income Fund outperformed its benchmarks during the twelve month period ended April 30, 2007.* The Fund returned 19.14% for Class A Shares, 18.27% for Class B Shares and 19.37% for Institutional I Shares, based on net asset value, versus 18.13% for the Russell 1000 Value Index** and 15.24% for the S&P 500 Index.*** Significant contributors to the Fund included stock selection, a relative overweight within the Business Spending and Basic Industry sectors and numerous mergers and acquisitions.

Outperformance during the year was driven by various stocks across a broad array of sectors. Top performers for the year included Exxon Mobil Corporation, American Power Conversion Corporation, Wyeth Pharmaceuticals and Hasbro Incorporated.

Within the Business Spending sector, OfficeMax, Goodrich Corp. and Sabre Holdings Corporation were the top performers. Within the Basic Industry sector Freeport McMoRan Copper & Gold Incorporated, Dow Chemical Company and Avery Denison Corporation significantly contributed to outperformance.

American Power Conversion Corporation, Bowater Incorporated, and Sabre Holdings Corporation were among the Fund positions acquired at significant premiums. The Fund’s emphasis on companies trading at the low end of their historical relative valuation work coupled with a return on capital focus and emphasis on free cash flow fits hand-in-glove with the criteria of leveraged buyout firms who have amassed billions of dollars. Over the past eighteen months, the Fund has participated in eight names that were either acquired or taken private.

The composition of the Fund has changed significantly over the past year with reduced weightings in Basic Industry and Business Spending sectors and increased weightings in the Financial and Consumer Cyclical sectors. The Fund’s overweight within the Business Spending and Basic Industry sectors was reduced as many companies outperformed. Examples of these include Dow Chemical Company, Freeport McMoRan Gold and Silver Incorporated, OfficeMax Incorporated and Sabre Holdings Corporation. The Fund’s exposure to the Financial and Consumer Cyclical sectors was increased as many of these stocks traded off over the past year and provided attractive entry points. Finally, through our bottom-up stock selection process, the Fund has increased exposure to mega-cap names such as Coca Cola, PepsiCo and Proctor & Gamble that continue to benefit from a weaker dollar and strong international volume growth.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 12.62%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 13.27%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

*** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB EQUITY INCOME FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	12.62%

5 Years	6.21%

10 Years	6.72%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.50%

After Waivers	1.23%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB EQUITY INCOME FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Income Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	13.27%

Start of Performance (8/25/2003)	13.21%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.00%

After Waivers	1.94%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB EQUITY INCOME FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Equity Income Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500),2 the Russell 1000 Value Index (Russell 1000 Value)2 and the Lipper Equity Income Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	19.37%

5 Years	7.64%

10 Years	7.51%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.24%

After Waivers	0.99%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500, Russell 1000 Value and the Lipper Equity Income Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Equity Income Fund is the successor to the ARK Equity Income Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Equity Income Portfolio.

MTB LARGE CAP VALUE FUND

Management’s Discussion of Fund Performance

With the Federal Reserve Board (Fed) on hold since last August, the U.S. stock market marched steadily higher to a series of multi-year highs spurred by corporate earnings which continued to come in above expectations. Equity markets shrugged off concerns regarding housing, a slowdown in global/domestic growth, and an extended consumer. The supply/demand situation for common stocks stayed favorable as strong corporate balance sheets and cash flows funded acquisitions and share buybacks as well as attracted takeovers from private equity firms.

The Fund participated in the strong stock market gains during the period with results that trailed its Benchmark (the Standard and Poor’s 500/Citigroup Value Index)* and were slightly ahead of the general U.S. stock market. This near benchmark performance was after strong absolute and relative performance during the prior twelve month period ending April 30, 2006. Most economic sectors represented in the Fund posted positive performance, but it was the Oil and Natural Gas Exploration and Production (E&P) stocks and Consumer Staple holdings that provided the biggest boost to overall performance. The Fund’s Cable, Media and Entertainment holdings were also noteworthy contributors.

Once again the Energy group was the best performing group for the Fund on both an absolute and relative basis. A continued overweighting in E&P companies contributed the most to relative performance based on the sustained pace of exploration spending and attractive valuations. The largest holding, Kerr-McGee Corporation, an E&P company, was acquired by Anadarko Petroleum Corporation in an all-cash deal that was completed during August 2006. As a consequence of this acquisition, the Fund received $70.50 for each Kerr-McGee share held -- a very substantial premium to the Fund’s original cost.

Another large E&P holding, Noble Energy Inc., was the second largest contributor during the period. Noble trades at a discount to its peers based on several valuation metrics, and we believe that their international** assets are underappreciated by the market despite their ability to generate significant free cash flow and strong growth opportunities. Additionally, we believe management has strong financial discipline and allocates capital prudently.

Financials were the top detractor during the period as an overweighting in mortgage related stocks hindered relative performance. Beginning in February 2007, Financial stocks began to retreat from their previously lofty heights on concerns about slower economic growth and lending troubles in the subprime mortgage industry (i.e. lenders that cater to borrowers with tarnished credit histories). To date, the stresses of higher delinquencies and credit losses have been minimal in the prime or Alt-A (borrowers with higher credit scores than subprime, but who lack the income or capital to be considered prime) areas where underwriting standards are more stringent. In fact, credit quality in these sectors of the market is about as expected at this stage of a housing cycle. Nonetheless, our mortgage origination stock Countrywide Financial Corp. declined as subprime concerns cast a dark cloud over the entire industry. For the most recent month, however, Countrywide Financial was the top contributing stock position.

Relative performance was hindered by the Fund’s overweighting in Technology, an area of the market buffeted by business spending concerns during the period, as well as earnings disappointments from some of the Fund’s holdings. Our investment in Motorola Inc. declined as the company continues to encounter weakness in its high-end 3G phones, as well as aggressive price competition in emerging markets. These factors contributed to the company lowering its revenue and profit forecasts for 2007.

* The S&P 500/Citigroup Value Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. Investments cannot be made in an index.

** International investing involves special risks including currency risk, political risks, increased volatility of foreign securities, and differences in auditing and other financial standards.

MTB LARGE CAP VALUE FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class A Shares) (the “Fund”) from September 26, 1997 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV)2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	9.75%

5 Years	7.85%

Start of Performance (9/26/1997)	5.68%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.27%

After Waivers	0.98%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP VALUE FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund (Class B Shares) (the “Fund”) from December 11, 1999 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV)2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	10.01%

5 Years	7.81%

Start of Performance (12/11/1999)	5.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.92%

After Waivers	1.92%

The Expense Ratio represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP VALUE FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Value Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Value Index (S&P 500/CV)2 and the Lipper Large Cap Value Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	15.92%

Start of Performance (8/18/2003)	15.47%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.17%

After Waivers	1.03%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and the Lipper Large Cap Value Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CV and the Lipper Large Cap Value Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB EQUITY INDEX FUND

Management’s Discussion of Fund Performance

The twelve months ended April 30, 2007 saw a strong year for the US equity markets as represented by the S&P 500 Index.* The index itself returned just over 15% for the time period on a total return basis, which is dramatically above its average annual return over the last 50 years. For the same time period the Fund returned 14.49% for Class A Shares, 13.72% for Class B Shares and 14.81% for Institutional I Shares, based on net asset value.** The reasons for this strength are many, but in our opinion the strength can be attributed to a falling US dollar which led to increasing profits for US multi-national corporations, a Federal Reserve Board which put into effect rate increases after the June 28, 2006 announcement and growing international demand for commodities led by China. It was also a time when the large capitalization S&P 500 dramatically outperformed the smaller capitalization US indices, which ended a multi-year trend where smaller cap stocks outperformed their larger peers. This is attributed to a skew in valuations which had developed over the years and large cap stocks were simply far too cheap comparatively given their strong growth rates.

In terms of total return, the best performing equity in the S&P 500 for the twelve months ended April 30, 2007 was The Goodyear Tire & Rubber Company with a 137% return as investors recognized dramatic changes in the company. Other great performers included discount retailer Big Lots Incorporated and turnaround story Dynegy Incorporated. The worst performing stock was Advanced Micro Devices Incorporated which fell 57% for the year. Other poor returning stocks included JDS Uniphase Corporation, Jabil Circuit Incorporated, Circuit City Stores Incorporated and PMC-Sierra Incorporated. Former technology stars dominate the worst performing part of the list. In terms of impact on the Fund, most of these names were smaller sized and therefore had much less impact on the market cap weighted index. In terms of actual impact on the Fund, the biggest contributors to performance were Exxon Mobil Corporation, AT&T Incorporated, Microsoft Corporation, Merck & Company Incorporated and Altria Group Incorporated. These all have in common that they are mega cap corporations which participated in a strong market. For negative impact the biggest detractors were Qualcomm Incorporated, United Parcel Service of America Incorporated, Motorola Incorporated, Advance Micro Devices Incorporated and Boston Scientific Corporation, all five of which were down in a big up year.

The Standard & Poor’s 500 has seen a total of 32 names added in the past twelve months. The index must remove the companies that have been taken over or are no longer the important companies they were when the decision was made to add them to the S&P 500. Of particular interest is a less traditional takeover method of leveraged buyouts, where management, usually with the assistance of private equity and debt issuance, will take a company private. Quite a few names went private, usually offering a premium to shareholders.

* The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

** Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 8.23%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 8.72%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

MTB EQUITY INDEX FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Index Fund (Class A Shares) (the “Fund”) from November 3, 1997 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Standard & Poor’s 500 Index Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	8.23%

5 Years	6.62%

Start of Performance (11/03/1997)	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	0.98%

After Waivers	0.53%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Standard & Poor’s 500 Index Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Standard & Poor’s 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Equity Index Fund is the successor to the ARK Equity Index Portfolio pursuant to a to a organization which took place on August 22, 2003. The information presented above for the periods prior to August 22, 2003, is historical information for the ARK Equity Index Portfolio.

MTB EQUITY INDEX FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Equity Index Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Standard & Poor’s 500 Index Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	8.72%

Start of Performance (8/25/2003)	11.36%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be higher or lower than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	1.48%

After Waivers	1.29%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% CDSC on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividend and distributions. The S&P 500 and the Lipper Standard & Poors 500 Index Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Standard & Poors 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB EQUITY INDEX FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Equity Index Fund (Institutional I Shares) (the “Fund”) from October 1, 1997 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Standard & Poor’s 500 Index Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	14.81%

5 Years	8.12%

Start of Performance (10/1/1997)	6.22%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	0.73%

After Waivers	0.29%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Standard & Poor’s 500 Index Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Standard & Poor’s 500 Index Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Equity Index Fund is the successor to the ARK Equity Index Portfolio pursuant to a to a organization which took place on August 22, 2003. The information presented above for the periods prior to August 22, 2003, is historical information for the ARK Equity Index Portfolio.

MTB LARGE CAP STOCK FUND

Management’s Discussion of Fund Performance

The Fund generated a total return of 11.30% for Class A Shares, 10.56% for Class B Shares and 11.65% for Institutional I Shares, based on net asset value, for the fiscal year ended April 30, 2007.* While this was a strong return, its benchmark, the unmanaged S&P 500 Index,** had a total return of 15.24% for the same period.

Selected sectors assisted the overall Fund’s return. The strongest sectors during this time period were Materials, up 68.3% and Telecommunications Services, up 44.5% respectively. These two sectors outperformed the other eight economic sectors by a significant amount. However, their overall respective weightings within the Fund were relatively small, approximately 1%-3%. These two sectors were driven by global growth and the need for material for building products and improved communication capabilities.

Individual companies that contributed to overall performance were Precision Castparts Corporation, up 65%. The increase in airline orders helped this company in improved earnings and cash flow pushing up the company’s valuation. With the aging of our population, Caremark Incorporated and Zimmer Holdings Incorporated services were in greater demand advancing these securities 31.5% and 43.8% respectively. Energy prices were volatile but rising, resulting in strong earnings and sending Chevron Corporation’s stock up 31.5%. Lastly, Lockheed Martin Corporation benefited from increased U.S. government spending for defense, raising its stock 28.6%.

While specific individual securities did very well, the overall Fund underperformed its benchmark. Securities with higher yields (Utilities) tended to do better than ones with lower yields. Due to the growth tilt of the portfolio, the Fund did not have a large representation in Real Estate Investment Trusts (REITs) or Utilities. There were also pockets of general weakness in two of the largest groups -- Technology and Health Care Services. Both groups have been volatile, influenced by shifting trends within their respective areas. Health Care stocks such as the major pharmaceutical manufacturers were affected by Federal Drug Agency rulings and concerns over price controls imposed by the new political majority in Congress. Technology issues such as Semiconductor Manufacturers had increased pricing pressures resulting in lower earnings, bringing down their return for the fiscal year; Dell Incorporated, down 37%, Advanced Micro Devices Incorporated, down 57% and Intel Corporation up 9.9%. Both of these sectors were above average for the Fund as compared to its benchmark.

The equity markets were fairly quiet during the first half of the fiscal year. Investors pondered a slowing economy, a tight Federal Reserve Board, an inverted yield curve and a falling dollar. The average investor appeared concerned inflation would increase due to energy prices, pinching the consumer and forcing the Federal Open Market Committee to raise interest rates. In September confidence began to develop that a recession was not in the offing and the consumer would continue to support the economy. Corporate earnings and cash flows reached record levels. Even though equity prices increased, earnings grew faster, reducing the price/earnings multiple of the general market. Using historical norms as a benchmark, the S&P 500 Index’s price/earnings multiple ended the fiscal year at a level below where it started the fiscal year in 2006.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 5.23%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 5.56%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MTB LARGE CAP STOCK FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	5.23%

5 Years	3.54%

10 Years	5.18%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.51%

After Waivers	1.27%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP STOCK FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Stock Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	5.56%

5 Years	3.61%

10 Years	4.84%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.00%

After Waivers	1.99%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP STOCK FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Stock Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s 500 Index (S&P 500)2 and the Lipper Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 20073

1 Year	11.65%

5 Years	4.89%

10 Years	6.00%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.25%

After Waivers	1.09%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lipper Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500 and the Lipper Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 Performance presented prior to August 15, 2003 reflects performance of the ARK Value Equity Portfolio, which the MTB Large Cap Stock Fund acquired pursuant to a reorganization on that date. The performance information for the ARK Fund includes historical information for the Marketvest Equity Fund, which the ARK Fund acquired on March 30, 1998. Therefore, performance presented prior to March 30, 1998 is for the Marketvest Fund.

MTB LARGE CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007 the Fund demonstrated solid results. After a difficult year in 2005 the Fund has now delivered solid returns in each of our last two fiscal years. For the fiscal year ended April 30, 2007, the Fund returned 11.93% for Class A Shares, 11.15% for Class B Shares and 12.09% for Institutional I Shares, based on net asset value,* versus 13.23% for its benchmark, the S&P 500/Citigroup Growth Index.**

Several sectors had a meaningful contribution to the Fund’s overall performance in fiscal 2007. Healthcare was our best performing sector in our fiscal year 2007. We were at market weight for the better part of the year, only going to an overweight position in our last fiscal quarter. This sector came under significant pressure in November as the Democrats took control of both the House and Senate, and investors sold the sector over concerns that we could see major dislocations due to legislative reform. This sector weakness proved to be a buying opportunity and helped turn the sector into our best performing sector. Our stock selection, primarily in the Healthcare Equipment and Providers sub-sectors, with companies like Cytec, Zimmer Holdings, and Express Scripts, helped to drive Fund performance. Each investment delivered over a twenty-five percent return in our fiscal year. The Financial sector proved to be our second best performing sector in our fiscal year. Performance was aided by our overweight position in the sector coupled with sound stock selection. Our position in Morgan Stanley appreciated over thirty percent during the Fund’s fiscal year as investors rewarded the brokerage industry as the financial markets finally set new record highs. The Technology sector proved to be our most difficult sector. We were overweight this sector for the better part of our fiscal year thinking that this sector would continue to deliver superior returns as global economies expanded. We were wrong as earnings fell short of company projections and companies like Advanced Micro Devices and Jabil Circuits fell over thirty percent during the Fund’s fiscal year.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 5.81%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 6.15%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P 500/Citigroup Growth Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. Investments cannot be made in an index.

MTB LARGE CAP GROWTH FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class A Shares) (the “Fund”) from March 20, 2000 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	5.81%

5 Years	2.12%

Start of Performance (3/20/2000)	(1.79)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.70%

After Waivers	1.29%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP GROWTH FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund (Class B Shares) (the “Fund”) from April 6, 2000 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.15%

5 Years	2.11%

Start of Performance (4/06/2000)	(2.25)%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.21%

After Waivers	2.07%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB LARGE CAP GROWTH FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Large Cap Growth Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG)2 and the Lipper Large-Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	12.09%

Start of Performance (8/18/2003)	7.94%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.46%

After Waivers	1.13%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CG and the Lipper Large-Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P 500/CG and the Lipper Large-Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MULTI CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund’s Class A Shares returned 10.62%, the Class B Shares returned 9.76% and the Institutional I Shares returned 10.74%, based on net asset value.* The Russell 3000 Growth Index** is the Index that best fits the Fund’s Multi Cap structure given its investment in large, mid and small capitalization*** companies. This Index delivered 14.48% through the fiscal year ending April 30, 2007.

Several industry sectors had a positive impact on the general performance of the Fund through our fiscal year. The Energy sector had the largest impact to the Fund’s overall performance. We were significantly overweight this sector for most of the year, which aided the Fund. Energy earnings remained high as strained capacity coupled with a number of external geopolitical events kept oil and gas prices close to record levels. The Health Care sector was the Fund’s second best performer during fiscal year 2007. We had a market weight position in this growth sector for most of the year. Last November, as it became evident that there was going to be a regime change in Washington, the sector came under severe pressure. Investors worried that the Democratic controlled House and Senate could legislate some type of onerous healthcare reform. As the sector retreated, we went to an overweight position, which aided our overall performance. Two specific investments, Cytyc Corporation and Caremark Corporation, appreciated over thirty percent, as the sector rebounded from its distressed level.

The Fund was negatively impacted by our investments in the Financial and Utility sectors. We were underweight in each of these sectors throughout most of our fiscal year, which negatively impacted the Fund’s overall performance. In the Financial sector, we did have a number of companies that helped the Fund but we failed to own enough of the brokerage stocks and the Fund had little in the way of REIT exposure, which negatively impacted our returns. The Utility sector was a similar story as the sector rallied significantly during our fiscal year, while the Fund remained underweight.

The Fund delivered its second consecutive year of double-digit returns. Although the Fund delivered solid results, our weightings in both the Financial and Utility sectors coupled with a number of high return benchmark affiliated equities which were not owned, lead to our underperformance versus the Russell 3000 benchmark.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 4.54%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 4.76%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. Indexes are unmanaged and investments cannot be made in an index.

*** Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

MTB MULTI CAP GROWTH FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Multi Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 3000 Growth Index (Russell 3000 Growth)2 and the Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	4.54%

5 Years	4.72%

10 Years	7.62%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.57%

After Waivers	1.19%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MULTI CAP GROWTH FUND -- CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Multi Cap Growth Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 3000 Growth Index (Russell 3000 Growth)2 and the Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	4.76%

5 Years	4.84%

10 Years[3]	7.26%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.07%

After Waivers	1.89%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The start of performance date was July 16, 1993. Class B shares of the Fund were offered beginning September 14, 1998. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the total operating expenses applicable to the Fund’s Class B Shares. The Fund’s Institutional I Shares commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MULTI CAP GROWTH FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Multi Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 3000 Growth Index (Russell 3000 Growth)2 and the Lipper Multi Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	10.74%

5 Years	6.09%

10 Years	8.38%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.32%

After Waivers	1.03%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 3000 Growth and the Lipper Multi Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Multi Cap Growth Fund is the successor to the ARK Capital Growth Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Capital Growth Portfolio.

MTB MID CAP STOCK FUND

Management’s Discussion of Fund Performance

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They began managing a portion of the Fund in December 2004. Their management discussion and analysis follows:

For the year ended April 30, 2007, the S&P Mid Cap 400 Index, which is the benchmark for the overall Fund, returned 10.19%, while the Russell Mid Cap Value Index, LSV’s benchmark for the value portion of the Fund, was up almost 20%.* Value stocks were very much in favor during the past year as the Russell Mid Cap Growth Index returned just over 11%. LSV’s portfolio outperformed the Fund’s overall benchmark but lagged the value benchmark for the year.

During the year, all sectors posted positive absolute returns. Technology stocks posted the lowest returns at just over 7%. Utilities, Telecom and Consumer Staples were the strongest performing segments. Sector allocation and stock selection detracted modestly from performance during the year. Our underweight position in Utilities relative to the benchmark and stock selection within Materials, Consumer Staples and Utilities sectors detracted from results. Despite an environment where value stocks outperformed growth stocks, the portfolio’s deep value bias actually hurt relative performance as the lower quality “non-earners” within the Russell Mid Cap Value Index (to which we are underweighted) performed best. Some of our top contributing individual names for the year were Cummins, Goodyear Tire & Rubber, and Hasbro.

Our portion of the Fund is well diversified within mid cap value equities, holding approximately 100 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stays fully invested throughout the year in mid cap equities. Over time, stock selection should be the primary driver of excess returns and LSV consistently applies a 'value’ discipline in the portfolio. This strategy complements the Fund’s other advisor who is focused on 'growth’ stocks. LSV’s portfolio characteristics would commonly have below benchmark price/earnings, price/cash flow and price/book ratios.

* The S&P Mid Cap 400 Index is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The Russell Mid Cap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. These indexes are unmanaged and investments cannot be made in an index.

MTB Investment Advisors, Inc. (growth portion)

For fiscal year ended April 30, 2007, the Fund returned 12.06% for Class A Shares, 11.09% for Class B Shares and 12.10% for Institutional I Shares, based on net asset value,* versus 10.19% for its benchmark, the S&P Midcap 400 Index.**

Despite considerable volatility, the Fund’s performance was solid for the year. From May to July 2006, both absolute and relative performance was weak. During this period, the Fund was fully exposed to the equity sell-off that hit stocks geared towards domestic and global economic growth. Holdings in the Energy, Industrials, and Materials sectors were hit particularly hard. From mid-July 2006 through fiscal year-end, the Fund performed strongly as investors became more confident that the Federal Reserve Board was on hold and that economic growth would continue to drive corporate earnings. The market’s appetite for stocks recovered, especially for Manufacturing and Natural Resource-related companies. Thus, by the end of April 2007 many of the positions that detracted most from performance between May and July 2006 became significant contributors by the end of April 2007. Examples include Precision Castparts Corporation (aerospace), Cleveland-Cliffs Incorporated (metals and mining), Foster-Wheeler Corporation (engineering and construction), and Harsco Corporation (steel mill services).

The Fund continued to benefit from effective stock selection in the Health Care sector. We had success both in selecting our holdings (Mentor Corporation, Cerner Corporation, Cytyc Corporation, Sepracor Incorporated, Protein Design Labs Incorporated and many others) and in avoiding benchmark stocks that suffered, e.g., Omnicare Incorporated, ICOS Corporation, and Pharmaceutical Product Development Incorporated (added on the decline). The Fund also benefited from the current wave of merger and acquisition activity; holdings in International Securities Exchange Incorporated, Harman International Industries Incorporated, Laureate Education Incorporated, and Michaels Stores Incorporated produced significant gains.

There were also disappointments. Shuffle Master Incorporated declined considerably under the pressure of poor earnings performance and operational mistakes. We remain a holder since the company has solid financials and is an important player in the gaming equipment area. Other notable detractors from performance included Energizer Holdings Incorporated (a large benchmark weight that performed well that we do not hold), Advanced Micro Devices Incorporated (competitive pressure from Intel Corporation), and United Rentals Incorporated and Rockwell Automation Incorporated (both names that did not fully recover from significant year-over-year price drops).

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 5.89%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 6.24%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P Mid Cap 400 Index is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The index is unmanaged and investments cannot be made in an index.

MTB Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (Acquired Funds) in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an “Accounting Survivor” of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund’s sub-advisor never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund’s organization and the differences noted above.

MTB MID CAP STOCK FUND -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	5.89%

5 Years	8.59%

10 Years	8.59%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.58%

After Waivers	1.13%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP STOCK FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Stock Fund (Class B Shares) (the “Fund”) from March 16, 2000 (start of performance) to April 30, 2007, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.24%

5 Years	8.58%

Start of Performance (3/16/2000)	7.95%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.09%

After Waivers	2.03%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP STOCK FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Stock Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Standard & Poor’s Mid Cap 400 Index (S&P Mid Cap 400)2 and the Lipper Mid Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	12.10%

Start of Performance (8/18/2003)	16.35%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.35%

After Waivers	1.15%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400 and the Lipper Mid Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 6.64% for Class A Shares, 5.91% for Class B Shares and 6.83% for Institutional I Shares, based on net asset value,* versus 8.35% for its benchmark, the S&P Midcap 400/Citigroup Growth Index.**

Despite considerable volatility, the Fund’s performance was solid for the year, albeit modestly behind the benchmark. From May to July 2006, both absolute and relative performance was weak. During this period, the Fund was fully exposed to the equity sell-off that hit stocks geared towards domestic and global economic growth. Holdings in the Energy, Industrials, and Materials sectors were hit particularly hard. From mid-July 2006 through fiscal year-end, the Fund performed strongly and almost recovered its underperformance against the benchmark as investors became more confident that the Federal Reserve Board was on hold and that economic growth would continue to drive corporate earnings. The market’s appetite for stocks recovered, especially for Manufacturing and Natural Resource-related companies. Thus, by the end of April 2007 many of the positions that detracted most from performance between May and July 2006 became significant contributors by the end of April 2007. Examples include Precision Castparts Corporation (aerospace), Cleveland-Cliffs Incorporated (metals and mining), Foster-Wheeler Corporation (engineering and construction), and Harsco Corporation (steel mill services).

The Fund continued to benefit from effective stock selection in the Health Care sector. We had success both in selecting our holdings (Mentor Corporation, Cerner Corporation, Cytyc Corporation, Sepracor Incorporated, Protein Design Labs Incorporated and many others) and in avoiding benchmark stocks that suffered, e.g., Omnicare Incorporated, ICOS Corporation, and Pharmaceutical Product Development Incorporated (added on the decline). The Fund also benefited from the current wave of merger and acquisition activity; holdings in International Securities Exchange Incorporated, Harman International Industries Incorporated, Laureate Education Incorporated, and Michaels Stores Incorporated produced significant gains.

There were also disappointments. Shuffle Master Incorporated declined considerably under the pressure of poor earnings performance and operational mistakes. We remain a holder since the company has solid financials and is an important player in the gaming equipment area. Other notable detractors from performance included Energizer Holdings Incorporated (a large benchmark weight that performed well that we do not hold), Advanced Micro Devices Incorporated (competitive pressure from Intel Corporation), and United Rentals Incorporated and Rockwell Automation Incorporated (both names that did not fully recover from significant year-over-year price drops).

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 0.76%, adjusted for the Fund’s sales charge, and the total return for Class B Shares was 1.33%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The S&P Mid Cap 400/Citigroup Growth Index is an unmanaged index comprised of approximately half of the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. Investments cannot be made in an index.

MTB MID CAP GROWTH FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	0.76%

5 Years	8.30%

10 Years	11.26%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.61%

After Waivers	1.29%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Mid Cap Growth Fund is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB MID CAP GROWTH FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Mid Cap Growth Fund (Class B Shares) (the “Fund”) from August 25, 2003 (start of performance) to April 30, 2007, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.33%

Start of Performance (8/25/2003)	13.86%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.11%

After Waivers	2.05%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a CDSC of 3.00% on any redemption up to 4 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in an index or an average.

2 The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB MID CAP GROWTH FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Mid Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Standard and Poor’s Mid Cap 400/Citigroup Growth Index (S&P Mid Cap 400/CG),2 and the Lipper Mid Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	6.83%

5 Years	9.69%

10 Years	12.17%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.36%

After Waivers	1.13%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The S&P Mid Cap 400/CG and the Lipper Mid Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Mid Cap Growth Fund is the successor to the ARK Mid Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 22, 2003, is historical information for the ARK Mid Cap Equity Portfolio.

MTB SMALL CAP STOCK FUND

Management’s Discussion of Fund Performance

Mazama Capital Management, Inc. (growth portion)

Mazama Capital Management, Inc. ceased managing assets for the Fund on October 12, 2006. For the period of May 1, 2006 through October 12, 2006, the growth portion of the Fund was down 7.94% (at net asset value)* versus a total return of (6.20)% for the benchmark Russell 2000 Growth Index.** Sectors contributing most to absolute performance were Producer Durables and Integrated Oils. Sectors detracting from absolute performance for the period included Health Care, Technology and other Energy.

We were rewarded for our semiconductor, telecommunication, and technology production equipment manufacturers, which performed well as the business technology upgrade cycle matured and worldwide semiconductor sales reached an all-time high of $20.5 billion last August, reflecting very healthy end market demand.

With the exception of some merger and acquisition activity, most North American-focused energy companies underperformed the broader market during the period. The primary driver was the continued macro concern over domestic natural gas supplies, which increased significantly since the hurricane-related disruptions last year and were helped by the warmest January in over 100 years. By the end of the third quarter, storage facilities were approaching capacity and several natural gas producers voluntarily cut back production, after natural gas had traded down 50% from the beginning of the year. In contrast, after hitting an all time high of $78 per barrel in July and then dropping over 20% by quarter-end, crude oil was virtually unchanged year to date. However, the decline in both commodities in the third quarter drove energy-related equities lower, but our move to a significant underweight early in the second quarter sheltered us from much of the impact.

Copper Rock Capital Partners, LLC (growth portion)

Copper Rock Capital Partners, LLC began managing the growth portion of the Fund on November 1, 2006.

For the period ended April 30, 2007, the growth portion of the Fund returned 11.03%* vs. 7.42% for the Russell 2000® Growth Index.** Much of 2006 was characterized by high energy prices, the threat of inflation and fear of a looming recession. After 17 consecutive interest rate hikes, the Federal Reserve Board put the brake on midway through the year and has kept rates steady through April 2007. As gas prices started to fall at the end of the summer, and the threat of a recession diminished, the markets started to come back in line and reward fundamental, active managers.

For the sixth months ended April 30, 2007, stock selection in Technology, Producer Durables, and Financial Services contributed the most to relative performance. While Technology was one of the worst performing sectors in the Russell 2000® Growth Index* during calendar year 2006, Copper Rock’s stock selection in the sector contributed the most to performance since managing the growth sleeve of the Fund. Among the top contributors for the period in Technology were Commscope (CTV) and Cogent Communications Group (CCOI), both which are benefiting from the push to finish installing the “last mile” of cable to homes and businesses and the need to constantly enhance services to provide faster video over the internet. Additionally, our underweight allocation relative to the benchmark in Financial Services combined with strong stock selection added to performance. Within Financials, the Fund remains underweighted in traditional banks, but continues to find attractive companies such as asset managers and publicly traded exchanges where trading volume is increasing and margins continue to rise.

On the downside, stock selection in Consumer Discretionary, Materials and Processing, and Healthcare impacted performance negatively. Healthcare has been somewhat harder to navigate particularly during the first part of 2007. Copper Rock continues to favor companies in the Healthcare Services industry, which generate high free cash flow and recurring revenues, and pharmaceutical and medical device companies with products that are further along in their research, perhaps at the last phase of testing or approval. Recently, while earlier stage biotech was running on the heels of a few positive clinical results, our holdings suffered due to the lack of near term catalysts. Additionally, the Healthcare Service sector saw private equity enter the landscape and value the mature, yet slower growing, surgery centers and hospitals at higher multiples than the public markets were willing to pay. As a result, the multiple premiums that our holdings held relative to these slower growers compressed.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index.

Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They have managed a portion of the Fund since July 2001. Their management discussion and analysis follows:

Small cap stocks* posted positive returns in the year ended April 30, 2007 as the Russell 2000 Index was up 7.8%. With a deep value style bias, LSV’s portion of the Fund’s assets performed even better on an absolute basis as small cap value stocks were in favor. The Russell 2000 Value Index** gained 11.2%, outperforming the Russell 2000 Growth Index by over 6.5%. LSV’s portion of the Fund exceeded the Russell 2000 Value benchmark and the Fund’s overall benchmark as well. Interestingly, our deep value bias did not add to relative returns as lower quality “non-earners” within the Russell 2000 Value (to which we are underweighted) performed the best. Sector allocation was modestly positive for the year.

All sectors posted positive returns during the period; Materials and Consumer Staples were the top performing segments, up over 30%, while Financials and Technology lagged with returns of approximately 5%. The portfolio benefited from an overweight to the Materials sector. Some of our top contributing individual names for the year include Holly Corp, OM Group, Inc., Tesoro Corp and Sinclair Broadcast Group.

Our portion of the Fund is broadly diversified within small cap value, holding 125 stocks, with controlled industry and sector exposures. LSV does not attempt to time the market and stays fully invested throughout the year in small cap equities. Over time, stock selection should be the primary driver of excess returns and since being added to the Fund in 2001, LSV has exceeded both the Fund benchmark and our style benchmark by a healthy margin. The portfolio currently trades at a discount approaching 30% to the value benchmark on our most important valuation measures.

* Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

** The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. This index is unmanaged and investments cannot be made in an index.

MTB SMALL CAP STOCK FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund (Class A Shares) (the “Fund”) from June 30, 1997 to April 30, 2007, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	1.95%

5 Years	11.10%

10 Years	10.84%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.54%

After Waivers	1.30%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Small Cap Stock Fund is the successor to the Governor Aggressive Growth Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor Aggressive Growth Fund.

MTB SMALL CAP STOCK FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Stock Fund (Class B Shares) (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2007, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	3.44%

5 Years	11.32%

Start of Performance (1/10/2001)	10.69%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.03%

After Waivers	2.02%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SMALL CAP STOCK FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Stock Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Russell 2000 Index (Russell 2000)2 and the Lipper Small Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	8.05%

Start of Performance (8/18/2003)	15.78%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.27%

After Waivers	1.26%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $100,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 and the Lipper Small Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 and the Lipper Small Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB SMALL CAP GROWTH FUND

Management’s Discussion of Fund Performance

For the fiscal year ended April 30, 2007, the Fund returned 8.08% for Class A Shares, 7.27% for Class B Shares, 8.06% for Class C Shares and 8.22% for Institutional I Shares, based on net asset value,* versus 4.37% for its benchmark, the Russell 2000 Growth Index.**

The Fund’s fiscal year ended April 30, 2007 was characterized by strong overall returns, both absolute and relative, despite an initial market sell-off early in the fiscal year. We saw particular weakness during the fiscal first quarter, with the benchmark Russell 2000 Growth Index trading down more than 16% from May 2006 to late July 2006 as investors’ fears related to inflation and interest rates weighed heavily on the market. The new Federal Reserve Board Chairman, Ben Bernanke, continued with the 17th consecutive rate hike in June, but changed the wording in his statement to suggest that his next move may be a pause. Within weeks of this statement our benchmark hit its bottom for the year and from that point rallied over 23% for the balance of the fiscal year. Some other positive factors that sent the market higher were falling energy and commodity prices (at least through the second half of calendar 2006), stable to declining unemployment, and a benign inflation outlook.

The Fund had seven out of ten sectors that outperformed its benchmark in the fiscal year. The majority of the outperformance was the result of superior stock selection, as opposed to sector selection. During the course of the year we maintained sector weights relatively close to the benchmark, so as a whole the allocation effect had only a minor positive impact on overall performance. Our best performing sector was Industrials, which had a number of notable winners including Hub Group, CECO Environmental, and General Cable each up more than 50%. Also, our leverage to the engineering and construction industry had a positive impact on performance as infrastructure spending continues to accelerate. Our next best performing sector was Energy, despite its small relative weight. We were able to add relative outperformance by owning two oil refiners, Frontier Oil Corp. and Holly Corp., which were each up over 40%. Additionally, we had strong performance in the Information Technology sector. In this sector our underweight position in the semiconductor and semiconductor equipment industry proved to be a good decision as this area posted disappointing results and performed poorly early in the year and was never able to fully recover. In the software industry we had investments in Take-Two Interactive up 60% and Filenet Corp. up 30%, which were two of our better performers. Our worst performing sector was Materials, which had a negative contribution in the fiscal year. The reason for this was mainly a timing issue in the metals and mining industry, as we generally didn’t own our winners long enough as many of the stocks we sold continued to appreciate during the entire year. So despite this industry being up over 20% in our Fund, that performance was surpassed by the 37% gain in the benchmark.

* Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total return for Class A Shares was 2.11%, adjusted for the Fund’s sales charge, the total return for Class B Shares was 2.74%, adjusted for the Fund’s contingent deferred sales charge, and the total return for Class C Shares was 7.15%, adjusted for the Fund’s contingent deferred sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

** The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged and investments cannot be made in an index.

Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

MTB SMALL CAP GROWTH FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class A Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	2.11%

5 Years	6.24%

10 Years	16.62%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.70%

After Waivers	1.31%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND -- CLASS B SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class B Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	2.74%

5 Years	6.34%

10 Years[3]	16.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00% as applicable.

Expense Ratio

Before Waivers	2.19%

After Waivers	2.05%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The Fund’s start of performance date was July 13, 1995. Class B Shares of the Fund were offered beginning February 20, 2001. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the total annual operating expenses applicable to the Fund’s Class B Shares. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND -- CLASS C SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Small Cap Growth Fund (Class C Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	7.15%

5 Years	7.05%

10 Years[3]	16.42%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00% as applicable.

Expense Ratio

Before Waivers	2.02%

After Waivers	1.28%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

3 The Fund’s start of performance date was July 13, 1995. Class C Shares of the Fund were offered beginning October 1, 2002. Performance results shown before that date are attributable to the Fund’s Institutional I Shares. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB SMALL CAP GROWTH FUND -- INSTITUTIONAL I SHARES†

The graph below illustrates the hypothetical investment of $100,0001 in the MTB Small Cap Growth Fund (Institutional I Shares) (the “Fund”) from April 30, 1997 to April 30, 2007, compared to the Russell 2000 Growth Index (Russell 2000 Growth)2 and the Lipper Small Cap Growth Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	8.22%

5 Years	7.61%

10 Years	17.45%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.45%

After Waivers	1.17%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The Russell 2000 Growth and the Lipper Small Cap Growth Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB Small Cap Growth Fund is the successor to the ARK Small Cap Equity Portfolio pursuant to a reorganization which took place on August 22, 2003. The information presented above, for the periods prior to August 23, 2003, is historical information for the ARK Small Cap Equity Portfolio.

MTB INTERNATIONAL EQUITY FUND

Management’s Discussion of Fund Performance

Hansberger Global Investors (growth portion)

Hansberger Global Investors (HGI) has been managing a portion of the Fund since October 24, 2005. The following is the portfolio manager’s discussion of performance for the 12 months ended April 30, 2007.

The MSCI-EAFE benchmark (“EAFE”)* was up 19.8% for the twelve month period ended April 30, 2007. HGI’s portion of the fund assets returned 21.7% (gross of fees) over this period.** All sectors of the benchmark were positive over this period with the Consumer Staples and Utilities sectors posting very strong absolute performance.

On a sector basis, the Fund delivered positive absolute returns across all ten sectors and positive relative returns in seven of the ten sectors. The Telecommunication Services sector was the top absolute performer returning 59.8%, led by Spanish telecom company Telefonica S.A. and Luxembourg based prepaid cellular telephony provider Millicom, which gained 45.7% and 46.7%, respectively, over the 12 months ended April 30, 2007. The Industrials sector generated strong excess returns relative to the benchmark during the period led by Danish wind turbine manufacturer Vestas Wind Systems (+142.6%), Japanese manufacturer of insulators for power utilities and fine ceramic products NGK Insulators (+44.5%), and United Kingdom based staffing company Michael Page International PLC (+60.8%).

Other positions that posted positive strong performance during the period included: Esprit Holdings (+57.6%),  Unicredito Italiano (+42.7%), and Tesco PLC (+65.9%). The Materials sector was the largest detractor from relative  performance driven mainly by stock selection and poor performance from Nitto Denko (-46.2%) and BHP Billiton PLC (-8.4%).

With the exception of Japan, all regions were positive during the period and HGI added value across all regions with the exception of Japan. HGI’s underweight position to Japan helped minimize the negative effect on performance. The Fund also saw strong relative performance and stock selection in Europe and Pacific Ex-Japan.***

* The MSCI Europe, Australasia and Far East Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

** Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

*** International investing involves special risks including currency risks, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

LSV Asset Management (value portion)

LSV Asset Management (LSV) serves as sub-advisor for the value portion of the Fund. They began managing a portion of the Fund on October 24, 2005. Their management discussion and analysis follows:

The robust performance of the international markets continued in the year ended April 30, 2007 as the MSCI All-Country World ex U.S. Index+ gained over 19%. LSV generated strong relative returns outpacing the benchmark by over 5%.

Stock selection during the period was strong (particularly in the Materials sector) and our sector allocations modestly enhanced overall returns as underweight positions in the more growth-oriented Health Care and Technology sectors more than offset the negative impact of an overweight in Energy names. Consistent with LSV’s philosophy, the portfolio maintains a value bias which also contributed positively to performance relative to the benchmark. Some of the best performing markets during the period (in local currency terms) were Australia, Austria, Finland and Sweden and emerging market countries Russia and South Africa. The larger developed markets of Japan and the United Kingdom (representing approximately 40% of the benchmark weight) lagged the broader market.

As with LSV’s other strategies, we are broadly diversified, holding approximately 150 stocks in 34 countries with controlled industry, sector and country exposures. The portfolio invests in all 22 developed country markets and an additional 12 of the larger emerging market countries as well. LSV does not attempt to time the market and stays fully invested throughout the year in international equities. We also attempt to invest as close as possible to the country weights of the major markets in the benchmark as we do not believe that we can 'time’ country investment decisions effectively. Our approach is a stock selection strategy and we prefer to pick the best stocks we can in each of the major markets around the world and have stock selection be our primary driver of excess returns over-time as opposed to a top-down country decision. The portfolio trades at a discount relative to the value benchmark on our most important valuation measures.

+ The MSCI All-Country World ex U.S. Index is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. Investments cannot be made directly in an index.

SSgA Funds Management, Inc. (“SSgA FM”) (core portion)

SSgA Funds Management, Inc. (“SSgA FM”) has been managing the core portion of the Fund since October 2005. The following is the portfolio manager’s discussion of performance for the 12 month period ended April 30, 2007.

The MSCI-EAFE® benchmark (“EAFE”)* was up 19.8% for the 12-month period ended April 30, 2007. SSgA FM’s portion of the Fund assets returned 20.2% (at net asset value)** over this period, exceeding the benchmark by 34 basis points (bps). As expected, performance was driven by favorable stock selection, with a modest assist from sector allocation. On a regional basis, stock selection drove positive relative returns across regions, with European holdings generating the lion’s share of outperformance.***

On a sector basis, the portfolio delivered positive active returns in seven of ten categories over the period. The top performing sectors on a relative basis were Telecommunications, Materials, Information Technology and Materials, which contributed a combined 180 bps versus the EAFE benchmark. Individual names making the largest positive impact over the 12 month period included overweights in European airlines, Air France and British Airways, which gained 124.4% and 66.4%, respectively over the period, driven by improving fundamentals and improving earnings expectations. Combined, these holdings contributed approximately 75 bps toward excess returns. The portfolio was also buoyed by an overweight in Irish beverage-maker C&C Group, which gained 123% during the period, driven by positive news flow surrounding surging Magner’s Irish Cider sales and corresponding upward earnings revisions. An overweight in German conglomerate ThyssenKrupp added value relative to the EAFE Index, on the strength a better-than-expected Q42006 result and a generally positive outlook. In total, ThyssenKrupp shares gained 68.8% over the period. Finally, the portfolio benefited from its holdings in European steel maker Arcelor, which was acquired by industry rival (and consolidator) Mittal Steel Co in mid-2006 after a protracted negotiation. Overall, Arcelor shares rose 90.6% during the period and added approximately 24 basis points relative to the benchmark.

On the downside, performance over the most recent 12 month period ended April 30, 2007 was negatively impacted by a slump in financials shares largely driven by worries over sub prime lending and declining housing markets. Specifically, financial holdings in the portfolio impacted performance relative the benchmark by 180 bps over the period. Coincidentally, the largest drag among financial names was an underweight in ABN Amro, which gained 75.9% on the back of acquisition rumors from Barclays PLC in late 2006. The portfolio also suffered from two stock-specific events. Tomkins PLC (-11.6%), the world’s largest producer of car wiper blades, saw its largest share-price decline in 14 years after the company said (in Q3) it would miss its profit target due to slumping US demand for its vehicle parts and household fixtures. Chipmaker CSR PLC (-30.2%) also issued a profit warning in late 2006, lowering its revenue forecast on weaker-than-expected demand. Lastly, the portfolio was hurt by an overweight position in AstraZeneca, which gained a tepid 2.4% over the 12 month period. The company’s lackluster stock price was primarily the result an October 2006 termination of what was hoped would be a blockbuster stroke medication (NXY-059) and growing concern about the company’s already weak pipeline.

* The MSCI Europe, Australasia and Far East Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.

** Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For most recent month-end performance, visit www.mtbfunds.com or call 1-800-836-2211.

*** International investing involves special risks including currency risks, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

MTB INTERNATIONAL EQUITY FUND -- CLASS A SHARES†

The graph below illustrates the hypothetical investment of $10,0001 in the MTB International Equity Fund (Class A Shares) (the “Fund”) from February 9, 1999 (start of performance) to April 30, 2007, compared to the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI-EAFE)2 and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	12.38%

5 Years	12.82%

Start of Performance (2/09/1999)	7.61%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum sales charge of 5.50%.

Expense Ratio

Before Waivers	1.84%

After Waivers	1.48%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE and the Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MSCI-EAFE and the Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

† The MTB International Equity Fund is the successor to the Governor International Equity Fund pursuant to the reorganization that took place on January 8, 2001. The information presented above, for the periods prior to January 8, 2001, is historical information for the Governor International Equity Fund.

MTB INTERNATIONAL EQUITY FUND -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the MTB International Equity Fund (Class B Shares) (the “Fund”) from January 10, 2001 (start of performance) to April 30, 2007, compared to the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI-EAFE)2 and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	13.01%

5 Years	12.98%

Start of Performance (1/10/2001)	8.16%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 5.00%.

Expense Ratio

Before Waivers	2.35%

After Waivers	2.25%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption over 6 years from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE and the Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MSCI-EAFE and the Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

MTB INTERNATIONAL EQUITY FUND -- INSTITUTIONAL I SHARES

The graph below illustrates the hypothetical investment of $100,0001 in the MTB International Equity Fund (Institutional I Shares) (the “Fund”) from August 18, 2003 (start of performance) to April 30, 2007, compared to the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI-EAFE)2 and the Lipper International Large Cap Core Funds Average.2

Average Annual Total Returns for the Period Ended April 30, 2007

1 Year	18.93%

Start of Performance (8/18/2003)	21.54%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.mtbfunds.com or call 1-800-836-2211.

Expense Ratio

Before Waivers	1.59%

After Waivers	1.44%

The Expense Ratio Before Waivers represents the operating costs borne by the Fund, expressed as a percentage of the Fund’s average net assets, as shown in the Fees and Expenses table in the Fund’s August 31, 2006 prospectus (under “Total Annual Fund Operating Expenses”).

Waivers/reimbursements are voluntary, and can be terminated at any time.

1 The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI-EAFE and the Lipper International Large Cap Core Funds Average have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The MSCI-EAFE and the Lipper International Large Cap Core Funds Average are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the one-half year period and to estimate the expenses that you would have incurred if the U.S. Government Bond Fund, Managed Allocation Fund -- Aggressive Growth, and Large Cap Value Fund’s anticipated average net expense ratios for the current year had been in effect throughout the most recent one-half year period. These Funds anticipate increases in their fund expenses during the current fiscal year that would have materially affected the information in the Example had those changes been in place throughout the most recent fiscal half year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period[1]
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,024.30	$ 4.27
Class B Shares	$ 1,000	$ 1,020.50	$ 7.97
Institutional I Shares	$ 1,000	$ 1,025.20	$ 3.36
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.58	$ 4.26
Class B Shares	$ 1,000	$ 1,016.91	$ 7.95
Institutional I Shares	$ 1,000	$ 1,021.47	$ 3.36
SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,022.60	$ 4.56
Class B Shares	$ 1,000	$ 1,018.30	$ 8.76
Institutional I Shares	$ 1,000	$ 1,023.40	$ 3.76
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.28	$ 4.56
Class B Shares	$ 1,000	$ 1,016.12	$ 8.75
Institutional I Shares	$ 1,000	$ 1,021.08	$ 3.76
U. S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,022.60	$ 4.36
Class B Shares	$ 1,000	$ 1,017.70	$ 9.16
Institutional I Shares	$ 1,000	$ 1,022.70	$ 4.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.48	$ 4.36
Class B Shares	$ 1,000	$ 1,015.72	$ 9.15
Institutional I Shares	$ 1,000	$ 1,020.63	$ 4.21
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,013.80	$ 3.89
Class B Shares	$ 1,000	$ 1,009.40	$ 8.27
Institutional I Shares	$ 1,000	$ 1,014.40	$ 3.35
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.93	$ 3.91
Class B Shares	$ 1,000	$ 1,016.56	$ 8.30
Institutional I Shares	$ 1,000	$ 1,021.47	$ 3.36
PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,010.80	$ 4.69
Class B Shares	$ 1,000	$ 1,006.40	$ 9.00
Institutional I Shares	$ 1,000	$ 1,011.20	$ 4.24
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.13	$ 4.71
Class B Shares	$ 1,000	$ 1,015.82	$ 9.05
Institutional I Shares	$ 1,000	$ 1,020.58	$ 4.26
MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,013.00	$ 4.09
Class B Shares	$ 1,000	$ 1,008.40	$ 8.57
Institutional I Shares	$ 1,000	$ 1,013.50	$ 3.59
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.73	$ 4.11
Class B Shares	$ 1,000	$ 1,016.27	$ 8.60
Institutional I Shares	$ 1,000	$ 1,021.22	$ 3.61
VIRGINIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,011.30	$ 4.29
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.53	$ 4.31
INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,021.70	$ 4.56
Class B Shares	$ 1,000	$ 1,017.70	$ 8.50
Institutional I Shares	$ 1,000	$ 1,022.60	$ 3.66
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.28	$ 4.56
Class B Shares	$ 1,000	$ 1,016.36	$ 8.50
Institutional I Shares	$ 1,000	$ 1,021.17	$ 3.66
INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,024.30	$ 4.77
Class B Shares	$ 1,000	$ 1,020.60	$ 8.72
Institutional I Shares	$ 1,000	$ 1,025.50	$ 3.92
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.08	$ 4.76
Class B Shares	$ 1,000	$ 1,016.17	$ 8.70
Institutional I Shares	$ 1,000	$ 1,020.93	$ 3.91
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,044.00	$ 5.07
Class B Shares	$ 1,000	$ 1,041.20	$ 7.90
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.84	$ 5.01
Class B Shares	$ 1,000	$ 1,017.06	$ 7.80
MANAGED ALLOCATION FUND -- MODERATE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,074.80	$ 4.32
Class B Shares	$ 1,000	$ 1,069.80	$ 8.16
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.63	$ 4.21
Class B Shares	$ 1,000	$ 1,016.91	$ 7.95
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,101.40	$ 3.96
Class B Shares	$ 1,000	$ 1,098.00	$ 6.87
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Class B Shares	$ 1,000	$ 1,018.25	$ 6.61
BALANCED FUND
Actual
Class A Shares	$ 1,000	$ 1,080.50	$ 5.21
Class B Shares	$ 1,000	$ 1,075.90	$ 9.42
Institutional I Shares	$ 1,000	$ 1,080.60	$ 4.90
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.79	$ 5.06
Class B Shares	$ 1,000	$ 1,015.72	$ 9.15
Institutional I Shares	$ 1,000	$ 1,020.08	$ 4.76
EQUITY INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,123.50	$ 6.32
Class B Shares	$ 1,000	$ 1,120.20	$ 10.20
Institutional I Shares	$ 1,000	$ 1,125.20	$ 5.48
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.84	$ 6.01
Class B Shares	$ 1,000	$ 1,015.17	$ 9.69
Institutional I Shares	$ 1,000	$ 1,019.64	$ 5.21
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,090.30	$ 4.82
Class B Shares	$ 1,000	$ 1,085.50	$ 9.72
Institutional I Shares	$ 1,000	$ 1,089.90	$ 5.13
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.18	$ 4.66
Class B Shares	$ 1,000	$ 1,015.47	$ 9.39
Institutional I Shares	$ 1,000	$ 1,019.89	$ 4.96
EQUITY INDEX FUND
Actual
Class A Shares	$ 1,000	$ 1,082.30	$ 2.79
Class B Shares	$ 1,000	$ 1,079.60	$ 6.60
Institutional I Shares	$ 1,000	$ 1,083.80	$ 1.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.12	$ 2.71
Class B Shares	$ 1,000	$ 1,018.45	$ 6.41
Institutional I Shares	$ 1,000	$ 1,023.41	$ 1.40
LARGE CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,085.50	$ 6.52
Class B Shares	$ 1,000	$ 1,081.90	$ 10.32
Institutional I Shares	$ 1,000	$ 1,088.00	$ 5.69
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.55	$ 6.31
Class B Shares	$ 1,000	$ 1,014.88	$ 9.99
Institutional I Shares	$ 1,000	$ 1,019.34	$ 5.51
LARGE CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,082.80	$ 6.82
Class B Shares	$ 1,000	$ 1,078.70	$ 10.67
Institutional I Shares	$ 1,000	$ 1,084.30	$ 6.05
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.25	$ 6.61
Class B Shares	$ 1,000	$ 1,014.53	$ 10.34
Institutional I Shares	$ 1,000	$ 1,018.99	$ 5.86
MULTI CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,099.60	$ 5.73
Class B Shares	$ 1,000	$ 1,094.80	$ 10.02
Institutional I Shares	$ 1,000	$ 1,099.60	$ 5.52
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.34	$ 5.51
Class B Shares	$ 1,000	$ 1,015.22	$ 9.64
Institutional I Shares	$ 1,000	$ 1,019.54	$ 5.31
MID CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,122.60	$ 6.26
Class B Shares	$ 1,000	$ 1,118.20	$ 10.66
Institutional I Shares	$ 1,000	$ 1,123.00	$ 6.05
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.89	$ 5.96
Class B Shares	$ 1,000	$ 1,014.73	$ 10.14
Institutional I Shares	$ 1,000	$ 1,019.09	$ 5.76
MID CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,125,10	$ 6.85
Class B Shares	$ 1,000	$ 1,121.40	$ 10.73
Institutional I Shares	$ 1,000	$ 1,125.70	$ 6.06
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.35	$ 6.51
Class B Shares	$ 1,000	$ 1,014.68	$ 10.19
Institutional I Shares	$ 1,000	$ 1,019.09	$ 5.76
SMALL CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,088.80	$ 6.73
Class B Shares	$ 1,000	$ 1,084.60	$ 10.54
Institutional I Shares	$ 1,000	$ 1,090.40	$ 6.12
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.35	$ 6.51
Class B Shares	$ 1,000	$ 1,014.68	$ 10.19
Institutional I Shares	$ 1,000	$ 1,018.94	$ 5.91
SMALL CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,115.20	$ 6.87
Class B Shares	$ 1,000	$ 1,110.70	$ 10.73
Class C Shares	$ 1,000	$ 1,115.00	$ 6.87
Institutional I Shares	$ 1,000	$ 1,115.50	$ 6.24
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.30	$ 6.56
Class B Shares	$ 1,000	$ 1,014.63	$ 10.24
Class C Shares	$ 1,000	$ 1,018.30	$ 6.56
Institutional I Shares	$ 1,000	$ 1,018.89	$ 5.96
INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$ 1,000	$ 1,150.40	$ 8.32
Class B Shares	$ 1,000	$ 1,146.50	$ 12.35
Institutional I Shares	$ 1,000	$ 1,150.60	$ 7.79
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,017.06	$ 7.80
Class B Shares	$ 1,000	$ 1,013.29	$ 11.58
Institutional I Shares	$ 1,000	$ 1,017.55	$ 7.30

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent one-half year period). This table shows the actual expenses paid during the most recent one-half year period. The annualized net expense ratios in effect during the period were as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.85%
Class B Shares	1.59%
Institutional I Shares	0.67%
SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.91%
Class B Shares	1.75%
Institutional I Shares	0.75%
U.S. GOVERNMENT BOND FUND
Class A Shares	0.87%
Class B Shares	1.83%
Institutional I Shares	0.84%
NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.78%
Class B Shares	1.66%
Institutional I Shares	0.67%
PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	0.94%
Class B Shares	1.81%
Institutional I Shares	0.85%
MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.82%
Class B Shares	1.72%
Institutional I Shares	0.72%
VIRGINIA MUNICIPAL BOND FUND
Class A Shares	0.86%
INTERMEDIATE-TERM BOND FUND
Class A Shares	0.91%
Class B Shares	1.70%
Institutional I Shares	0.73%
INCOME FUND
Class A Shares	0.95%
Class B Shares	1.74%
Institutional I Shares	0.78%
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%
MANAGED ALLOCATION FUND -- MODERATE GROWTH
Class A Shares	0.84%
Class B Shares	1.59%
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Class A Shares	0.76%
Class B Shares	1.32%
BALANCED FUND
Class A Shares	1.01%
Class B Shares	1.83%
Institutional I Shares	0.95%
EQUITY INCOME FUND
Class A Shares	1.20%
Class B Shares	1.94%
Institutional I Shares	1.04%
LARGE CAP VALUE FUND
Class A Shares	0.93%
Class B Shares	1.88%
Institutional I Shares	0.99%
EQUITY INDEX FUND
Class A Shares	0.54%
Class B Shares	1.28%
Institutional I Shares	0.28%
LARGE CAP STOCK FUND
Class A Shares	1.26%
Class B Shares	2.00%
Institutional I Shares	1.10%
LARGE CAP GROWTH FUND
Class A Shares	1.32%
Class B Shares	2.07%
Institutional I Shares	1.17%
MULTI CAP GROWTH FUND
Class A Shares	1.10%
Class B Shares	1.93%
Institutional I Shares	1.06%
MID CAP STOCK FUND
Class A Shares	1.19%
Class B Shares	2.03%
Institutional I Shares	1.15%
MID CAP GROWTH FUND
Class A Shares	1.30%
Class B Shares	2.04%
Institutional I Shares	1.15%
SMALL CAP STOCK FUND
Class A Shares	1.30%
Class B Shares	2.04%
Institutional I Shares	1.18%
SMALL CAP GROWTH FUND
Class A Shares	1.31%
Class B Shares	2.05%
Class C Shares	1.31%
Institutional I Shares	1.19%
INTERNATIONAL EQUITY FUND
Class A Shares	1.56%
Class B Shares	2.32%
Institutional I Shares	1.46%

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period[2]
U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,022.60	$ 4.96
Class B Shares	$ 1,000	$ 1,017.70	$ 9.21
Institutional I Shares	$ 1,000	$ 1,022.70	$ 4.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.89	$ 4.96
Class B Shares	$ 1,000	$ 1,015.67	$ 9.20
Institutional I Shares	$ 1,000	$ 1,020.63	$ 4.21
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,101.40	$ 4.48
Class B Shares	$ 1,000	$ 1,098.00	$ 7.44
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.53	$ 4.31
Class B Shares	$ 1,000	$ 1,017.70	$ 7.15
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,090.30	$ 5.86
Class B Shares	$ 1,000	$ 1,085.50	$ 9.72
Institutional I Shares	$ 1,000	$ 1,089.90	$ 5.18
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.19	$ 5.66
Class B Shares	$ 1,000	$ 1,015.47	$ 9.39
Institutional I Shares	$ 1,000	$ 1,019.84	$ 5.01

(2) Expenses are equal to the Funds’ annualized anticipated net expense ratios for the current year, multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid using the anticipated average net expenses for the current year as if they had been in effect throughout the most recent one-half year period). The annualized anticipated net expense ratios are as follows:

U.S. GOVERNMENT BOND FUND
Class A Shares	0.99%
Class B Shares	1.84%
Institutional I Shares	0.84%
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Class A Shares	0.86%
Class B Shares	1.43%
LARGE CAP VALUE FUND
Class A Shares	1.13%
Class B Shares	1.88%
Institutional I Shares	1.00%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short Duration Government Bond Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Collateralized Mortgage Obligations	59.4%
U.S. Treasury	24.1%
Government Agencies	12.0%
Mortgage Backed Securities	3.7%
Cash Equivalents[1]	0.3%
Other Assets and Liabilities -- Net[2]	0.5%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 59.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.5%
(Series 2617-GW), 3.500%, 6/15/2016	$4,684,689	$4,589,342
(Series 2677-LM), 4.000%, 4/15/2013	3,382,235	3,351,488
(Series R001-AE), 4.375%, 4/15/2015	3,246,918	3,182,834
(Series 3081-CB), 5.000%, 5/15/2021	5,000,000	4,940,042
(Series 3074-BG), 5.000%, 9/15/2033	5,000,000	4,964,377
(Series 3047-OA), 5.500%, 9/15/2022	3,364,502	3,366,755
(Series 3062-LU), 5.500%, 12/1/2035	7,391,598	7,457,450
(Series 1604-I), 6.000%, 11/15/2008	383,497	383,746
(Series 1618-J), 6.000%, 11/15/2008	179,649	179,603
(Series 1625-H), 6.000%, 12/15/2008	102,407	102,529
(Series 1638-E), 6.250%, 4/15/2023	452,916	453,470

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$32,971,636

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.1%
(Series 2003-84-PW), 3.000%, 6/25/2022	3,516,797	3,470,431
(Series 2003-83-PB), 3.500%, 9/25/2016	2,261,562	2,223,670
(Series 2004-70-BC), 4.500%, 1/25/2016	2,790,514	2,759,722
(Series 2004-55-LA), 4.500%, 6/25/2021	12,371,019	12,036,084
(Series 2004-100-HA), 5.000%, 1/25/2023	3,147,999	3,133,673
(Series 2002-94-MC), 5.000%, 8/25/2015	2,000,000	1,993,716
(Series 2001-45-VE), 6.000%, 2/25/2020	2,890,454	2,884,287
(Series 1992-43-E), 7.500%, 4/25/2022	84,519	85,680

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$28,587,263

Description	Principal Amount	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 26.8%
(Series 2004-26-HJ), 4.000%, 6/16/2027	$1,222,900	$1,204,793
(Series 2003-7-ON), 4.000%, 1/16/2028	296,942	294,869
(Series 0370C-MW), 4.000%, 7/20/2033	3,618,591	3,555,916
(Series 0386D-BJ), 4.250%, 7/20/2027	363,956	361,238
(Series 2004-62-PA), 4.500%, 6/20/2028	3,902,490	3,859,492
(Series 2003-101-BE), 4.500%, 2/20/2029	1,543,267	1,521,247
(Series 2004-65-PA), 4.500%, 9/20/2032	3,949,959	3,882,948
(Series 0476B-VE), 5.000%, 9/17/2015	4,364,310	4,312,932
(Series 0520-VA), 5.000%, 6/16/2016	5,941,628	5,846,065
(Series 2004-38-NA), 5.000%, 12/20/2027	3,319,911	3,308,113
(Series 2005-44-PC), 5.000%, 12/20/2033	7,849,843	7,746,422
(Series 2003-10-PV), 5.500%, 1/20/2014	8,193,350	8,290,674
(Series 0454A-LA), 5.500%, 9/20/2025	2,674,028	2,669,807
(Series 2004-39-XF), 5.570%, 10/16/2033	3,734,190	3,727,110

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$50,581,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $113,326,888)		$112,140,525

GOVERNMENT AGENCIES -- 12.0%
FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION -- 2.6%
4.625%, 10/12/2010	5,000,000	4,957,365
Description	Principal Amount	Value
FEDERAL FARM CREDIT SYSTEM -- 1.6%
3.900%, 6/16/2008	$3,000,000	$2,961,183

FEDERAL HOME LOAN BANK SYSTEM -- 4.2%
4.375%, 11/21/2008	3,000,000	2,991,440
4.540%, 8/1/2007	5,000,000	4,991,933

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$7,983,373

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.6%
3.100%, 5/27/2008	7,000,000	6,859,918

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,951,709)		$22,761,839

MORTGAGE BACKED SECURITIES -- 3.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
3.500%, 1/1/2009	6,698,398	6,535,974
9.000%, 4/1/2016	133,581	134,779

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$6,670,753

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
9.000%, 6/1/2022	119,163	124,446

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
8.000%, 5/15/2008	51,904	51,930
8.500%, 2/15/2017	13,279	13,839
8.500%, 7/15/2021	13,818	14,556
8.500%, 7/15/2021	62,835	67,073
8.500%, 1/15/2023	22,343	23,583

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$170,981

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,199,318)		$6,966,180

Description	Principal Amount or Shares	Value
U.S. TREASURY -- 24.1%
U.S. TREASURY BILLS -- 7.4%
[1] United States Treasury Bill, 4.821% - 4.961%, 5/3/2007	$14,000,000	$13,996,202

U.S. TREASURY NOTES -- 16.7%
3.625%, 1/15/2008 (Treasury Inflation Protected Securities)	2,518,800	2,550,482
4.250%, 8/15/2013	5,000,000	4,928,906
4.375%, 5/15/2007	14,000,000	13,996,115
4.875%, 5/15/2009	5,000,000	5,026,563
5.125%, 6/30/2008	5,000,000	5,014,844

TOTAL U.S. TREASURY NOTES		$31,516,910

TOTAL U.S. TREASURY (IDENTIFIED COST $45,430,854)		$45,513,112

2MUTUAL FUND -- 0.3%
SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	636,521	$636,521

TOTAL INVESTMENTS -- 99.5% (IDENTIFIED COST $189,545,290)		$188,018,177

OTHER ASSETS AND LIABILITIES -- NET -- 0.5%		$985,916

TOTAL NET ASSETS -- 100%		$189,004,093

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Short-Term Corporate Bond Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	82.3%
Collateralized Mortgage Obligations	5.5%
Asset-Backed Securities	3.4%
Notes--Variable	3.4%
Government Agencies	1.9%
U.S. Treasury	1.6%
Cash Equivalents[1]	0.1%
Other Assets and Liabilities -- Net[2]	1.8%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
ADJUSTABLE RATE MORTGAGES -- 0.0%
THRIFTS & MORTGAGE FINANCE -- 0.0%

FNMA ARM 399251, 7.065%, 9/01/2027 (IDENTIFIED COST $78)	$78	$79

ASSET-BACKED SECURITIES -- 3.4%
AUTOMOBILES -- 3.4%
[3,4] Capital Auto Receivables Asset Trust 2006-SN1A, Class A3, 5.31%, 10/20/2009 (IDENTIFIED COST $1,999,827)	2,000,000	$2,001,349

COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.6%
Class WG, 4.50%, 8/15/2015	977,155	970,361
(Series 1920), Class H, 7.00%, 1/15/2012	343,809	351,561
(Series 2628C), Class QH, 4.00%, 12/15/2021	274,012	272,055
(Series 2798), Class J, 4.50%, 4/15/2017	1,130,416	1,116,303

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,710,280

WHOLE LOAN CMO -- 0.9%
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018	534,889	525,487

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,260,683)		$3,235,767

Description	Principal Amount	Value
CORPORATE BONDS -- 82.3%
AEROSPACE & DEFENSE -- 3.4%
[3,4] BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$1,000,000	$989,174
Raytheon Co., Note, 6.75%, 8/15/2007	1,000,000	1,003,352

TOTAL AEROSPACE & DEFENSE		$1,992,526

AIR FREIGHT & LOGISTICS -- 1.6%
FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009	1,000,000	970,293

AUTOMOBILES -- 2.7%
DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008	1,000,000	994,702
DaimlerChrysler North America Holding Corp., (Series MTND), 5.82%, 9/10/2007	600,000	600,879

TOTAL AUTOMOBILES		$1,595,581

BANKS -- 7.3%
Bank of New York, Note, 3.90%, 9/1/2007	1,000,000	993,823
BankBoston Capital Trust III, Company Guarantee, 6.10%, 6/15/2027	240,000	240,693
Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009	1,000,000	1,044,354
Mellon Funding Corp., Company Guarantee, 4.875%, 6/15/2007	1,000,000	999,412
PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,000,000	1,054,839

TOTAL BANKS		$4,333,121

Description	Principal Amount	Value
CABLE-T.V. -- 1.8%
Continental Cablevision, Deb., 9.00%, 9/1/2008	$1,000,000	$1,048,436

CAPITAL MARKETS -- 11.9%
Bank of New York Co., Inc., Sr. Sub. Note, 7.30%, 12/1/2009	1,000,000	1,055,408
Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	1,000,000	968,562
Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	1,000,000	1,013,392
Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,000,000	981,738
Merrill Lynch & Co., Inc., 4.125%, 1/15/2009	1,000,000	985,599
Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	1,000,000	992,870
Morgan Stanley, Note, 4.00%, 1/15/2010	1,000,000	974,965

TOTAL CAPITAL MARKETS		$6,972,534

COMMERCIAL BANKS -- 8.6%
Citicorp, Sub. Note, 7.25%, 9/1/2008	1,000,000	1,027,682
SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008	1,000,000	1,011,330
U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	1,000,000	999,451
Wachovia Corp., Sub. Note, 6.15%, 3/15/2009	1,000,000	1,020,023
Wachovia Corp., Sub. Note, 6.25%, 8/4/2008	1,000,000	1,013,720

TOTAL COMMERCIAL BANKS		$5,072,206

CONSUMER FINANCE -- 6.7%
American General Finance Corp., Note, (Series MTNH), 2.75%, 6/15/2008	1,000,000	973,918
Household Finance Corp., Unsecd. Note, 4.125%, 11/16/2009	1,000,000	977,089
John Deere Capital Corp., Note, 3.90%, 1/15/2008	1,000,000	989,900
SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008	1,000,000	986,990

TOTAL CONSUMER FINANCE		$3,927,897

DIVERSIFIED FINANCIAL SERVICES -- 3.4%
General Electric Capital Corp., Note, 3.50%, 5/1/2008	1,000,000	983,792
J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008	1,000,000	1,021,534

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,005,326

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009	500,000	489,380

ELECTRIC UTILITIES -- 1.7%
Carolina Power & Light Co., Sr. Note, 5.95%, 3/1/2009	1,000,000	1,015,133

Description	Principal Amount	Value
FINANCE-COMMERCIAL -- 1.7%
Caterpillar Financial Services Corp., Unsecd. Note, (Series F), 4.50%, 9/1/2008	$1,000,000	$992,591

FINANCE-LEASING CO. -- 1.0%
Boeing Capital Corp., 7.375%, 9/27/2010	550,000	590,478

FINANCE-MTG LOAN/BANKER -- 1.7%
Residential Capital Corp., Note, 6.125%, 11/21/2008	1,000,000	999,967

FOOD PRODUCTS -- 1.7%
Kraft Foods, Inc., 5.625%, 11/1/2011	1,000,000	1,012,765

HOTELS, RESTAURANTS & LEISURE -- 1.7%
Tricon Global Restaurants, Inc., Sr. Note, 7.65%, 5/15/2008	1,000,000	1,016,111

MEDIA -- 5.1%
[3,4] Cox Enterprises, Inc., Unsecd. Note, 4.375%, 5/1/2008	1,000,000	989,507
Time Warner, Inc., Floating Rate Note, 5.59%, 11/13/2009	1,000,000	1,002,535
Walt Disney Co., 5.375%, 6/1/2007	1,000,000	999,891

TOTAL MEDIA		$2,991,933

MULTI-UTILITIES -- 2.6%
CenterPoint Energy, Inc., Sr. Note, (Series B), 7.25%, 9/1/2010	500,000	529,475
Dominion Resources, Inc., Note, 4.125%, 2/15/2008	1,000,000	990,026

TOTAL MULTI-UTILITIES		$1,519,501

MULTILINE RETAIL -- 1.7%
Target Corp., 3.375%, 3/1/2008	1,000,000	984,338

OIL, GAS & CONSUMABLE FUELS -- 2.5%
Anadarko Petroleum Corp., Floating Rate Note, 5.75%, 9/15/2009	500,000	501,304
Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007	1,000,000	995,521

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,496,825

OIL EXPLORATION & PRODUCTION -- 1.3%
Pemex Project Funding Master, Company Guarantee, (Series WI), 8.85%, 9/15/2007	750,000	760,500

PHARMACEUTICALS -- 1.7%
Abbott Laboratories, Note, 5.60%, 5/15/2011	1,000,000	1,020,929

REAL ESTATE INVESTMENT TRUSTS -- 0.8%
iStar Financial, Inc., 6.00%, 12/15/2010	445,000	454,443

Description	Principal Amount	Value
ROAD & RAIL -- 5.8%
Burlington Resources Finance, Company Guarantee, 6.68%, 2/15/2011	$1,000,000	$1,055,930
Norfolk Southern Corp., 6.20%, 4/15/2009	1,000,000	1,017,881
Norfolk Southern Corp., Sr. Note, 7.35%, 5/15/2007	350,000	350,216
Union Pacific Corp., Note, 3.875%, 2/15/2009	1,000,000	976,182

TOTAL ROAD & RAIL		$3,400,209

UTILITIES-ELECTRIC -- 3.1%
Nisource Fin Corp. GTD, Note, 7.875%, 11/15/2010	750,000	813,904
PPL Electric Utilities Corp., 5.875%, 8/15/2007	1,000,000	1,001,082

TOTAL UTILITIES-ELECTRIC		$1,814,986

TOTAL CORPORATE BONDS (IDENTIFIED COST $48,559,738)		$48,478,009

GOVERNMENT AGENCIES -- 1.9%
DIVERSIFIED FINANCIAL SERVICES -- 1.9%

Federal Home Loan Bank System, 5.375%, 8/19/2011 (IDENTIFIED COST $1,076,981)	1,075,000	$1,099,434

5NOTES -- VARIABLE -- 3.4%
AEROSPACE & DEFENSE -- 1.7%
United Technologies Corp. Note, 5.430%, 6/1/2007	1,000,000	1,000,613

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
AT&T Inc. Note, 5.450%, 5/15/2007	1,000,000	1,001,191

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $2,000,000)		$2,001,804

Description	Principal Amount or Shares	Value
U.S. TREASURY -- 1.6%
U.S. TREASURY NOTES -- 1.6%
3.375%, 2/15/2008	$200,000	$197,516
3.625%, 1/15/2010	150,000	146,531
4.00%, 3/15/2010	50,000	49,305
4.00%, 4/15/2010	440,000	433,744
TIPS (Series A-2011), 3.500% 1/15/2011	116,902	123,459

TOTAL U.S. TREASURY (IDENTIFIED COST $956,376)		$950,555

2MUTUAL FUND -- 0.0%
SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	210	$210

REPURCHASE AGREEMENT -- 0.1%
Interest in $84,239 repurchase agreement 5.220%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 11/5/2032 for $84,251 on 5/1/2007. The market value of the underlying security at the end of the period was $86,400. (AT COST)	84,239	$84,239

TOTAL INVESTMENTS -- 98.2% (IDENTIFIED COST $57,938,132)		$57,851,446

OTHER ASSETS AND LIABILITIES -- NET -- 1.8%		$1,045,210

TOTAL NET ASSETS -- 100%		$58,896,656

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Bond Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Government Agencies	27.8%
Mortgage Backed Securities	26.5%
U.S. Treasury	19.4%
Collateralized Mortgage Obligations	14.0%
Corporate Bonds	5.3%
Taxable Municipals	1.1%
Cash Equivalents[1]	5.1%
Other Assets and Liabilities -- Net[2]	0.8%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.2%
(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$234,234	$229,467
(Series 2707-PW), REMIC, 4.000%, 7/15/2014	738,185	732,048
(Series R001-AE), REMIC, 4.375%, 4/15/2015	974,075	954,850
(Series 2643-LA), REMIC, 4.500%, 1/15/2011	124,108	123,870
(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,000	104,618
(Series 141-D), REMIC, 5.000%, 5/15/2021	10,491	10,450
(Series 1637-GA), REMIC, 5.800%, 6/15/2023	7,268	7,266
(Series 2446D-LA), REMIC, 5.800%, 9/15/2016	514,882	515,598
(Series 136-E), REMIC, 6.000%, 4/15/2021	22,843	22,761
(Series 1666H), REMIC, 6.250%, 9/15/2023	1,585,758	1,604,213
(Series 112-I), REMIC, 6.500%, 1/15/2021	9,565	9,560
(Series 1577-PK), REMIC, 6.500%, 9/15/2023	279,000	290,671
(Series 1644-K), REMIC, 6.750%, 12/15/2023	176,000	184,117
(Series 1920-H), REMIC, 7.000%, 1/15/2012	687,618	703,122
(Series 6-C), REMIC, 9.050%, 6/15/2019	51,054	52,632

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$5,545,243

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.1%
(Series 0530B-BU), REMIC, 5.000%, 3/25/2024	$5,935,000	$5,913,153
(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	152,000	152,284
(Series 2004-51-KF), REMIC, 5.670%, 8/25/2022	1,734,163	1,737,210
(Series 2002-52-QA), REMIC, 6.000%, 7/18/2032	150,255	151,952
(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	242,782	248,758
(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	230,152	236,274
(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	127,397	131,227
(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	181,000	190,677

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$8,761,535

INDYMAC INDA MORTGAGE LOAN TRUST -- 2.4%
(Series 2005-AR1), Class 2A1, 5.097%, 11/25/2035	4,103,038	4,069,609

WHOLE LOAN -- 3.3%
Bank of America Mortgage Securities 2004-B 2A1, 3.520%, 2/25/2034	1,006,854	995,293
Bank of America Mortgage Securities 2004-A 2A1, 3.561%, 2/25/2034	$1,611,155	$1,595,367
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%, 11/25/2018	1,765,133	1,734,108
Structure Asset Securities Corp. (Series 2005-1 6A1), 6.000%, 2/25/2035	1,325,805	1,327,156

TOTAL WHOLE LOAN		$5,651,924

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,172,545)		$24,028,311

CORPORATE BONDS -- 5.3%
CAPITAL MARKETS -- 0.3%
Morgan Stanley, 5.750%, 10/18/2016	500,000	508,334

COMMERCIAL BANKS -- 0.5%
First Tennessee Bank, N.A., 4.625%, 5/15/2013	1,000,000	955,132

DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp., 7.125%, 10/15/2011	1,000,000	1,077,503

FOOD & STAPLES RETAILING -- 0.7%
Sysco Corp., 5.375%, 9/21/2035	1,200,000	1,129,144

FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co., 5.375%, 9/15/2035	750,000	697,902
Kraft Foods, Inc., 5.625%, 11/1/2011	1,200,000	1,215,318

TOTAL FOOD PRODUCTS		$1,913,220

GAS UTILITIES -- 0.3%
Bay State Gas Co., 9.200%, 6/6/2011	500,000	569,369

INSURANCE -- 0.7%
[3,4] Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,175,295

SOVEREIGN U.S. GOVERNMENT GUARANTIES -- 0.2%
El Salvador, Government of, 6.530%, 7/1/2007	275,000	275,487

U.S. GOVERNMENT GUARANTEE -- 0.9%
American Heavy Lift Shipping, 5.382%, 6/1/2017	742,000	750,563
Vessel Management Service, 6.750%, 6/15/2025	740,000	803,040

TOTAL U.S. GOVERNMENT GUARANTEE		$1,553,603

TOTAL CORPORATE BONDS (IDENTIFIED COST $8,747,594)		$9,157,087

GOVERNMENT AGENCIES -- 27.8%
DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT -- 0.8%
7.140%, 8/1/2007	400,000	401,888
7.660%, 8/1/2015	1,010,000	1,016,389

TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,418,277

FEDERAL FARM CREDIT SYSTEM -- 1.2%
4.250%, 7/29/2008	$2,000,000	$1,983,255

FEDERAL HOME LOAN BANK SYSTEM -- 3.2%
3.375%, 7/21/2008	2,000,000	1,961,262
5.375%, 5/18/2016	2,000,000	2,062,659
6.625%, 11/15/2010	1,435,000	1,517,488

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$5,541,409

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.6%
3.875%, 6/15/2008	500,000	493,908
4.125%, 10/18/2010	2,000,000	1,957,906
4.750%, 1/19/2016	3,000,000	2,959,332
5.125%, 10/18/2016	2,000,000	2,025,905
5.200%, 3/5/2019	2,000,000	1,966,140
5.250%, 11/5/2012	2,000,000	1,995,114
5.250%, 4/18/2016	2,000,000	2,042,484
5.750%, 6/27/2016	5,000,000	5,223,393
8.250%, 6/21/2026	1,000,000	1,295,265

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$19,959,447

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.6%
3.215%, 2/17/2009	2,500,000	2,480,495
5.250%, 8/1/2012	3,000,000	3,039,326
6.470%, 9/25/2012	5,500,000	5,918,171

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$11,437,992

OVERSEAS PRIVATE INVESTMENT CORPORATION -- 1.3%
6.600%, 5/30/2016	2,134,650	2,251,660

PRIVATE EXPORT FUNDING CORPORATION -- 1.5%
6.490%, 7/15/2007	500,000	501,191
7.200%, 1/15/2010	2,000,000	2,116,796

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,617,987

SMALL BUSINESS ADMINISTRATION -- 1.3%
5.600%, 9/1/2008	83,609	83,806
6.200%, 11/1/2007	54,774	54,889
6.700%, 3/1/2016	186,774	192,515
6.700%, 12/1/2016	508,841	524,486
6.950%, 11/1/2016	1,195,313	1,235,917
7.300%, 5/1/2017	44,799	46,604
7.300%, 9/1/2019	$46,573	$48,937
8.850%, 8/1/2011	4,581	4,766
9.250%, 2/1/2008	21,577	21,877
9.650%, 5/1/2010	62,899	65,105

TOTAL SMALL BUSINESS ADMINISTRATION		$2,278,902

TENNESSEE VALLEY AUTHORITY -- 0.3%
7.430%, 4/1/2022	450,061	450,061

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $47,316,020)		$47,938,990

MORTGAGE BACKED SECURITIES -- 26.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.9%
Pool G02296, 5.000%, 6/1/2036	3,816,263	3,693,109
Pool C78010, 5.500%, 4/1/2033	3,551,736	3,523,285
Pool A18401, 6.000%, 2/1/2034	2,395,261	2,419,762
Pool E00540, 6.000%, 3/1/2013	736,323	746,417
Pool G01831, 6.000%, 5/1/2035	1,554,134	1,570,032
Pool C63959, 6.500%, 2/1/2032	701,869	722,208
Pool 180250, 7.000%, 7/1/2008	2,505	2,516
Pool 180299, 7.000%, 8/1/2008	48	48
Pool 180931, 7.000%, 11/1/2008	13,425	13,506
Pool E61956, 7.000%, 11/1/2010	2,232	2,265
Pool 170020, 7.500%, 6/1/2008	1,489	1,495
Pool 181063, 7.500%, 12/1/2010	168	169
Pool 287773, 7.500%, 3/1/2017	2,206	2,280
Pool 299147, 7.500%, 8/1/2017	154,397	159,547
Pool C80328, 7.500%, 7/1/2025	170,263	177,925
Pool G01425, 7.500%, 5/1/2032	372,572	386,279
Pool 160026, 8.000%, 9/1/2007	34	34
Pool 180398, 8.000%, 1/1/2010	205	205
Pool 181361, 8.000%, 11/1/2008	10,126	10,156
Pool 555014, 8.000%, 12/1/2010	977	981
Pool 160033, 8.250%, 12/1/2007	208	208
Pool 252892, 8.250%, 5/1/2009	1,118	1,120
Pool 251573, 8.500%, 9/1/2009	1,803	1,810
Pool 300161, 8.500%, 8/1/2017	79,481	82,731
Pool 538733, 9.000%, 9/1/2019	871	924

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,519,012

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.5%
Pool 695818, 5.000%, 4/1/2018	3,418,903	3,381,901
Pool 745355, 5.000%, 3/1/2036	1,927,889	1,864,851
Pool 763794, 5.000%, 4/1/2034	3,805,261	3,686,783
Pool 797663, 5.000%, 9/1/2035	1,904,625	1,842,348
Pool 255933, 5.500%, 10/1/2035	1,735,619	1,717,377
Pool 833143, 5.500%, 9/1/2035	$4,233,803	$4,189,304
Pool 843323, 5.500%, 10/1/2035	885,131	875,828
Pool 848236, 5.500%, 1/1/2036	2,737,426	2,708,654
Pool 852527, 5.500%, 5/1/2036	3,854,519	3,814,006
Pool 868574, 5.500%, 4/1/2036	1,830,607	1,811,367
Pool 190817, 6.000%, 5/1/2009	25,582	25,651
Pool 261790, 6.000%, 1/1/2014	928	938
Pool 323419, 6.000%, 12/1/2028	427,993	435,532
Pool 545051, 6.000%, 9/1/2029	638,735	649,427
Pool 252439, 6.500%, 5/1/2029	203,034	209,720
Pool 431587, 6.500%, 8/1/2028	77,496	80,047
Pool 436746, 6.500%, 8/1/2028	128,526	132,678
Pool 440401, 6.500%, 8/1/2028	595,760	615,749
Pool 485678, 6.500%, 3/1/2029	351,684	363,264
Pool 494375, 6.500%, 4/1/2029	77,617	80,221
Pool 725418, 6.500%, 5/1/2034	993,495	1,021,861
Pool 334593, 7.000%, 5/1/2024	254,656	265,955
Pool 604867, 7.000%, 1/1/2025	230,433	238,413
Pool 625596, 7.000%, 2/1/2032	131,637	136,660
Pool 044046, 7.500%, 2/1/2014	3,621	3,635
Pool 001467, 8.000%, 1/1/2010	2,010	2,016
Pool 007238, 8.000%, 6/1/2008	5,846	5,862
Pool 202957, 8.000%, 8/1/2021	16,033	16,593
Pool 001465, 8.250%, 7/1/2009	3,578	3,593
Pool 021356, 8.500%, 3/1/2012	1,120	1,124
Pool 039862, 9.750%, 9/1/2017	20,215	21,546

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$30,202,904

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.1%
Pool 581522, 6.000%, 5/15/2033	662,460	672,680
Pool 592505, 6.000%, 4/15/2033	554,741	563,068
Pool 346572, 7.000%, 5/15/2023	69,365	72,871
Pool 364004, 7.000%, 10/20/2023	83,086	86,883
Pool 484269, 7.000%, 9/15/2028	185,112	193,382
Pool 015150, 7.500%, 6/20/2007	39	39
Pool 019784, 8.000%, 9/15/2007	8,543	8,560
Pool 190557, 8.000%, 12/15/2016	5,616	5,694
Pool 338217, 8.000%, 10/15/2007	2,427	2,435
Pool 392400, 8.000%, 7/15/2024	3,880	4,104
Pool 402603, 8.000%, 2/15/2010	15,637	15,962
Pool 409703, 8.000%, 12/15/2009	10,612	10,781
Pool 025463, 8.250%, 6/15/2008	2,886	2,896
Pool 407264 8.375%, 4/15/2010	2,929	2,987
Pool 001893, 8.500%, 10/20/2009	20,445	20,806
Pool 064335, 8.500%, 9/15/2008	$6,119	$6,165
Pool 780356, 8.500%, 10/15/2008	85,778	85,937
Pool 780440, 8.500%, 11/15/2017	7,739	8,176
Pool 001061, 9.000%, 4/20/2023	47,019	50,344
Pool 001886, 9.000%, 10/20/2024	8,927	9,552
Pool 023641, 9.000%, 10/15/2008	2,371	2,398
Pool 146927, 9.000%, 9/15/2016	12,243	13,008
Pool 188603, 9.000%, 11/15/2016	12,876	13,681
Pool 208196, 9.000%, 2/15/2017	42,551	45,209

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,897,618

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $46,139,693)		$45,619,534

TAXABLE MUNICIPALS -- 1.1%
Miami, FL, Rent Revenue Series 1998, 8.650%, 7/1/2019 (Lease payments guaranteed by U.S. Government)	165,000	198,312
Tacoma, WA, Lease Revenue Bond, 8.200%, 9/15/2013, (Lease payments guaranteed by U.S. Government)	1,050,000	1,164,387
Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	501,864	501,799

TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $1,933,048)		$1,864,498

U.S. TREASURY -- 19.4%
U.S. TREASURY BONDS -- 4.8%
4.500%, 2/15/2036	1,786,000	1,695,305
4.750%, 2/15/2037	5,000,000	4,950,781
5.375%, 2/15/2031	1,500,000	1,608,281

TOTAL U.S. TREASURY BONDS		$8,254,367

U.S. TREASURY NOTES -- 14.6%
3.500%, 1/15/2011, Treasury Inflation Protected Security	$2,717,972	$2,870,433
3.625%, 5/15/2013	1,100,000	1,049,125
3.875%, 2/15/2013	550,000	532,469
4.000%, 11/15/2012	1,000,000	975,937
4.000%, 2/15/2014	600,000	580,500
4.125%, 5/15/2015	779,000	754,656
4.250%, 11/15/2013	1,200,000	1,180,687
4.250%, 11/15/2014	20,000	19,587
4.500%, 3/31/2012	6,200,000	6,196,125
4.625%, 2/15/2017	1,500,000	1,499,766
4.625%, 2/29/2012	4,000,000	4,019,375
4.750%, 1/31/2012	3,500,000	3,535,000
4.875%, 10/31/2008	2,000,000	2,003,125

TOTAL U.S. TREASURY NOTES		$25,216,785

TOTAL U.S. TREASURY (IDENTIFIED COST $33,256,599)		$33,471,152

REPURCHASE AGREEMENT -- 5.1%
Interest in $8,692,015 repurchase agreement 5.220%, dated 4/30/2007, under which Credit Suisse First Boston LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 11/5/2032 for $8,693,275 on 5/1/2007. The market value of the underlying securities at the end of the period was $8,867,146. (AT COST)	8,692,015	$8,692,015

TOTAL INVESTMENTS -- 99.2% (IDENTIFIED COST $170,257,514)		$170,771,587

OTHER ASSETS AND LIABILITIES -- NET -- 0.8%		$1,350,112

TOTAL NET ASSETS -- 100%		$172,121,699

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Municipal Bond Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General	16.5%
General Obligations	15.3%
Transportation	12.8%
Development	12.1%
Higher Education	12.0%
Special Purpose	6.0%
Medical	5.9%
Power	5.7%
Multifamily Housing	4.9%
Water	4.3%
Single Family Housing	2.2%
Nursing Homes	1.0%
Pollution	1.0%
School District	1.0%
Facilities	0.9%
Other Assets and Liabilities -- Net[2]	(1.6)%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
6MUNICIPAL BONDS -- 92.4%
GUAM -- 0.4%
SINGLE FAMILY HOUSING -- 0.4%
Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031	$375,000	$408,731

NEW YORK -- 89.2%
DEVELOPMENT -- 12.1%
Geneva, NY, IDA, Revenue Bond, (Project A), 5.375%, (Hobart and William Smith) 2/1/2033	1,000,000	1,062,320
Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS), 7/1/2029	1,000,000	1,050,610
New York City, NY, IDA, Revenue Bonds, 5.00% (Queens Baseball Stadium)/(AMBAC INS), 1/1/2025	5,995,000	6,429,218
New York Convention Center Development Corp., 5.00% (AMBAC INS), 11/15/2026	3,000,000	3,189,540
Schenectady, NY IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	164,863
Utica, NY, IDA, Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor), 7/15/2029	$425,000	$448,230
Utica, NY, IDA, Civic Facility, (Series A) Revenue Bonds, 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	150,000	158,187
Utica, NY, IDA, Civic Facility, (Series A) Revenue Bonds, 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	170,000	178,257

TOTAL DEVELOPMENT		$12,681,225

FACILITIES -- 0.9%
Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	915,000	979,123

GENERAL -- 16.5%
Grand Central, NY, District Management Association, Inc., Refunding Bond , 5.00%, 1/1/2021	1,000,000	1,048,730
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bond (Series A), 5.00% (AMBAC INS), 11/15/2022	$2,635,000	$2,824,799
Nassau County, NY, Interim Finance Authority, Revenue Bond (Series H), 5.25% (AMBAC INS)/(MBIA INS), 11/15/2017	3,000,000	3,281,010
New York State Environmental Facilities Corp. State Personal Income Tax, Revenue Bonds (Series A), 5.00%, 12/15/2026	3,085,000	3,315,264
Sales Tax Asset Receivable Corp., NY, (Series A), 5.00% (MBIA INS)/(Original Issue Yield: 4.41%), 10/15/2026	1,425,000	1,512,780
Sales Tax Asset Receivable Corp., NY, Revenue Bond (Series A), 5.00% (MBIA Insurance Corp. INS), 10/15/2025	1,735,000	1,843,021
Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00% (AMBAC INS), 10/15/2029	3,350,000	3,551,938

TOTAL GENERAL		$17,377,542

GENERAL OBLIGATION -- 11.5%
Brookhaven, NY, UT GO Bonds, 4.25% (Open Space Preservation)/(MBIA Insurance Corp. INS), 11/1/2021	3,000,000	3,049,620
Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010	500,000	544,215
New York City, NY, 5.00%, 6/1/2023	2,500,000	2,640,225
New York City, NY, GO UT Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,000,000	1,053,660
New York City, NY, GO UT Bonds (Series A), 5.00%, 8/1/2019	3,000,000	3,186,150
Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	1,580,000	1,623,529

TOTAL GENERAL OBLIGATION		$12,097,399

HIGHER EDUCATION -- 12.0%
New York State Dormitory Authority, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/15/2023	1,170,000	1,249,864
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,230,000	1,293,074
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	456,170
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bond, 5.05% (FHA INS), 8/15/2024	750,000	789,593
New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds (Series 2005D-1), 5.00% (New York State)/(FGIC INS), 2/15/2023	2,000,000	2,119,580
New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013	3,000,000	3,574,500
New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039	1,000,000	1,089,300
New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), 5.375% (MBIA Insurance Corp. INS), 10/1/2015	1,000,000	1,081,640
New York State Dormitory Authority, School Districts Financing Program (Series D), 5.50% (MBIA Insurance Corp. INS), 10/1/2017	$895,000	$974,431

TOTAL HIGHER EDUCATION		$12,628,152

MEDICAL -- 5.9%
Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034	1,000,000	1,025,930
Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%), 11/1/2034	750,000	769,448
Monroe County, NY, IDA, Civic Facilities Revenue Bond, 5.00% (Highland Hospital Rochester Project), 8/1/2025	1,000,000	1,024,040
New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%), 2/15/2026	1,000,000	1,041,340
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	1,000,000	1,032,060
New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	1,030,730
Tompkins, NY Health Care Corp., 10.80% (FHA INS), 2/1/2028	270,000	295,402

TOTAL MEDICAL		$6,218,950

MULTIFAMILY HOUSING -- 4.9%
East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 5.375%), 4/20/2043	1,355,000	1,490,879
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original Issue Yield: 6.803%), 12/1/2014	945,000	1,004,138
New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017	970,000	987,916
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	635,000	640,740
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	95,000	95,893
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	893,478

TOTAL MULTIFAMILY HOUSING		$5,113,044

NURSING HOMES -- 1.0%
Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021	500,000	529,300
New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	$310,000	$317,545
Tompkins County, NY IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017	180,000	181,724

TOTAL NURSING HOMES		$1,028,569

POLLUTION -- 1.0%
New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015	1,040,000	1,052,147

POWER -- 2.0%
Long Island Power Authority, NY, Revenue Bonds (Series A), 5.00% (FGIC INS), 12/1/2025	2,000,000	2,131,420

SCHOOL DISTRICT -- 1.0%
Webster, NY, Central School District, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	1,040,260

SINGLE FAMILY HOUSING -- 1.8%
Albany, NY, Housing Authority, Revenue Bond, 5.20% (Key Bank, N.A. LOC), 12/1/2013	200,000	206,830
Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018	150,000	155,189
Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028	200,000	206,074
New York State Mortgage Agency, (Refunding Revenue Bonds), 5.70% (Original Issue Yield: 5.70%), 4/1/2011	865,000	883,044
New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	425,000	428,863

TOTAL SINGLE FAMILY HOUSING		$1,880,000

SPECIAL PURPOSE -- 3.8%
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	1,015,000	1,046,059
TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027	1,000,000	1,063,740
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016	1,430,000	1,489,159
Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York State), 6/1/2013	400,000	406,256

TOTAL SPECIAL PURPOSE		$4,005,214

TRANSPORTATION -- 12.8%
Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	435,000	439,620
Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	531,285
Metropolitan Transportation Authority, NY, Revenue Bonds (Series B), 5.00%, 11/15/2031	$1,300,000	$1,368,731
New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bond (Series A), 5.125% (FGIC INS), 4/1/2011	655,000	679,032
New York State Thruway Authority, (Series 2000A), 6.25% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(FSA INS), 4/1/2011	1,000,000	1,080,060
New York State Thruway Authority, Refunding Revenue Bond (Series A), 5.00% (FSA INS), 3/15/2021	2,755,000	2,946,721
Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00% (GO of Authority LOC)/(Original Issue Yield: 5.11%), 9/1/2026	2,000,000	2,112,040
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bond, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	4,251,870

TOTAL TRANSPORTATION		$13,409,359

WATER -- 2.0%
New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	1,047,340
New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC INS), 6/15/2035	1,000,000	1,050,350

TOTAL WATER		$2,097,690

TOTAL NEW YORK		$93,740,094

PUERTO RICO -- 0.6%
GENERAL OBLIGATION -- 0.6%
Commonwealth of Puerto Rico, GO UT, 7.00% (MBIA INS), 7/1/2010	550,000	604,032

SOUTH CAROLINA -- 0.5%
SPECIAL PURPOSE -- 0.5%
Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield: 6.48%), 5/15/2030	500,000	582,960

WISCONSIN -- 1.7%
SPECIAL PURPOSE -- 1.7%
Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	1,680,000	1,801,061

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $94,436,368)		$97,136,878

5SHORT-TERM MUNICIPALS -- 9.2%
NEW YORK -- 9.2%
GENERAL OBLIGATION -- 3.2%
New York City, NY, (1994 Series A-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 4.080%, 5/1/2007	$1,400,000	$1,400,000
New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC), 4.070%, 5/1/2007	600,000	600,000
New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Commerzbank AG, Frankfurt LOC)/(Wachovia Bank N.A. SA), 4.080%, 5/1/2007	1,025,000	1,025,000
New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 4.080%, 5/1/2007	300,000	300,000

TOTAL GENERAL OBLIGATION		$3,325,000

POWER -- 3.7%
Long Island Power Authority, NY, (Series 3B) Daily VRDNs (WestLB AG (GTD) LOC), 4.070%, 5/1/2007	$3,850,000	$3,850,000

WATER -- 2.3%
New York City, NY Municipal Water Finance Authority, (Fiscal 1993 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 4.070%, 5/1/2007	1,100,000	1,100,000
New York City, NY Municipal Water Finance Authority, (Fiscal 1994 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 4.070%, 5/1/2007	1,000,000	1,000,000
New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 4.080%, 5/1/2007	350,000	350,000

TOTAL WATER		$2,450,000

TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)		$9,625,000

TOTAL MUNICIPAL INVESTMENTS -- 101.6% (IDENTIFIED COST $104,061,368)		$106,761,878

OTHER ASSETS AND LIABILITIES -- NET -- (1.6)%		$(1,697,043)

TOTAL NET ASSETS -- 100%		$105,064,835

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Municipal Bond Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Higher Education	19.6%
Health Care	18.6%
School District	16.7%
Development	12.1%
Transportation	10.3%
General Obligation	5.8%
General	4.8%
Facilities	3.9%
Education	3.0%
Power	1.9%
Pollution	1.8%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities -- Net[3]	1.1%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
6MUNICIPAL BONDS -- 98.5%
PENNSYLVANIA -- 96.6%
DEVELOPMENT -- 12.1%
Bucks County, PA IDA, Revenue Bonds, 10.00% (ETM), 5/15/2019	$4,775,000	$7,476,409
Pennsylvania State IDA, EDRBs, 5.50% (AMBAC INS), 7/1/2013	500,000	545,735
Philadelphia, PA IDA, (Series B), 5.25% (FSA INS), 10/1/2010	1,000,000	1,048,180
Philadelphia, PA IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030	2,000,000	2,109,180
Philadelphia, PA IDA, Revenue Bonds, 5.25% (Please Touch Museum), 9/1/2026	1,000,000	1,063,660
Philadelphia, PA Redevelopment Authority, Revenue Bonds, 5.00% (FGIC LOC), 4/15/2027	1,500,000	1,584,075
Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.25% (AMBAC INS), 2/1/2017	3,000,000	3,126,420

TOTAL DEVELOPMENT		$16,953,659

EDUCATION -- 3.0%
Berks County, PA Vocational Technical School Authority, Revenue Bond (Series 2005), 5.00% (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS), 6/1/2014	$1,655,000	$1,778,910
Charleroi, PA Area School District, (Series C), 6.00% (FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017	30,000	31,575
Charleroi, PA Area School District, (Series C), 6.00% (United States Government PRF 10/1/2009 @ 100)/(FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017	1,300,000	1,369,927
York County, PA School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021	1,000,000	1,081,090

TOTAL EDUCATION		$4,261,502

FACILITIES -- 3.9%
Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.80%), 9/1/2019	2,410,000	2,868,045
Pittsburgh, PA Public Parking Authority, Revenue Bonds (Series A), 5.00% (FGIC INS), 12/1/2025	2,500,000	2,656,725

TOTAL FACILITIES		$5,524,770

GENERAL -- 4.8%
Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF 8/15/2015 @ 100), 8/15/2025	$3,095,000	$3,414,466
Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF 8/15/2015 @ 100)/(FSA INS), 8/15/2027	3,000,000	3,309,660

TOTAL GENERAL		$6,724,126

GENERAL OBLIGATION -- 5.8%
Adams County, PA, GO UT Refunding Notes, 5.30% (United States Government PRF 5/15/2011 @ 100)/(FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	1,185,000	1,256,230
Allegheny County, PA, GO, (Series C-52), 5.25% (United States Government PRF 5/1/2011 @ 100)/(FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021	1,000,000	1,057,750
Butler County, PA IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	1,089,740
Lancaster County, PA, (Series A), 5.60% (United States Government PRF 5/15/2010 @ 100)/(FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2012	1,000,000	1,053,970
Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2019	1,215,000	1,302,091
Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2018	1,155,000	1,237,790
Philadelphia, PA, GO UT, 5.25% (FSA INS), 9/15/2015	1,000,000	1,054,250

TOTAL GENERAL OBLIGATION		$8,051,821

HEALTH CARE -- 18.6%
Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.20% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 4.25%), 5/1/2011	370,000	370,877
Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.25% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 4.30%), 5/1/2012	290,000	290,971
Allegheny County, PA HDA, (Series A) Revenue Bonds, 4.40% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 4.45%), 2/1/2016	415,000	413,929
Bucks County, PA IDA, Revenue Bonds (Series A), 5.30% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.45%), 1/1/2014	275,000	282,906
Bucks County, PA IDA, Revenue Bonds (Series A), 5.40% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.55%), 1/1/2015	240,000	247,980
Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	1,000,000	1,077,990
Bucks County, PA IDA, Revenue Bonds (Series A), 5.20% (Ann’s Choice, Inc.)/(Original Issue Yield: 5.30%), 1/1/2013	330,000	336,296
Chester County, PA HEFA, Refunding Revenue Bonds, 5.625%, (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	$1,985,000	$2,007,510
Chester County, PA HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	1,693,961
Chester County, PA HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	2,000,000	2,042,720
Delaware County, PA Authority, Dunwoody Village, 6.25% (State and Local Government PRF 4/1/2010 @ 100)/(Original Issue Yield: 6.45%), 4/1/2030	1,200,000	1,278,936
Lancaster County, PA Hospital Authority, (Series B) Revenue Bonds, 5.00% (Lancaster General Hospital), 3/15/2023	1,270,000	1,331,989
Lancaster County, PA Hospital Authority, Revenue Bonds, 5.00% (Masonic Homes), 11/1/2021	1,160,000	1,210,367
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (United States Government PRF 12/1/2009 @ 102)/(Original Issue Yield: 7.40%), 12/1/2019	3,000,000	3,287,790
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	1,275,000	1,296,866
Montgomery County, PA IDA, Revenue Bonds, 5.25% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.48%), 11/15/2028	1,850,000	1,884,484
Montgomery County, PA IDA, Revenue Bond, 6.125% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.25%), 2/1/2028	1,500,000	1,586,475
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A), 5.00%, (Wissahickon Hospice Healthcare) 8/15/2014	2,685,000	2,883,583
Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Simpson House)/(Original Issue Yield: 4.84%), 8/15/2008	520,000	517,618
Scranton-Lackawanna, PA Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	2,042,640

TOTAL HEALTH CARE		$26,085,888

HIGHER EDUCATION -- 19.6%
Bucks County, PA IDA, Revenue Bonds (Series A), 4.875% (School Lane Charter School), 3/15/2027	1,545,000	1,558,179
Chester County, PA HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS), 10/15/2027	2,250,000	2,339,325
Delaware County, PA Authority, Revenue Bonds, 4.50% (Eastern University)/(Radian Asset Assurance LOC)/(Original Issue Yield: 4.57%), 10/1/2027	$3,170,000	$3,126,127
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1), 5.00% (Dickinson College)/(CIFG INS), 5/1/2019	1,420,000	1,525,577
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1), 5.00% (Dickinson College)/(CIFG INS), 5/1/2020	1,490,000	1,597,638
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St. Joseph’s University)/(Radian Asset Assurance INS), 12/15/2015	1,940,000	2,088,526
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.00% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 3.65%), 12/1/2013	1,345,000	1,429,116
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (University of Pennsylvania), 9/1/2015	2,000,000	2,204,240
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Radian Asset Assurance INS)/(Gwynedd-Mercy College), 11/1/2022	2,600,000	2,657,044
Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020	550,000	584,683
Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017	1,335,000	1,445,792
Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Community College of Philadelphia), 5/1/2014	1,280,000	1,375,578
Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Community College of Philadelphia), 5/1/2015	1,350,000	1,450,805
State Public School Building Authority, PA, Revenue Bonds, 5.00% (Montgomery County, PA Community College)/(AMBAC INS), 5/1/2021	1,790,000	1,903,361
Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Swarthmore College)/ (Original Issue Yield: 4.65%), 9/15/2020	1,000,000	1,071,610
Union County, PA Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue Bonds, 5.25% (Bucknell University), 4/1/2020	1,000,000	1,077,010

TOTAL HIGHER EDUCATION		$27,434,611

POLLUTION -- 1.8%
Bucks County, PA IDA, Environmental Improvement Revenue Bonds (Series 1995)/(USX Corp.), 5.40%, 11/1/2017, Mandatory Tender, 11/1/2001 @ 101.5	750,000	795,270
Lancaster County, PA Solid Waste Management, (Series B), 5.375% (State and Local Government PRF 12/15/2008 @ 101)/(AMBAC LOC), 12/15/2015	1,600,000	1,658,304

TOTAL POLLUTION		$2,453,574

SCHOOL DISTRICT -- 16.7%
Belle Vernon, PA, Area School District, GO UT, 6.00% (United States Treasury PRF 4/1/2009 @ 100)/(FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021	$1,210,000	$1,262,090
Cumberland Valley, PA School District, GO UT, 5.00% (Original Issue Yield: 3.69%), 11/15/2016	2,000,000	2,167,260
Eastern York, PA School District, GO UT Bonds (Series A), 5.00% (FSA LOC), 9/1/2024	1,275,000	1,364,735
Haverford Twp, PA School District, GO UT Bonds, 5.50% (FSA LOC), 3/15/2019	1,000,000	1,146,260
Hempfield, PA School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018	2,650,000	2,847,743
Jenkintown, PA School District, GO UT Bonds (Series A), 5.00% (FGIC LOC), 5/15/2028	1,375,000	1,430,825
North Allegheny, PA School District, GO UT, 5.50% (FGIC INS), 11/1/2010	1,765,000	1,870,565
Perkiomen Valley School District, PA, GO UT, 5.00% (State and Local Government PRF 4/1/2013 @ 100)/(FSA INS), 4/1/2028	2,500,000	2,669,225
Pittsburgh, PA School District, GO UT Bonds (Series B), 4.375% (AMBAC LOC)/(Original Issue Yield: 4.49%), 9/1/2026	3,185,000	3,172,483
Tredyffrin-Easttown, PA School District, GO UT Refunding Bonds, 5.00%, 2/15/2015	3,535,000	3,821,795
West Chester, PA Area School District, GO UT Bonds, 5.00% (State and Local Government PRF 4/15/2012 @ 100)/(State Aid Withholding GTD), 4/15/2016	1,515,000	1,604,506

TOTAL SCHOOL DISTRICT		$23,357,487

TRANSPORTATION -- 10.3%
Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% (United States Government PRF 3/1/2009 @ 101) (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024	2,500,000	2,625,075
Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway Imps., 5.25%, 7/1/2018	1,500,000	1,596,465
Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway Imps., 5.25%, (United States Government PRF 7/1/2013 @ 100), 7/1/2018	1,135,000	1,230,215
Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS), 6/1/2013	5,500,000	5,937,855
Scranton, PA Parking Authority, Refunding Revenue Bonds, 5.00% (FGIC INS), 9/15/2033	2,355,000	2,467,357
Southeastern, PA Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013	500,000	518,195

TOTAL TRANSPORTATION		$14,375,162

TOTAL PENNSYLVANIA		$135,222,600

PUERTO RICO -- 1.9%
POWER -- 1.9%
Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022	$2,500,000	$2,667,200

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,009,142)		$137,889,800

Description	Shares	Value
[2,7]MUTUAL FUND -- 0.4%
Pennsylvania Municipal Cash Trust, Institutional Shares, 3.47% (AT NET ASSET VALUE)	496,840	$496,840

TOTAL MUNICIPAL INVESTMENTS -- 98.9% (IDENTIFIED COST $134,505,982)		$138,386,640

OTHER ASSETS AND LIABILITIES -- NET -- 1.1%		$1,563,513

TOTAL NET ASSETS -- 100%		$139,950,153

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Maryland Municipal Bond Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Health Care	34.5%
General Obligation	19.3%
Higher Education	9.9%
Facilities	7.1%
Water	6.2%
Education	4.4%
Transportation	4.2%
General	3.6%
Development	2.7%
Multi-Family Housing	1.7%
Other	1.5%
Housing	1.4%
Pollution	0.9%
Single Family Housing	0.4%
Power	0.1%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities -- Net[3]	2.0%

Total	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
6MUNICIPAL BONDS -- 97.9%
DISTRICT OF COLUMBIA -- 1.1%
TRANSPORTATION -- 1.1%
Washington, DC Metro Area Transit Authority, 6.00%, (FGIC INS) 7/1/2010	$500,000	$535,070
Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS) 1/1/2012	1,000,000	1,057,650

TOTAL TRANSPORTATION		$1,592,720

TOTAL DISTRICT OF COLUMBIA		$1,592,720

MARYLAND -- 90.8%
DEVELOPMENT -- 2.7%
Maryland State Community Development Administration, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.04%), 6/1/2021	275,000	286,808
Maryland State Economic Development Corp., 7.125%, 4/1/2019	$735,000	$779,247
Maryland State Economic Development Corp., 8.25%, 11/1/2026	1,000,000	974,530
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation, 5.375%, 6/1/2019	750,000	809,220
Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	1,045,460

TOTAL DEVELOPMENT		$3,895,265

EDUCATION -- 4.4%
Maryland State Health & Higher Educational Facilities Authority, 6.00%, (Maclean School)/(Original Issue Yield: 6.146%), 7/1/2031	1,500,000	1,551,015
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006), 5.50% (Washington Christian Academy), 7/1/2038	$1,000,000	$1,031,310
Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(Bullis School) (Original Issue Yield: 5.35%), 7/1/2020	1,585,000	1,679,260
Maryland State IDFA, EDRB (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	1,000,000	1,075,870
New Baltimore, MD Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 11/1/2013	1,135,000	1,182,295

TOTAL EDUCATION		$6,519,750

FACILITIES -- 5.2%
Baltimore County, MD Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp. INS), 9/1/2011	2,910,000	3,027,971
Baltimore County, MD Convention Center, Revenue Bonds (Series A), 5.25% (Baltimore Hotel Corp.)/(XLCA Insurance), 9/1/2039	2,500,000	2,705,875
Maryland State Stadium Authority, (Ocean City Convention Center), 5.375% (Original Issue Yield: 5.55%), 12/15/2015	500,000	500,655
Montgomery County, MD Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013	1,330,000	1,417,846

TOTAL FACILITIES		$7,652,347

GENERAL -- 2.5%
Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028	2,200,000	2,348,302
Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017	1,000,000	1,110,610
Montgomery County, MD Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	264,873

TOTAL GENERAL		$3,723,785

GENERAL OBLIGATION -- 19.3%
Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	1,065,900
Anne Arundel County, MD, LT GO, 5.50% (Original Issue Yield: 5.55%), 9/1/2015	500,000	505,640
Baltimore County, MD, Public Improvement GO UT Bonds, 4.20%, 9/1/2023	2,000,000	1,994,040
Baltimore County, MD, GO UT Bonds, 4.25%, 9/1/2026	1,000,000	995,380
Baltimore County, MD, GO UT Special Assessment Bonds (67th Issue), 5.00%, 6/1/2019	335,000	354,051
Baltimore, MD, GO UT (Series C), 5.50% (FGIC INS), 10/15/2015	500,000	563,645
Baltimore, MD, GO UT (Series A), 5.00% (AMBAC INS), 10/15/2016	260,000	283,150
Frederick County, MD, Refunding GO UT Bonds (Series A), 5.25%, 7/1/2013	2,080,000	2,221,606
Frederick County, MD, GO UT Bonds, 5.25%, 11/1/2019	$1,500,000	$1,699,665
Harford County, MD, GO UT, 5.50%, 12/1/2008	1,000,000	1,028,220
Howard County, MD, GO UT, 5.25%, 8/15/2016, PRF 2/15/2012	1,480,000	1,585,509
Howard County, MD, 5.25%, 8/15/2015	1,800,000	1,922,922
Maryland State, 5.50%, 3/1/2013	2,000,000	2,193,360
Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, PRF 1/1/2010	2,000,000	2,118,760
Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds, 5.50% (FSA INS), 10/1/2010, PRF 10/1/2009	2,045,000	2,153,201
Queen Annes County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016	1,000,000	1,086,660
Queen Annes County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%), 11/15/2008, PRF 11/15/2007	1,000,000	1,022,090
St. Mary’s County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	1,060,340
St. Mary’s County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018	2,255,000	2,406,446
Washington Suburban Sanitation District, MD, GO UT, 5.00% (Original Issue Yield: 5.04%), 6/1/2023, PRF 6/1/2009 @ 100	1,000,000	1,028,370
Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018	1,000,000	1,192,990

TOTAL GENERAL OBLIGATION		$28,481,945

HEALTH CARE -- 34.5%
Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS), 1/1/2016	2,000,000	2,062,580
Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	1,004,150
Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL), 12/20/2008	230,000	231,776
Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012	1,175,000	1,213,293
Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original Issue Yield: 4.90%)/(Western MD Health Systems), 11/1/2014, PRF 5/1/2009	1,000,000	1,030,850
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(University of MD Hospital Systems), 7/1/2015	1,740,000	1,857,241
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC INS)/(University of MD Hospital Systems), 7/1/2024	250,000	262,838
Maryland State Health & Higher Educational Facilities Authority, (Suburban Hospital), (Series A), 5.50%, 7/1/2016	500,000	541,940
Maryland State Health & Higher Educational Facilities Authority, 4.80%, (Peninsula United Methodist), 10/1/2028	$1,000,000	$1,000,380
Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Helix Health System)/(Original Issue Yield: 5.27%), 7/1/2027	3,630,000	4,019,608
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	3,000,000	3,070,410
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2013	1,465,000	1,529,987
Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp. INS)/(Howard County General Hospital)/(Original Issue Yield: 5.17%), 7/1/2019	1,500,000	1,534,065
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	2,022,780
Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland Medical System), 7/1/2012	1,000,000	1,037,850
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2026	900,000	927,000
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Medlantic/Helix Parents, Inc.)/(FSA INS), 8/15/2011	2,000,000	2,071,880
Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	760,000	777,974
Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	2,094,600
Maryland State Health & Higher Educational Facilities Authority, 5.80% (Hebrew Home of Greater Washington)/(Original Issue Yield: 5.93%), 1/1/2032	2,135,000	2,265,150
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	2,427,075
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health Initiatives), 12/1/2013	1,370,000	1,457,214
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), 5.00%, (Lifebgridge Health) 7/1/2012	1,000,000	1,050,760
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00% (MedStar Health)/(Original Issue Yield: 4.05%), 8/15/2011	1,000,000	1,039,820
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	1,500,000	1,546,935
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	500,000	515,180
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%), 1/1/2018	$2,000,000	$1,981,920
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (Doctors Community Hospital), 7/1/2020	1,000,000	1,041,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (Doctors Community Hospital), 7/1/2027	1,750,000	1,806,963
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Regional Medical Center), 7/1/2017	1,745,000	1,848,182
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula Regional Medical Center), 7/1/2036	250,000	257,585
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, (Peninsula Regional Medical Center), 7/1/2026	1,000,000	1,038,690
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.125% (Johns Hopkins Hospital)/(Original Issue Yield: 5.17%), 11/15/2034	500,000	526,150
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (Frederick Memorial Hospital)/(FGIC LOC)/(Original Issue Yield: 5.40%), 7/1/2013	500,000	527,995
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (MedStar Health, Inc.)/(Original Issue Yield: 4.60%), 5/15/2046	1,000,000	1,045,960
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (Kennedy Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%), 7/1/2033	500,000	523,215
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.70% (Good Samaritan Hospital of Maryland) (Escrowed to Maturity)/(Original Issue Yield: 5.80%), 7/1/2009	500,000	515,000
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, Sheppard Pratt (Series A), 5.25%, 7/1/2035	500,000	517,930
Montgomery County, MD EDA, (Trinity Health Care Group), 5.125% (Original Issue Yield: 5.20%), 12/1/2022	600,000	623,544

TOTAL HEALTH CARE		$50,848,100

HIGHER EDUCATION -- 9.9%
Frederick County, MD, Revenue Bonds, 5.75% (Mount St. Mary University)/(Original Issue Yield: 5.88%), 9/1/2025, PRF 3/1/2010 @ 101	1,000,000	1,041,950
Maryland State Economic Development Corp., 5.60%, (Collegiate Housing) 6/1/2010	990,000	1,010,800
Maryland State Economic Development Corp., 6.00% (Collegiate Housing)/(Original Issue Yield: 6.054%), 6/1/2019	1,000,000	1,041,720
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A), 6.00% (Original Issue Yield: 6.09%), 7/1/2022	$500,000	$526,850
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A), 5.75% (Original Issue Yield: 5.88%), 10/1/2033	350,000	351,376
Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	2,070,420
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	2,073,380
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 6.00% (Johns Hopkins University)/(United States Treasury PRF 7/1/2009 @ 101)/(Original Issue Yield: 6.18%), 7/1/2039	1,000,000	1,058,960
St. Mary’s College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50% (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030	2,250,000	2,261,543
St. Mary’s College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 9/1/2027, PRF 9/1/2007	1,000,000	1,014,930
University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%, 4/1/2009	1,000,000	1,025,060
University of Maryland, Revenue Bonds, 5.25%, 10/1/2011	1,000,000	1,042,290

TOTAL HIGHER EDUCATION		$14,519,279

MULTIFAMILY HOUSING -- 1.7%
Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project), 4.90% (Avalon Properties, Inc.), 7/1/2024, Mandatory Tender, 7/14/2014	500,000	506,330
Maryland State Community Development Administration, 5.20%, 12/1/2029	2,000,000	2,047,700

TOTAL MULTIFAMILY HOUSING		$2,554,030

POLLUTION -- 0.9%
Prince Georges County, MD Potomac Electric Project, 5.75% (Original Issue Yield: 5.851%), 3/15/2010	1,250,000	1,319,050

SINGLE FAMILY HOUSING -- 0.4%
Maryland State Community Development Administration, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.999%), 4/1/2017	500,000	512,580
Prince Georges County, MD Housing Authority SFM, (Series A), 5.55%, 12/1/2033	$20,000	$20,633

TOTAL SINGLE FAMILY HOUSING		$533,213

TRANSPORTATION -- 3.1%
Baltimore County, MD Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 12/1/2010	400,000	414,432
Baltimore County, MD Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011	1,000,000	1,024,030
Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016	1,000,000	1,126,550
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.95%), 5/1/2015	1,375,000	1,480,696
Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport), 5.25% (AMBAC INS), 3/1/2012	500,000	530,890

TOTAL TRANSPORTATION		$4,576,598

WATER -- 6.2%
Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (FSA INS)/(Original Issue Yield: 5.80%), 7/1/2030, PRF 7/1/2010	3,000,000	3,188,160
Baltimore, MD Wastewater, Revenue Bond (Series A), 5.125% (FGIC INS)/(Original Issue Yield: 5.36%), 7/1/2042	500,000	524,105
Baltimore, MD Wastewater, Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2015	1,000,000	1,109,890
Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015	775,000	850,632
Baltimore, MD, Waste Water Project Revenue Bonds (Series A), 5.00%, 7/1/2033	2,000,000	2,096,020
Baltimore, MD, Wastewater Project Revenue Bonds (Series B), 5.00%, 7/1/2022	1,290,000	1,381,216

TOTAL WATER		$9,150,023

TOTAL MARYLAND		$133,773,385

PUERTO RICO -- 4.5%
FACILITIES -- 1.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, 5.50% (FGIC LOC), 7/1/2020	2,400,000	2,764,296

GENERAL -- 1.1%
Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	1,703,025

HOUSING -- 1.4%
Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018	2,000,000	2,111,880

POWER -- 0.1%
Puerto Rico Electric Power Authority, (Capital Appreciation) (Series O) (Original Issue Yield: 7.05%), 7/1/2017	$150,000	$97,076

TOTAL PUERTO RICO		$6,676,277

WISCONSIN -- 1.5%
SPECIAL PURPOSE -- 1.5%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	2,000,000	2,250,660

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,937,219)		$144,293,042

Description	Shares	Value
[2,7]MUTUAL FUND -- 0.1%
Maryland Municipal Cash Trust, 3.18% (AT NET ASSET VALUE)	68,436	$68,436

TOTAL INVESTMENTS -- 98.0% (IDENTIFIED COST $140,005,655)		$144,361,478

OTHER ASSETS AND LIABILITIES -- NET -- 2.0%		$3,027,699

TOTAL NET ASSETS -- 100%		$147,389,177

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Virginia Municipal Bond Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Utilities	15.0%
General Obligation	14.5%
Medical	12.0%
Water	10.7%
Development	9.7%
Facilities	8.4%
Multifamily Housing	7.4%
Transportation	5.7%
Higher Education	5.3%
Airport	3.4%
General	1.4%
Pollution	1.2%
Cash Equivalents[2]	4.0%
Other Assets and Liabilities -- Net[3]	1.3%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Cash Equivalents include investments in money market funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
6MUNICIPAL BONDS -- 94.7%
DISTRICT OF COLUMBIA -- 3.4%
AIRPORT -- 3.4%
Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS), 10/1/2018	$245,000	$260,156
Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS), 10/1/2019	335,000	355,056

TOTAL AIRPORT		$615,212

TOTAL DISTRICT OF COLUMBIA		$615,212

PUERTO RICO -- 8.6%
FACILITIES -- 4.5%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, 5.500% (FGIC LOC), 7/1/2020	705,000	812,012

GENERAL -- 1.4%
Puerto Rico Public Finance Corp., Revenue Bonds (Series A), 5.000% (United States Treasury and United States Government PRF 8/1/2011 @ 100)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.150%), 8/1/2031	$250,000	$262,415

GENERAL OBLIGATION -- 1.2%
Commonwealth of Puerto Rico, GO UT (Series A), 5.000% (Original Issue Yield: 5.020%), 7/1/2033	215,000	222,301

TRANSPORTATION -- 1.5%
Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series W), 5.500% (Original Issue Yield: 5.620%), 7/1/2013	250,000	267,138

TOTAL PUERTO RICO		$1,563,866

VIRGINIA -- 82.7%
DEVELOPMENT -- 9.7%
Alexandria, VA, IDA, Revenue Bond, 5.000% (Episcopal High School), 1/1/2029	$250,000	$261,732
Chesterfield County, VA, IDA, Revenue Bond, 4.750% (Original Issue Yield: 4.900%), 11/1/2016	50,000	51,579
Frederick County, VA, IDA, Revenue Bond, 5.000% (AMBAC INS), 12/1/2014	705,000	758,213
Montgomery County, VA, IDA, Revenue Bond (Series C), 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.300%), 1/15/2019	500,000	520,590
Virginia Beach, VA, Development Authority, Social Services Facility, 5.000% (AMBAC INS)/(Original Issue Yield: 5.050%), 12/1/2017	100,000	103,869
Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), 4.250% (Original Issue Yield: 4.320%), 8/1/2013	50,000	51,192

TOTAL DEVELOPMENT		$1,747,175

FACILITIES -- 3.9%
Albemarle County, VA, IDA, Revenue Bonds, 4.625% (Westminster-Canterbury of Richmond)/(Original Issue Yield: 4.750%), 1/1/2019	200,000	197,416
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury), 5.375% (Original Issue Yield: 5.420%), 11/1/2032	500,000	517,055

TOTAL FACILITIES		$714,471

GENERAL OBLIGATION -- 13.3%
Alexandria, VA, Public Improvements, GO UT Bond, 5.750% (United States Treasury PRF 6/15/2010 @ 101), 6/15/2014	500,000	535,415
Arlington County, VA, Public Improvement, GO UT Bond, 5.250% (United States Treasury PRF 2/1/2012 @ 100), 2/1/2015	350,000	374,132
Loudoun County, VA, GO UT Bond (Series B), 5.250%, 12/1/2014	500,000	552,125
Roanoke, VA, GO UT (Series B), 5.000% (FGIC INS), 10/1/2011	300,000	313,293
Virginia Beach, VA, Public Improvement (Series B), 5.000%, 5/1/2020	250,000	272,893
Winchester, VA, Public Improvements, 5.625% (State and Local Government PRF 6/1/2010 @ 101) (State Aid Withholding INS)/(Original Issue Yield: 5.670%), 6/1/2018	350,000	373,702

TOTAL GENERAL OBLIGATION		$2,421,560

HIGHER EDUCATION -- 5.3%
Fredericksburg VA, IDA, Revenue Bond, 5.350% (Mary Washington College)/(Original Issue Yield: 5.480%), 4/1/2029	250,000	262,322
Henrico County, VA, IDA, Revenue Bond, 5.100% (The Collegiate School)/(Original Issue Yield: 5.150%), 10/15/2029	120,000	123,296
Virginia College Building Authority, Refunding Revenue Bonds, 5.250% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.050%), 1/1/2031	$500,000	$577,825

TOTAL HIGHER EDUCATION		$963,443

MEDICAL -- 12.0%
Albemarle County, VA, IDA, Martha Jefferson Hospital Revenue Bonds, 5.250% (Obligated Group), 10/1/2015	650,000	691,879
Fairfax County, VA, IDA, Revenue Bond, 5.000% (Inova Health System)/(Original Issue Yield: 5.350%), 8/15/2023	250,000	269,570
Fairfax County, VA, IDA, Revenue Bonds, 5.000% (Inova Health System)/(FSA INS)/(Original Issue Yield: 5.300%), 8/15/2013	100,000	106,337
Fairfax County, VA, IDA, Revenue Refunding Bonds, 5.250% (Inova Health System)/ (Original Issue Yield: 5.350%), 8/15/2019	720,000	790,870
Henrico County, VA, EDA, Bon Secours Health System, Inc Revenue Bond (Series A), 5.600% (Obligated Group)/(Original Issue Yield: 5.700%), 11/15/2030	250,000	264,480
Virginia Beach, VA, Development Authority, 5.125% (Virginia Beach, VA General Hospital)/(AMBAC INS)/(Original Issue Yield: 5.400%), 2/15/2018	50,000	54,682

TOTAL MEDICAL		$2,177,818

MULTIFAMILY HOUSING -- 7.4%
Arlington County, VA, IDA, Colonial Village Revenue Bond, 5.150% (AHC LP-2), 11/1/2031, Mandatory Tender, 11/1/2019	500,000	517,150
Virginia State Housing Development Authority Multi-Family, (Series G), 5.000%, 11/1/2013	300,000	305,922
Virginia State Housing Development Authority, Rental Housing (Series N), 5.125% (GO of Authority INS), 1/1/2015	500,000	517,850

TOTAL MULTIFAMILY HOUSING		$1,340,922

POLLUTION -- 1.2%
Chesterfield County, VA, IDA, Revenue Bond, 5.875% (Virginia Electric & Power Co.), 6/1/2017	200,000	214,418
TRANSPORTATION -- 4.2%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, 5.250% (FGIC LOC)/(Original Issue Yield: 5.020%), 7/15/2017	200,000	218,214
Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000%, 9/28/2015	500,000	543,585

TOTAL TRANSPORTATION		$761,799

UTILITIES -- 15.0%
Prince William County, VA, Service Authority Water & Sewer System, Revenue Bonds, 5.500% (United States Government PRF 7/1/2009 @ 101)/(FGIC INS)/(Original Issue Yield: 5.650%), 7/1/2019	$500,000	$523,880
Richmond, VA, Public Utility, Revenue Bonds (Series A), 5.250% (Original Issue Yield: 5.270%), 1/15/2018	1,000,000	1,021,110
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.000% (AMBAC LOC)/(Original Issue Yield: 5.070%), 7/1/2015	500,000	536,040
Upper Occoquan Sewage Authority, VA, Revenue Bonds (Series A), 5.150% (MBIA Insurance Corp. INS), 7/1/2020	575,000	641,838

TOTAL UTILITIES		$2,722,868

WATER -- 10.7%
Fairfax County, VA, Water Authority, Revenue Bond, 5.800% (Escrowed in U.S. Treasuries COL)/(Original Issue Yield: 5.850%), 1/1/2016	750,000	808,965
Fairfax County, VA, Water Authority, Revenue Refunding Bonds, 5.000% (Original Issue Yield: 5.220%), 4/1/2021	100,000	111,100
Norfolk, VA, Water Revenue, Revenue Bonds, 5.750% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.950%), 11/1/2012	500,000	504,990
Norfolk, VA, Water Revenue, Revenue Bonds, 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.100%), 11/1/2015	500,000	505,225

TOTAL WATER		$1,930,280

TOTAL VIRGINIA		$14,994,754

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $16,627,100)		$17,173,832

Description	Shares	Value
[2,7]MUTUAL FUND -- 4.0%
Virginia Municipal Cash Trust, Institutional Shares, 3.38% (AT NET ASSET VALUE)	717,363	$717,363

TOTAL INVESTMENTS -- 98.7% (IDENTIFIED COST $17,344,463)		$17,891,195

OTHER ASSETS AND LIABILITIES -- NET -- 1.3%		$237,484

TOTAL NET ASSETS -- 100%		$18,128,679

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Intermediate-Term Bond Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Mortgage Backed Securities	30.6%
U.S. Treasury	21.6%
Corporate Bonds	18.9%
Government Agencies	16.8%
Collateralized Mortgage Obligations	10.9%
Cash Equivalents[1]	1.1%
Other Assets and Liabilities -- Net[2]	0.1%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreement.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.9%
COMMERCIAL MORTGAGE BACKED SERCURITY -- 0.5%
American Tower Trust, (Series 2007-1A), Class AFX, 5.420%, 4/15/2037	$1,000,000	$1,004,490

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.0%
(Series 2672), Class WA, 4.00%, 9/15/2010	976,103	958,416
(Series 2764), Class PH, 4.00%, 9/15/2019	228,405	227,827
(Series 2628C), Class QH, 4.00%, 12/15/2021	548,023	544,110
(Series R001), Class AE, 4.375%, 4/15/2015	4,545,685	4,455,968
(Series 2872C), Class GB, 5.00%, 5/15/2028	7,000,000	6,947,917
(Series 1920), Class H, 7.00%, 1/15/2012	687,618	703,122

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,837,360

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.5%
(Series 1993-160), Class AJ, 6.50%, 4/25/2023	878,575	884,246

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.3%
(Series 0421A), Class PJ, 3.50%, 6/20/2025	636,542	630,993

INDYMAC INDA MORTGAGE LOAN TRUST -- 1.2%
(Series 2005-AR1), Class 2A1, 5.092%, 11/25/2035	2,461,823	2,441,766

WHOLE LOAN -- 1.4%
Structured Adjustable Rate Mortgage Loan (Series 2005-001, 6A1), 6.00%, 2/25/2035	$2,651,609	$2,654,311

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,825,551)		$21,453,166

CORPORATE BONDS -- 18.9%
AEROSPACE & DEFENSE -- 0.5%
United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015	960,000	933,701

AUTOMOBILES -- 0.3%
DaimlerChrysler North America Holding Corp., Note, Series MTN, 5.75%, 9/8/2011	500,000	508,376

BANKS -- 1.7%
BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027	1,000,000	1,002,890
Key Bank, N.A., 5.450%, 3/3/ 2016	1,000,000	992,896
PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,353,571

TOTAL BANKS		$3,349,357

CAPITAL MARKETS -- 1.2%
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	995,584
Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017	$250,000	$252,354
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	1,000,000	1,033,674

TOTAL CAPITAL MARKETS		$2,281,612

CONSUMER FINANCE -- 1.9%
Capital One Bank, Note, 5.00%, 6/15/2009	2,000,000	1,991,415
General Motors Acceptance Corp., 6.75%, 12/1/2014	1,000,000	989,367
Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	500,000	502,580
Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015	250,000	254,260

TOTAL CONSUMER FINANCE		$3,737,622

DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	800,000	862,003
CIT Group, Inc., Sr. Note, 5.65%, 2/13/2017	1,000,000	988,761
Citigroup, Inc., Sub. Note, 5.50%, 2/15/2017	500,000	504,404
Textron Financial Corp., Note, 5.125%, 2/3/2011	1,000,000	997,954

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,353,122

ELECTRIC UTILITIES -- 3.0%
Carolina Power & Light Co., 1st Mtg. Note, 5.125%, 9/15/2013	2,000,000	1,986,385
Columbus Southern Power, Note, 6.51%, 2/1/2008	1,250,000	1,259,230
PPL Energy Supply LLC, Note, 6.20%, 5/15/2016	500,000	515,314
PPL Energy Supply LLC, Note, Series A, 6.40%, 11/1/2011	1,000,000	1,037,830
Progress Energy, Inc., 6.85%, 4/15/2012	1,000,000	1,071,507

TOTAL ELECTRIC UTILITIES		$5,870,266

ENERGY EQUIPMENT & SERVICES -- 0.5%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	1,000,000	1,007,440

FOOD PRODUCTS -- 0.8%
Kraft Foods, Inc., 5.625%, 11/1/2011	1,500,000	1,519,147

IT SERVICES -- 0.6%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,212,500

MEDIA -- 2.4%
Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	1,250,000	1,653,849
Comcast Corp., 6.45%, 3/15/2037	1,000,000	1,017,111
[3,4] Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	$1,000,000	$1,074,794
[3,4] Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,000,000	1,011,170

TOTAL MEDIA		$4,756,924

MULTI-UTILITIES -- 0.7%
CenterPoint Energy, Inc., Sr. Note, Series B, 7.25%, 9/1/2010	500,000	529,475
Dominion Resources, Inc., Unsecd. Note, Series A, 5.60%, 11/15/2016	500,000	502,519
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	400,000	392,360

TOTAL MULTI-UTILITIES		$1,424,354

OIL, GAS & CONSUMABLE FUELS -- 0.9%
Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	250,000	252,654
Apache Corp., Sr. Unsecd. Note, 5.25%, 4/15/2013	500,000	501,926
Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024	1,000,000	1,073,560

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,828,140

OIL EXPLORATION & PRODUCTION -- 0.4%
Pemex Project Funding Master, Company Guarantee, Series WI, 8.85%, 9/15/2007	750,000	760,500

PHARMACEUTICALS -- 0.3%
Abbott Laboratories, Note, 5.875%, 5/15/2016	500,000	518,941

REAL ESTATE -- 0.8%
iStar Financial, Inc., 6.00%, 12/15/2010	1,135,000	1,159,085
Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011	500,000	504,256

TOTAL REAL ESTATE		$1,663,341

ROAD & RAIL -- 0.2%
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	488,091

UTILITIES -- 0.5%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,023,629

WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	1,000,000	1,041,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $37,244,857)		$37,278,313

GOVERNMENT AGENCIES -- 16.8%
FEDERAL HOME LOAN BANK SYSTEM -- 6.6%
Bond, 4.625%, 2/18/2011	$6,000,000	$5,975,167
Bond, 5.00%, 12/11/2009	7,000,000	7,029,841

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$13,005,008

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.2%
Note, 3.25%, 3/14/2008	1,500,000	1,476,406
Note, 5.75%, 3/15/2009	7,000,000	7,112,313
Note, (Series MTN), 2.85%, 6/3/2008	1,500,000	1,465,899
Note, 5.125%, 7/15/2012	4,000,000	4,058,686

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$14,113,304

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.0%
Note, 5.00%, 3/15/2016	6,000,000	6,032,561

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $32,937,257)		$33,150,873

MORTGAGE BACKED SECURITIES -- 30.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.8%
Pool G11311, 5.00%, 10/1/2017	953,478	944,350
Pool E92817, 5.00%, 12/1/2017	1,119,990	1,108,218
Pool G02296, 5.00%, 6/1/2036	1,973,472	1,909,786
Pool E76204, 5.50%, 4/1/2014	4,995	5,024
Pool E83022, 6.00%, 4/1/2016	189,815	193,544
Pool A18401, 6.00%, 2/1/2034	290,645	293,618
Pool G01831, 6.00%, 5/1/2035	1,989,292	2,009,640
Pool G10399, 6.50%, 7/1/2009	90,684	91,203
Pool C90504, 6.50%, 12/1/2021	315,509	324,411
Pool C90293, 7.50%, 9/1/2019	662,607	694,026

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$7,573,820

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 26.1%
Pool 254227, 5.00%, 2/1/2009	283,005	281,075
Pool 838741, 5.00%, 9/1/2020	4,752,902	4,692,550
Pool 839291, 5.00%, 9/1/2020	166,673	164,557
Pool 839271, 5.00%, 9/1/2035	4,122,062	3,987,280
Pool 844048, 5.00%, 11/1/2035	5,741,230	5,553,504
Pool 254400, 5.50%, 7/1/2009	246,050	244,770
Pool 255933, 5.50%, 10/1/2035	12,149,334	12,021,640
Pool 619054, 5.50%, 2/1/2017	$672,118	$675,766
Pool 832365, 5.50%, 8/1/2020	4,780,618	4,793,117
Pool 745418, 5.50%, 4/1/2036	4,537,774	4,490,080
Pool 868574, 5.50%, 4/1/2036	918,204	908,554
Pool 256674, 6.00%, 3/1/2037	5,970,309	6,015,770
Pool 303831, 6.00%, 4/1/2011	133,301	133,837
Pool 897174, 6.00%, 10/1/2036	2,431,086	2,450,358
Pool 196701, 6.50%, 5/1/2008	29,963	30,115
Pool 50905, 6.50%, 10/1/2008	57,984	58,340
Pool 424286, 6.50%, 6/1/2013	51,044	52,158
Pool 561915, 6.50%, 11/1/2030	32,366	33,391
Pool 725418, 6.50%, 5/1/2034	3,973,979	4,087,444
Pool 313224, 7.00%, 12/1/2011	135,494	137,648
Pool 254240, 7.00%, 3/1/2032	383,987	398,638
Pool 526062, 7.50%, 12/1/2029	94,957	98,748

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$51,309,340

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
Pool 780825, 6.50%, 7/15/2028	474,473	489,270
Pool 2701, 6.50%, 1/20/2029	408,527	420,246
Pool 2616, 7.00%, 7/20/2028	225,657	235,175
Pool 426727, 7.00%, 2/15/2029	37,000	38,610
Pool 781231, 7.00%, 12/15/2030	199,365	207,804

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,391,105

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $60,721,395)		$60,274,265

U.S. TREASURY -- 21.6%
U.S. TREASURY BOND -- 0.7%
10.625%, 8/15/2015	1,000,000	1,410,781

U.S. TREASURY NOTES -- 20.9%
3.875%, 5/15/2009	8,000,000	7,887,500
4.125%, 5/15/2015	975,000	944,531
4.25%, 11/15/2014	125,000	122,422
4.25%, 8/15/2015	1,440,000	1,405,093
4.50%, 3/31/2012	9,100,000	9,094,313
4.50%, 11/15/2015	10,000	9,927
4.625%, 2/29/2012	3,000,000	3,014,531
4.625%, 11/15/2016	500,000	500,000
4.625%, 2/15/2017	15,855,000	15,852,522
4.75%, 5/15/2014	1,130,000	1,142,713

Description	Principal Amount or Shares	Value
U.S. Treasury Inflation Protected Note, 1.625% 1/15/2015	$532,780	$512,301
U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012	656,334	688,740

TOTAL U.S. TREASURY NOTES		$41,174,593

TOTAL U.S. TREASURY (IDENTIFIED COST $42,531,707)		$42,585,374

2MUTUAL FUND -- 0.0%
SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	56	$56

Description	Principal Amount	Value
REPURCHASE AGREEMENT -- 1.1%
Interest in $2,120,425 repurchase agreement 5.220%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase a U.S. Treasury security with a maturity of 11/5/2032 for $2,120,732 on 5/1/2007. The market value of the underlying security at the end of the period was $2,163,679. (AT COST)	$2,120,425	$2,120,425

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $197,381,248)		$196,862,472

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$250,869

TOTAL NET ASSETS -- 100%		$197,113,341

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Income Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Corporate Bonds	49.6%
Mortgage Backed Securities	24.7%
Collateralized Mortgage Obligations	12.7%
Commercial Paper	4.8%
U.S. Treasury	4.4%
Asset-Backed Securities	1.5%
Corporate Note	0.9%
Government Agencies	0.2%
Cash Equivalents[1]	1.2%
Other Assets and Liabilities -- Net[2]	(0.0)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
ASSET-BACKED SECURITIES -- 1.5%
L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,727,746)	$1,727,746	$1,860,176

COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.7%
COMMERCIAL MORTGAGE BACKED SECURITY -- 0.8%
American Tower Trust (Series 2007-1A), Class AFX, 5.420%, 4/15/2037	1,000,000	1,004,490

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.3%
(Series 2631), Class LA, 4.00%, 6/15/2011	84,921	84,662
(Series 2707), Class PW, 4.00%, 7/15/2014	738,185	732,048
(Series 1920), Class H, 7.00%, 1/15/2012	687,618	703,122
(Series 2292), Class QT, 6.50%, 5/15/2030	38,591	38,584

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,558,416

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.8%
(Series 2005-30), Class BU, 5.00%, 3/25/2024	5,935,000	5,913,153
(Series 1998-23), Class C, 9.75%, 9/25/2018	20,621	22,200

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,935,353

Description	Principal Amount	Value
INDYMAC INDA MORTGAGE LOAN TRUST -- 2.0%
(Series 2005-AR1), Class 2A1, 5.092%, 11/25/2035	$2,461,823	$2,441,766

WHOLE LOAN -- 3.8%
Bank of America Mortgage Securities 2004-A, Class 2A1, 3.555%, 2/25/2034	1,503,024	1,488,295
Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018	1,176,756	1,156,072
Structured Asset Securities Corp. (Series 2005-001, 6A1), 6.00%, 2/25/2035	1,988,707	1,990,734

TOTAL WHOLE LOAN		$4,635,101

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,859,048)		$15,575,126

1COMMERCIAL PAPER -- 4.8%
BANKING -- 1.6%
Societe Generale North America, Inc. CP, 5.320%, 5/1/2007	2,000,000	2,000,000

FOOD PRODUCTS -- 0.8%
Kraft Foods, Inc. CP, 5.330%, 5/1/2007	1,000,000	1,000,000

INDUSTRIAL CONGLOMERATES -- 0.8%
Textron Financial Corp. CP, 5.350%, 5/1/2007	1,000,000	1,000,000

Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS -- 1.6%
[3,4] ConocoPhillips CP4-2, 5.300%, 5/1/2007	$2,000,000	$2,000,000

TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)		$6,000,000

CORPORATE BONDS -- 49.6%
AUTOMOBILES -- 0.4%
DaimlerChrysler North America Holding Corp., Note, (Series MTN), 5.75%, 9/8/2011	500,000	508,376

BANKS -- 7.1%
[3,4] Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,564,127
BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027	900,000	902,601
Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035	1,000,000	940,069
Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026	2,500,000	2,606,023
SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028	1,000,000	1,041,842
Suntrust Capital I, Company Guarantee, (Series A), 6.03%, 5/15/2027	1,700,000	1,683,333

TOTAL BANKS		$8,737,995

CABLE TV -- 1.3%
Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	1,250,000	1,653,849

CAPITAL MARKETS -- 3.1%
Bear Stearns Cos., Inc., 5.55%, 1/22/2017	500,000	498,057
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	995,584
Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017	250,000	252,354
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	1,000,000	1,033,674
Morgan Stanley, Sr. Unsecd. Note, (Series F), 5.75%, 10/18/2016	1,000,000	1,016,668

TOTAL CAPITAL MARKETS		$3,796,337

COMMERCIAL BANKS -- 0.4%
Bank of America Corp., Sub. Note, 7.125%, 10/15/2011	200,000	215,501
First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008	250,000	251,874

TOTAL COMMERCIAL BANKS		$467,375

CONSUMER FINANCE -- 3.9%
Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	200,000	197,180
General Motors Acceptance Corp., Unsecd. Note, 6.00%, 12/15/2011	1,000,000	977,616
MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026	1,000,000	1,044,588
Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013	500,000	498,219
Description	Principal Amount	Value
Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	$500,000	$502,580
Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015	1,000,000	1,017,041
Student Loan Marketing Association, 4.50%, 7/26/2010	500,000	478,108

TOTAL CONSUMER FINANCE		$4,715,332

DIVERSIFIED FINANCIAL SERVICES -- 5.6%
CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014	450,000	433,152
CIT Group, Inc., Sr. Note, 5.65%, 2/13/2017	1,000,000	988,760
Citigroup, Inc., Sub. Note, 5.50%, 2/15/2017	500,000	504,404
Citigroup, Inc., Sub. Note, 6.125%, 8/25/2036	1,000,000	1,033,580
International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013	1,150,000	1,182,451
J.P. Morgan Chase & Co., Unsecd. Note, 6.30%, 9/30/2034	1,750,000	1,767,683
Textron Financial Corp., Note, 5.125%, 2/3/2011	1,000,000	997,954

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,907,984

ELECTRIC UTILITIES -- 4.7%
American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010	250,000	252,244
[3,4] Baltimore Gas & Electric Co., Sr. Unsecd. Note, 6.35%, 10/1/2036	1,000,000	1,033,642
PPL Energy Supply LLC, Note, 6.20%, 5/15/2016	500,000	515,314
PPL Energy Supply LLC, Note, (Series A), 6.40%, 11/1/2011	1,000,000	1,037,830
Progress Energy, Inc., 6.85%, 4/15/2012	1,000,000	1,071,507
Progress Energy, Inc., 7.75%, 3/1/2031	1,500,000	1,824,545

TOTAL ELECTRIC UTILITIES		$5,735,082

ENERGY EQUIPMENT & SERVICES -- 1.6%
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,014,880

FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	987,371
Kraft Foods, Inc., 5.625%, 11/1/2011	1,100,000	1,114,041

TOTAL FOOD PRODUCTS		$2,101,412

IT SERVICES -- 1.0%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,212,500

INSURANCE -- 1.7%
American International Group, Inc., 5.05%, 10/1/2015	1,000,000	983,753
[3,4] Asif Global Financing, (Series 144A), 4.90%, 1/17/2013	1,175,000	1,161,553

TOTAL INSURANCE		$2,145,306

Description	Principal Amount	Value
MEDIA -- 2.7%
Comcast Corp., 6.45%, 3/15/2037	$1,000,000	$1,017,111
Comcast Corp., Note, 6.20%, 11/15/2008	200,000	202,981
[3,4] Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,000,000	1,074,794
[3,4] Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,000,000	1,011,170

TOTAL MEDIA		$3,306,056

MULTI-UTILITIES -- 2.5%
CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,335,192
Dominion Resources, Inc., Unsecd. Note, (Series A), 5.60%, 11/15/2016	500,000	502,519
Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,275,170

TOTAL MULTI-UTILITIES		$3,112,881

OIL, GAS & CONSUMABLE FUELS -- 5.3%
Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	250,000	252,654
Apache Corp., Sr. Unsecd. Note, 5.25%, 4/15/2013	500,000	501,926
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,228,500
Devon Financing Corp., 7.875%, 9/30/2031	1,000,000	1,214,106
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,267,442
Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024	1,000,000	1,073,560
Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,000,000	985,919

TOTAL OIL, GAS & CONSUMABLE FUELS		$6,524,107

PHARMACEUTICALS -- 0.4%
Abbott Laboratories, Note, 5.875%, 5/15/2016	500,000	518,941

REAL ESTATE INVESTMENT TRUSTS -- 2.7%
Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	650,000	633,548
Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011	500,000	504,256
iStar Financial, Inc., 5.875%, 3/15/2016	1,000,000	991,987
iStar Financial, Inc., 6.00%, 12/15/2010	1,135,000	1,159,085

TOTAL REAL ESTATE INVESTMENTS TRUSTS		$3,288,876

ROAD & RAIL -- 1.2%
Burlington Northern Santa Fe Corp., Deb., 6.200%, 8/15/2036	1,000,000	1,007,823
Union Pacific Corp., Note, 3.875%, 2/15/2009	500,000	488,091

TOTAL ROAD & RAIL		$1,495,914

Description	Principal Amount	Value
TELECOMMUNICATION SERVICES -- 0.2%
BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009	$200,000	$202,068

UTILITIES -- 0.8%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,023,629

WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	1,500,000	1,561,875

TOTAL CORPORATE BONDS (IDENTIFIED COST $60,624,485)		$61,030,775

CORPORATE NOTE -- 0.9%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AT+T Inc., Note, 6.80%, 5/15/2036 (IDENTIFIED COST $996,120)	1,000,000	$1,088,488

GOVERNMENT AGENCIES -- 0.2%
FEDERAL HOME LOAN BANK SYSTEM -- 0.2%
Bond, 5.20%, 4/30/2014 (IDENTIFIED COST $250,000)	250,000	$247,202

MORTGAGE BACKED SECURITIES -- 24.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.6%
Pool A13990, 4.50%, 10/1/2033	364,811	344,356
Pool G02296, 5.00%, 6/1/2036	3,832,088	3,708,423
Pool B17616, 5.50%, 1/1/2020	720,964	723,300
Pool C01272, 6.00%, 12/1/2031	435,966	442,333
Pool C01672, 6.00%, 10/1/2033	1,236,008	1,249,810
Pool C79603, 6.00%, 2/1/2033	177,081	179,058
Pool E00560, 6.00%, 7/1/2013	256,489	260,005
Pool G01831, 6.00%, 5/1/2035	1,118,977	1,130,423
Pool C00478, 8.50%, 9/1/2026	58,230	61,995
Pool 170027, 14.75%, 3/1/2010	1,482	1,568

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$8,101,271

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.1%
Pool 254759, 4.50%, 6/1/2018	1,079,863	1,050,290
Pool 695818, 5.00%, 4/1/2018	2,144,058	2,120,853
Pool 839291, 5.00%, 9/1/2020	3,395,969	3,352,847
Pool 878103, 5.00%, 5/1/2036	1,916,588	1,853,920
Pool 256513, 5.50%, 11/1/2036	2,437,067	2,409,930
Pool 892493, 5.50%, 8/1/2036	4,255,839	4,211,109
Pool 346537, 6.00%, 5/1/2011	310,752	312,001
Pool 535939, 6.00%, 5/1/2016	476,210	485,417
Pool 686398, 6.00%, 3/1/2033	661,527	668,424
Description	Principal Amount	Value
Pool 688987, 6.00%, 5/1/2033	$1,119,571	$1,131,245
Pool 398938, 6.50%, 10/1/2027	51,267	52,955
Pool 402255, 6.50%, 12/1/2027	19,403	20,054
Pool 398162, 6.50%, 1/1/2028	85,815	88,587
Pool 254007, 6.50%, 10/1/2031	180,525	185,905
Pool 638023, 6.50%, 4/1/2032	512,364	527,633
Pool 642345, 6.50%, 5/1/2032	462,418	476,199
Pool 651292, 6.50%, 7/1/2032	680,209	699,630
Pool 653729, 6.50%, 8/1/2032	1,124,648	1,156,759
Pool 329794, 7.00%, 2/1/2026	161,620	168,959
Pool 487065, 7.00%, 3/1/2029	20,675	21,529

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$20,994,246

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
Pool 503405, 6.50%, 4/15/2029	296,212	305,450
Pool 354765, 7.00%, 2/15/2024	226,722	237,915
Pool 354827, 7.00%, 5/15/2024	159,328	167,194
Pool 385623, 7.00%, 5/15/2024	131,483	137,819
Pool 2077, 7.00%, 9/20/2025	55,326	57,789
Pool 354677, 7.50%, 10/15/2023	124,785	131,532
Pool 360869, 7.50%, 5/15/2024	38,946	40,971
Pool 361843, 7.50%, 10/15/2024	126,244	132,805
Pool 373335, 7.50%, 5/15/2022	34,911	36,588
Pool 354713, 7.50%, 12/15/2023	55,662	58,672

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,306,735

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $30,493,309)		$30,402,252

Description	Principal Amount or Shares	Value
U.S. TREASURY -- 4.4%
U.S. TREASURY BONDS -- 1.9%
4.50%, 2/15/2036	$435,000	$412,910
4.75%, 2/15/2037	2,000,000	1,980,312

TOTAL U.S. TREASURY BONDS		$2,393,222

U.S. TREASURY NOTES -- 2.5%
4.50%, 3/31/2012	2,600,000	2,598,375
4.625%, 2/15/2017	410,000	409,936

TOTAL U.S. TREASURY NOTES		$3,008,311

TOTAL U.S. TREASURY (IDENTIFIED COST $5,386,256)		$5,401,533

2MUTUAL FUND -- 0.0%
SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	126	$126

REPURCHASE AGREEMENT -- 1.2%
Interest in $1,415,613 repurchase agreement 5.220%, dated 4/30/2007 under which Credit Suisse First Boston LLC will repurchase a U.S. Government Agency security maturing on 11/5/2032 for $1,415,818 on 5/1/2007. The market value of the underlying security at the end of the period was $1,443,985. (AT COST)	$1,415,613	$1,415,613

TOTAL INVESTMENTS -- 100.0% (IDENTIFIED COST $122,752,703)		$123,021,291

OTHER ASSETS AND LIABILITIES -- NET -- (0.0)%		$(49,566)

TOTAL NET ASSETS -- 100%		$122,971,725

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Conservative Growth

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB Short Duration Government Bond Fund	27.1%
MTB U.S. Government Bond Fund	17.1%
MTB Short-Term Corporate Bond Fund	15.1%
MTB Intermediate-Term Bond Fund	10.1%
MTB International Equity Fund	9.9%
MTB Large Cap Stock Fund	8.0%
MTB Large Cap Growth Fund	4.9%
MTB Large Cap Value Fund	4.0%
MTB Prime Money Market Fund	2.1%
MTB Mid Cap Stock Fund	1.0%
MTB Small Cap Stock Fund	1.0%
Other Assets and Liabilities -- Net[2]	(0.3)%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
7MUTUAL FUNDS -- 100.3%
EQUITY FUNDS -- 28.8%
MTB International Equity Fund, Institutional I Shares	101,519	$1,384,713
MTB Large Cap Growth Fund, Institutional I Shares	74,406	690,489
MTB Large Cap Stock Fund, Institutional I Shares	119,059	1,110,818
MTB Large Cap Value Fund, Institutional I Shares	41,207	552,580
MTB Mid Cap Stock Fund, Institutional I Shares	8,469	137,290
MTB Small Cap Stock Fund, Institutional I Shares	17,918	137,612

TOTAL EQUITY FUNDS		$4,013,502

FIXED INCOME FUNDS -- 69.4%
MTB Intermediate-Term Bond Fund, Institutional I Shares	143,103	1,403,841
MTB Short Duration Government Bond Fund, Institutional I Shares	393,877	3,785,160
MTB Short-Term Corporate Bond Fund, Institutional I Shares	213,937	$2,103,000
MTB U.S. Government Bond Fund, Institutional I Shares	257,483	2,389,441

TOTAL FIXED INCOME FUNDS		$9,681,442

[2] MONEY MARKET FUND -- 2.1%
MTB Prime Money Market Fund, Corporate Shares, 4.86%	288,157	288,157

TOTAL INVESTMENTS -- 100.3% (IDENTIFIED COST $13,710,027)		$13,983,101

OTHER ASSETS AND LIABILITIES -- NET -- (0.3)%		$(37,342)

TOTAL NET ASSETS -- 100%		$13,945,759

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Moderate Growth

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	19.9%
MTB Large Cap Stock Fund	19.0%
MTB Large Cap Growth Fund	12.9%
MTB Short Duration Government Bond Fund	10.1%
MTB Intermediate-Term Bond Fund	8.1%
MTB Short-Term Corporate Bond Fund	7.1%
MTB U.S. Government Bond Fund	7.1%
MTB Large Cap Value Fund	6.9%
MTB Prime Money Market Fund	3.0%
MTB Mid Cap Stock Fund	2.0%
MTB Small Cap Stock Fund	2.0%
MTB Mid Cap Growth Fund	1.0%
MTB Small Cap Growth Fund	1.0%
Other Assets and Liabilities -- Net[2]	(0.1)%

TOTAL	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
7MUTUAL FUNDS -- 100.1%
EQUITY FUNDS -- 64.8%
MTB International Equity Fund, Institutional I Shares	959,792	$13,091,558
MTB Large Cap Growth Fund, Institutional I Shares	914,517	8,486,720
MTB Large Cap Stock Fund, Institutional I Shares	1,336,673	12,471,163
MTB Large Cap Value Fund, Institutional I Shares	340,890	4,571,339
MTB Mid Cap Growth Fund, Institutional I Shares	42,374	646,207
MTB Mid Cap Stock Fund, Institutional I Shares	80,075	1,298,010
MTB Small Cap Growth Fund, Institutional I Shares	32,551	645,478
MTB Small Cap Stock Fund, Institutional I Shares	169,409	1,301,064

TOTAL EQUITY FUNDS		$42,511,539

FIXED INCOME FUNDS -- 32.3%
MTB Intermediate-Term Bond Fund, Institutional I Shares	541,141	$5,308,597
MTB Short Duration Government Bond Fund, Institutional I Shares	689,562	6,626,694
MTB Short-Term Corporate Bond Fund, Institutional I Shares	471,920	4,638,973
MTB U.S. Government Bond Fund, Institutional I Shares	501,151	4,650,684

TOTAL FIXED INCOME FUNDS		$21,224,948

[2] MONEY MARKET FUND -- 3.0%
MTB Prime Money Market Fund, Corporate Shares, 4.86%	1,955,192	1,955,192

TOTAL INVESTMENTS -- 100.1% (IDENTIFIED COST $61,561,890)		$65,691,679

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%		$(72,840)

TOTAL NET ASSETS -- 100%		$65,618,839

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Aggressive Growth

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	29.0%
MTB Large Cap Stock Fund	24.1%
MTB Large Cap Growth Fund	21.0%
MTB Large Cap Value Fund	14.0%
MTB Mid Cap Stock Fund	3.0%
MTB Small Cap Stock Fund	3.0%
MTB Small Cap Growth Fund	2.0%
MTB Mid Cap Growth Fund	1.0%
MTB Prime Money Market Fund	1.0%
MTB Short-Term Corporate Bond Fund	1.0%
MTB U.S. Government Bond Fund	1.0%
Other Assets and Liabilities -- Net[2]	(0.1)%

Total	100%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
7MUTUAL FUNDS -- 100.1%
EQUITY FUNDS -- 97.1%
MTB International Equity Fund, Institutional I Shares	710,119	$9,686,027
MTB Large Cap Growth Fund, Institutional I Shares	753,791	6,995,176
MTB Large Cap Stock Fund, Institutional I Shares	861,463	8,037,454
MTB Large Cap Value Fund, Institutional I Shares	347,876	4,665,017
MTB Mid Cap Growth Fund, Institutional I Shares	21,624	329,760
MTB Mid Cap Stock Fund, Institutional I Shares	61,290	993,518
MTB Small Cap Growth Fund, Institutional I Shares	33,221	658,771
MTB Small Cap Stock Fund, Institutional I Shares	129,666	995,833

TOTAL EQUITY FUNDS		$32,361,556

FIXED INCOME FUNDS -- 2.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	34,397	$338,119
MTB U.S. Government Bond Fund, Institutional I Shares	36,527	338,970

TOTAL FIXED INCOME FUNDS		$677,089

[2] MONEY MARKET FUND -- 1.0%
MTB Prime Money Market Fund, Corporate Shares, 4.86%	342,347	342,347

TOTAL INVESTMENTS -- 100.1% (IDENTIFIED COST $29,928,533)		$33,380,992

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%		$(35,088)

TOTAL NET ASSETS -- 100%		$33,345,904

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Common Stocks	64.8%
Corporate Bonds	12.0%
Mortgage Backed Securities	11.2%
Collateralized Mortgage Obligations	2.9%
U.S. Treasury	0.4%
Cash Equivalents[1]	8.6%
Other Assets and Liabilities -- Net[2]	0.1%

TOTAL	100%

At April 30, 2007, the Fund’s sector classification3 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.0%
Thrifts & Mortgage Finance	5.2%
Commercial Banks	5.0%
Household Products	4.6%
Specialty Retail	4.4%
Insurance	4.1%
Food Products	3.9%
Industrial Conglomerates	3.7%
Beverages	3.3%
Communications Equipment	3.2%
Computers & Peripherals	2.9%
Capital Markets	2.5%
Health Care Providers & Services	2.3%
Semiconductor Equipment & Products	2.3%
Food & Staples Retailing	2.2%
Software	2.1%
Chemicals	2.0%
Multi-Utilities	2.0%
Commercial Services & Supplies	1.9%
Machinery	1.6%
Aerospace & Defense	1.5%
Internet Software & Services	1.5%
Energy Equipment & Services	1.3%
Air Freight & Logistics	1.2%
Biotechnology	1.2%
Electric Utilities	1.2%
Health Care Equipment & Supplies	1.2%
Paper Forest Products	1.2%
Leisure, Equipment & Products	1.1%
Consumer Finance	1.0%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	1.0%
Multiline Retail	1.0%
Media	0.9%
Tobacco	0.9%
IT Services	0.8%
Real Estate Investment Trusts	0.6%
Building Products	0.5%
Container & Packaging	0.5%
Diversified Consumer Services	0.5%
Hotels, Restaurants & Leisure	0.5%
Household Durables	0.5%
Water Utilities	0.5%
Electrical Equipment	0.4%
Metals & Mining	0.4%
Textiles Apparel & Luxury Goods	0.4%
Wireless Telecommunications Services	0.4%
Construction & Engineering	0.3%
Personal Products	0.3%
Independent Power Producers & Energy	0.2%
Internet & Catalog Retail	0.2%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3) Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund’s advisor.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 64.8%
	AEROSPACE & DEFENSE -- 1.0%
	Boeing Co.	500	$46,500
	Goodrich (B.F.) Co.	3,400	193,256
	United Technologies Corp.	1,100	73,843

	TOTAL AEROSPACE & DEFENSE		$313,599

	AIR FREIGHT & LOGISTICS -- 0.8%
	United Parcel Service, Inc.	3,700	260,591

	BEVERAGES -- 2.2%
	Coca-Cola Co.	6,000	313,140
	PepsiCo, Inc.	5,800	383,322

	TOTAL BEVERAGES		$696,462

	BIOTECHNOLOGY -- 0.8%
[8]	Amgen, Inc.	1,900	121,866
[8]	Genentech Inc.	900	$71,991
[8]	Gilead Sciences, Inc.	800	65,376

	TOTAL BIOTECHNOLOGY		$259,233

	BUILDING PRODUCTS -- 0.4%
	Masco Corp.	4,200	114,282

	CAPITAL MARKETS -- 1.6%
	Federated Investors, Inc.	3,900	148,824
	Lehman Brothers Holdings, Inc.	1,200	90,336
	Morgan Stanley	700	58,807
	Northern Trust Corp.	3,500	220,325

	TOTAL CAPITAL MARKETS		$518,292

	CHEMICALS -- 1.3%
	Chemtura Corp.	5,700	62,871
	Lubrizol Corp.	1,900	$113,886
	Lyondell Chemical Co.	2,000	62,240
	PPG Inds. Inc.	1,300	95,654
	Valspar Corp.	3,400	91,936

	TOTAL CHEMICALS		$426,587

	COMMERCIAL BANKS -- 3.2%
	Colonial BancGroup Inc.	4,200	101,052
	Cullen Frost Bankers Inc.	1,800	92,106
	First Horizon National Corp.	2,200	86,262
	KEYCORP Capital Trust VII	200,000	188,014
	South Financial Group Inc.	4,200	95,046
	SunTrust Bank Inc.	2,000	168,840
	TCF Financial Corp.	2,600	70,408
	Wachovia Corp.	1,700	94,418
	Wilmington Trust Corp.	3,400	137,564

	TOTAL COMMERCIAL BANKS		$1,033,710

	COMMERCIAL SERVICES & SUPPLIES -- 1.2%
	Avery Dennison Corp.	1,200	74,640
	Donnelley (RR) & Sons Co.	2,900	116,580
	Waste Management Inc.	5,300	198,273

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$389,493

	COMMUNICATIONS EQUIPMENT -- 2.1%
[8]	Broadcom Corp.	1,500	48,825
[8]	Cisco Systems, Inc.	8,700	232,638
[8]	Corning, Inc.	5,900	139,948
	Motorola, Inc.	2,000	34,660
	Qualcomm, Inc.	4,900	214,620

	TOTAL COMMUNICATIONS EQUIPMENT		$670,691

	COMPUTERS & PERIPHERALS -- 1.9%
[8]	Apple Computer, Inc.	600	59,880
[8]	Dell Inc.	1,800	45,378
[8]	EMC Corp. Mass	4,200	63,756
	Hewlett Packard Co.	1,000	42,140
	IBM Corp.	2,200	224,862
	Seagate Technology	7,700	170,555

	TOTAL COMPUTERS & PERIPHERALS		$606,571

	CONSTRUCTION & ENGINEERING -- 0.2%
[8]	Foster Wheeler Ltd.	800	55,064

	CONSUMER FINANCE -- 0.7%
	American Express Co.	1,600	97,072
	Capital One Financial Corp.	1,600	118,816

	TOTAL CONSUMER FINANCE		$215,888

	CONTAINER & PACKAGING -- 0.3%
	Packaging Corp. America	3,700	$91,612

	DIVERSIFIED CONSUMER SERVICES -- 0.3%
	Block H & R Inc.	4,100	92,701

	DIVERSIFIED FINANCIAL SERVICES -- 0.6%
	Citigroup Inc.	3,700	198,394

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
	Citizens Communications Co.	7,100	110,547
	Windstream Corp.	7,000	102,340

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$212,887

	ELECTRIC UTILITIES -- 0.8%
	Progress Energy Inc.	200,000	243,273

	ELECTRICAL EQUIPMENT -- 0.3%
	Rockwell Automation, Inc.	1,400	83,356

	ENERGY EQUIPMENT & SERVICES -- 0.8%
	ENSCO International, Inc.	1,000	56,380
	Schlumberger Ltd.	1,600	118,128
[8]	Weatherford International Ltd.	1,900	99,731

	TOTAL ENERGY EQUIPMENT & SERVICES		$274,239

	FOOD PRODUCTS -- 2.4%
	ConAgra Inc.	3,500	86,030
	Hershey Foods Corp.	4,800	263,808
	KRAFT Foods Inc.	207,499	453,545

	TOTAL FOOD PRODUCTS		$803,383

	FOOD & STAPLES RETAILING -- 1.4%
	Sysco Corp.	2,800	91,672
	Wal-Mart Stores, Inc.	7,700	368,984

	TOTAL FOOD & STAPLES RETAILING		$460,656

	HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
[8]	Cytyc Corp.	2,100	73,983
[8]	Intuitive Surgical Inc.	400	51,864
[8]	Thermo Fisher Scientific Inc.	1,500	78,090
[8]	Zimmer Holdings, Inc.	500	45,240

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$249,177

	HEALTH CARE PROVIDERS & SERVICES -- 1.5%
[8]	Allscripts Healthcare solution	2,900	76,705
[8]	Cerner Corp.	1,400	74,536
[8]	Express Scripts, Inc., Class A	800	76,440
[8]	Pediatrix Medical Group	2,000	114,100
[8]	Psychiatric Solutions Inc.	1,300	$45,591
	UnitedHealth Group, Inc.	1,800	95,508

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$482,880

	HOTELS, RESTAURANTS & LEISURE -- 0.3%
	Hilton Hotels Corp.	2,000	68,000
[8]	Starbucks Corp.	1,300	40,326

	TOTAL HOTELS, RESTAURANTS & LEISURE		$108,326

	HOUSEHOLD DURABLES -- 0.3%
	Black & Decker Corp.	1,200	108,864

	HOUSEHOLD PRODUCTS -- 3.0%
	Clorox Co.	3,100	207,948
	Colgate-Palmolive Co.	700	47,418
	Kimberly Clark Corp.	1,500	106,755
	Procter & Gamble Co.	9,400	604,514

	TOTAL HOUSEHOLD PRODUCTS		$966,635

	INDEPENDENT POWER PRODUCERS & ENERGY -- 0.1%
[8]	Dynegy Inc.	3,570	33,594

	INDUSTRIAL CONGLOMERATES -- 2.4%
	3M Co.	3,100	256,587
	General Electric Co.	14,200	523,412

	TOTAL INDUSTRIAL CONGLOMERATES		$779,999

	INSURANCE -- 2.6%
	American International Group, Inc.	3,900	272,649
	MBIA Inc.	3,000	208,680
	Mercury General Corp	2,100	113,715
	Protective Life Corp.	2,300	107,870
	Radian Group Inc.	900	52,299
	Traveler Cos Inc.	1,800	97,380

	TOTAL INSURANCE		$852,593

	INTERNET SOFTWARE & SERVICES -- 1.0%
[8]	Google Inc.	500	235,690
	Walt Disney Co.	1,400	48,972
[8]	Yahoo, Inc.	1,000	28,040

	TOTAL INTERNET SOFTWARE & SERVICES		$312,702

	INTERNET & CATALOG RETAIL -- 0.1%
[8]	eBay, Inc.	900	30,546

	IT SERVICES -- 0.5%
	Automatic Data Processing Inc.	3,900	174,564

	LEISURE, EQUIPMENT & PRODUCTS -- 0.7%
	Brunswick Corp.	3,100	101,556
	Hasbro Inc.	900	28,449
	Polaris Industries Inc.	2,000	$101,060

	TOTAL LEISURE, EQUIPMENT & PRODUCTS		$231,065

	MACHINERY -- 1.0%
	Caterpillar, Inc.	500	36,310
	Joy Global, Inc.	800	40,504
	Pentair Inc.	4,200	134,988
	Timken Co.	3,600	118,728

	TOTAL MACHINERY		$330,530

	MEDIA -- 0.6%
[8]	Cinemark Holdings Inc.	4,300	81,270
[8]	Gemstar T.V. Guide international Inc.	991	4,400
	News Corp., Inc.	4,500	100,755

	TOTAL MEDIA		$186,425

	METALS & MINING -- 0.2%
	Companhia Vale Do Rio Doce, ADR	1,800	73,098

	MULTILINE RETAIL -- 0.6%
[8]	Kohl’s Corp.	500	37,020
	Penney (J.C.) Inc.	500	39,545
[8]	Sears Holdings Corp.	200	38,182
	Target Corp.	1,600	94,992

	TOTAL MULTILINE RETAIL		$209,739

	MULTI-UTILITIES -- 1.3%
	Centerpoint Energy	200,000	213,631
	NiSource Inc.	3,800	93,442
	SCANA Corp.	1,200	52,236
	TECO Energy Inc.	3,400	61,030

	TOTAL MULTI-UTILITIES		$420,339

	OIL, GAS & CONSUMABLE FUELS -- 5.2%
	Chevron Corp.	1,300	101,127
	ConocoPhillips	3,600	249,660
	Devon Energy Corp.	1,400	102,018
	ExxonMobil Corp.	8,100	642,978
	Marathon Oil Corp.	1,000	101,550
	Occidental PETE Corp.	3,900	197,730
	Peabody Energy Corp.	1,300	62,374
[8]	Southwestern Energy Co.	1,400	58,800
	Sunoco Inc.	1,700	128,401
	XTO Energy, Inc.	450	24,422

	TOTAL OIL, GAS & CONSUMABLE FUELS		$1,669,060

	PAPER FOREST PRODUCTS -- 0.8%
	International Paper Co.	4,100	154,652
	MeadWestvaco Corp.	3,100	103,416

	TOTAL PAPER FOREST PRODUCTS		$258,068

Description		Shares	Value
	PERSONAL PRODUCTS -- 0.2%
	Estee Lauder Cos., Inc., Class A	1,300	$66,846

	PHARMACEUTICALS -- 5.6%
	Abbott Laboratories	1,000	56,620
	Bristol Myers Squibb Co.	6,100	176,046
	Eli Lilly & Co.	4,700	277,911
	Johnson & Johnson	7,500	481,650
	Novartis AG, ADR	1,200	69,708
	Pfizer, Inc.	8,300	219,618
	Pharmaceutical Product Dev Inc.	2,200	79,354
	Sanofi Aventis	2,500	114,650
	Wyeth	5,800	321,900

	TOTAL PHARMACEUTICALS		$1,797,457

	REAL ESTATE INVESTMENT TRUSTS -- 0.4%
	Annaly Mortgage Management Inc.	7,700	122,507

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.4%
	Analog Devices Inc.	2,200	84,964
[8]	Advanced Micro Devices, Inc.	3,300	45,606
	Intel Corp.	9,600	206,400
[8]	MEMC Electronic Materials, Inc.	900	49,392
	Texas Instruments, Inc.	2,000	68,740

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$455,102

	SOFTWARE -- 1.4%
[8]	Citrix System Inc.	2,500	81,500
[8]	Intuit, Inc.	1,500	42,675
	Microsoft Corp.	7,200	215,568
[8]	Oracle Corp.	5,500	103,400

	TOTAL SOFTWARE		$443,143

	SPECIALTY RETAIL -- 2.9%
[8]	Bed Bath & Beyond, Inc.	900	36,666
	Best Buy Co., Inc.	900	41,985
	Foot Locker Inc.	7,300	173,667
	GAP Inc.	7,400	132,830
	Home Depot, Inc.	7,900	299,173
	Limited Brands Inc.	4,000	110,280
	Lowe’s Cos., Inc.	2,900	88,624
	Staples, Inc.	1,600	39,680

	TOTAL SPECIALTY RETAIL		$922,905

	TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
[8]	Coach, Inc.	700	34,181
	Nike, Inc., Class B	1,000	53,860

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$88,041

Description	Shares or Principal Amount	Value
THRIFTS & MORTGAGE FINANCE -- 3.4%
Astoria Financial Corp.	3,200	$84,992
Federal National Mortgage Association	493,781	488,010
MGIC Investment Corp.	2,500	154,025
New York Community Bancorp. Inc	9,600	167,616
Washington Mutual Bank, Inc.	4,500	188,910

TOTAL THRIFTS & MORTGAGE FINANCE		$1,083,553

TOBACCO -- 0.6%
Altria Group, Inc.	2,600	179,192

WATER UTILITIES -- 0.3%
Aqua America Inc.	4,900	108,339

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Alltell Corp.	1,400	87,766

TOTAL COMMON STOCKS (IDENTIFIED COST $18,424,646)		$20,854,019

COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
(Series 2617), Class GW, 3.50%, 6/15/2016	$234,234	229,467

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
(Series 1988-23), Class C, 9.75%, 9/25/2018	6,873	7,400

WHOLE LOAN -- 2.2%
Bank of America Mortgage Securities 2004-A, Class 2A1, 3.569%, 2/25/2034	302,767	299,800
Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.104%, 11/25/2035	123,091	122,088
Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, 4.75%, 11/25/2018	267,445	262,743

TOTAL WHOLE LOAN		$684,631

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $945,510)		$921,498

CORPORATE BONDS -- 12.0%
AUTOMOBILES -- 0.6%
DaimlerChrysler North America Holding Corp., (Series MTND), 5.75%, 9/8/2011	200,000	203,351

BANKS -- 1.0%
BankBoston Capital Trust III, Company Guarantee, 6.079%, 6/15/2027	170,000	170,491
Suntrust Capital III, Company Guarantee, 5.979%, 3/15/2028	152,000	150,106

TOTAL BANKS		$320,597

CABLE TV -- 0.8%
AT & T BroadBand Corp., 9.455%, 11/15/2022	200,000	264,616

Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
J.P. Morgan Chase & Co., Unsecd. Note, 6.316%, 9/30/2034	$250,000	$252,526

ELECTRIC UTILITIES -- 0.6%
PPL Energy Supply LLC, 6.200%, 5/15/2016	200,000	206,126

FOOD & STAPLES RETAILING -- 0.9%
Sysco Corp., Sr. Note, 5.375%, 9/21/2035	300,000	282,286

FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	200,000	197,474

IT SERVICES -- 0.8%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	250,000	242,500

MULTI-MEDIA -- 0.7%
[3,4] Cox Enterprises Inc., 7.875%, 9/30/2031	200,000	214,959

OIL COMPANY -- EXPLORATION & PRODUCTION -- 0.7%
KERR MCGEE Corp., 6.950%, 7/1/2024	200,000	214,712

OIL, GAS & CONSUMABLE FUELS -- 1.9%
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	225,000	230,344
Devon Financing Corp., 7.875%, 9/30/2031	150,000	182,116
Pioneer Natural Res Co.	200,000	197,184

TOTAL OIL, GAS & CONSUMABLE FUELS		$609,644

REAL ESTATE INVESTMENT TRUST -- 0.6%
ISTAR Financial Inc., 5.875%, 3/15/2016	200,000	198,397

UTILITIES -- 0.4%
Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	127,954

WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012	500,000	520,625

TOTAL CORPORATE BONDS (IDENTIFIED COST $3,859,030)		$3,855,767

MORTGAGE BACKED SECURITIES -- 11.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.9%
Pool A15865, 5.50%, 11/1/2033	325,796	323,084
Pool A19412, 5.00%, 3/1/2034	450,783	436,940
Pool A26407, 6.00%, 9/1/2034	712,854	720,814
Description	Principal Amount or Shares	Value
Pool A46082, 5.00%, 7/1/2035	$417,891	$404,666
Pool C00478, 8.50%, 9/1/2026	6,470	6,888
Pool E46188, 6.50%, 4/1/2008	24,375	24,491

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,916,883

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.3%
Pool 008245, 8.000%, 12/1/2008	7,489	7,500
Pool 533246, 7.50%, 4/1/2030	51,228	53,346
Pool 797152, 5.00%, 11/1/2019	648,064	640,240
Pool 868574, 5.50%, 4/1/2036	679,166	672,028

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,373,114

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
Pool 354677, 7.50%, 10/15/2023	78,454	82,696
Pool 354765, 7.00%, 2/15/2024	129,383	135,770
Pool 354827, 7.00%, 5/15/2024	95,597	100,316

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$318,782

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $3,626,133)		$3,608,779

U.S. TREASURY -- 0.4%
U.S. TREASURY NOTES -- 0.4%
4.00%, 2/15/2014	40,000	38,700
4.50%, 11/15/2015	100,000	99,266

TOTAL U.S. TREASURY (IDENTIFIED COST $139,061)		$137,966

MUTUAL FUNDS -- 8.6%
[2,7] MTB Prime Money Market Fund, Corporate Shares, 4.86%	682,658	682,658
Goldman Sachs High Yield Fund	125,883	1,041,049
NorthEast Investment Trust	131,306	1,063,581
[2] SSgA Money Market Fund, 4.96%	535	535

TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,699,838)		$2,787,823

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $29,694,218)		$32,165,852

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$25,811

TOTAL NET ASSETS -- 100%		$32,191,663

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Pharmaceuticals	8.3%
Commercial Banks	7.6%
Oil, Gas & Consumable Fuels	6.1%
Specialty Retail	5.7%
Household Products	5.0%
Food Products	4.6%
Insurance	4.2%
Chemicals	4.1%
Industrial Conglomerates	4.0%
Thrifts & Mortgage Finance	3.9%
Commercial Services & Supplies	3.8%
Capital Markets	3.6%
Beverages	3.5%
Machinery	2.5%
Paper & Forest Products	2.5%
Leisure Equipment & Products	2.3%
Diversified Telecommunication Services	2.1%
Multi-Utilities	2.1%
Diversified Financial Services	2.0%
Semiconductor Equipment & Products	2.0%
Aerospace & Defense	1.9%
Consumer Finance	1.9%
Food & Staples Retailing	1.9%
Computers & Peripherals	1.7%
IT Services	1.7%
Air Freight & Logistics	1.4%
Real Estate Investment Trusts	1.2%
Building Products	1.1%
Household Durables	1.1%
Water Utilities	1.0%
Containers & Packaging	0.9%
Diversified Consumer Services	0.9%
Wireless Telecommunication Services	0.9%
Media	0.8%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities -- Net[3]	0.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classification of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 1.9%
Goodrich (B.F.) Co.	18,100	$1,028,804

AIR FREIGHT & LOGISTICS -- 1.4%
United Parcel Service, Inc.	10,700	753,601

BEVERAGES -- 3.5%
Coca-Cola Co.	20,900	1,090,771
PepsiCo, Inc.	12,400	819,516

TOTAL BEVERAGES		$1,910,287

BUILDING PRODUCTS -- 1.1%
Masco Corp.	22,200	604,062

CAPITAL MARKETS -- 3.6%
Federated Investors, Inc.	20,700	789,912
Northern Trust Corp.	18,800	1,183,460

TOTAL CAPITAL MARKETS		$1,973,372

CHEMICALS -- 4.1%
Chemtura Corp.	30,350	334,761
Lubrizol Corp.	10,800	647,352
Lyondell Chemical Co.	8,200	255,184
PPG Industries, Inc.	6,800	500,344
Valspar Corp.	17,700	478,608

TOTAL CHEMICALS		$2,216,249

COMMERCIAL BANKS -- 7.6%
Colonial BancGroup, Inc.	22,900	550,974
Cullen Frost Bankers, Inc.	8,700	445,179
First Horizon National Corp.	12,100	474,441
South Financial Group, Inc.	22,156	501,390
SunTrust Banks, Inc.	10,800	911,736
TCF Financial Corp.	17,200	465,776
Wilmington Trust Corp.	19,400	784,924

TOTAL COMMERCIAL BANKS		$4,134,420

COMMERCIAL SERVICES & SUPPLIES -- 3.8%
Avery Dennison Corp.	5,900	366,980
Donnelley (R.R.) & Sons Co.	15,500	623,100
Waste Management, Inc.	28,500	1,066,185

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,056,265

COMPUTERS & PERIPHERALS -- 1.7%
Seagate Technology Holdings	41,000	908,150

CONSUMER FINANCE -- 1.9%
Washington Mutual Bank	24,300	1,020,114

CONTAINERS & PACKAGING -- 0.9%
Packaging Corp. of America	19,700	487,772

DIVERSIFIED CONSUMER SERVICES -- 0.9%
Block (H&R), Inc.	20,700	$468,027

DIVERSIFIED FINANCIAL SERVICES -- 2.0%
Citigroup, Inc.	19,800	1,061,676

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
Citizens Communications Co., Class B	37,400	582,318
Windstream Corp.	37,600	549,712

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,132,030

FOOD & STAPLES RETAILING -- 1.9%
Wal-Mart Stores, Inc.	21,500	1,030,280

FOOD PRODUCTS -- 4.6%
ConAgra, Inc.	18,300	449,814
Hershey Foods Corp.	18,300	1,005,768
Kraft Foods, Inc., Class A	30,700	1,027,529

TOTAL FOOD PRODUCTS		$2,483,111

HOUSEHOLD DURABLES -- 1.1%
Black & Decker Corp.	6,600	598,752

HOUSEHOLD PRODUCTS -- 5.0%
Clorox Co.	16,300	1,093,404
Kimberly-Clark Corp.	7,800	555,126
Procter & Gamble Co.	16,100	1,035,391

TOTAL HOUSEHOLD PRODUCTS		$2,683,921

IT SERVICES -- 1.7%
Automatic Data Processing, Inc.	21,000	939,960

INDUSTRIAL CONGLOMERATES -- 4.0%
3M Co.	12,200	1,009,794
General Electric Co.	31,900	1,175,834

TOTAL INDUSTRIAL CONGLOMERATES		$2,185,628

INSURANCE -- 4.2%
MBIA Insurance Corp.	16,000	1,112,960
Mercury General Corp.	11,100	601,065
Protective Life Corp.	12,300	576,870

TOTAL INSURANCE		$2,290,895

LEISURE EQUIPMENT & PRODUCTS -- 2.3%
Brunswick Corp.	16,500	540,540
Hasbro, Inc.	5,000	158,050
Polaris Industries, Inc., Class A	10,400	525,512

TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,224,102

MACHINERY -- 2.5%
Pentair, Inc.	22,800	$732,792
Timken Co.	19,100	629,918

TOTAL MACHINERY		$1,362,710

MEDIA -- 0.8%
[8] Cinemark Holdings, Inc.	23,000	434,700

MULTI-UTILITIES -- 2.1%
NiSource, Inc.	20,700	509,013
SCANA Corp.	7,000	304,710
TECO Energy, Inc.	18,600	333,870

TOTAL MULTI-UTILITIES		$1,147,593

OIL, GAS & CONSUMABLE FUELS -- 6.1%
ConocoPhillips	14,400	998,640
Marathon Oil Corp.	5,700	578,835
Occidental Petroleum Corp.	20,500	1,039,350
Sunoco, Inc.	9,000	679,770

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,296,595

PAPER & FOREST PRODUCTS -- 2.5%
International Paper Co.	21,800	822,296
MeadWestvaco Corp.	15,400	513,744

TOTAL PAPER & FOREST PRODUCTS		$1,336,040

PHARMACEUTICALS -- 8.3%
Bristol-Myers Squibb Co.	32,300	932,178
Lilly (Eli) & Co.	13,000	768,690
Johnson & Johnson	15,900	1,021,098
Pfizer, Inc.	17,000	449,820
Sanofi-Aventis, ADR	13,600	623,696
Wyeth	12,700	704,850

TOTAL PHARMACEUTICALS		$4,500,332

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Annaly Mortgage Management, Inc.	40,700	$647,537

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.0%
Analog Devices, Inc.	11,700	451,854
Intel Corp.	29,100	625,650

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,077,504

SPECIALTY RETAIL -- 5.7%
Foot Locker, Inc.	38,500	915,915
Gap (The), Inc.	39,700	712,615
Home Depot, Inc.	23,700	897,519
Limited Brands, Inc.	19,200	529,344

TOTAL SPECIALTY RETAIL		$3,055,393

THRIFTS & MORTGAGE FINANCE -- 3.9%
Astoria Financial Corp.	17,900	475,424
MGIC Investment Corp.	12,800	788,608
New York Community Bancorp, Inc.	49,300	860,778

TOTAL THRIFTS & MORTGAGE FINANCE		$2,124,810

WATER UTILITIES -- 1.0%
Aqua America, Inc.	24,600	543,906

WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
Alltel Corp.	7,800	488,982

TOTAL COMMON STOCKS (IDENTIFIED COST $48,853,533)		$53,207,580

[2,7]MUTUAL FUND -- 1.6%
MTB Prime Money Market Fund, Corporate Shares, 4.86% (AT NET ASSET VALUE)	864,977	$864,977

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $49,718,510)		$54,072,557

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$28,963

TOTAL NET ASSETS -- 100%		$54,101,520

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Insurance	11.2%
Oil, Gas & Consumable Fuels	11.1%
Media	11.0%
Thrifts & Mortgage Finance	9.1%
Software	6.6%
Metals & Mining	6.1%
Diversified Financial Services	6.0%
Tobacco	5.5%
Commercial Banks	4.4%
Diversified Telecommunication Services	3.8%
Aerospace & Defense	3.7%
Machinery	3.1%
Commercial Services & Supplies	2.5%
Communications Equipment	2.4%
Food Products	2.3%
Road & Rail	2.3%
Household Products	2.2%
Wireless Telecommunication Services	1.8%
Paper & Forest Products	1.5%
Health Care Providers & Services	1.1%
Electronic Equipment & Instruments	1.0%
Cash Equivalents[2]	2.3%
Other Assets and Liabilities -- Net[3]	(1.0)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
COMMON STOCKS -- 98.7%
AEROSPACE & DEFENSE -- 3.7%
Lockheed Martin Corp.	32,405	$3,115,417
Raytheon Co.	62,000	3,319,480

TOTAL AEROSPACE & DEFENSE		$6,434,897

COMMERCIAL BANKS -- 4.4%
Wachovia Corp.	57,100	3,171,334
Wells Fargo & Co.	127,200	4,565,208

TOTAL COMMERCIAL BANKS		$7,736,542

COMMERCIAL SERVICES & SUPPLIES -- 2.5%
Pitney Bowes, Inc.	89,700	$4,305,600

COMMUNICATIONS EQUIPMENT -- 2.4%
Motorola, Inc.	244,000	4,228,520

DIVERSIFIED FINANCIAL SERVICES -- 6.0%
Citigroup, Inc.	109,800	5,887,476
J.P. Morgan Chase & Co.	87,900	$4,579,590

TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,467,066

DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.8%
AT&T, Inc.	125,100	4,843,872
Verizon Communications	45,100	1,721,918

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$6,565,790

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
[8] Agilent Technologies, Inc.	52,440	1,802,363

FOOD PRODUCTS -- 2.3%
Kraft Foods, Inc., Class A	47,403	1,586,578
Tyson Foods, Inc., Class A	112,300	2,353,808

TOTAL FOOD PRODUCTS		$3,940,386

HEALTH CARE PROVIDERS & SERVICES -- 1.1%
Aetna, Inc.	39,900	1,870,512

HOUSEHOLD PRODUCTS -- 2.2%
Kimberly-Clark Corp.	53,400	3,800,478

INSURANCE -- 11.2%
AON Corp.	136,100	5,273,875
Genworth Financial, Inc., Class A	124,300	4,535,707
Hartford Financial Services Group, Inc.	66,000	6,679,200
Radian Group, Inc.	51,700	3,004,287

TOTAL INSURANCE		$19,493,069

MACHINERY -- 3.1%
Illinois Tool Works, Inc.	37,000	1,898,470
Ingersoll-Rand Co., Class A	76,400	3,411,260

TOTAL MACHINERY		$5,309,730

MEDIA -- 11.0%
CBS Corp. (New), Class B	86,000	2,732,220
Clear Channel Communications, Inc.	85,000	3,011,550
[8] Comcast Corp., Special Class A	116,250	3,069,000
[8] Liberty Media Holding Corp. - Interactive	71,700	1,794,651
[8] Liberty Media Holding Corp. - Capital	14,340	1,619,990
[8] Viacom, Inc., Class B	168,900	6,967,125

TOTAL MEDIA		$19,194,536

METALS & MINING -- 6.1%
Barrick Gold Corp.	175,500	$4,933,305
POSCO, ADR	19,400	2,031,956
Rio Tinto PLC, ADR	7,600	1,854,400
United States Steel Corp.	17,100	1,736,334

TOTAL METALS & MINING		$10,555,995

OIL, GAS & CONSUMABLE FUELS -- 11.1%
Apache Corp.	74,000	5,365,000
ConocoPhillips	62,360	4,324,666
Hess Corp.	32,000	1,816,000
Noble Energy, Inc.	131,500	7,733,515

TOTAL OIL, GAS & CONSUMABLE FUELS		$19,239,181

PAPER & FOREST PRODUCTS -- 1.5%
International Paper Co.	67,500	2,546,100

ROAD & RAIL -- 2.3%
Union Pacific Corp.	35,300	4,033,025

SOFTWARE -- 6.6%
CA, Inc.	286,900	7,820,894
Microsoft Corp.	123,700	3,703,578

TOTAL SOFTWARE		$11,524,472

THRIFTS & MORTGAGE FINANCE -- 9.1%
Countrywide Financial Corp.	171,800	6,370,344
Fannie Mae	128,800	7,588,896
MGIC Investment Corp.	29,400	1,811,334

TOTAL THRIFTS & MORTGAGE FINANCE		$15,770,574

TOBACCO -- 5.5%
Altria Group, Inc.	68,500	4,721,020
Loews Corp.	103,500	4,897,620

TOTAL TOBACCO		$9,618,640

WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
Sprint Nextel Corp.	156,000	3,124,680

TOTAL COMMON STOCKS (IDENTIFIED COST $139,164,615)		$171,562,156

[2,7]MUTUAL FUND -- 2.3%
MTB Prime Money Market Fund, Corporate Shares, 4.86% (AT NET ASSET VALUE)	4,043,773	$4,043,773

TOTAL INVESTMENTS -- 101.0% (IDENTIFIED COST $143,208,388)		$175,605,929

OTHER ASSETS AND LIABILITIES -- NET -- (1.0)%		$(1,669,114)

TOTAL NET ASSETS -- 100%		$173,936,815

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund

At April 30, 2007, the Fund’s sector classification1 was as follows:

STOCKS	Percentage of Total Net Assets
Oil, Gas & Consumable Fuels	8.2%
Pharmaceuticals	6.5%
Diversified Financial Services	5.3%
Insurance	4.7%
Commercial Banks	4.0%
Industrial Conglomerates	3.9%
Capital Markets	3.8%
Computers & Peripherals	3.8%
Media	3.4%
Software	3.3%
Diversified Telecommunication Services	3.0%
Communications Equipment	2.6%
Aerospace & Defense	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Food & Staples Retailing	2.4%
Health Care Providers & Services	2.3%
Beverages	2.1%
Household Products	2.1%
Health Care Equipment & Supplies	2.0%
Energy Equipment & Services	1.9%
Specialty Retail	1.9%
Electric Utilities	1.7%
Hotels, Restaurants & Leisure	1.6%
Machinery	1.6%
Chemicals	1.5%
Food Products	1.5%
Biotechnology	1.4%
Internet Software & Services	1.4%
Multi-Utilities	1.4%
Tobacco	1.4%
Thrifts & Mortgage Finance	1.3%
Multi-Line Retail	1.2%
Real Estate Investment Trusts	1.2%
IT Services	1.1%
Consumer Finance	1.0%
Air Freight & Logistics	0.9%
Metals & Mining	0.9%
Road & Rail	0.8%
Household Durables	0.6%
Wireless Telecommunication Services	0.6%
Commercial Services & Supplies	0.5%
Independent Power Producers & Energy Traders	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Automobiles	0.4%
Electrical Equipment	0.4%
Paper & Forest Products	0.3%
Auto Components	0.2%
Containers & Packaging	0.2%
Electronic Equipment & Instruments	0.2%
Internet & Catalog Retail	0.2%
Leisure Equipment & Products	0.2%
Personal Products	0.2%
Airlines	0.1%
Building Products	0.1%
Construction & Engineering	0.1%
Construction Materials	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Gas Utilities	0.1%
Office Electronics	0.1%
Real Estate Management & Development	0.0%
Trading Companies & Distributors	0.0%
Cash Equivalents[2]	0.0%
Other Assets and Liabilities -- Net[3]	0.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 99.9%
	AEROSPACE & DEFENSE -- 2.5%
	Boeing Co.	6,800	$632,400
	General Dynamics Corp.	3,500	274,750
	Goodrich (B.F.) Co.	1,085	61,671
	Honeywell International, Inc.	6,600	357,588
	L-3 Communications Holdings, Inc.	1,100	98,923
	Lockheed Martin Corp.	3,050	293,227
	Northrop Grumman Corp.	3,000	220,920
	Raytheon Co.	3,900	208,806
	Rockwell Collins	1,440	94,565
	United Technologies Corp.	8,600	$577,318

	TOTAL AEROSPACE & DEFENSE		$2,820,168

	AIR FREIGHT & LOGISTICS -- 0.9%
	C.H. Robinson Worldwide, Inc.	1,400	74,844
	FedEx Corp.	2,625	276,780
	Ryder System, Inc.	470	24,741
	United Parcel Service, Inc.	9,000	633,870

	TOTAL AIR FREIGHT & LOGISTICS		$1,010,235

	AIRLINES -- 0.1%
	Southwest Airlines Co.	6,659	95,557

	AUTO COMPONENTS -- 0.2%
[8]	Goodyear Tire & Rubber Co.	1,400	$46,564
	Johnson Controls, Inc.	1,640	167,821

	TOTAL AUTO COMPONENTS		$214,385

	AUTOMOBILES -- 0.4%
[8]	Ford Motor Co.	16,600	133,464
	General Motors Corp.	4,900	153,027
	Harley Davidson, Inc.	2,200	139,304

	TOTAL AUTOMOBILES		$425,795

	BEVERAGES -- 2.1%
	Anheuser-Busch Cos., Inc.	6,625	325,884
	Brown-Forman Corp., Class B	750	47,947
	Coca-Cola Co.	17,000	887,230
	Coca-Cola Enterprises, Inc.	2,300	50,462
[8]	Constellation Brands, Inc., Class A	1,700	38,097
	Molson Coors Brewing Co., Class B	400	37,712
	PepsiCo, Inc.	14,000	925,260
	The Pepsi Bottling Group, Inc.	1,100	36,091

	TOTAL BEVERAGES		$2,348,683

	BIOTECHNOLOGY -- 1.4%
[8]	Amgen, Inc.	10,000	641,400
	Applera Corp.	1,540	48,110
[8]	Biogen Idec, Inc.	2,950	139,269
[8]	Celgene Corp.	3,300	201,828
[8]	Genzyme Corp.	2,200	143,682
[8]	Gilead Sciences, Inc.	3,900	318,708
[8]	Medimmune, Inc.	2,050	116,194

	TOTAL BIOTECHNOLOGY		$1,609,191

	BUILDING PRODUCTS -- 0.1%
	American Standard Cos., Inc.	1,400	77,084
	Masco Corp.	3,400	92,514

	TOTAL BUILDING PRODUCTS		$169,598

	CAPITAL MARKETS -- 3.8%
	Ameriprise Financial, Inc.	2,000	118,940
	Bank of New York Co., Inc.	6,800	275,264
	Bear Stearns Cos., Inc.	1,025	159,592
[8]	E*Trade Group, Inc.	3,800	83,904
	Federated Investors, Inc.	800	30,528
	Franklin Resources, Inc.	1,400	183,834
	Goldman Sachs Group, Inc.	3,500	765,135
	Janus Capital Group, Inc.	1,700	42,534
	Legg Mason, Inc.	1,100	109,109
	Lehman Brothers Holdings, Inc.	4,500	338,760
	Mellon Financial Corp.	3,535	151,758
	Merrill Lynch & Co., Inc.	7,500	676,725
	Morgan Stanley	9,000	$756,090
	Northern Trust Corp.	1,670	105,126
	Schwab (Charles) Corp.	8,900	170,168
	State Street Corp.	2,900	199,723
	T. Rowe Price Group, Inc.	2,300	114,264

	TOTAL CAPITAL MARKETS		$4,281,454

	CHEMICALS -- 1.5%
	Air Products & Chemicals, Inc.	1,800	137,700
	Ashland, Inc.	550	32,972
	Dow Chemical Co.	8,200	365,802
	Du Pont (E.I.) de Nemours & Co.	7,900	388,443
	Eastman Chemical Co.	700	47,390
	Ecolab, Inc.	1,390	59,756
[8]	Hercules, Inc.	1,000	18,840
	International Flavors & Fragrances, Inc.	585	28,472
	Monsanto Co.	4,600	271,354
	PPG Industries, Inc.	1,390	102,276
	Praxair, Inc.	2,710	174,930
	Rohm & Haas Co.	1,300	66,521
	Sigma-Aldrich Corp.	1,100	46,288

	TOTAL CHEMICALS		$1,740,744

	COMMERCIAL BANKS -- 4.0%
	BB&T Corp.	4,610	191,868
	Comerica, Inc.	1,400	86,674
	Commerce Bancorp, Inc.	1,800	60,192
	Compass Bancshares, Inc.	1,000	68,180
	Fifth Third Bancorp	4,700	190,773
	First Horizon National Corp.	1,100	43,131
	Huntington Bancshares, Inc.	2,000	44,360
	KeyCorp	3,445	122,918
	M & T Bank Corp.	650	72,371
	Marshall & Ilsley Corp.	2,200	105,644
	National City Corp.	5,100	186,405
	PNC Financial Services Group	2,900	214,890
	Regions Financial Corp.	6,197	217,453
	SunTrust Banks, Inc.	3,100	261,702
	Synovus Financial Corp.	2,792	88,116
	U.S. Bancorp	15,300	525,555
	Wachovia Corp.	16,200	899,748
	Wells Fargo & Co.	28,600	1,026,454
	Zions Bancorp	950	77,710

	TOTAL COMMERCIAL BANKS		$4,484,144

	COMMERCIAL SERVICES & SUPPLIES -- 0.5%
[8]	Allied Waste Industries, Inc.	2,000	26,740
	Avery Dennison Corp.	800	49,760
	Cintas Corp.	1,300	$48,711
	Donnelley (R.R.) & Sons Co.	1,900	76,380
	Equifax, Inc.	1,025	40,795
[8]	Monster Worldwide, Inc.	1,100	46,255
	Pitney Bowes, Inc.	1,780	85,440
	Robert Half International, Inc.	1,450	48,285
	Waste Management, Inc.	4,650	173,956

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$596,322

	COMMUNICATIONS EQUIPMENT -- 2.6%
[8]	ADC Telecommunications, Inc.	1,100	20,240
[8]	Avaya, Inc.	3,825	49,419
[8]	CIENA Corp.	685	19,975
[8]	Cisco Systems, Inc.	51,600	1,379,784
[8]	Corning, Inc.	13,500	320,220
[8]	JDS Uniphase Corp.	1,800	29,664
[8]	Juniper Networks, Inc.	4,800	107,328
	Motorola, Inc.	20,350	352,665
	Qualcomm, Inc.	13,900	608,820
[8]	Tellabs, Inc.	3,500	37,170

	TOTAL COMMUNICATIONS EQUIPMENT		$2,925,285

	COMPUTERS & PERIPHERALS -- 3.8%
[8]	Apple Computer, Inc.	7,350	733,530
[8]	Dell, Inc.	19,500	491,595
[8]	EMC Corp. Mass	17,700	268,686
	Hewlett-Packard Co.	22,600	952,364
	IBM Corp.	12,700	1,298,067
[8]	Lexmark International Group, Class A	800	43,600
[8]	NCR Corp.	1,500	75,600
[8]	Network Appliance, Inc.	3,300	122,793
[8]	Qlogic Corp.	1,400	25,032
[8]	Sandisk Corp.	1,950	84,727
[8]	Seagate Technology, Inc., Rights	2,330	0
[8]	Sun Microsystems, Inc.	31,600	164,952

	TOTAL COMPUTERS & PERIPHERALS		$4,260,946

	CONSTRUCTION & ENGINEERING -- 0.1%
	Fluor Corp.	750	71,715

	CONSTRUCTION MATERIALS -- 0.1%
	Vulcan Materials Co.	800	98,936

	CONSUMER FINANCE -- 1.0%
	American Express Co.	10,200	618,834
	Capital One Financial Corp.	3,547	263,400
	SLM Corp.	3,525	189,751

	TOTAL CONSUMER FINANCE		$1,071,985

	CONTAINERS & PACKAGING -- 0.2%
	Ball Corp.	860	$43,593
	Bemis Co., Inc.	820	27,240
[8]	Pactiv Corp.	1,165	40,286
	Sealed Air Corp.	1,364	44,876
	Temple-Inland, Inc.	900	53,316

	TOTAL CONTAINERS & PACKAGING		$209,311

	DISTRIBUTORS -- 0.1%
	Genuine Parts Co.	1,360	67,198

	DIVERSIFIED CONSUMER SERVICES -- 0.1%
[8]	Apollo Group, Inc., Class A	1,100	52,030
	Block (H&R), Inc.	2,600	58,786

	TOTAL DIVERSIFIED CONSUMER SERVICES		$110,816

	DIVERSIFIED FINANCIAL SERVICES -- 5.3%
	Bank of America Corp.	38,100	1,939,290
	CIT Group, Inc.	1,600	95,440
	Chicago Mercantile Exchange Holdings, Inc.	300	155,025
	Citigroup, Inc.	41,000	2,198,420
	J.P. Morgan Chase & Co.	29,232	1,522,987
	Moody’s Corp.	2,000	132,240

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,043,402

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
	AT&T, Inc.	53,400	2,067,648
	CenturyTel, Inc.	1,000	46,050
	Citizens Communications Co., Class B	2,600	40,482
	Embarq Corp.	1,300	78,052
[8]	Qwest Communications International, Inc.	13,854	123,023
	Verizon Communications	24,400	931,592
	Windstream Corp.	3,853	56,331

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,343,178

	ELECTRIC UTILITIES -- 1.7%
[8]	Allegheny Energy, Inc.	1,300	69,498
	American Electric Power Co., Inc.	3,402	170,848
	Edison International	2,765	144,748
	Entergy Corp.	1,700	192,338
	Exelon Corp.	5,800	437,378
	FPL Group, Inc.	3,470	223,364
	FirstEnergy Corp.	2,800	191,632
	PPL Corp.	3,230	140,860
	Pinnacle West Capital Corp.	900	43,461
	Progress Energy, Inc.	2,127	107,520
[8]	Progress Energy, Inc.	825	301
	Southern Co.	6,500	$245,635

	TOTAL ELECTRIC UTILITIES		$1,967,583

	ELECTRICAL EQUIPMENT -- 0.4%
	Cooper Industries Ltd., Class A	1,500	74,640
	Emerson Electric Co.	6,800	319,532
	Rockwell Automation, Inc.	1,475	87,821

	TOTAL ELECTRICAL EQUIPMENT		$481,993

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
[8]	Agilent Technologies, Inc.	3,580	123,045
	Jabil Circuit, Inc.	1,700	39,610
	Molex, Inc.	1,150	34,362
[8]	Sanmina-SCI Corp.	4,000	13,800
[8]	Solectron Corp.	7,500	25,125
	Tektronix, Inc.	600	17,634

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$253,576

	ENERGY EQUIPMENT & SERVICES -- 1.9%
	BJ Services Co.	2,450	70,217
	Baker Hughes, Inc.	2,700	217,053
	ENSCO International, Inc.	1,300	73,294
	Halliburton Co.	7,600	241,452
[8]	Nabors Industries Ltd.	2,500	80,300
[8]	National-Oilwell, Inc.	1,500	127,275
	Noble Corp.	1,200	101,052
	Rowan Cos., Inc.	1,060	38,838
	Schlumberger Ltd.	10,100	745,683
	Smith International, Inc.	1,800	94,392
[8]	Transocean Sedco Forex, Inc.	2,500	215,500
[8]	Weatherford International Ltd.	2,800	146,972

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,152,028

	FOOD & STAPLES RETAILING -- 2.4%
	CVS Corp.	12,879	466,735
	Costco Wholesale Corp.	3,930	210,530
	Kroger Co.	6,200	182,962
	SUPERVALU, Inc.	1,800	82,620
	Safeway Inc.	3,855	139,936
	Sysco Corp.	5,300	173,522
	Wal-Mart Stores, Inc.	20,725	993,142
	Walgreen Co.	8,600	377,540
	Whole Foods Market, Inc.	1,300	60,827

	TOTAL FOOD & STAPLES RETAILING		$2,687,814

	FOOD PRODUCTS -- 1.5%
	Archer-Daniels-Midland Co.	5,600	216,720
	Campbell Soup Co.	1,915	74,876
	ConAgra, Inc.	4,300	$105,694
[8]	Dean Foods Co.	1,200	43,716
	General Mills, Inc.	2,900	173,710
	Heinz (H.J.) Co.	2,800	131,908
	Hershey Foods Corp.	1,470	80,791
	Kellogg Co.	2,100	111,111
	Kraft Foods, Inc., Class A	14,125	472,764
	McCormick & Co., Inc.	1,000	37,120
	Sara Lee Corp.	6,220	102,070
	Tyson Foods, Inc., Class A	2,300	48,208
	Wrigley (Wm.), Jr. Co.	1,900	111,872

	TOTAL FOOD PRODUCTS		$1,710,560

	GAS UTILITIES -- 0.1%
	NICOR, Inc.	340	17,422
	Questar Corp.	800	77,704

	TOTAL GAS UTILITIES		$95,126

	HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
	Bard (C.R.), Inc.	850	70,660
	Bausch & Lomb, Inc.	440	25,885
	Baxter International, Inc.	5,600	317,128
	Becton, Dickinson & Co.	2,055	161,708
	Biomet, Inc.	2,200	95,040
[8]	Boston Scientific Corp.	10,100	155,944
[8]	Hospira, Inc.	1,300	52,715
	Medtronic, Inc.	9,925	525,330
[8]	Millipore Corp.	430	31,747
	PerkinElmer, Inc.	1,030	24,926
[8]	St. Jude Medical, Inc.	2,900	124,091
	Stryker Corp.	2,500	162,350
[8]	Thermo Electron Corp.	3,600	187,416
[8]	Varian Medical Systems, Inc.	1,150	48,541
[8]	Waters Corp.	850	50,516
[8]	Zimmer Holdings, Inc.	2,000	180,960

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,214,957

	HEALTH CARE PROVIDERS & SERVICES -- 2.3%
	Aetna, Inc.	4,400	206,272
	AmerisourceBergen Corp.	1,600	79,984
	CIGNA Corp.	825	128,362
	Cardinal Health, Inc.	3,480	243,426
[8]	Coventry Health Care, Inc.	1,375	79,516
[8]	Express Scripts, Inc., Class A	1,200	114,660
[8]	Humana, Inc.	1,450	91,698
	IMS Health, Inc.	1,750	51,327
[8]	Laboratory Corp. of America Holdings	1,000	78,940
	Manor Care, Inc.	590	38,285
	McKesson HBOC, Inc.	2,531	$148,899
[8]	Medco Health Solutions, Inc.	2,500	195,050
[8]	Patterson Cos., Inc.	1,100	39,666
	Quest Diagnostic, Inc.	1,400	68,446
[8]	Tenet Healthcare Corp.	3,637	26,987
	UnitedHealth Group, Inc.	11,600	615,496
[8]	Wellpoint, Inc.	5,300	418,541

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,625,555

	HOTELS, RESTAURANTS & LEISURE -- 1.6%
	Carnival Corp.	3,700	180,893
	Darden Restaurants, Inc.	1,350	55,998
	Harrah’s Entertainment, Inc.	1,600	136,480
	Hilton Hotels Corp.	3,400	115,600
	International Game Technology	3,000	114,420
	Marriott International, Inc., Class A	2,900	131,109
	McDonald’s Corp.	10,300	497,284
[8]	Starbucks Corp.	6,400	198,528
	Starwood Hotels & Resorts Worldwide, Inc.	1,800	120,636
	Wendy’s International, Inc.	935	35,249
[8]	Wyndham Worldwide Corp.	1,600	55,360
	Yum! Brands, Inc.	2,325	143,824

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,785,381

	HOUSEHOLD DURABLES -- 0.6%
	Black & Decker Corp.	600	54,432
	Centex Corp.	1,000	44,770
	D. R. Horton, Inc.	2,400	53,232
	Fortune Brands, Inc.	1,350	108,135
	Harman International Industries, Inc.	550	67,039
	KB HOME	700	30,877
	Leggett and Platt, Inc.	1,400	32,928
	Lennar Corp., Class A	1,100	46,981
	Newell Rubbermaid, Inc.	2,250	69,007
	Pulte Homes, Inc.	1,700	45,730
	Snap-On, Inc.	480	26,160
	Stanley Works	700	40,796
	Whirlpool Corp.	550	58,316

	TOTAL HOUSEHOLD DURABLES		$678,403

	HOUSEHOLD PRODUCTS -- 2.1%
	Clorox Co.	1,300	87,204
	Colgate-Palmolive Co.	4,450	301,443
	Kimberly-Clark Corp.	4,030	286,815
	Procter & Gamble Co.	26,890	1,729,296

	TOTAL HOUSEHOLD PRODUCTS		$2,404,758

	IT SERVICES -- 1.1%
[8]	Affiliated Computer Services, Inc., Class A	900	53,919
	Automatic Data Processing, Inc.	4,800	$214,848
[8]	Cognizant Technology Solutions Corp.	1,250	111,750
[8]	Computer Sciences Corp.	1,400	77,756
[8]	Convergys Corp.	1,100	27,786
	Electronic Data Systems Corp.	4,425	129,387
	Fidelity National Information Services, Inc.	1,400	70,742
	First Data Corp., Class	6,500	210,600
[8]	Fiserv, Inc.	1,450	77,096
	Paychex, Inc.	3,000	111,300
[8]	Unisys Corp.	3,000	23,520
	Western Union Co.	6,500	136,825

	TOTAL IT SERVICES		$1,245,529

	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
[8]	AES Corp.	5,800	127,542
[8]	Calpine Corp.	1,900	6,840
	Constellation Energy Group	1,600	142,592
[8]	Dynegy, Inc.	3,818	35,927
[8]	Mirant Corp.	4,169	0
	TXU Corp.	3,800	249,204

	TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS		$562,105

	INDUSTRIAL CONGLOMERATES -- 3.9%
	3M Co.	6,100	504,897
	General Electric Co.	87,200	3,214,192
	Textron Inc.	1,100	111,837
	Tyco International Ltd.	16,700	544,921

	TOTAL INDUSTRIAL CONGLOMERATES		$4,375,847

	INSURANCE -- 4.7%
	AON Corp.	2,430	94,162
	Ace Ltd.	2,800	166,488
	Aflac, Inc.	4,175	214,344
	Allstate Corp.	5,385	335,593
	Ambac Financial Group, Inc.	850	78,030
	American International Group, Inc.	22,100	1,545,011
	Assurant, Inc.	900	51,777
	Chubb Corp.	3,550	191,096
	Cincinnati Financial Corp.	1,400	63,336
	Genworth Financial, Inc., Class A	3,800	138,662
	Hartford Financial Services Group, Inc.	2,750	278,300
	Lincoln National Corp.	2,378	169,195
	MBIA Insurance Corp.	1,100	76,516
	Marsh & McLennan Cos., Inc.	4,680	148,637
	MetLife, Inc.	6,500	427,050
	Principal Financial Group	2,300	146,027
	Progressive Corp., OH	6,440	$148,571
	Prudential Financial, Inc.	4,000	380,000
	SAFECO Corp.	925	61,734
	The St. Paul Travelers Cos., Inc.	5,775	312,427
	Torchmark Corp.	800	54,640
	UNUMProvident Corp.	2,995	74,516
	XL Capital Ltd., Class A	1,550	120,869

	TOTAL INSURANCE		$5,276,981

	INTERNET & CATALOG RETAIL -- 0.2%
[8]	Amazon.com, Inc.	2,400	147,192
[8]	IAC Interactive Corp.	1,900	72,428

	TOTAL INTERNET & CATALOG RETAIL		$219,620

	INTERNET SOFTWARE & SERVICES -- 1.4%
[8]	Google Inc.	1,860	876,767
[8]	Verisign, Inc.	2,100	57,435
[8]	Yahoo, Inc.	10,400	291,616
[8]	eBay, Inc.	9,600	325,824

	TOTAL INTERNET SOFTWARE & SERVICES		$1,551,642

	LEISURE EQUIPMENT & PRODUCTS -- 0.2%
	Brunswick Corp.	800	26,208
	Eastman Kodak Co.	2,400	59,784
	Hasbro, Inc.	1,300	41,093
	Mattel, Inc.	3,300	93,390

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$220,475

	MACHINERY -- 1.6%
	Caterpillar, Inc.	5,550	403,041
	Cummins, Inc.	875	80,640
	Danaher Corp.	2,000	142,380
	Deere & Co.	1,900	207,860
	Dover Corp.	1,760	84,691
	Eaton Corp.	1,250	111,513
	ITT Corp.	1,500	95,715
	Illinois Tool Works, Inc.	3,650	187,282
	Ingersoll-Rand Co., Class A	2,650	118,323
	PACCAR, Inc.	2,100	176,358
	Pall Corp.	980	41,111
	Parker-Hannifin Corp.	1,000	92,140
[8]	Terex Corp.	900	70,065

	TOTAL MACHINERY		$1,811,119

	MEDIA -- 3.4%
	CBS Corp. (New), Class B	6,500	206,505
	Clear Channel Communications, Inc.	4,300	152,349
[8]	Comcast Corp., Class A	26,700	711,822
[8]	DIRECTV Group, Inc.	6,900	$164,496
	Dow Jones & Co.	425	15,440
	E.W. Scripps Co., Class A	700	30,310
	Gannett Co., Inc.	2,000	114,120
[8]	Interpublic Group Cos., Inc.	4,400	55,792
	McGraw-Hill Cos., Inc.	3,100	203,143
	Meredith Corp.	360	20,851
	New York Times Co., Class A	1,270	29,718
	News Corp., Inc.	20,300	454,517
	Omnicom Group, Inc.	1,470	153,924
	Time Warner, Inc.	32,850	677,696
	Tribune Co.	1,600	52,480
[8]	Viacom, Inc., Class B	5,900	243,375
	Walt Disney Co.	17,500	612,150

	TOTAL MEDIA		$3,898,688

	METALS & MINING -- 0.9%
	Alcoa, Inc.	7,200	255,528
	Allegheny Technologies, Inc.	900	98,622
	Freeport-McMoRan Copper & Gold, Inc., Class B	3,200	214,912
	Newmont Mining Corp.	4,000	166,800
	Nucor Corp.	2,500	158,650
	United States Steel Corp.	1,000	101,540

	TOTAL METALS & MINING		$996,052

	MULTI-UTILITIES -- 1.4%
	Ameren Corp.	1,700	89,369
	CMS Energy Corp.	1,700	31,484
	CenterPoint Energy, Inc.	2,360	44,439
	Consolidated Edison Co.	2,300	117,898
	DTE Energy Co.	1,445	73,103
	Dominion Resources, Inc.	3,000	273,600
	Duke Energy Corp.	10,508	215,624
	Integrys Energy Group, Inc.	600	33,660
	KeySpan Corp.	1,400	57,974
	NiSource, Inc.	2,500	61,475
	P G & E Corp.	2,980	150,788
	Public Service Enterprises Group, Inc.	2,110	182,410
	Sempra Energy	2,276	144,480
	TECO Energy, Inc.	1,600	28,720
	Xcel Energy, Inc.	3,300	79,497

	TOTAL MULTI-UTILITIES		$1,584,521

	MULTILINE RETAIL -- 1.2%
[8]	Big Lots, Inc.	890	28,658
	Dillards, Inc., Class A	600	20,778
	Dollar General Corp.	2,850	60,848
	Family Dollar Stores, Inc.	1,250	39,800
	Federated Department Stores, Inc.	3,900	$171,288
[8]	Kohl’s Corp.	2,800	207,312
	Nordstrom, Inc.	2,000	109,840
	Penney (J.C.) Co., Inc.	1,900	150,271
[8]	Sears Holdings Corp.	700	133,637
	Target Corp.	7,420	440,525

	TOTAL MULTILINE RETAIL		$1,362,957

	OFFICE ELECTRONICS -- 0.1%
[8]	Xerox Corp.	8,300	153,550

	OIL, GAS & CONSUMABLE FUELS -- 8.2%
	Anadarko Petroleum Corp.	3,900	181,974
	Apache Corp.	2,800	203,000
	CONSOL Energy, Inc.	1,600	66,992
	Chesapeake Energy Corp.	3,500	118,125
	Chevron Corp.	18,400	1,431,336
	ConocoPhillips	14,000	970,900
	Devon Energy Corp.	3,800	276,906
	EOG Resources, Inc.	2,050	150,552
	El Paso Corp.	5,700	85,500
	Exxon Mobil Corp.	48,081	3,816,670
	Hess Corp.	2,310	131,093
	Kinder Morgan, Inc.	900	95,904
	Marathon Oil Corp.	2,975	302,111
	Murphy Oil Corp.	1,600	88,704
	Occidental Petroleum Corp.	7,200	365,040
	Peabody Energy Corp.	2,275	109,155
	Spectra Energy Corp.	5,498	143,498
	Sunoco, Inc.	1,000	75,530
	Valero Energy Corp.	5,200	365,196
	Williams Cos., Inc.	5,125	151,188
	XTO Energy, Inc.	3,200	173,664

	TOTAL OIL, GAS & CONSUMABLE FUELS		$9,303,038

	PAPER & FOREST PRODUCTS -- 0.3%
	International Paper Co.	3,790	142,959
	MeadWestvaco Corp.	1,600	53,376
	Weyerhaeuser Co.	1,750	138,635

	TOTAL PAPER & FOREST PRODUCTS		$334,970

	PERSONAL PRODUCTS -- 0.2%
	Avon Products, Inc.	3,700	147,260
	Estee Lauder Cos., Inc., Class A	1,100	56,562

	TOTAL PERSONAL PRODUCTS		$203,822

	PHARMACEUTICALS -- 6.5%
	Abbott Laboratories	13,100	741,722
	Allergan, Inc.	1,350	163,620
[8]	Barr Laboratories, Inc.	900	43,524
	Bristol-Myers Squibb Co.	17,275	$498,557
	Eli Lilly & Co.	8,500	502,605
[8]	Forest Laboratories, Inc., Class A	2,800	148,988
	Johnson & Johnson	24,500	1,573,390
[8]	King Pharmaceuticals, Inc.	1,833	37,485
	Merck & Co., Inc.	18,300	941,352
	Mylan Laboratories, Inc.	2,000	43,860
	Pfizer, Inc.	60,200	1,592,892
	Schering Plough Corp.	12,700	402,971
[8]	Watson Pharmaceuticals, Inc.	900	24,570
	Wyeth	11,400	632,700

	TOTAL PHARMACEUTICALS		$7,348,236

	REAL ESTATE INVESTMENT TRUSTS -- 1.2%
	Apartment Investment & Management Co., Class A	800	44,240
	Archstone-Smith Trust	1,900	99,009
	Avalonbay Communities, Inc.	700	85,582
	Boston Properties, Inc.	1,025	120,499
	Developers Diversified Realty	1,100	71,610
	Equity Residential Properties Trust	2,650	123,040
	Host Marriott Corp.	4,300	110,252
	Kimco Realty Corp.	2,000	96,140
	Plum Creek Timber Co., Inc.	1,550	61,535
	Prologis	2,200	142,560
	Public Storage, Inc.	1,050	97,986
	Simon Property Group, Inc.	1,900	219,032
	Vornado Realty Trust	1,125	133,459

	TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,404,944

	REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
[8]	CB Richard Ellis Services, Inc.	1,500	50,775

	ROAD & RAIL -- 0.8%
	Burlington Northern Santa Fe Corp.	3,075	269,186
	CSX Corp.	3,800	164,046
	Norfolk Southern Corp.	3,400	181,016
	Union Pacific Corp.	2,300	262,775

	TOTAL ROAD & RAIL		$877,023

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
[8]	Advanced Micro Devices, Inc.	4,600	63,572
	Altera Corp.	3,000	67,620
	Analog Devices, Inc.	2,800	108,136
	Applied Materials, Inc.	11,700	224,874
[8]	Broadcom Corp.	4,100	133,455
	Intel Corp.	49,100	1,055,650
	KLA-Tencor Corp.	1,700	$94,435
[8]	LSI Logic Corp.	6,800	57,800
	Linear Technology Corp.	2,600	97,292
	Maxim Integrated Products, Inc.	2,700	85,644
[8]	Micron Technology, Inc.	6,400	73,408
[8]	NVIDIA Corp.	3,100	101,959
	National Semiconductor Corp.	2,470	64,961
[8]	Novellus Systems, Inc.	1,000	32,370
[8]	PMC-Sierra, Inc.	2,000	15,460
[8]	Teradyne, Inc.	1,500	26,175
	Texas Instruments, Inc.	12,100	415,877
	Xilinx, Inc.	2,700	79,596

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,798,284

	SOFTWARE -- 3.3%
[8]	Adobe Systems, Inc.	5,100	211,956
[8]	Autodesk, Inc.	2,100	86,667
[8]	BMC Software, Inc.	1,850	59,885
	CA, Inc.	3,558	96,991
[8]	Citrix Systems, Inc.	1,700	55,420
[8]	Compuware Corp.	2,900	28,623
[8]	Electronic Arts, Inc.	2,600	131,066
[8]	Intuit, Inc.	2,950	83,928
	Microsoft Corp.	73,000	2,185,620
[8]	Novell, Inc.	2,925	21,353
[8]	Oracle Corp.	34,100	641,080
[8]	Symantec Corp.	8,400	147,840

	TOTAL SOFTWARE		$3,750,429

	SPECIALTY RETAIL -- 1.9%
	Abercrombie & Fitch Co., Class A	750	61,245
[8]	AutoNation, Inc.	1,300	26,572
[8]	AutoZone, Inc.	440	58,538
[8]	Bed Bath & Beyond, Inc.	2,400	97,776
	Best Buy Co., Inc.	3,425	159,776
	Circuit City Stores, Inc.	1,250	21,813
	Gap (The), Inc.	4,700	84,365
	Home Depot, Inc.	17,500	662,725
	Limited Brands	2,900	79,953
	Lowe’s Cos., Inc.	12,900	394,224
[8]	Office Depot, Inc.	2,400	80,688
	Officemax, Inc.	675	33,224
	RadioShack Corp.	1,100	31,977
	Sherwin-Williams Co.	910	58,031
	Staples, Inc.	6,100	151,280
	TJX Cos., Inc.	4,040	$112,676
	Tiffany & Co.	1,100	52,459

	TOTAL SPECIALTY RETAIL		$2,167,322

	TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
[8]	Coach, Inc.	3,200	156,256
	Jones Apparel Group, Inc.	900	30,051
	Liz Claiborne, Inc.	840	37,565
	Nike, Inc., Class B	3,300	177,738
	Polo Ralph Lauren Corp., Class A	500	46,055
	V.F. Corp.	700	61,467

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$509,132

	THRIFTS & MORTGAGE FINANCE -- 1.3%
	Countrywide Financial Corp.	5,100	189,108
	Federal Home Loan Mortgage Corp.	6,000	388,680
	Federal National Mortgage Association	8,300	489,036
	Hudson City Bancorp, Inc.	4,300	57,276
	MGIC Investment Corp.	800	49,288
	Sovereign Bancorp, Inc.	3,340	81,062
	Washington Mutual Bank, Inc.	7,500	314,850

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,569,300

	TOBACCO -- 1.4%
	Altria Group, Inc.	17,900	1,233,668
	Loews Corp.	3,800	179,816
	Reynolds American, Inc.	1,500	96,390
	UST, Inc.	1,400	79,352

	TOTAL TOBACCO		$1,589,226

	TRADING COMPANIES & DISTRIBUTORS -- 0.0%
	Grainger (W.W.), Inc.	605	49,985

	WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
	Alltel Corp.	3,050	191,205
	Sprint Nextel Corp.	25,064	502,032

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$693,237

TOTAL COMMON STOCKS (IDENTIFIED COST $81,320,106)			$112,965,591

2MUTUAL FUND -- 0.0%
	SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	34	$34

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $81,320,140)			$112,965,625

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%			$76,039

TOTAL NET ASSETS -- 100%			$113,041,664

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil, Gas & Consumable Fuels	10.2%
Diversified Financial Services	10.0%
Pharmaceuticals	7.1%
Communications Equipment	5.8%
Industrial Conglomerates	5.0%
Insurance	4.5%
Computers & Peripherals	4.1%
Beverages	3.8%
Software	3.8%
Capital Markets	3.6%
Aerospace & Defense	3.2%
Media	2.5%
Energy Equipment & Services	2.3%
Household Products	2.2%
Machinery	2.2%
Food & Staples Retailing	2.1%
Specialty Retail	2.1%
Diversified Telecommunication Services	2.0%
Biotechnology	1.9%
Health Care Equipment & Supplies	1.9%
Semiconductor Equipment & Products	1.9%
Tobacco	1.8%
Electrical Equipment	1.5%
Internet Software & Services	1.5%
Food Products	1.3%
Health Care Technology	1.3%
Air Freight & Logistics	1.1%
Commercial Banks	1.1%
Consumer Finance	1.0%
Health Care Providers & Services	1.0%
Hotels, Restaurants & Leisure	1.0%
Personal Products	0.9%
Road & Rail	0.9%
Construction & Engineering	0.7%
Multiline Retail	0.7%
Thrifts & Mortgage Finance	0.7%
Commercial Services & Supplies	0.6%
Metals & Mining	0.3%
Cash Equivalents[2]	0.0%
Other Assets and Liabilities -- Net[3]	0.4%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investment in money market mutual funds and any investment in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 99.6%
	AEROSPACE & DEFENSE -- 3.2%
	Lockheed Martin Corp.	44,900	$4,316,686
	Precision Castparts Corp.	29,500	3,071,245

	TOTAL AEROSPACE & DEFENSE		$7,387,931

	AIR FREIGHT & LOGISTICS -- 1.1%
	United Parcel Service, Inc.	37,017	2,607,107

	BEVERAGES -- 3.8%
	Coca-Cola Co.	102,538	5,351,458
	PepsiCo, Inc.	55,174	3,646,450

	TOTAL BEVERAGES		$8,997,908

	BIOTECHNOLOGY -- 1.9%
[8]	Amgen, Inc.	47,630	3,054,988
[8]	Gilead Sciences, Inc.	17,000	1,389,240

	TOTAL BIOTECHNOLOGY		$4,444,228

	CAPITAL MARKETS -- 3.6%
	Lehman Brothers Holdings, Inc.	53,583	4,033,728
	Morgan Stanley	52,842	4,439,256

	TOTAL CAPITAL MARKETS		$8,472,984

	COMMERCIAL BANKS -- 1.1%
	Wachovia Corp.	47,197	2,621,321

	COMMERCIAL SERVICES & SUPPLIES -- 0.6%
	Waste Management, Inc.	40,000	1,496,400

	COMMUNICATIONS EQUIPMENT -- 5.8%
[8]	Cisco Systems, Inc.	194,341	5,196,678
[8]	Corning, Inc.	95,320	2,260,990
	Harris Corp.	45,000	2,310,750
	Qualcomm, Inc.	88,182	3,862,372

	TOTAL COMMUNICATIONS EQUIPMENT		$13,630,790

	COMPUTERS & PERIPHERALS -- 4.1%
[8]	Apple, Inc.	15,500	1,546,900
[8]	EMC Corp. Mass	83,000	1,259,940
	Hewlett-Packard Co.	78,199	3,295,306
	IBM Corp.	34,200	3,495,582

	TOTAL COMPUTERS & PERIPHERALS		$9,597,728

	CONSTRUCTION & ENGINEERING -- 0.7%
[8]	Foster Wheeler Ltd.	24,418	1,680,691

	CONSUMER FINANCE -- 1.0%
	Capital One Financial Corp.	32,390	2,405,281

	DIVERSIFIED FINANCIAL SERVICES -- 10.0%
	Bank of America Corp.	140,500	$7,151,450
	CIT Group, Inc.	76,811	4,581,776
	Citigroup, Inc.	137,000	7,345,940
	Goldman Sachs Group, Inc.	6,800	1,486,548
	J.P. Morgan Chase & Co.	55,989	2,917,027

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$23,482,741

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
	AT&T, Inc.	71,073	2,751,947
	Verizon Communications	49,511	1,890,330

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$4,642,277

	ELECTRICAL EQUIPMENT -- 1.5%
	Rockwell Automation, Inc.	57,007	3,394,197

	ENERGY EQUIPMENT & SERVICES -- 2.3%
	ENSCO International, Inc.	44,600	2,514,548
	Schlumberger Ltd.	38,406	2,835,515

	TOTAL ENERGY EQUIPMENT & SERVICES		$5,350,063

	FOOD & STAPLES RETAILING -- 2.1%
	Sysco Corp.	67,372	2,205,759
	Wal-Mart Stores, Inc.	54,416	2,607,615

	TOTAL FOOD & STAPLES RETAILING		$4,813,374

	FOOD PRODUCTS -- 1.3%
	Hershey Foods Corp.	28,800	1,582,848
	Kraft Foods, Inc., Class A	42,140	1,410,426

	TOTAL FOOD PRODUCTS		$2,993,274

	HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
[8]	Cytyc Corp.	58,302	2,053,980
[8]	Zimmer Holdings, Inc.	27,300	2,470,104

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,524,084

	HEALTH CARE PROVIDERS & SERVICES -- 1.0%
[8]	Express Scripts, Inc., Class A	24,500	2,340,975

	HEALTH CARE TECHNOLOGY -- 1.3%
[8]	Cerner Corp.	38,200	2,033,768
	IMS Health, Inc.	36,555	1,072,158

	TOTAL HEALTH CARE TECHNOLOGY		$3,105,926

	HOTELS, RESTAURANTS & LEISURE -- 1.0%
	Carnival Corp.	50,106	2,449,682

	HOUSEHOLD PRODUCTS -- 2.2%
	Procter & Gamble Co.	79,568	$5,117,018

	INDUSTRIAL CONGLOMERATES -- 5.0%
	3M Co.	29,614	2,451,151
	General Electric Co.	251,000	9,251,860

	TOTAL INDUSTRIAL CONGLOMERATES		$11,703,011

	INSURANCE -- 4.5%
	American International Group, Inc.	93,284	6,521,484
	Cincinnati Financial Corp.	42,385	1,917,497
	Lincoln National Corp.	28,000	1,992,200

	TOTAL INSURANCE		$10,431,181

	INTERNET SOFTWARE & SERVICES -- 1.5%
[8]	Google Inc.	7,375	3,476,428

	MACHINERY -- 2.2%
	Caterpillar, Inc.	27,000	1,960,740
	Harsco Corp.	64,500	3,289,500

	TOTAL MACHINERY		$5,250,240

	MEDIA -- 2.5%
[8]	Comcast Corp., Class A	152,200	4,057,652
	News Corp., Inc.	80,513	1,802,686

	TOTAL MEDIA		$5,860,338

	METALS & MINING -- 0.3%
	Cleveland Cliffs, Inc.	10,300	713,687

	MULTILINE RETAIL -- 0.7%
	Penney (J.C.) Co., Inc.	22,000	1,739,980

	OIL, GAS & CONSUMABLE FUELS -- 10.2%
	Chevron Corp.	88,379	6,875,002
	ConocoPhillips	65,243	4,524,602
	EOG Resources, Inc.	29,151	2,140,850
	Exxon Mobil Corp.	131,319	10,424,102

	TOTAL OIL, GAS & CONSUMABLE FUELS		$23,964,556

	PERSONAL PRODUCTS -- 0.9%
	Estee Lauder Cos., Inc., Class A	40,000	2,056,800

	PHARMACEUTICALS -- 7.1%
	Abbott Laboratories	26,500	1,500,430
	Eli Lilly & Co.	41,645	2,462,469
	Johnson & Johnson	77,500	4,977,050
	Novartis AG, ADR	50,996	2,962,358
	Pfizer, Inc.	94,857	2,509,916
	Wyeth	39,794	2,208,567

	TOTAL PHARMACEUTICALS		$16,620,790

	ROAD & RAIL -- 0.9%
	Burlington Northern Santa Fe Corp.	24,802	$2,171,167

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.9%
	Intel Corp.	110,127	2,367,731
	Texas Instruments, Inc.	62,282	2,140,632

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$4,508,363

	SOFTWARE -- 3.8%
[8]	Autodesk, Inc.	58,500	2,414,295
[8]	Electronic Arts, Inc.	19,500	982,995
	Microsoft Corp.	184,000	5,508,960

	TOTAL SOFTWARE		$8,906,250

	SPECIALTY RETAIL -- 2.1%
	Home Depot, Inc.	71,145	2,694,261
	Staples, Inc.	85,951	2,131,585

	TOTAL SPECIALTY RETAIL		$4,825,846

	THRIFTS & MORTGAGE FINANCE -- 0.7%
	Radian Group, Inc.	28,041	1,629,463

	TOBACCO -- 1.8%
	Altria Group, Inc.	60,894	4,196,815

TOTAL COMMON STOCKS (IDENTIFIED COST $168,195,672)			$233,610,895

2MUTUAL FUND -- 0.0%
	SSgA Money Market Fund, 4.96% (AT NET ASSET VALUE)	113	$113

TOTAL INVESTMENTS -- 99.6% (IDENTIFIED COST $168,195,785)			$233,611,008

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%			$861,910

TOTAL NET ASSETS -- 100%			$234,472,918

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Oil, Gas & Consumable Fuels	11.0%
Pharmaceuticals	8.8%
Communications Equipment	6.5%
Computers & Peripherals	4.6%
Household Products	4.6%
Software	4.3%
Industrial Conglomerates	3.8%
Insurance	3.8%
Specialty Retail	3.6%
Beverages	3.4%
Internet Software & Services	3.4%
Health Care Providers & Services	3.1%
Semiconductors & Semiconductor Equipment	3.1%
Energy Equipment & Services	2.9%
Food & Staples Retailing	2.9%
Biotechnology	2.6%
Consumer Finance	2.3%
Multiline Retail	2.2%
Health Care Equipment & Supplies	1.8%
Tobacco	1.8%
Life Sciences Tools & Services	1.6%
Health Care Technology	1.6%
Capital Markets	1.5%
Food Products	1.4%
Aerospace & Defense	1.3%
Air Freight & Logistics	1.2%
Hotels, Restaurants & Leisure	1.1%
Media	1.0%
Commercial Banks	0.9%
Textile, Apparel & Luxury Goods	0.9%
Electrical Equipment	0.8%
Metals & Mining	0.8%
Machinery	0.7%
Personal Products	0.7%
Construction & Engineering	0.6%
Thrifts & Mortgage Finance	0.5%
Cash Equivalents[2]	3.4%
Other Assets and Liabilities -- Net[3]	(0.5)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investment in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 97.1%
	AEROSPACE & DEFENSE -- 1.3%
	Boeing Co.	3,000	$279,000
	United Technologies Corp.	6,400	429,632

	TOTAL AEROSPACE & DEFENSE		$708,632

	AIR FREIGHT & LOGISTICS -- 1.2%
	United Parcel Service, Inc.	8,900	626,827

	BEVERAGES -- 3.4%
	Coca-Cola Co.	10,600	553,214
	PepsiCo, Inc.	18,300	1,209,447

	TOTAL BEVERAGES		$1,762,661

	BIOTECHNOLOGY -- 2.6%
[8]	Amgen, Inc.	10,100	647,814
[8]	Genentech, Inc.	4,700	375,953
[8]	Gilead Sciences, Inc.	4,300	351,396

	TOTAL BIOTECHNOLOGY		$1,375,163

	CAPITAL MARKETS -- 1.5%
	Lehman Brothers Holdings, Inc.	6,800	511,904
	Morgan Stanley	3,500	294,035

	TOTAL CAPITAL MARKETS		$805,939

	COMMERCIAL BANKS -- 0.9%
	Wachovia Corp.	9,000	499,860

	COMMUNICATIONS EQUIPMENT -- 6.5%
[8]	Cisco Systems, Inc.	48,700	1,302,238
[8]	Corning, Inc.	31,800	754,296
	Motorola, Inc.	11,200	194,096
	Qualcomm, Inc.	26,000	1,138,800

	TOTAL COMMUNICATIONS EQUIPMENT		$3,389,430

	COMPUTERS & PERIPHERALS -- 4.6%
[8]	Apple, Inc.	3,400	339,320
[8]	Dell, Inc.	9,600	242,016
[8]	EMC Corp. Mass	22,500	341,550
	Hewlett-Packard Co.	5,100	214,914
	IBM Corp.	12,300	1,257,183

	TOTAL COMPUTERS & PERIPHERALS		$2,394,983

	CONSTRUCTION & ENGINEERING -- 0.6%
[8]	Foster Wheeler Ltd.	4,600	316,618

	CONSUMER FINANCE -- 2.3%
	American Express Co.	8,700	527,829
	Capital One Financial Corp.	9,000	668,340

	TOTAL CONSUMER FINANCE		$1,196,169

	ELECTRICAL EQUIPMENT -- 0.8%
	Rockwell Automation, Inc.	7,500	446,550

	ENERGY EQUIPMENT & SERVICES -- 2.9%
	ENSCO International, Inc.	5,300	298,814
	Schlumberger Ltd.	8,900	$657,087
[8]	Weatherford International Ltd.	10,500	551,145

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,507,046

	FOOD & STAPLES RETAILING -- 2.9%
	Sysco Corp.	15,900	520,566
	Wal-Mart Stores, Inc.	20,500	982,360

	TOTAL FOOD & STAPLES RETAILING		$1,502,926

	FOOD PRODUCTS -- 1.4%
	Hershey Foods Corp.	7,600	417,696
	Kraft Foods, Inc., Class A	9,480	317,296

	TOTAL FOOD PRODUCTS		$734,992

	HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
[8]	Cytyc Corp.	11,500	405,145
[8]	Intuitive Surgical, Inc.	2,100	272,286
[8]	Zimmer Holdings, Inc.	2,900	262,392

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$939,823

	HEALTH CARE PROVIDERS & SERVICES -- 3.1%
[8]	Express Scripts, Inc., Class A	4,100	391,755
[8]	Pediatrix Medical Group	8,000	456,400
[8]	Psychiatric Solutions, Inc.	7,200	252,504
	UnitedHealth Group, Inc.	9,500	504,070

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,604,729

	HEALTH CARE TECHNOLOGY -- 1.6%
[8]	Allscripts Healthcare Solutions, Inc.	15,700	415,265
[8]	Cerner Corp.	7,700	409,948

	TOTAL HEALTH CARE TECHNOLOGY		$825,213

	HOTELS, RESTAURANTS & LEISURE -- 1.1%
	Hilton Hotels Corp.	10,500	357,000
[8]	Starbucks Corp.	6,500	201,630

	TOTAL HOTELS, RESTAURANTS & LEISURE		$558,630

	HOUSEHOLD PRODUCTS -- 4.6%
	Colgate-Palmolive Co.	3,800	257,412
	Procter & Gamble Co.	34,000	2,186,540

	TOTAL HOUSEHOLD PRODUCTS		$2,443,952

	INDUSTRIAL CONGLOMERATES -- 3.8%
	3M Co.	5,000	413,850
	General Electric Co.	43,000	1,584,980

	TOTAL INDUSTRIAL CONGLOMERATES		$1,998,830

	INSURANCE -- 3.8%
	American International Group, Inc.	21,000	1,468,110
	The St. Paul Travelers Cos., Inc.	10,000	541,000

	TOTAL INSURANCE		$2,009,110

	INTERNET SOFTWARE & SERVICES -- 3.4%
[8]	eBay, Inc.	4,800	$162,912
[8]	Google Inc.	2,500	1,178,450
	Walt Disney Co.	7,700	269,346
[8]	Yahoo, Inc.	5,600	157,024

	TOTAL INTERNET SOFTWARE & SERVICES		$1,767,732

	LIFE SCIENCES TOOLS & SERVICES -- 1.6%
	Pharmaceutical Product Development, Inc.	12,000	432,840
[8]	Thermo Electron Corp.	8,300	432,098

	TOTAL LIFE SCIENCES TOOLS & SERVICES		$864,938

	MACHINERY -- 0.7%
	Caterpillar, Inc.	2,500	181,550
	Joy Global, Inc.	4,000	202,520

	TOTAL MACHINERY		$384,070

	MEDIA -- 1.0%
	News Corp., Inc.	24,500	548,555

	METALS & MINING -- 0.8%
	Companhia Vale Do Rio Doce, ADR	10,000	406,100

	MULTILINE RETAIL -- 2.2%
[8]	Kohl’s Corp.	2,900	214,716
	Penney (J.C.) Co., Inc.	3,100	245,179
[8]	Sears Holdings Corp.	800	152,728
	Target Corp.	9,000	534,330

	TOTAL MULTILINE RETAIL		$1,146,953

	OIL, GAS & CONSUMABLE FUELS -- 11.0%
	Chevron Corp.	7,300	567,867
	ConocoPhillips	5,400	374,490
	Devon Energy Corp.	7,800	568,386
	Exxon Mobil Corp.	43,800	3,476,844
	Peabody Energy Corp.	6,800	326,264
[8]	Southwestern Energy Co.	7,500	315,000
	XTO Energy, Inc.	2,300	124,821

	TOTAL OIL, GAS & CONSUMABLE FUELS		$5,753,672

	PERSONAL PRODUCTS -- 0.7%
	Estee Lauder Cos., Inc., Class A	7,000	359,940

	PHARMACEUTICALS -- 8.8%
	Abbott Laboratories	5,100	288,762
	Eli Lilly & Co.	11,800	697,734
	Johnson & Johnson	24,600	1,579,812
	Novartis AG, ADR	6,600	383,394
	Pfizer, Inc.	25,000	661,500
	Wyeth	18,100	1,004,550

	TOTAL PHARMACEUTICALS		$4,615,752

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
[8]	Advanced Micro Devices, Inc.	18,000	$248,760
[8]	Broadcom Corp., Class A	8,000	260,400
	Intel Corp.	22,000	473,000
[8]	MEMC Electronic Materials, Inc.	4,900	268,912
	Texas Instruments, Inc.	11,000	378,070

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$1,629,142

	SOFTWARE -- 4.3%
[8]	Citrix Systems, Inc.	10,000	326,000
[8]	Intuit, Inc.	8,500	241,825
	Microsoft Corp.	38,500	1,152,690
[8]	Oracle Corp.	29,500	554,600

	TOTAL SOFTWARE		$2,275,115

	SPECIALTY RETAIL -- 3.6%
[8]	Bed Bath & Beyond, Inc.	5,200	211,848
	Best Buy Co., Inc.	5,300	247,245
	Home Depot, Inc.	19,000	719,530
	Lowe’s Cos., Inc.	15,500	473,680
	Staples, Inc.	10,000	248,000

	TOTAL SPECIALTY RETAIL		$1,900,303

	TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
[8]	Coach, Inc.	4,000	195,320
	Nike, Inc., Class B	5,600	301,616

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$496,936

	THRIFTS & MORTGAGE FINANCE -- 0.5%
	Radian Group, Inc.	4,500	261,495

	TOBACCO -- 1.8%
	Altria Group, Inc.	13,700	944,204

TOTAL COMMON STOCKS (IDENTIFIED COST $43,414,784)			$51,002,990

2MUTUAL FUNDS -- 3.4%
[7]	MTB Prime Money Market Fund, Corporate Shares, 4.86%	1,774,884	1,774,884
	SSgA Money Market Fund, 4.96%	1	1

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,774,885

TOTAL INVESTMENTS -- 100.5% (IDENTIFIED COST $45,189,669)			$52,777,875

OTHER ASSETS AND LIABILITIES -- NET -- (0.5)%			$(279,069)

TOTAL NET ASSETS -- 100%			$52,498,806

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Pharmaceuticals	7.7%
Health Care Providers & Services	5.3%
Specialty Retail	5.3%
Communications Equipment	5.0%
Insurance	4.7%
Oil & Gas	4.5%
Diversified Financial Services	4.2%
Oil, Gas & Consumable Fuels	4.1%
Software	3.7%
Computers & Peripherals	3.6%
Semiconductor Equipment & Products	3.5%
Energy Equipment & Services	2.9%
Health Care Equipment & Supplies	2.9%
Household Products	2.9%
Industrial Conglomerates	2.9%
Biotechnology	2.6%
Internet Software & Services	2.5%
Machinery	2.2%
Beverages	2.1%
Capital Markets	2.1%
Multiline Retail	1.9%
Food & Staples Retailing	1.8%
Metals & Mining	1.7%
Air Freight & Logistics	1.5%
Commercial Services & Supplies	1.5%
Aerospace & Defense	1.4%
Consumer Finance	1.4%
Construction & Engineering	1.3%
Electrical Equipment	1.1%
Food Products	1.1%
Hotels, Restaurants & Leisure	1.1%
Media	1.1%
Tobacco	1.1%
Textiles, Apparel & Luxury Goods	1.0%
Commercial Banks	0.8%
IT Services	0.8%
Household Durables	0.5%
Personal Products	0.5%
Internet & Catalog Retail	0.3%
Auto Components	0.2%
Electronic Equipment & Instruments	0.2%
Life Sciences Tools & Services	0.2%
Trading Companies & Distributors	0.2%
Airlines	0.1%
Chemicals	0.1%
Containers & Packaging	0.1%
Paper & Forest Products	0.1%
Transportation Infrastructure	0.1%
Wireless Telecommunication Services	0.1%
Cash Equivalents[2]	2.4%
Other Assets and Liabilities -- Net[3]	(0.4)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.0%
	AEROSPACE & DEFENSE -- 1.4%
	Boeing Co.	1,500	$139,500
	Precision Castparts Corp.	2,100	218,631
[8]	Teledyne Technologies, Inc.	1,200	52,932
	United Technologies Corp.	3,300	221,529

	TOTAL AEROSPACE & DEFENSE		$632,592

	AIR FREIGHT & LOGISTICS -- 1.5%
	C.H. Robinson Worldwide, Inc.	1,800	96,228
	Expeditors International WA, Inc.	4,700	196,460
[8]	Hub Group, Inc.	1,600	57,600
	United Parcel Service, Inc., Class B	4,600	323,978

	TOTAL AIR FREIGHT & LOGISTICS		$674,266

	AIRLINES -- 0.1%
[8]	Airtran Holdings, Inc.	2,500	27,525
	Gol Linhas Aereas Inteligentes	34	0

	TOTAL AIRLINES		$27,525

	AUTO COMPONENTS -- 0.2%
[8]	Lear Corp.	1,000	36,720
[8]	SORL Autoparts, Inc.	4,600	39,560
	Titan International, Inc.	1,000	28,180

	TOTAL AUTO COMPONENTS		$104,460

	BEVERAGES -- 2.1%
	Coca-Cola Co.	5,600	$292,264
	PepsiCo, Inc.	9,700	641,073

	TOTAL BEVERAGES		$933,337

	BIOTECHNOLOGY -- 2.6%
[8]	Alkermes, Inc.	2,600	42,718
[8]	Amgen, Inc.	5,200	333,528
[8]	Biomarin Pharmaceutical, Inc.	1,900	30,704
[8]	Calypte Biomedical Corp.	488,542	4,804
[8]	Cubist Pharmaceuticals, Inc.	1,000	21,450
[8]	Digene Corp.	500	22,925
[8]	Genentech, Inc.	2,500	199,975
[8]	Gilead Sciences, Inc.	2,200	179,784
[8]	Martek Biosciences Corp.	3,600	77,724
[8]	Medarex, Inc.	3,300	45,177
[8]	Onyx Pharmaceuticals, Inc.	1,300	34,788
[8]	PDL BioPharma, Inc.	5,000	126,300

	TOTAL BIOTECHNOLOGY		$1,119,877

	CAPITAL MARKETS -- 2.1%
[8]	Affiliated Managers Group, Inc.	1,200	141,156
[8]	Investment Technology Group, Inc.	2,000	75,680
	Legg Mason, Inc.	700	69,433
	Lehman Brothers Holdings, Inc.	3,500	263,480
	Morgan Stanley	1,800	151,218
	Oppenheimer Holdings, Inc.	900	35,100
	OptionsXpress Holdings, Inc.	1,800	$44,424
[8]	Penson Worldwide, Inc.	700	18,774
[8]	Piper Jaffray Cos., Inc.	1,600	102,096

	TOTAL CAPITAL MARKETS		$901,361

	CHEMICALS -- 0.1%
[8]	Hercules, Inc.	2,000	37,680

	COMMERCIAL BANKS -- 0.8%
	Wachovia Corp.	4,800	266,592
	Zions Bancorp	1,060	86,708

	TOTAL COMMERCIAL BANKS		$353,300

	COMMERCIAL SERVICES & SUPPLIES -- 1.5%
[8]	CRA International, Inc.	500	25,785
[8]	Consolidated Graphics, Inc.	600	45,150
[8]	DG Fastchannel, Inc.	1,500	27,285
	Deluxe Corp.	1,300	49,205
	Knoll, Inc.	1,800	41,796
[8]	Korn/Ferry International	1,500	35,355
[8]	Laureate Education, Inc.	2,050	121,052
	Multi Color Corp.	1,000	37,820
[8]	Paxar Corp.	1,600	48,016
	Snap On, Inc.	600	32,700
[8]	Spherion Corp.	4,300	36,765
[8]	Standard Packaging Corp.	230	7,758
[8]	Vertrue, Inc.	800	37,856
[8]	Waste Connections, Inc.	3,300	102,861

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$649,404

	COMMUNICATIONS EQUIPMENT -- 5.0%
	Adtran, Inc.	3,700	94,165
[8]	Cisco Systems, Inc.	25,500	681,870
[8]	CommScope, Inc.	900	41,985
[8]	Comtech Telecommunications Corp.	1,000	37,850
[8]	Corning, Inc.	17,400	412,728
[8]	F5 Networks, Inc.	300	23,034
	Harris Corp.	3,500	179,725
	Motorola, Inc.	6,000	103,980
	Qualcomm, Inc.	13,500	591,300

	TOTAL COMMUNICATIONS EQUIPMENT		$2,166,637

	COMPUTERS & PERIPHERALS -- 3.6%
[8]	Apple Computer, Inc.	1,800	179,640
[8]	Dell, Inc.	5,000	126,050
	EMC Corp. Mass	11,800	179,124
[8]	Electronics for Imaging, Inc.	5,700	152,019
	Hewlett Packard Co.	2,700	113,778
	IBM Corp.	6,500	$664,365
[8]	Logitech International SA	1,300	34,983
[8]	On Track Innovations Ltd.	900	7,380
	Seagate Technology Holdings	3,600	79,740
[8]	Xyratex Ltd.	1,100	24,618

	TOTAL COMPUTERS & PERIPHERALS		$1,561,697

	CONSTRUCTION & ENGINEERING -- 1.3%
[8]	EMCOR Group, Inc.	600	37,614
[8]	Foster Wheeler Ltd.	4,900	337,267
[8]	Mastec, Inc.	2,300	26,381
[8]	McDermott International, Inc.	3,200	171,712

	TOTAL CONSTRUCTION & ENGINEERING		$572,974

	CONSTRUCTION MATERIALS -- 0.0%
[8]	Headwaters, Inc.	1,000	21,670

	CONSUMER FINANCE -- 1.4%
	American Express Co.	4,500	273,015
	Capital One Financial Corp.	4,700	349,022

	TOTAL CONSUMER FINANCE		$622,037

	CONTAINERS & PACKAGING -- 0.1%
	Greif, Inc.	650	36,140

	DIVERSIFIED FINANCIAL SERVICES -- 4.2%
	CIT Group, Inc.	2,600	155,090
	CapitalSource, Inc.	3,944	101,637
[8]	InterContinentalExchange, Inc.	800	101,600
	International Securities Exchange, Inc., Class A	800	53,352
	iShares Russell 1000 Growth Index	18,100	1,053,963
	iShares Russell 2000 Growth Index	700	57,848
	iShares Russell 2000 Index	1,000	80,740
	iShares S&P Mid Cap 400 Growth Index	2,700	234,414
	Sws Group, Inc.	700	18,193

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,856,837

	DIVERSIFIED MACHINERY -- 0.0%
	Robbins & Myers, Inc.	400	15,372

	ELECTRICAL EQUIPMENT -- 1.1%
	Acuity Brands, Inc.	700	41,384
[8]	Enersys	2,300	37,467
	Rockwell Automation, Inc.	6,200	369,148
[8]	Suntech Power Holdings Co., Ltd.	1,000	36,280

	TOTAL ELECTRICAL EQUIPMENT		$484,279

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
[8]	Benchmark Electronics, Inc.	1,000	21,180
[8]	Zygo Corp.	3,400	54,434

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$75,614

	ENERGY EQUIPMENT & SERVICES -- 2.9%
[8]	Dynegy, Inc., Class A	4,800	$45,168
	ENSCO International, Inc.	4,100	231,158
[8]	Grant Prideco, Inc.	3,000	154,620
[8]	Infrasource	1,700	56,746
[8]	NATCO Group, Inc.	300	11,460
	Schlumberger Ltd.	4,700	347,001
[8]	Weatherford International Ltd.	8,000	419,920

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,266,073

	FOOD & STAPLES RETAILING -- 1.8%
	Sysco Corp.	8,200	268,468
	Wal-Mart Stores, Inc.	10,700	512,744

	TOTAL FOOD & STAPLES RETAILING		$781,212

	FOOD PRODUCTS -- 1.1%
	Hershey Co.	4,000	219,840
	Imperial Sugar Co.	1,300	38,688
	Kraft Foods, Inc.	4,982	166,748
[8]	Ralcorp Holdings, Inc.	600	39,486

	TOTAL FOOD PRODUCTS		$464,762

	HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
[8]	AngioDynamics, Inc.	2,600	43,264
[8]	Cantel Med Corp.	1,300	23,816
[8]	Cytyc Corp.	12,200	429,806
	Dentsply International, Inc.	3,600	120,276
[8]	Hologic, Inc.	1,200	69,060
[8]	Intuitive Surgical, Inc.	2,150	278,769
[8]	Medicines Co.	500	11,390
[8]	Mentor Corp.	2,000	32,360
	STERIS Corp.	800	20,448
[8]	Varian Medical Systems, Inc.	1,960	82,732
[8]	Zimmer Holdings, Inc.	1,600	144,768

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,256,689

	HEALTH CARE PROVIDERS & SERVICES -- 5.3%
[8]	Allscripts Healthcare Solutions	14,400	380,880
[8]	Arqule, Inc.	2,000	17,560
[8]	Cerner Corp.	6,850	364,694
[8]	Cross Country Healthcare, Inc.	1,100	21,659
[8]	Express Scripts, Inc.	3,200	305,760
[8]	Health Net, Inc.	2,000	108,120
	IMS Health, Inc.	3,550	104,121
[8]	Pediatrix Medical Group	6,200	353,710
[8]	Psychiatric Solutions, Inc.	10,700	375,249
[8]	Sierra Health Services, Inc.	800	33,136
	UnitedHealth Group, Inc.	5,200	$275,912

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,340,801

	HOTELS, RESTAURANTS & LEISURE -- 1.1%
	Brinker International, Inc.	3,600	111,960
	Hilton Hotels Corp.	5,500	187,000
[8]	Shuffle Master, Inc.	4,700	80,041
[8]	Starbucks Corp.	3,500	108,570

	TOTAL HOTELS, RESTAURANTS & LEISURE		$487,571

	HOUSEHOLD DURABLES -- 0.5%
	Harman International Industries, Inc.	865	105,435
[8]	Jarden Corp.	1,500	63,210
[8]	Toll Brothers, Inc.	1,650	49,137

	TOTAL HOUSEHOLD DURABLES		$217,782

	HOUSEHOLD PRODUCTS -- 2.9%
	Colgate-Palmolive Co.	2,000	135,480
	Procter & Gamble Co.	17,900	1,151,149

	TOTAL HOUSEHOLD PRODUCTS		$1,286,629

	IT SERVICES -- 0.8%
[8]	Checkfree Corp.	2,300	77,418
[8]	Cognizant Technology Solutions Corp., Class A	1,000	89,400
[8]	MPS Group, Inc.	2,700	36,963
[8]	Saic, Inc.	2,100	38,409
[8]	Sykes Enterprises, Inc.	2,300	42,458
[8]	VeriFone Holdings, Inc.	900	31,761
[8]	Websense, Inc.	1,200	29,652

	TOTAL IT SERVICES		$346,061

	INDUSTRIAL CONGLOMERATES -- 2.9%
	3M Co.	2,600	215,202
	General Electric Co.	22,500	829,350
[8]	Thermo Fisher Scientific, Inc.	4,500	234,270

	TOTAL INDUSTRIAL CONGLOMERATES		$1,278,822

	INSURANCE -- 4.7%
	American International Group, Inc.	11,600	810,956
	Fidelity National Title Group, Inc.	1,197	60,484
	HCC Insurance Holdings, Inc.	7,300	223,818
	IPC Holdings Ltd. Bermuda	1,400	41,972
	Lincoln National Corp.	900	64,035
[8]	Navigators Group, Inc.	1,000	51,090
	Platinum Underwriters Holdings Ltd.	1,600	54,752
[8]	Proassurance Corp.	2,400	129,216
	Radian Group, Inc.	5,000	290,550
	The St. Paul Travelers Cos., Inc.	5,000	270,500
[8]	United America Indemnity Ltd.	1,700	42,466

	TOTAL INSURANCE		$2,039,839

	INTERNET & CATALOG RETAIL -- 0.3%
[8]	eBay, Inc.	2,700	$91,638
[8]	Insight Enterprises, Inc.	2,000	39,640

	TOTAL INTERNET & CATALOG RETAIL		$131,278

	INTERNET SOFTWARE & SERVICES -- 2.5%
[8]	Aquantive, Inc.	1,500	45,915
[8]	Citrix Systems, Inc.	7,500	244,500
[8]	Google, Inc., Class A	1,400	659,932
	Imergent, Inc.	600	15,414
[8]	Loopnet, Inc.	1,500	27,495
[8]	Yahoo, Inc.	3,000	84,120

	TOTAL INTERNET SOFTWARE & SERVICES		$1,077,376

	LIFE SCIENCES TOOLS & SERVICES -- 0.2%
[8]	Invitrogen Corp.	1,700	111,299

	MACHINERY -- 2.2%
	Caterpillar, Inc.	1,300	94,406
	Graco, Inc.	4,600	181,700
	Harsco Corp.	4,900	249,900
	Joy Global, Inc.	6,900	349,347
	Wabtec Corp.	2,800	104,020

	TOTAL MACHINERY		$979,373

	MEDIA -- 1.1%
	Belo Corp.	1,800	34,686
	News Corp., Class A	13,000	291,070
	Walt Disney Co.	4,000	139,920

	TOTAL MEDIA		$465,676

	METALS & MINING -- 1.7%
[8]	Century Aluminum Co.	1,400	66,234
	Cleveland Cliffs, Inc.	1,250	86,613
	Companhia Vale do Rio Doce	5,200	211,172
[8]	Ladish Company, Inc.	1,000	40,660
	Market Vectors ETF Trust	600	23,730
	Massey Energy Corp.	1,600	43,088
	Peabody Energy Corp.	3,500	167,930
	Steel Dynamics, Inc.	900	39,879
[8]	US Gold Corp.	4,300	25,370
	Walter Inds., Inc.	900	26,748
	Yamana Gold, Inc.	900	12,573

	TOTAL METALS & MINING		$743,997

	MULTILINE RETAIL -- 1.9%
[8]	China 3C Group	3,558	24,372
	JC Penney, Inc.	3,300	260,997
[8]	Kohl’s Corp.	1,600	118,464
	Nordstrom, Inc.	1,400	$76,888
[8]	Sears Holdings Corp.	400	76,364
	Target Corp.	4,700	279,039

	TOTAL MULTILINE RETAIL		$836,124

	OIL & GAS -- 4.5%
	ExxonMobil Corp.	22,700	1,801,926
[8]	Petrohawk Energy Corp.	1,600	23,120
[8]	Trico Marine Services, Inc.	700	27,097
	XTO Energy, Inc.	2,500	135,675

	TOTAL OIL & GAS		$1,987,818

	OIL, GAS & CONSUMABLE FUELS -- 4.1%
	Chevron Corp.	3,800	295,602
	ConocoPhillips	2,800	194,180
	CONSOL Energy, Inc.	600	25,122
[8]	Denbury Resources, Inc.	3,500	115,815
	Devon Energy Corp.	4,100	298,767
	Foundation Coal Holdings, Inc.	1,100	43,329
	Frontier Oil Corp.	1,100	38,863
	Holly Corp.	650	41,340
[8]	Newfield Exploration Co.	2,200	96,250
	Noble Energy, Inc.	3,800	223,478
	Pioneer National Resources Co.	1,100	55,220
[8]	Southwestern Energy Co.	7,800	327,600
[8]	USEC, Inc.	900	18,153

	TOTAL OIL, GAS & CONSUMABLE FUELS		$1,773,719

	PAPER & FOREST PRODUCTS -- 0.1%
[8]	Mercer International, Inc.	2,200	26,972

	PERSONAL PRODUCTS -- 0.5%
	Alberto Culver Co.	1,500	36,435
	Estee Lauder Cos., Inc., Class A	3,700	190,254

	TOTAL PERSONAL PRODUCTS		$226,689

	PHARMACEUTICALS -- 7.7%
	Abbott Laboratories	2,800	158,536
[8]	Cephalon, Inc.	1,000	79,610
	Johnson & Johnson	13,200	847,704
	Lilly (Eli) & Co.	6,100	360,693
	Medicis Pharmaceutical Corp., Class A	400	12,160
	Novartis AG, ADR	3,600	209,124
[8]	OSI Pharmaceuticals, Inc.	500	17,350
	Perrigo Co.	7,300	138,700
	Pfizer, Inc.	13,200	349,272
	Pharmaceutical Prod Dev, Inc.	11,200	403,984
[8]	Pozen, Inc.	7,110	103,593
[8]	Sepracor, Inc.	2,908	$156,101
	Wyeth	9,400	521,700

	TOTAL PHARMACEUTICALS		$3,358,527

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.5%
[8]	Advanced Micro Devices, Inc.	9,500	131,290
	ASM International NV	1,600	39,024
[8]	Broadcom Corp.	4,200	136,710
	Intel Corp.	11,700	251,550
[8]	Kulicke & Soffa Inds, Inc.	4,200	41,916
[8]	LSI Corp.	3,900	33,150
[8]	MEMC Electric Material, Inc.	5,400	296,352
[8]	MKS Instruments, Inc.	2,000	53,900
[8]	PMC Sierra, Inc.	17,000	131,410
[8]	RF Micro Devices, Inc.	5,900	36,875
[8]	Tessera Technologies, Inc.	700	29,953
	Texas Instruments, Inc.	5,700	195,909
[8]	Trident Microsystems, Inc.	6,200	131,626

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,509,665

	SOFTWARE -- 3.7%
[8]	Activision, Inc.	7,300	146,000
[8]	Ansys, Inc.	2,700	138,240
[8]	Autodesk, Inc.	2,500	103,175
[8]	Divx, Inc.	1,400	28,224
[8]	Fundtech Ltd.	1,997	30,055
[8]	Intuit, Inc.	8,100	230,445
	Microsoft Corp.	20,000	598,800
[8]	Oracle Corp.	16,000	300,800
[8]	Red Hat, Inc.	1,100	23,254

	TOTAL SOFTWARE		$1,598,993

	SPECIALTY RETAIL -- 5.3%
[8]	99 Cents Only Stores	1,800	25,740
	Abercrombie & Fitch Co., Class A	2,400	195,984
[8]	Aeropostale, Inc.	800	32,920
	American Eagle Outfitters, Inc.	3,450	101,672
[8]	Bed Bath & Beyond, Inc.	2,800	114,072
	Best Buy Co., Inc.	2,800	130,620
[8]	Cache, Inc.	5,400	93,204
[8]	Chicos Fas, Inc.	4,100	108,076
[8]	Children’s Place Retail Stores, Inc.	1,700	89,879
[8]	GameStop Corp., Class A	4,500	149,265
[8]	Hibbett Sports, Inc.	1,200	$34,980
	Home Depot, Inc.	10,000	378,700
	Lowe’s Cos., Inc.	8,000	244,480
	Reitmans CDA Ltd., Class A	6,600	142,953
	Ross Stores, Inc.	3,200	106,080
	Staples, Inc.	5,300	131,440
[8]	United Retail Group, Inc.	2,800	38,724
[8]	Urban Outfitters, Inc.	3,800	97,888
	Williams-Sonoma, Inc.	2,600	91,572

	TOTAL SPECIALTY RETAIL		$2,308,249

	TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
[8]	Coach, Inc.	4,100	200,203
	KellWood Co.	1,200	33,816
[8]	Maidenform Brands, Inc.	1,200	24,468
	Nike, Inc., Class B	3,000	161,580

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$420,067

	TOBACCO -- 1.1%
	Altria Group, Inc.	7,200	496,224

	TRADING COMPANIES & DISTRIBUTORS -- 0.2%
	Fastenal Co.	2,400	98,688

	TRANSPORTATION INFRASTRUCTURE -- 0.1%
	Macquarie Infrastructure Co. Trust	1,000	42,580

	WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
[8]	Crown Castle International Corp.	800	27,472

TOTAL COMMON STOCKS (IDENTIFIED COST $36,674,967)			$42,834,086

[2,7]MUTUAL FUNDS -- 2.4%
	MTB Money Market Fund, A2 Shares, 4.80%	944	944
	MTB Prime Money Market Fund, Corporate Shares, 4.86%	1,035,584	1,035,584

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,036,528

TOTAL INVESTMENTS -- 100.4% (IDENTIFIED COST $37,711,495)			$43,870,614

OTHER ASSETS AND LIABILITIES -- NET -- (0.4)%			$(190,052)

TOTAL NET ASSETS -- 100%			$43,680,562

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Insurance	7.4%
Machinery	5.2%
Electric Utilities	5.1%
Specialty Retail	5.1%
Health Care Providers & Services	3.9%
Oil & Gas	3.8%
Diversified Financial Services	3.7%
Commercial Banks	3.4%
Capital Markets	3.3%
Chemicals	3.1%
Household Durables	2.8%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.2%
Real Estate	2.1%
Semiconductor Equipment & Products	2.1%
Software	2.1%
Energy Equipment & Services	1.9%
IT Services	1.9%
Textiles, Apparel & Luxury Goods	1.9%
Air Freight & Logistics	1.8%
Leisure Equipment & Products	1.8%
Metals & Mining	1.8%
Auto Components	1.6%
Computers & Peripherals	1.5%
Media	1.5%
Communications Equipment	1.4%
Pharmaceuticals	1.4%
Aerospace & Defense	1.3%
Electrical Equipment	1.3%
Multiline Utilities	1.3%
Biotechnology	1.2%
Life Sciences Tools & Services	1.2%
Multiline Retail	1.2%
Paper & Forest Products	1.1%
Beverages	1.0%
Commercial Services & Supplies	1.0%
Construction & Engineering	1.0%
Diversified Telecommunication Services	1.0%
Food & Staples Retailing	1.0%
Pooled Investment Vehicle	1.0%
Food Products	0.8%
Hotels, Restaurants & Leisure	0.8%
Building Products	0.6%
Electronic Equipment & Instruments	0.6%
Industrial Conglomerates	0.5%
Tobacco	0.5%
Airlines	0.4%
Gas Utilities	0.4%
Trading Companies & Distributors	0.4%
Consumer Finance	0.3%
Real Estate Investment Trusts	0.3%
Road & Rail	0.3%
Utilities	0.1%
Cash Equivalents[2]	1.7%
Other Assets and Liabilities -- Net[3]	1.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 97.2%
	AEROSPACE & DEFENSE -- 1.3%
	Goodrich (B.F.) Co.	10,100	$574,084
	Precision Castparts Corp.	12,300	1,280,553

	TOTAL AEROSPACE & DEFENSE		$1,854,637

	AIR FREIGHT & LOGISTICS -- 1.8%
	C.H. Robinson Worldwide, Inc.	11,300	604,098
	Expeditors International Washington, Inc.	27,200	1,136,960
	YRC Worldwide, Inc.	18,500	736,115

	TOTAL AIR FREIGHT & LOGISTICS		$2,477,173

	AIRLINES -- 0.4%
[8]	Alaska Air Group, Inc.	9,300	275,280
[8]	ExpressJet Holdings, Inc.	35,700	213,129

	TOTAL AIRLINES		$488,409

	AUTO COMPONENTS -- 1.6%
	Autoliv, Inc.	20,500	1,192,075
	Bandag, Inc.	9,200	464,048
[8]	Goodyear Tire and Rubber Co.	10,400	345,904
[8]	TravelCenters America LLC	2,470	109,322

	TOTAL AUTO COMPONENTS		$2,111,349

	BEVERAGES -- 1.0%
	PepsiAmericas, Inc.	45,700	$1,103,198
	Pepsi Bottling Group, Inc.	8,300	272,323

	TOTAL BEVERAGES		$1,375,521

	BIOTECHNOLOGY -- 1.2%
[8]	Cephalon, Inc.	5,800	461,738
[8]	Martek Biosciences Corp.	13,800	297,942
[8]	PDL Biopharma, Inc.	34,000	858,840

	TOTAL BIOTECHNOLOGY		$1,618,520

	BUILDING PRODUCTS -- 0.6%
	Masco Corp.	31,200	848,952

	CAPITAL MARKETS -- 3.3%
[8]	Affiliated Managers Group, Inc.	7,200	846,936
	Bear Stearns & Co., Inc.	7,300	1,136,610
	Edwards (AG), Inc.	16,500	1,195,425
	Investment Technology Group	8,100	306,504
	Legg Mason, Inc.	4,300	426,517
[8]	Piper Jaffray Co.	9,400	599,814

	TOTAL CAPITAL MARKETS		$4,511,806

	CHEMICALS -- 3.1%
	Chemtura Corp.	46,000	$507,380
	Eastman Chemical Co.	18,100	1,225,370
	PPG Industries, Inc.	15,600	1,147,848
	RPM International, Inc.	28,700	610,449
	Spartech Corp.	16,800	471,408
	Valspar Corp.	10,400	281,216

	TOTAL CHEMICALS		$4,243,671

	COMMERCIAL BANKS -- 3.4%
	Comerica, Inc.	25,000	1,547,750
	Huntington Bancshares, Inc.	43,300	960,394
	KeyCorp	36,100	1,288,048
	Popular, Inc.	16,500	277,365
	Zions Bancorp	6,300	515,340

	TOTAL COMMERCIAL BANKS		$4,588,897

	COMMERCIAL SERVICES & SUPPLIES -- 1.0%
[8]	Laureate Education, Inc.	12,300	726,315
[8]	Waste Connections, Inc.	19,200	598,464

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,324,779

	COMMUNICATIONS EQUIPMENT -- 1.4%
	Adtran, Inc.	12,100	307,945
[8]	Andrew Corp.	36,300	396,396
[8]	F5 Networks, Inc.	2,300	176,594
	Harris Corp.	20,600	1,057,810

	TOTAL COMMUNICATIONS EQUIPMENT		$1,938,745

	COMPUTERS & PERIPHERALS -- 1.5%
[8]	Electronics for Imaging, Inc.	23,400	624,078
[8]	Lexmark International, Inc.	9,200	501,400
	Seagate Technology	21,200	469,580
[8]	Western Digital Corp.	22,600	399,568

	TOTAL COMPUTERS & PERIPHERALS		$1,994,626

	CONSTRUCTION & ENGINEERING -- 1.0%
[8]	Foster Wheeler Ltd.	10,300	708,949
[8]	McDermott International, Inc.	12,500	670,750

	TOTAL CONSTRUCTION & ENGINEERING		$1,379,699

	CONSUMER FINANCE -- 0.3%
[8]	Americredit Corp.	17,200	433,956

	DIVERSIFIED FINANCIAL SERVICES -- 3.7%
	CIT Group, Inc.	39,300	2,344,245
	CapitalSource, Inc.	23,213	598,199
[8]	Intercontinental Exchange, Inc.	3,200	406,400
	International Secs. Exchange	4,800	320,112
	Loews Corp.	9,900	468,468
	Principal Financial Group	12,600	$799,974

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,937,398

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
	CenturyTel, Inc.	27,800	1,280,190

	ELECTRIC UTILITIES -- 5.1%
	American Electric Power Co., Inc.	33,600	1,687,392
	Edison International	8,700	455,445
	PNM Resources, Inc.	34,200	1,113,210
	Pinnacle West Capital Corp.	21,800	1,052,722
	Puget Energy, Inc.	40,300	1,040,546
	Xcel Energy, Inc.	66,000	1,589,940

	TOTAL ELECTRIC UTILITIES		$6,939,255

	ELECTRICAL EQUIPMENT -- 1.3%
	Rockwell Automation, Inc.	12,700	756,158
	Technitrol, Inc.	13,500	362,205
[8]	Vishay Inter-technology, Inc.	37,900	631,035

	TOTAL ELECTRICAL EQUIPMENT		$1,749,398

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
[8]	Ingram Micro, Inc., Class A	21,700	425,754
[8]	Sanmina SCI Corp.	101,700	350,865

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$776,619

	ENERGY EQUIPMENT & SERVICES -- 1.9%
	Ensco International, Inc.	8,000	451,040
[8]	Grant Prideco, Inc.	20,000	1,030,800
	Patterson-UTI Energy, Inc.	11,000	268,290
[8]	Weatherford International Ltd.	14,800	776,852

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,526,982

	FOOD & STAPLES RETAILING -- 1.0%
	SUPERVALU, Inc.	28,642	1,314,668

	FOOD PRODUCTS -- 0.8%
	Del Monte Foods Co.	66,600	772,560
	Tyson Foods, Inc., Class A	15,900	333,264

	TOTAL FOOD PRODUCTS		$1,105,824

	GAS UTILITIES -- 0.4%
	WGL Holdings, Inc.	14,900	504,216

	HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
[8]	Cytyc Corp.	25,300	891,319
	Dentsply International, Inc.	21,100	704,951
[8]	Intuitive Surgical, Inc.	5,300	687,198
	Invacare Corp.	14,100	262,824
[8]	Varian Medical Systems, Inc.	11,550	487,526

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,033,818

	HEALTH CARE PROVIDERS & SERVICES -- 3.9%
[8]	Allscripts Healthcare Solutions	22,700	$600,415
	CIGNA Corp.	2,700	420,093
[8]	Cerner Corp.	11,900	633,556
[8]	Express Scripts, Inc., Class A	6,300	601,965
[8]	Health Net, Inc.	12,100	654,126
	IMS Health, Inc.	12,900	378,357
[8]	Pediatrix Medical Group	12,500	713,125
[8]	Psychiatric Solutions, Inc.	26,500	929,355
	Universal Health Services, Inc., Class B	6,300	382,536

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$5,313,528

	HOTELS, RESTAURANTS & LEISURE -- 0.8%
	Brinker International, Inc.	20,700	643,770
[8]	Shuffle Master, Inc.	25,400	432,562

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,076,332

	HOUSEHOLD DURABLES -- 2.8%
	Beazer Homes USA, Inc.	7,800	260,364
	Black & Decker Corp.	6,700	607,824
	Blyth Industries, Inc.	12,700	331,470
	Harman International Industries, Inc.	5,025	612,497
	Stanley Works	20,700	1,206,396
[8]	Toll Brothers, Inc.	9,750	290,355
	Whirlpool Corp.	4,400	466,532

	TOTAL HOUSEHOLD DURABLES		$3,775,438

	IT SERVICES -- 1.9%
[8]	Checkfree Corp.	14,000	471,240
[8]	Cognizant Technology Solutions	5,500	491,700
[8]	Computer Sciences Corp.	24,608	1,366,728
[8]	Unisys Corp.	33,000	258,720

	TOTAL IT SERVICES		$2,588,388

	INDUSTRIAL CONGLOMERATES -- 0.5%
	Tredegar Industries, Inc.	28,500	666,045

	INSURANCE -- 7.4%
	Assurant, Inc.	9,300	535,029
	Cincinnati Financial Corp.	24,465	1,106,797
	Fidelity National Financial, Inc.	7,144	360,986
	HCC Insurance Holdings, Inc.	33,600	1,030,176
	Lincoln National Corp.	18,700	1,330,505
	MBIA, Inc.	7,700	535,612
	Nationwide Financial Services, Inc., Class A	24,000	1,371,120
[8]	ProAssurance Corp.	8,500	457,640
	Radian Group, Inc.	21,500	1,249,365
	Safeco Corp.	21,000	1,401,540
	Unitrin, Inc.	13,200	622,380

	TOTAL INSURANCE		$10,001,150

	LEISURE EQUIPMENT & PRODUCTS -- 1.8%
	Brunswick Corp.	13,900	$455,364
	Eastman Kodak Co.	20,700	515,637
	Hasbro, Inc.	45,500	1,438,255

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$2,409,256

	LIFE SCIENCES TOOLS & SERVICES -- 1.2%
[8]	Invitrogen Corp.	9,700	635,059
	Pharmaceutical Product Development, Inc.	26,200	945,034

	TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,580,093

	MACHINERY -- 5.2%
	Crane Co.	17,500	743,925
	Cummins, Inc.	12,600	1,161,216
[8]	EnPro Industries, Inc.	11,700	440,622
	Graco, Inc.	25,400	1,003,300
	Harsco Corp.	22,400	1,142,400
	Joy Global, Inc.	18,650	944,250
	NACCO Industries, Inc., Class A	6,000	956,280
	Parker Hannifin Corp.	5,200	479,128
	Tecumseh Products Co., Class A	14,400	146,304

	TOTAL MACHINERY		$7,017,425

	MEDIA -- 1.5%
	Gannett, Inc.	7,500	427,950
	Tribune Co.	25,400	833,120
	Westwood One	38,800	264,228
	Wabtec Corp.	12,100	449,515

	TOTAL MEDIA		$1,974,813

	METALS & MINING -- 1.8%
	Cleveland Cliffs, Inc.	7,300	505,817
	Freeport McMoran Copper & Gold, Inc.	12,451	836,209
	Nucor Corp.	9,200	583,832
	United States Steel Corp.	5,500	558,470

	TOTAL METALS & MINING		$2,484,328

	MULTILINE RETAIL -- 1.2%
	Nordstrom, Inc.	8,500	466,820
	Penney (J.C.) Co., Inc.	15,300	1,210,077

	TOTAL MULTILINE RETAIL		$1,676,897

	MULTILINE UTILITIES -- 1.3%
	Alliant Energy Corp.	31,500	1,379,700
	Teco Energy, Inc.	23,700	425,415

	TOTAL MULTILINE UTILITIES		$1,805,115

	OIL & GAS -- 3.8%
	Hess Corp.	25,800	1,464,150
	Marathon Oil Corp.	10,700	1,086,585
	Sunoco, Inc.	20,200	1,525,706
[8]	The Houston Exploration Co.	10,200	564,774
	XTO Energy, Inc.	8,566	$464,877

	TOTAL OIL & GAS		$5,106,092

	OIL, GAS & CONSUMABLE FUELS --2.8%
[8]	Denbury Resources, Inc.	20,500	678,345
[8]	Newfield Exploration Co.	13,100	573,125
	Noble Energy, Inc.	21,900	1,287,939
	Pioneer Natural Resources Co.	6,800	341,360
	Southwestern Energy Co.	22,200	932,400

	TOTAL OIL, GAS & CONSUMABLE FUELS		$3,813,169

	PAPER & FOREST PRODUCTS -- 1.1%
	MeadWestvaco Corp.	31,400	1,047,504
	Potlatch Corp.	8,300	360,137

	TOTAL PAPER & FOREST PRODUCTS		$1,407,641

	PHARMACEUTICALS -- 1.4%
	Perrigo Co.	34,300	651,700
	Pozen, Inc.	22,300	324,911
[8]	Sepracor, Inc.	16,581	890,068

	TOTAL PHARMACEUTICALS		$1,866,679

	POOLED INVESTMENT VEHICLE -- 1.0%
	iShares Trust S&P Midcap 400/Citi Growth Index Fund	15,600	1,354,392

	REAL ESTATE -- 2.1%
	American Home Mortgage Investment Corp.	19,400	480,732
	Felcor Lodging Trust, Inc.	35,300	901,209
	First Industrial Realty Trust, Inc.	8,900	389,731
	Hospitality Property Trust	24,700	1,124,591

	TOTAL REAL ESTATE		$2,896,263

	REAL ESTATE INVESTMENT TRUSTS -- 0.3%
	Plum Creek Timber Co., Inc.	10,800	428,760

	ROAD & RAIL -- 0.3%
	CSX Corp.	10,000	431,700

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.1%
	MEMC Electronic Materials, Inc.	15,900	872,592
[8]	MKS Instruments, Inc.	21,800	587,510
[8]	PMC-Sierra, Inc.	54,800	423,604
[8]	RF Micro Devices, Inc.	35,600	222,500
[8]	Trident Microsystems, Inc.	35,700	757,911

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,864,117

	SOFTWARE -- 2.1%
[8]	Activision, Inc.	30,100	$602,000
[8]	Ansys, Inc.	12,000	614,400
[8]	Autodesk, Inc.	14,700	606,669
	Citrix Systems, Inc.	14,400	469,440
	Intuit	19,000	540,550

	TOTAL SOFTWARE		$2,833,059

	SPECIALTY RETAIL -- 5.1%
	Abercrombie & Fitch Co.	14,000	1,143,240
	American Eagle Outfitters, Inc.	19,850	584,980
[8]	Cache, Inc.	23,100	398,706
[8]	Chicos Fas, Inc.	23,800	627,368
[8]	Children’s Place Retail Stores, Inc.	7,200	380,664
[8]	GameStop Corp.	21,400	709,838
	Reitmans CDA, Ltd.	31,000	673,614
	Ross Stores, Inc.	18,850	624,878
	Sherwin-Williams Co.	9,700	618,569
	Urban Outfitters, Inc.	22,100	569,296
	Williams-Sonoma, Inc.	15,400	542,388

	TOTAL SPECIALTY RETAIL		$6,873,541

	TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
	Coach, Inc.	12,100	590,843
	Jones Apparel Group, Inc.	17,200	574,308
	V.F. Corp.	15,900	1,396,179
	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$2,561,330

	TOBACCO -- 0.5%
	Reynolds American, Inc.	9,400	604,044

	TRADING COMPANIES & DISTRIBUTORS -- 0.4%
	Fastenal Co.	14,100	579,791

	UTILITIES -- 0.1%
	National Fuel Gas Co. N.J	1,900	89,319

TOTAL COMMON STOCKS (IDENTIFIED COST $106,657,910)			$131,437,813

[2,7]MUTUAL FUND -- 1.7%
	MTB Prime Money Market Fund, Corporate Shares, 4.86% (AT NET ASSET VALUE)	2,351,073	$2,351,073

TOTAL INVESTMENTS -- 98.9% (IDENTIFIED COST $109,008,983)			$133,788,886

OTHER ASSETS AND LIABILITIES -- NET -- 1.1%			$1,429,973

TOTAL NET ASSETS -- 100%			$135,218,859

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Specialty Retail	10.4%
Oil, Gas & Consumable Fuels	7.1%
Health Care Providers & Services	6.5%
Machinery	5.9%
Diversified Financial Services	4.9%
Software	4.7%
Health Care Equipment & Supplies	4.6%
Semiconductor Equipment & Products	4.3%
Energy Equipment & Services	3.7%
Capital Markets	3.6%
Insurance	3.1%
Pharmaceuticals	3.1%
Air Freight & Logistics	2.9%
Communications Equipment	2.6%
Life Sciences Tools & Services	2.6%
Biotechnology	2.5%
IT Services	2.2%
Aerospace & Defense	2.1%
Multiline Retail	2.0%
Computers & Peripherals	1.8%
Hotels, Restaurants & Leisure	1.8%
Household Durables	1.5%
Thrifts & Mortgage Finance	1.4%
Electrical Equipment	1.3%
Construction & Engineering	1.2%
Diversified Consumer Services	1.2%
Industrial Conglomerates	1.1%
Commercial Services & Supplies	1.0%
Health Care Technology	1.0%
Real Estate Investment Trust	1.0%
Textiles Apparel & Luxury Goods	1.0%
Trading Companies & Distributors	1.0%
Commercial Banks	0.9%
Metals & Mining	0.8%
Cash Equivalents[2]	2.6%
Other Assets and Liabilities -- Net[3]	0.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 96.8%
	AEROSPACE & DEFENSE -- 2.1%
	Precision Castparts Corp.	12,310	$1,281,594

	AIR FREIGHT & LOGISTICS -- 2.9%
	C.H. Robinson Worldwide, Inc.	11,342	606,343
	Expeditors International Washington, Inc.	27,288	1,140,638

	TOTAL AIR FREIGHT & LOGISTICS		$1,746,981

	BIOTECHNOLOGY -- 2.5%
[8]	Cephalon, Inc.	4,493	357,688
[8]	Martek Biosciences Corp.	13,972	301,655
[8]	PDL BioPharma, Inc.	34,308	866,620

	TOTAL BIOTECHNOLOGY		$1,525,963

	CAPITAL MARKETS -- 3.6%
[8]	Affiliated Managers Group	7,238	851,406
[8]	Investment Technology Group, Inc.	8,300	314,072
	Legg Mason, Inc.	4,349	431,377
[8]	Piper Jaffray Cos., Inc.	9,500	606,195

	TOTAL CAPITAL MARKETS		$2,203,050

	COMMERCIAL BANKS -- 0.9%
[8]	Dime Bancorp, Inc., Warrants	9,300	3,069
	Zions Bancorp	6,391	522,784

	TOTAL COMMERCIAL BANKS		$525,853

	COMMERCIAL SERVICES & SUPPLIES -- 1.0%
[8]	Waste Connections, Inc.	19,397	604,604

	COMMUNICATIONS EQUIPMENT -- 2.6%
	Adtran, Inc.	12,200	310,490
[8]	F5 Networks, Inc.	2,408	184,886
	Harris Corp.	20,761	1,066,077

	TOTAL COMMUNICATIONS EQUIPMENT		$1,561,453

	COMPUTERS & PERIPHERALS -- 1.8%
[8]	Electronics for Imaging, Inc.	23,495	626,612
	Seagate Technology Holdings	21,999	487,278

	TOTAL COMPUTERS & PERIPHERALS		$1,113,890

	CONSTRUCTION & ENGINEERING -- 1.2%
[8]	Foster Wheeler Ltd.	10,325	710,670

	DIVERSIFIED CONSUMER SERVICES -- 1.2%
[8]	Laureate Education, Inc.	12,372	730,567

	DIVERSIFIED FINANCIAL SERVICES -- 4.9%
	CIT Group, Inc.	15,287	911,870
[8]	InterContinentalExchange, Inc.	3,142	399,034
	International Securities Exchange Holdings, Inc.	4,821	$321,512
	iShares S&P Midcap 400/Barra Growth Index Fund	15,700	1,363,074

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,995,490

	ELECTRICAL EQUIPMENT -- 1.3%
	Rockwell Automation, Inc.	12,814	762,946

	ENERGY EQUIPMENT & SERVICES -- 3.7%
	ENSCO International, Inc.	7,991	450,533
[8]	Grant Prideco, Inc.	20,157	1,038,892
[8]	Weatherford International Ltd.	14,810	777,377

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,266,802

	HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
[8]	Cytyc Corp.	25,600	901,888
	Dentsply International, Inc.	21,314	712,101
[8]	Intuitive Surgical, Inc.	5,404	700,683
[8]	Varian Medical Systems, Inc.	11,650	491,747

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,806,419

	HEALTH CARE PROVIDERS & SERVICES -- 6.5%
[8]	Cerner Corp.	12,063	642,234
[8]	Express Scripts, Inc., Class A	6,263	598,430
[8]	Health Net, Inc.	12,200	659,532
	IMS Health, Inc.	13,031	382,199
[8]	Pediatrix Medical Group	12,600	718,830
[8]	Psychiatric Solutions, Inc.	26,506	929,565

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,930,790

	HEALTH CARE TECHNOLOGY -- 1.0%
[8]	Allscripts Healthcare Solutions, Inc.	23,000	608,350

	HOTELS, RESTAURANTS & LEISURE -- 1.8%
	Brinker International, Inc.	20,891	649,710
[8]	Shuffle Master, Inc.	25,872	440,600

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,090,310

	HOUSEHOLD DURABLES -- 1.5%
	Harman International Industries, Inc.	5,025	612,497
[8]	Toll Brothers, Inc.	9,944	296,132

	TOTAL HOUSEHOLD DURABLES		$908,629

	IT SERVICES -- 2.2%
[8]	Checkfree Corp.	14,544	489,551
[8]	Cognizant Technology Solutions Corp.	5,638	504,037
	Fidelity National Information Services, Inc.	7,133	360,430

	TOTAL IT SERVICES		$1,354,018

	INDUSTRIAL CONGLOMERATES -- 1.1%
[8]	McDermott International, Inc.	12,597	$675,955

	INSURANCE -- 3.1%
	HCC Insurance Holdings, Inc.	33,916	1,039,865
	Lincoln National Corp.	5,338	379,799
[8]	ProAssurance Corp.	8,600	463,024

	TOTAL INSURANCE		$1,882,688

	LIFE SCIENCES TOOLS & SERVICES -- 2.6%
[8]	Invitrogen Corp.	9,708	635,583
	Pharmaceutical Product Development, Inc.	26,400	952,248

	TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,587,831

	MACHINERY -- 5.9%
	Graco, Inc.	25,761	1,017,560
	Harsco Corp.	22,394	1,142,094
	Joy Global, Inc.	18,850	954,376
	Wabtec Corp.	12,217	453,862

	TOTAL MACHINERY		$3,567,892

	METALS & MINING -- 0.8%
	Cleveland Cliffs, Inc.	7,300	505,817

	MULTILINE RETAIL -- 2.0%
	Nordstrom, Inc.	8,585	471,488
	Penney (J.C.) Co., Inc.	9,800	775,082

	TOTAL MULTILINE RETAIL		$1,246,570

	OIL, GAS & CONSUMABLE FUELS -- 7.1%
[8]	Denbury Resources, Inc.	20,767	687,180
[8]	Newfield Exploration Co.	13,201	577,544
	Noble Energy, Inc.	21,835	1,284,116
	Pioneer Natural Resources, Inc.	6,806	341,661
[8]	Southwestern Energy Co.	22,427	941,934
	XTO Energy, Inc.	8,628	468,242

	TOTAL OIL, GAS & CONSUMABLE FUELS		$4,300,677

	PHARMACEUTICALS -- 3.1%
	Perrigo Co.	34,624	657,856
[8]	Pozen, Inc.	22,700	330,739
[8]	Sepracor, Inc.	16,763	899,838

	TOTAL PHARMACEUTICALS		$1,888,433

	REAL ESTATE INVESTMENT TRUSTS -- 1.0%
[8]	CapitalSource Inc.	23,177	597,271

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.3%
[8]	MEMC Electronic Materials, Inc.	15,963	876,049
[8]	MKS Instruments, Inc.	11,870	319,897
[8]	PMC-Sierra, Inc.	55,200	$426,696
[8]	RF Micro Devices, Inc.	35,716	223,225
[8]	Trident Microsystems, Inc.	35,782	759,652

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,605,519

	SOFTWARE -- 4.7%
[8]	Activision, Inc.	30,410	608,200
[8]	Ansys, Inc.	12,216	625,459
[8]	Autodesk, Inc.	14,857	613,148
[8]	Citrix Systems, Inc.	14,600	475,960
[8]	Intuit, Inc.	19,300	549,085

	TOTAL SOFTWARE		$2,871,852

	SPECIALTY RETAIL -- 10.4%
	Abercrombie & Fitch Co., Class A	14,100	1,151,406
	American Eagle Outfitters, Inc.	19,999	589,371
[8]	Cache, Inc.	23,300	402,158
[8]	Chicos Fas, Inc.	23,937	630,979
[8]	Children’s Place Retail Stores, Inc.	7,300	385,951
[8]	GameStop Corp.	21,644	717,931
	Reitmans Ltd.	31,200	675,780
	Ross Stores, Inc.	19,100	633,165
[8]	Urban Outfitters, Inc.	22,100	569,296
	Williams-Sonoma, Inc.	15,552	547,741

	TOTAL SPECIALTY RETAIL		$6,303,778

	TEXTILES APPAREL & LUXURY GOODS -- 1.0%
[8]	Coach, Inc.	12,200	595,726

	THRIFTS & MORTGAGE FINANCE -- 1.4%
	Radian Group, Inc.	14,459	840,212

	TRADING COMPANIES & DISTRIBUTORS -- 1.0%
	Fastenal Co.	14,206	584,151

TOTAL COMMON STOCKS (IDENTIFIED COST $47,049,721)			$58,782,751

[2,7]MUTUAL FUNDS -- 2.6%
	MTB Money Market Fund, A2 Shares, 4.80%	2	2
	MTB Prime Money Market Fund, Corporate Shares, 4.87%	1,600,734	1,600,734

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,600,736

TOTAL INVESTMENTS -- 99.4% (IDENTIFIED COST $48,650,457)			$60,383,487

OTHER ASSETS AND LIABILITIES -- NET -- 0.6%			$372,613

TOTAL NET ASSETS -- 100%			$60,756,100

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Software	5.8%
Semiconductor Equipment & Products	4.9%
Commercial Services & Supplies	4.8%
Commercial Banks	4.5%
Specialty Retail	4.5%
Insurance	4.2%
Internet Software & Services	3.2%
Real Estate	3.2%
Health Care Providers & Services	2.8%
Chemicals	2.6%
Aerospace & Defense	2.5%
Health Care Equipment & Supplies	2.5%
Thrifts & Mortgage Finance	2.5%
Machinery	2.3%
Oil, Gas & Consumable Fuels	2.2%
Auto Components	2.0%
Media	2.0%
Household Durables	1.9%
Capital Markets	1.7%
Communications Equipment	1.7%
Diversified Telecommunication Services	1.5%
Energy Equipment & Services	1.5%
Food & Staples Retailing	1.5%
Metals & Mining	1.5%
Pharmaceuticals	1.4%
Electronic Equipment & Instruments	1.3%
Gas Utilities	1.3%
Banks	1.2%
Hotels, Restaurants & Leisure	1.2%
Paper & Forest Products	1.2%
Retail--Food	1.2%
Medical	1.1%
Biotechnology	1.0%
Consulting Services	1.0%
IT Services	1.0%
Oil--Field Services	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Health Care Technology	0.9%
Leisure & Recreation Product	0.9%
Oil Exploration & Production	0.9%
Transportation	0.9%
Computers & Integrated Systems	0.8%
Diversified Consumer Services	0.8%
Road & Rail	0.8%
Building Products	0.7%
Computers & Peripherals	0.7%
Consumer Finance	0.7%
Diversified Financial Services	0.7%
Electrical Equipment	0.7%
Food Products	0.7%
Networking Products	0.7%
Telecom Services	0.7%
Tobacco	0.7%
Air Freight & Logistics	0.6%
School	0.6%
Internet & Catalog Retailing	0.4%
Rubber & Plastics	0.4%
Trading Companies & Distributors	0.4%
Battery	0.3%
Capacitors	0.3%
Finance--Commercial	0.2%
Import/Export	0.2%
Multi-Utilities & Unregulated Power	0.2%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities -- Net[3]	0.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.6%
	AEROSPACE & DEFENSE -- 2.5%
[8]	BE Aerospace, Inc.	44,956	$1,647,637
[8]	DHB Industries, Inc.	118,500	663,600
[8]	Ladish Co., Inc.	16,745	680,852

	TOTAL AEROSPACE & DEFENSE		$2,992,089

	AIR FREIGHT & LOGISTICS -- 0.6%
	Ryder Systems, Inc.	15,400	810,656

	AUTO COMPONENTS -- 2.0%
	American Axle & Manufacturing Holdings, Inc.	24,300	679,185
[8]	Amerigon, Inc.	54,352	$698,967
	ArvinMeritor, Inc.	29,000	598,850
	BorgWarner, Inc.	4,800	373,968

	TOTAL AUTO COMPONENTS		$2,350,970

	BANKS -- 1.2%
	Chemical Financial Corp.	18,500	494,505
	Irwin Financial Corp.	27,900	447,237
	National Penn Bancshares, Inc.	30,400	563,616

	TOTAL BANKS		$1,505,358

	BATTERY -- 0.3%
[8]	Energy Conversion Devices, Inc.	10,350	366,494

	BIOTECHNOLOGY -- 1.0%
[8]	Keryx Biopharmaceuticals, Inc.	50,677	$516,905
[8]	Theravance, Inc.	20,730	686,785

	TOTAL BIOTECHNOLOGY		$1,203,690

	BUILDING PRODUCTS -- 0.7%
	Ameron, Inc.	3,300	228,162
[8]	Griffon Corp.	15,500	371,845
	Universal Forest Products, Inc.	6,700	311,282

	TOTAL BUILDING PRODUCTS		$911,289

	CAPACITORS -- 0.3%
	Kemet Corp.	47,100	399,408

	CAPITAL MARKETS -- 1.7%
[8]	Affiliated Managers Group, Inc.	12,603	1,482,491
[8]	GFI Group, Inc.	7,789	539,388

	TOTAL CAPITAL MARKETS		$2,021,879

	CHEMICALS -- 2.6%
	Fuller (H.B.) Co.	16,300	416,791
	Georgia Gulf Corp.	13,500	215,595
	Lubrizol Corp.	15,200	911,088
	Olin Corporation	29,500	505,630
[8]	OM Group, Inc.	4,000	210,120
	Sensient Technologies Corp.	32,800	858,704

	TOTAL CHEMICALS		$3,117,928

	COMMERCIAL BANKS -- 4.5%
	Citizens Banking Corp., Michigan	11,492	229,955
	City Holding Co.	13,200	501,204
	Community Bancorp Nev.	10,726	329,395
	First Charter Corp.	13,600	298,384
	Greater Bay Bancorp	13,400	345,586
	Independent Bank Corp. Michigan	13,200	217,800
	NBT Bancorp, Inc.	31,900	700,205
	Old National Bancorp	42,700	763,476
	Provident Bankshares Corp.	8,400	269,136
[8]	Signature Bank, New York, NY	25,079	788,985
	United Bankshares, Inc. W VA	8,000	268,000
	Wesbanco, Inc.	18,800	551,404

	TOTAL COMMERCIAL BANKS		$5,263,530

	COMMERCIAL SERVICES & SUPPLIES -- 4.8%
[8]	American Reprographics Co.	18,149	602,547
	ExlService Holdings, Inc.	18,361	381,909
[8]	Huron Consulting Group, Inc.	7,338	444,316
	Ikon Office Solutions, Inc.	48,500	725,560
[8]	Kenexa Corp.	27,121	839,666
[8]	PeopleSupport, Inc.	4,914	61,769
	Strayer Education, Inc.	7,329	$911,288
	Teletech Holdings, Inc.	17,895	675,178
	Tennant Co.	23,300	746,066
[8]	Vertrue, Inc.	5,126	242,562

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,630,861

	COMMUNICATIONS EQUIPMENT -- 1.7%
	Black Box Corp.	8,700	317,028
	Comtech Group, Inc.	37,967	669,738
[8]	CommScope, Inc.	21,410	998,777

	TOTAL COMMUNICATIONS EQUIPMENT		$1,985,543

	COMPUTERS & INTEGRATED SYSTEMS -- 0.8%
[8]	Brocade Communications Systems, Inc.	22,000	214,940
[8]	Riverbed Technology, Inc.	22,575	720,368

	TOTAL COMPUTERS & INTEGRATED SYSTEMS		$935,308

	COMPUTERS & PERIPHERALS -- 0.7%
[8]	Palm, Inc.	16,800	283,584
[8]	Quantum Corp.	174,900	480,975

	TOTAL COMPUTERS & PERIPHERALS		$764,559

	CONSULTING SERVICES -- 1.0%
	Advisory Board Co.	16,762	795,859
	Perficient, Inc.	16,448	348,698

	TOTAL CONSULTING SERVICES		$1,144,557

	CONSUMER FINANCE -- 0.7%
	Advanta Corp., Class B	16,900	774,358

	DIVERSIFIED CONSUMER SERVICES -- 0.8%
	ITT Educational Services, Inc.	9,757	948,478

	DIVERSIFIED FINANCIAL SERVICES -- 0.7%
	iShares Russell 2000 Growth Index Fund	10,500	867,720

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
[8]	CBeyond, Inc.	27,095	942,364
[8]	Cogent Communications Group, Inc.	34,009	865,869

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$1,808,233

	ELECTRICAL EQUIPMENT -- 0.7%
	Regal Beloit Corp.	6,800	313,616
	Smith A O Corp.	11,500	438,150
	Woodward Governor Co.	1,800	88,830

	TOTAL ELECTRICAL EQUIPMENT		$840,596

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
[8]	Conexant Systems, Inc.	115,500	$179,025
	CTS Corporation	38,300	500,964
	Methode Electronics, Inc., Class A	52,400	790,192

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,470,181

	ENERGY EQUIPMENT & SERVICES -- 1.5%
[8]	Itron, Inc.	13,400	902,356
[8]	Metretek Technologies, Inc.	25,949	320,470
[8]	W-H Energy Services, Inc.	9,611	520,051

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,742,877

	FINANCE-COMMERCIAL -- 0.2%
	Newstar Financial, Inc.	14,450	232,501

	FOOD & STAPLES RETAILING -- 1.5%
[8]	BJ’s Wholesale Club, Inc.	15,100	521,403
	Nash Finch Co.	15,500	604,035
	Ruddick Corp.	22,900	687,687

	TOTAL FOOD & STAPLES RETAILING		$1,813,125

	FOOD PRODUCTS -- 0.7%
	Chiquita Brands International	16,900	250,627
[8]	Sunopta, Inc.	40,450	523,423

	TOTAL FOOD PRODUCTS		$774,050

	GAS UTILITIES -- 1.3%
	NICOR, Inc.	9,700	497,028
	ONEOK, Inc.	11,900	576,079
	UniSource Energy Corp.	12,900	495,489

	TOTAL GAS UTILITIES		$1,568,596

	HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
[8]	Conceptus, Inc.	47,677	985,960
[8]	Hologic, Inc.	16,880	971,444
[8]	Micrus Corp.	8,688	193,134
[8]	Quidel Corp.	58,609	819,354

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,969,892

	HEALTH CARE PROVIDERS & SERVICES -- 2.8%
[8]	Abaxis, Inc.	9,615	219,510
[8]	Apria Healthcare Group, Inc.	21,200	672,888
[8]	Kindred Healthcare, Inc.	9,300	324,756
[8]	Psychiatric Solutions, Inc.	29,556	1,036,529
[8]	Radiation Therapy Services, Inc.	34,798	1,023,409

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,277,092

	HEALTH CARE TECHNOLOGY -- 0.9%
[8]	Allscripts Healthcare Solutions, Inc.	28,180	$745,361
[8]	Vital Images, Inc.	10,797	333,195

	TOTAL HEALTH CARE TECHNOLOGY		$1,078,556

	HOTELS, RESTAURANTS & LEISURE -- 1.2%
	Landry’s Seafood Restaurants, Inc.	12,000	356,400
[8]	Pinnacle Entertainment, Inc.	37,165	1,043,593

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,399,993

	HOUSEHOLD DURABLES -- 1.9%
	American Greetings Corp., Class A	18,900	481,005
	Furniture Brands International, Inc.	22,100	355,368
	M/I Schottenstein Homes, Inc.	2,400	71,352
	Ryland Group, Inc.	8,700	385,410
	Tupperware Corp.	31,400	882,968

	TOTAL HOUSEHOLD DURABLES		$2,176,103

	IT SERVICES -- 1.0%
[8]	Ciber, Inc.	13,200	107,580
[8]	Verifone Holdings, Inc.	18,734	661,123
[8]	Vocus, Inc.	18,822	423,307

	TOTAL IT SERVICES		$1,192,010

	IMPORT/EXPORT -- 0.2%
	Castle Brands, Inc.	33,433	206,950
	INSURANCE -- 4.2%
	Commerce Group, Inc.	26,500	864,165
	Harleysville Group, Inc.	21,700	662,718
	Horace Mann Educators Corp.	38,300	805,832
	LandAmerica Financial Group, Inc.	5,100	409,785
	Ohio Casualty Corp.	19,900	629,636
	Presidential Life Corp.	13,700	260,437
	StanCorp Financial Group, Inc.	11,300	537,880
	Zenith National Insurance Corp.	15,800	730,750

	TOTAL INSURANCE		$4,901,203

	INTERNET & CATALOG RETAIL -- 0.4%
[8]	Blue Nile, Inc.	10,450	491,777

	INTERNET SOFTWARE & SERVICES -- 3.2%
[8]	DealerTrack Holdings, Inc.	35,453	1,169,949
[8]	Equinix, Inc.	7,844	654,739
[8]	Authorize.Net Holdings, Inc.	33,775	595,791
[8]	Online Resources Corp.	63,115	696,790
[8]	Switch & Data Facilities Co., Inc.	34,616	634,511

	TOTAL INTERNET SOFTWARE & SERVICES		$3,751,780

	LEISURE & RECREATION PRODUCT -- 0.9%
[8]	DTS, Inc.	13,610	$304,592
	K2, Inc.	32,900	496,461
	Nautilus, Inc.	15,800	218,198

	TOTAL LEISURE & RECREATION PRODUCT		$1,019,251

	MACHINERY -- 2.3%
	Albany International Corp., Class A	24,200	926,860
	Cascade Corp.	6,700	415,199
	Lufkin Industries, Inc.	6,800	423,096
	Muellar Industry, Inc.	14,200	465,760
	Timken Co.	12,500	412,250

	TOTAL MACHINERY		$2,643,165

	MEDIA -- 2.0%
	Belo (A.H.) Corp., Series A	18,700	360,349
	Journal Communications, Inc.	61,000	822,890
	Sinclair Broadcast Group, Inc.	18,300	298,839
[8]	Time Warner, Inc.	39,337	806,409

	TOTAL MEDIA		$2,288,487

	MEDICAL -- 1.1%
	Lifecell Corp.	31,001	911,429
	Obagi Medical Products, Inc.	30,647	384,313

	TOTAL MEDICAL		$1,295,742

	METALS & MINING -- 1.5%
	Quanex Corp.	12,400	533,572
	Steel Dynamics, Inc.	14,000	620,340
	Steel Technologies, Inc.	20,900	625,746

	TOTAL METALS & MINING		$1,779,658

	MULTI-UTILITIES & UNREGULATED POWER -- 0.2%
	Avista Corp.	10,700	252,413

	NETWORKING PRODUCTS -- 0.7%
[8]	Aeroflex, Inc.	29,900	419,796
[8]	NetLogic Microsystems, Inc.	14,650	450,634

	TOTAL NETWORKING PRODUCTS		$870,430

	OIL EXPLORATION & PRODUCTION -- 0.9%
	Arena Res, Inc.	10,290	483,116
	Parallel Petroleum Corp.	24,190	559,031

	TOTAL OIL EXPLORATION & PRODUCTION		$1,042,147

	OIL -- FIELD SERVICES -- 1.0%
[8]	Dresser-Rand Group, Inc.	36,441	1,162,832

	OIL, GAS & CONSUMABLE FUELS -- 2.2%
[8]	ATP Oil & Gas Corp.	15,377	668,284
	Holly Corp.	8,200	521,520
[8]	Stone Energy Corp.	2,700	$80,001
[8]	Swift Energy Co.	5,600	227,640
[8]	T-3 Energy Services, Inc.	11,680	297,840
	Tesoro Petroleum Corp.	6,100	739,320

	TOTAL OIL, GAS & CONSUMABLE FUELS		$2,534,605

	PAPER & FOREST PRODUCTS -- 1.2%
[8]	Buckeye Technologies, Inc.	30,000	380,100
	Rock Tenn Co.	14,100	539,466
	Schweitzer-Mauduit International, Inc.	16,600	455,670

	TOTAL PAPER & FOREST PRODUCTS		$1,375,236

	PHARMACEUTICALS -- 1.4%
	Alpharma, Inc., Class A	8,700	211,410
[8]	Indevus Pharmaceuticals, Inc.	41,720	300,801
	Medicis Pharmaceutical Corp.	12,950	393,680
[8]	Santarus, Inc.	98,755	754,488

	TOTAL PHARMACEUTICALS		$1,660,379

	REAL ESTATE -- 3.2%
	Anthracite Cap, Inc.	55,000	638,000
	HRPT Properties Trust	24,900	304,776
	Innkeepers USA Trust	19,500	342,615
	LTC Properties, Inc.	20,600	516,442
	Luminent Mortgage Capital, Inc.	56,300	465,038
	Newcastle Investment Corp.	9,900	289,179
	Novastar Financial, Inc.	10,200	75,072
	One Liberty Properties, Inc.	26,900	638,068
	RAIT Investment Trust	16,300	458,845

	TOTAL REAL ESTATE		$3,728,035

	RETAIL -- FOOD -- 1.2%
	BJs Restaurants, Inc.	14,101	290,340
	Chipotle Mexican Grill, Inc.	7,456	486,355
	Ruby Tuesday, Inc.	23,400	626,184

	TOTAL RETAIL -- FOOD		$1,402,879

	ROAD & RAIL -- 0.8%
	Arkansas Best Corp.	17,700	697,380
[8]	U.S. Express Enterprises, Inc.	15,400	220,528

	TOTAL ROAD & RAIL		$917,908

	RUBBER & PLASTICS -- 0.4%
	Myers Industries, Inc.	19,000	426,550

	SCHOOL -- 0.6%
	Capella Education Co.	19,802	692,080

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.9%
[8]	Asyst Technologies, Inc.	72,600	519,090
[8]	Atheros Communications, Inc.	15,090	404,261
[8]	Axcelis Technologies, Inc.	43,200	330,480
[8]	LTX Corp.	16,900	$100,724
[8]	Photronics, Inc.	19,800	297,990
[8]	RF Micro Devices, Inc.	59,600	372,500
[8]	SRS Labs, Inc.	26,150	345,180
[8]	Skyworks Solutions, Inc.	105,500	726,895
	Tessera Technologies, Inc.	23,520	1,006,421
	Varian Semi Equipment Association, Inc.	18,580	1,232,969
[8]	Zoran Corp.	20,600	409,116

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,745,626

	SOFTWARE -- 5.8%
[8]	Blackboard, Inc.	35,080	1,203,595
[8]	CommVault Systems, Inc.	28,850	489,296
[8]	Concur Technologies, Inc.	37,858	672,737
	Double Take Software	39,500	662,415
	Innerworkings, Inc.	56,513	693,415
[8]	Mentor Graphics Corp.	17,300	279,914
[8]	Nuance Communications, Inc.	24,496	377,483
[8]	Opsware, Inc.	55,188	443,160
	Syntel, Inc.	13,230	463,844
[8]	THQ, Inc.	25,040	835,585
[8]	Ultimate Software Group, Inc.	24,590	678,684

	TOTAL SOFTWARE		$6,800,128

	SPECIALTY RETAIL -- 4.5%
	Barnes & Nobles, Inc.	9,700	383,441
	Cato Corp., Class A	28,500	615,885
[8]	Citi Trends, Inc.	14,414	571,227
[8]	Hibbett Sporting Goods, Inc.	21,813	635,849
[8]	Rex Stores Corp.	24,500	408,905
	Sonic Automotive, Inc.	14,400	411,696
	Sothebys	9,210	475,420
	Stage Stores, Inc.	10,200	224,910
	Talbots, Inc.	27,000	634,500
[8]	Zale Corp.	19,100	533,081
[8]	Zumiez, Inc.	10,417	411,055

	TOTAL SPECIALTY RETAIL		$5,305,969

	TELECOM SERVICES -- 0.7%
[8]	Novatel Wireless, Inc.	16,155	293,859
	Orbcomm, Inc.	38,293	443,050

	TOTAL TELECOM SERVICES		$736,909

	TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
	Kellwood Co.	21,700	$611,506
	Stride Rite Corp.	37,400	527,340

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,138,846

	THRIFTS & MORTGAGE FINANCE -- 2.5%
	Corus Bankshares, Inc.	34,400	578,264
	First Niagra Financial Group, Inc.	37,400	508,640
	Flagstar Bancorp, Inc.	20,600	243,080
	IndyMac Bancorp, Inc.	6,800	205,632
	MAF Bancorp, Inc.	17,800	714,670
	Partners Trust Financial Group, Inc.	41,500	459,820
	PFF Bancorp, Inc.	8,800	247,632

	TOTAL THIRFTS & MORTGAGE FINANCE		$2,957,738

	TOBACCO -- 0.7%
	Universal Corp.	12,500	783,500

	TRADING COMPANIES & DISTRIBUTORS -- 0.4%
[8]	United Rentals, Inc.	12,600	422,100

	TRANSPORTATION -- 0.9%
[8]	Force Protection, Inc.	34,303	744,375
[8]	SAIA, Inc.	11,600	325,264

	TOTAL TRANSPORTATION		$1,069,639

TOTAL COMMON STOCKS (IDENTIFIED COST $96,745,564)			$115,742,442

[2,7]	MUTUAL FUND -- 0.8%
	MTB Prime Money Market Fund, Corporate Shares, 4.86% (AT NET ASSET VALUE)	1,011,299	$1,011,299

TOTAL INVESTMENTS -- 99.4% (IDENTIFIED COST $97,756,863)			$116,753,741

OTHER ASSETS AND LIABILITIES -- NET -- 0.6%			$674,203

TOTAL NET ASSETS -- 100%			$117,427,944

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund

At April 30, 2007, the Fund’s sector classifications1 were as follows:

STOCKS	Percentage of Total Net Assets
Commercial Services & Supplies	6.4%
Insurance	5.4%
Biotechnology	4.7%
Machinery	4.6%
Semiconductor Equipment & Products	4.5%
Oil, Gas & Consumable Fuels	4.3%
Health Care Equipment & Supplies	4.1%
Specialty Retail	4.1%
Electronic Equipment & Instruments	3.5%
Health Care Providers & Services	3.3%
Internet Software & Services	3.3%
Software	3.3%
Metals & Mining	3.2%
Construction & Engineering	2.9%
Diversified Financial Services	2.8%
Communications Equipment	2.7%
Capital Markets	2.5%
Health Care Technology	2.5%
Electrical Equipment	2.2%
IT Services	2.1%
Computers & Peripherals	2.0%
Industrial Conglomerates	1.9%
Aerospace & Defense	1.8%
Household Durables	1.7%
Pharmaceuticals	1.7%
Food Products	1.6%
Auto Components	1.4%
Textiles, Apparel & Luxury Goods	1.1%
Air Freight & Logistics	1.0%
Life Sciences Tools & Services	1.0%
Independent Power Producers & Energy Traders	0.8%
Personal Products	0.8%
Transportation Infrastructure	0.8%
Chemicals	0.7%
Containers & Packaging	0.7%
Diversified Consumer Services	0.7%
Energy Equipment & Services	0.7%
Media	0.7%
Airlines	0.5%
Multiline Retail	0.5%
Paper & Forest Products	0.5%
Wireless Telecommunication Services	0.5%
Construction Materials	0.4%
Warrants	0.1%
Cash Equivalents[2]	4.1%
Other Assets and Liabilities -- Net[3]	(0.1)%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to the classifications of the Standard & Poor’s Global Industry Classification (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s advisor.

(2) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 95.9%
	AEROSPACE & DEFENSE -- 1.8%
[8]	Ladish Co., Inc.	35,500	$1,443,430
[8]	Teledyne Technologies, Inc.	42,000	1,852,620

	TOTAL AEROSPACE & DEFENSE		$3,296,050

	AIR FREIGHT & LOGISTICS -- 1.0%
[8]	Hub Group, Inc.	54,000	1,944,000

	AIRLINES -- 0.5%
[8]	AirTran Holdings, Inc.	85,000	935,850
	Gol - Linhas Aereas Inteligentes S.A., Rights	1,280	0

	TOTAL AIRLINES		$935,850

	AUTO COMPONENTS -- 1.4%
[8]	Lear Corp.	36,000	1,321,920
[8]	SORL Auto Parts, Inc.	157,250	1,352,350

	TOTAL AUTO COMPONENTS		$2,674,270

	BIOTECHNOLOGY -- 4.7%
[8]	Alkermes, Inc.	89,000	1,462,270
[8]	ArQule, Inc.	70,000	614,600
[8]	BioMarin Pharmaceutical, Inc.	65,000	1,050,400
[8]	Cubist Pharmaceuticals, Inc.	35,000	750,750
[8]	Digene Corp.	17,000	779,450
[8]	Martek Biosciences Corp.	39,000	842,010
[8]	Medarex, Inc.	109,000	1,492,210
[8]	OSI Pharmaceuticals, Inc.	16,000	555,200
[8]	Onyx Pharmaceuticals, Inc.	45,000	1,204,200

	TOTAL BIOTECHNOLOGY		$8,751,090

	CAPITAL MARKETS -- 2.5%
[8]	Investment Technology Group, Inc.	20,000	756,800
	Oppenheimer Holdings, Inc.	29,300	1,142,700
	OptionsXpress Holdings, Inc.	60,000	1,480,800
[8]	Penson Worldwide, Inc.	23,000	$616,860
	SWS Group, Inc.	24,000	623,760

	TOTAL CAPITAL MARKETS		$4,620,920

	CHEMICALS -- 0.7%
[8]	Hercules, Inc.	67,000	1,262,280

	COMMERCIAL SERVICES & SUPPLIES -- 6.4%
[8]	CRA International, Inc.	18,000	928,260
[8]	Consolidated Graphics, Inc.	21,000	1,580,250
[8]	DG Fastchannel, Inc.	51,000	927,690
	Deluxe Corp.	43,000	1,627,550
	Knoll, Inc.	62,000	1,439,640
[8]	Korn/Ferry International	53,000	1,249,210
	Multi-Color Corp.	38,300	1,448,506
[8]	SAIC, Inc.	75,000	1,371,750
[8]	Spherion Corp.	152,500	1,303,875

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$11,876,731

	COMMUNICATIONS EQUIPMENT -- 2.7%
	Adtran, Inc.	56,000	1,425,200
[8]	CommScope, Inc.	29,000	1,352,850
[8]	Comtech Telecommunications Corp.	34,600	1,309,610
[8]	Mastec, Inc.	79,000	906,130

	TOTAL COMMUNICATIONS EQUIPMENT		$4,993,790

	COMPUTERS & PERIPHERALS -- 2.0%
[8]	Electronics for Imaging, Inc.	58,000	1,546,860
	Logitech International SA	45,000	1,210,950
[8]	Xyratex Ltd.	38,900	870,582

	TOTAL COMPUTERS & PERIPHERALS		$3,628,392

	CONSTRUCTION & ENGINEERING -- 2.9%
[8]	Emcor Group, Inc.	22,000	$1,379,180
[8]	Foster Wheeler Ltd.	30,000	2,064,900
[8]	Infrasource Services, Inc.	58,500	1,952,730

	TOTAL CONSTRUCTION & ENGINEERING		$5,396,810

	CONSTRUCTION MATERIALS -- 0.4%
[8]	Headwaters, Inc.	33,000	715,110

	CONTAINERS & PACKAGING -- 0.7%
	Greif Brothers Corp., Class A	22,000	1,223,200

	DIVERSIFIED CONSUMER SERVICES -- 0.7%
[8]	Vertrue, Inc.	28,000	1,324,960

	DIVERSIFIED FINANCIAL SERVICES -- 2.8%
[8]	InterContinentalExchange, Inc.	11,500	1,460,500
	iShares Russell 2000 Growth Index Fund	23,500	1,942,040
	iShares Russell 2000 Index Fund	23,000	1,857,020

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,259,560

	ELECTRICAL EQUIPMENT -- 2.2%
	Acuity Brands, Inc.	24,000	1,418,880
[8]	EnerSys, Inc.	79,000	1,286,910
[8]	Suntech Power Holdings Co. Ltd., ADR	38,000	1,378,640

	TOTAL ELECTRICAL EQUIPMENT		$4,084,430

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
[8]	Benchmark Electronics, Inc.	33,300	705,294
[8]	China 3C Group	121,742	833,933
[8]	Insight Enterprises, Inc.	68,000	1,347,760
[8]	Paxar Corp.	58,000	1,740,580
[8]	Zygo Corp.	114,500	1,833,145

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$6,460,712

	ENERGY EQUIPMENT & SERVICES -- 0.7%
[8]	NATCO Group, Inc., Class A	11,000	420,200
[8]	Trico Marine Services, Inc.	22,500	870,975

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,291,175

	FOOD PRODUCTS -- 1.6%
	Imperial Sugar Co.	47,500	1,413,600
[8]	Ralcorp Holdings, Inc.	23,000	1,513,630

	TOTAL FOOD PRODUCTS		$2,927,230

	HEALTH CARE EQUIPMENT & SUPPLIES -- 4.1%
[8]	AngioDynamics, Inc.	70,500	1,173,120
[8]	Cantel Medical Corp.	43,000	787,760
[8]	Cytyc Corp.	59,000	2,078,570
[8]	Hologic, Inc.	39,000	2,244,450
[8]	Intuitive Surgical, Inc.	5,000	$648,300
	STERIS Corp.	27,000	690,120

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$7,622,320

	HEALTH CARE PROVIDERS & SERVICES -- 3.3%
[8]	Cross Country Healthcare, Inc.	39,000	767,910
[8]	Pediatrix Medical Group	25,500	1,454,775
[8]	Psychiatric Solutions, Inc.	78,600	2,756,502
[8]	Sierra Health Services, Inc.	28,000	1,159,760

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$6,138,947

	HEALTH CARE TECHNOLOGY -- 2.5%
[8]	Allscripts Healthcare Solutions, Inc.	68,500	1,811,825
[8]	Cerner Corp.	25,500	1,357,620
	IMS Health, Inc.	47,000	1,378,510

	TOTAL HEALTH CARE TECHNOLOGY		$4,547,955

	HOUSEHOLD DURABLES -- 1.7%
[8]	Jarden Corp.	49,000	2,064,860
	Snap-On, Inc.	20,000	1,090,000
	TOTAL HOUSEHOLD DURABLES		$3,154,860

	IT SERVICES -- 2.1%
[8]	MPS Group, Inc.	90,000	1,232,100
[8]	Sykes Enterprises, Inc.	84,000	1,550,640
[8]	Verifone Holdings, Inc.	34,000	1,199,860

	TOTAL IT SERVICES		$3,982,600

	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
[8]	Dynegy, Inc.	163,000	1,533,830

	INDUSTRIAL CONGLOMERATES -- 1.9%
[8]	McDermott International, Inc.	48,000	2,575,680
	Walter Industries, Inc.	32,000	951,040

	TOTAL INDUSTRIAL CONGLOMERATES		$3,526,720

	INSURANCE -- 5.4%
	HCC Insurance Holdings, Inc.	50,400	1,545,264
	IPC Holdings Ltd.	47,000	1,409,060
[8]	Navigators Group, Inc.	36,000	1,839,240
	Platinum Underwriters Holdings Ltd.	54,200	1,854,724
[8]	ProAssurance Corp.	35,000	1,884,400
[8]	United America Indemnity Ltd., Class A	58,500	1,461,330

	TOTAL INSURANCE		$9,994,018

	INTERNET SOFTWARE & SERVICES -- 3.3%
[8]	aQuantive, Inc.	50,000	1,530,500
[8]	DivX, Inc.	47,500	957,600
[8]	Google, Inc.	2,500	1,178,450
[8]	Imergent, Inc.	20,000	$513,800
[8]	LoopNet, Inc.	51,500	943,995
[8]	Websense, Inc.	40,000	988,400

	TOTAL INTERNET SOFTWARE & SERVICES		$6,112,745

	LIFE SCIENCES TOOLS & SERVICES -- 1.0%
	Pharmaceutical Product Development, Inc.	50,000	1,803,500

	MACHINERY -- 4.6%
	Graco, Inc.	20,000	790,000
	Harsco Corp.	42,000	2,142,000
	Joy Global, Inc.	61,500	3,113,745
	Robbins & Myers, Inc.	12,800	491,904
	Titan International, Inc.	35,800	1,008,844
	Wabtec Corp.	27,000	1,003,050

	TOTAL MACHINERY		$8,549,543

	MEDIA -- 0.7%
	Belo (A.H.) Corp., Series A	71,000	1,368,170

	METALS & MINING -- 3.2%
[8]	Century Aluminium Co.	48,500	2,294,535
	Market Vectors Gold Miners	22,500	889,875
	Steel Dynamics, Inc.	32,000	1,417,920
[8]	U.S. Gold Corp.	147,000	867,300
[8]	Yamana Gold, Inc.	32,000	447,040

	TOTAL METALS & MINING		$5,916,670

	MULTILINE RETAIL -- 0.5%
[8]	99 Cents Only Stores	61,000	872,300

	OIL, GAS & CONSUMABLE FUELS -- 4.3%
	CONSOL Energy, Inc.	21,500	900,205
	Foundation Coal Holdings, Inc.	36,500	1,437,735
	Frontier Oil Corp.	39,000	1,377,870
	Holly Corp.	22,000	1,399,200
	Massey Energy Co.	55,500	1,494,615
[8]	Petrohawk Energy Corp.	55,000	794,750
[8]	USEC, Inc.	30,000	605,100

	TOTAL OIL, GAS & CONSUMABLE FUELS		$8,009,475

	PAPER & FOREST PRODUCTS -- 0.5%
[8]	Mercer International, Inc.	77,000	944,020

	PERSONAL PRODUCTS -- 0.8%
	Alberto-Culver Co.	59,000	1,433,110

	PHARMACEUTICALS -- 1.7%
[8]	Medicines Co.	17,500	398,650
	Medicis Pharmaceutical Corp., Class A	15,000	456,000
	Perrigo Co.	50,800	965,200
[8]	Pozen, Inc.	90,000	1,311,300

	TOTAL PHARMACEUTICALS		$3,131,150

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.5%
[8]	ASM International NV	58,000	$1,414,620
[8]	Kulicke & Soffa Industries	140,000	1,397,200
[8]	LSI Logic Corp.	135,000	1,147,500
[8]	PMC-Sierra, Inc.	256,000	1,978,880
[8]	Tessera Technologies, Inc.	24,000	1,026,960
[8]	Trident Microsystems, Inc.	65,000	1,379,950

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$8,345,110

	SOFTWARE -- 3.3%
[8]	Activision, Inc.	79,000	1,580,000
[8]	Ansys, Inc.	27,000	1,382,400
[8]	Fundtech Ltd.	68,903	1,036,990
[8]	Mentor Graphics Corp.	78,000	1,262,040
[8]	Red Hat, Inc.	38,800	820,232

	TOTAL SOFTWARE		$6,081,662

	SPECIALTY RETAIL -- 4.1%
[8]	Aeropostale, Inc.	29,000	1,193,350
[8]	Cache, Inc.	51,000	880,260
[8]	Children’s Place Retail Stores, Inc.	18,000	951,660
[8]	GameStop Corp.	29,500	978,515
[8]	Hibbett Sports, Inc.	43,000	1,253,450
	Reitmans Ltd.	46,000	996,342
[8]	United Retail Group, Inc.	103,500	1,431,405

	TOTAL SPECIALTY RETAIL		$7,684,982

	TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
	Kellwood Co.	42,000	1,183,560
[8]	Maidenform Brands, Inc.	40,000	815,600

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,999,160

	TRANSPORTATION INFRASTRUCTURE -- 0.8%
	Macquarie Infrastructure Co. Trust	33,900	1,443,462

	WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
[8]	Crown Castle International Corp.	27,000	927,180

TOTAL COMMON STOCKS (IDENTIFIED COST $164,602,627)			$177,790,049

WARRANTS -- 0.1%
	Calypte Biomedical Corp., Warrants	488,542	4,804
	On Track Innovations Ltd., Warrants	87,000	82,120

TOTAL WARRANTS (IDENTIFIED COST $0)			$86,924

2MUTUAL FUNDS -- 4.1%
[7]	MTB Prime Money Market Fund, Corporate Shares, 4.86%	6,805,891	$6,805,891
	SSgA Money Market Fund, 4.96%	858,148	858,148

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$7,664,039

TOTAL INVESTMENTS -- 100.1% (IDENTIFIED COST $172,266,666)			$185,541,012

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%			$(219,241)

TOTAL NET ASSETS -- 100%			$185,321,771

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

STOCKS	Percentage of Total Net Assets
United Kingdom	18.9%
Japan	18.0%
Germany	8.2%
Switzerland	8.1%
France	7.8%
United States	7.3%
Australia	4.7%
Italy	3.4%
Spain	2.8%
Hong Kong	2.6%
Netherlands	1.9%
Norway	1.9%
Sweden	1.8%
Canada	1.6%
Ireland	1.5%
Belgium	1.2%
Finland	1.2%
Singapore	1.0%
Austria	0.7%
Denmark	0.7%
Greece	0.5%
Portugal	0.4%
New Zealand	0.3%
South Africa	0.3%
Brazil	0.2%
Mexico	0.2%
South Korea	0.2%
Hungary	0.1%
Israel	0.1%
Malaysia	0.1%
Turkey	0.1%
Cash Equivalents[1]	1.3%
Other Assets and Liabilities -- Net[2]	0.9%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value in U.S. Dollars
COMMON STOCKS -- 97.8%
	AUSTRALIA -- 4.7%
	AGL Energy Ltd.	2,005	$25,463
	AMP Ltd.	33,255	294,932
	APN News & Media Ltd.	7,066	35,241
	ASX Limited	1,701	67,246
	Adelaide Bank	8,393	105,256
	Alinta Ltd.	4,572	56,649
	Australia & New Zealand Banking Group, Melbourne	20,473	519,581
	BHP Billiton Ltd.	25,324	618,508
	Bluescope Steel Ltd.	37,369	370,687
	CSL Ltd.	1,216	87,593
	Caltex Australia Ltd.	2,424	48,573
	Centennial Coal Co.	30,979	74,377
	Centro Properties Group	20,280	156,364
	Coates Hire Ltd.	10,576	46,247
	Coca Cola Amatil	22,336	175,150
	Cochlear Ltd.	736	38,504
	Commonwealth Bank of Australia	32,024	1,397,418
	Commonwealth Property	17,799	21,249
	David Jones Ltd.	12,478	51,065
	Fairfax (John) Holdings Ltd.	6,761	29,205
	GWA International Ltd.	88,600	341,341
	Gunns Ltd.	18,704	53,314
	Harvey Norman Holdings Ltd.	8,683	36,780
	Just Group	6,983	24,532
	Kagara Zinc Ltd.	22,114	113,142
	Leighton Holdings Ltd.	6,176	176,337
	MFS Ltd.	4,768	23,560
	MacArthur Coal Ltd.	5,047	20,697
	Macquarie Airports	9,766	32,129
	Macquarie Bank Ltd.	3,503	249,949
	Macquarie DDR TST	251,409	260,501
	Macquarie Infrastructure Group	9,055	28,354
	Macquarie Office Units NPV	137,907	182,658
	Macquarie Prologis	101,942	119,330
	Minara Resources Ltd.	51,615	312,560
	National Australia Bank Ltd., Melbourne	17,585	625,184
	OneSteel Ltd.	86,855	410,567
	Orica Ltd.	1,067	27,891
	Oxiana Ltd.	12,123	30,239
[8]	PMP Ltd.	16,630	25,573
	Pacific Brands Ltd.	41,612	111,130
	Perilya Ltd.	9,465	32,534
	QBE Insurance Group Ltd.	16,901	429,024
	Qantas Airways Ltd.	142,816	$629,201
	Rinker Group Ltd.	4,864	75,188
	Rio Tinto Ltd.	12,530	853,790
	Smorgon Steel Group Ltd.	193,800	350,463
	Suncorp-Metway Ltd.	1,151	20,404
	Tattersalls Ltd.	37,826	160,900
	Telstra Corp. Ltd.	40,234	140,906
	UTD Group Ltd.	1,013	13,133
	Wesfarmers	898	29,058
	West Australia News Holdings	1,051	14,517
	Westpac Banking Corp.	21,636	483,758
	Woodside Petroleum Ltd.	28,628	931,146
	Woolworth's Ltd.	16,180	378,426
	Zinifex Ltd.	16,410	222,421

	TOTAL AUSTRALIA		$12,189,945

	AUSTRIA -- 0.7%
	Erste Bank Der Ost	11,274	904,191
	OMV AG	7,364	466,122
	Voestalpine AG	6,800	457,786

	TOTAL AUSTRIA		$1,828,099

	BELGIUM -- 1.2%
	Delhaize Group	9,239	885,335
	Fortis	40,766	1,825,857
	Solvay	1,772	279,987

	TOTAL BELGIUM		$2,991,179

	BRAZIL -- 0.2%
	Cia de Saneamento & Basico do Estado de Sao Paulo	2,186,200	296,054
	Petroleo Brasilieros SA	7,400	164,679

	TOTAL BRAZIL		$460,733

	CANADA -- 1.6%
	Alcan, Inc.	9,700	571,128
	Atco Ltd.	5,200	229,992
[8]	Axcan Pharmaceuticals, Inc.	18,100	314,740
	BCE, Inc.	12,810	431,540
	Biovail Corp.	8,300	203,032
	Canadian Imperial Bank of Commerce	7,900	695,405
	Empire Ltd.	8,900	341,197
	Laurentian Bank of Canada	7,900	229,477
	National Bank of Canada	7,300	407,521
	Sobeys, Inc.	5,800	298,649
	Sun Life Financial, Inc.	9,100	431,264

	TOTAL CANADA		$4,153,945

	DENMARK -- 0.7%
	Danske Bank A/S	11,600	$541,163
	Vestas Wind Systems A/S	21,300	1,375,639

	TOTAL DENMARK		$1,916,802

	FINLAND -- 1.2%
	Elisa Corp.	11,960	347,833
	Kemira Oyj	9,100	220,404
	Metso Oyj	13,007	709,097
	Nokia Oyj	43,483	1,099,232
	Rautaruukki Oyj	11,900	640,717

	TOTAL FINLAND		$3,017,283

	FRANCE -- 7.8%
	Air France KLM	19,649	1,002,399
	Arcelor	20,842	1,108,426
[8]	Arkema	60	3,586
	Bouygues	17,914	1,423,521
	Cap Gemini SA	12,595	949,846
	Christian Dior SA	2,813	362,491
	Cie De Saint-Gobain	15,175	1,614,168
	Colruyt SA	829	194,832
	Credit Agricole SA	13,000	545,476
	Electricite de France	8,902	771,541
[8]	Eutelsat Commprom	17,135	422,584
	Iliad SA	8,748	886,296
	LVMH Moet Hennessy Louis Vuitton	6,262	729,156
	Michelin	4,400	558,465
	Peugeot SA	6,853	555,587
	Publicis Goupe SA	11,343	539,592
	Rallye SA	7,000	488,144
	Sanofi-Aventis	3,974	364,921
	Societe Generale	13,708	2,901,398
	Thales	13,089	793,535
	Total SA, Class B	31,458	2,322,593
	Unibail	1,409	388,757
	Valeo SA	7,400	422,887
	Vinci SA	1,828	293,246
	Vivendi Universal SA	10,400	428,662

	TOTAL FRANCE		$20,072,109

	GERMANY, FEDERAL REPUBLIC OF -- 8.2%
	Adidas Salomon AG	13,037	778,306
	Allianz AG	12,910	2,930,318
	BASF AG	21,740	2,579,956
	BNP Paribas	12,724	1,472,593
	Bayer AG	7,100	486,538
	Bayerische Motoren Werke AG	4,800	296,405
	DaimlerChrysler AG	11,700	$953,003
	Deutsche Bank AG	19,019	2,930,320
	E.On AG	5,089	766,008
	Fresenius Medical Care AG	4,074	344,546
	MAN AG	4,668	624,800
	Muenchener Ruckvers AG	2,000	355,363
	RWE AG	18,996	2,008,342
	Salzgitter AG	4,078	675,260
	Thyssenkrupp AG	24,635	1,327,028
	Volkswagen AG	9,576	1,453,953
	Wacker Chemie AG	3,893	710,041
	Wincor Nixdorf AG	4,240	414,295

	TOTAL GERMANY, FEDERAL REPUBLIC OF		$21,107,075

	GREECE -- 0.5%
	Alum Company of Greece	12,300	249,367
	National Bank of Greece SA	16,436	916,773

	TOTAL GREECE		$1,166,140

	HONG KONG -- 2.6%
	ASM Pacific Technology	1,000	6,318
	BOC Hong Kong Holdings Ltd.	17,500	42,841
	Bank of East Asia Ltd.	10,600	64,924
	CLP Holdings Ltd.	36,500	266,149
	China Petroleum & Chemical Corp.	1,200,000	1,046,313
	Citic Pacific Ltd.	118,000	444,899
	Esprit Holdings Ltd.	111,500	1,349,380
[8]	FoxConn International Holdings Ltd.	289,000	860,250
	HKR International Ltd.	60,800	38,708
	HSBC Holdings PLC	800	14,674
	Hang Lung Group Ltd.	49,000	188,088
	Hang Seng Bank Ltd.	7,900	111,002
	Henderson Land Development Co., Ltd.	2,000	11,977
	Hong Kong & China Gas	23,000	54,568
	Hong Kong & Shang	30,000	45,796
	Hong Kong Electric	8,500	42,560
	Hutchison Whampoa Ltd.	12,000	115,506
	Lenovo Group	799,000	317,992
	Link Real Estate Investment Trust	6,000	13,659
	Melco International Development	6,000	11,699
	New World Development Co., Ltd.	28,000	64,865
	Orient Overseas International Ltd.	10,000	84,187
	PCCW Ltd.	27,000	16,580
	Pacific Basin Ship	342,000	341,316
	PetroChina Co., Ltd.	224,000	251,462
	Shangri-La Asia Ltd.	10,000	24,407
	Sun Hung Kai Properties Ltd.	6,000	69,926
	Swire Pacific Ltd.	17,000	194,350
	Television Broadcast	2,000	$13,229
	Texwinca Holdings	20,000	14,200
	Vtech Holdings Ltd.	68,000	512,063
	Wharf Holdings Ltd.	20,000	73,686
	Wing Lung Bank	2,100	23,019
	Yue Yuen Industrial Holdings	7,500	25,957

	TOTAL HONG KONG		$6,756,550

	HUNGARY -- 0.1%
	OTP Bank	7,000	355,884

	IRELAND -- 1.5%
	Anglo Irish Bank Corp. PLC	75,399	1,696,425
	Bank of Ireland	74,282	1,599,348
	Irish Life & Permanent PLC	25,700	680,192

	TOTAL IRELAND		$3,975,965

	ISRAEL -- 0.1%
	Bank Hapoalim BM	41,800	218,271

	ITALY -- 3.4%
	Autogrill SpA	31,859	633,971
	BCA	12,600	419,958
	Banco Popolare di Verona e Novara	11,000	217,505
	ENI SpA	68,948	2,287,899
	Enel SpA	86,497	984,688
	Fiat SpA	24,028	706,449
	Intesa San Paolo	59,808	500,298
	Milano Assicurazioni SpA	19,800	194,682
	Saipem SpA	36,890	1,154,222
	UniCredito Italian SpA	154,762	1,586,346

	TOTAL ITALY		$8,686,018

	JAPAN -- 18.0%
	Acom Co., Ltd.	5,500	198,447
	Aioi Insurance Co., Ltd.	12,000	81,293
	Alpine Electronics, Inc.	17,800	292,959
	Alps Electric Co., Ltd.	27,600	284,901
	Amada Co., Ltd.	17,000	189,594
	Aoyama Trading Co.	1,700	52,052
	Asahi Breweries Ltd.	28,000	455,153
	Asahi Kasei Corp.	49,000	343,790
	Astellas Pharma, Inc.	2,500	109,097
	Autobacs Seven Co., Ltd.	1,500	51,986
	Bank of Yokohama Ltd.	25,000	183,137
	Brother Industries Ltd.	14,000	190,448
	CSK Holdings Corp.	1,600	61,746
	Canon, Inc.	14,200	793,929
	Capcom Co., Ltd.	4,500	68,224
	Central Glass Co., Ltd.	71,000	494,978
	Central Japan Railway Co.	21	230,883
	Chiba Bank Ltd.	12,000	$99,248
	Chubu Electric Power Co., Ltd.	7,200	230,998
	Circle K	2,100	36,105
	Comsys Holding	7,000	78,208
	Cosmo Oil Company Ltd.	67,000	279,300
	Dai Nippon Printing Co., Ltd.	10,000	159,379
	Daikyo, Inc.	10,000	50,170
	Daiwa Securities Group, Inc.	55,000	611,784
	Denki Kagaku Kogyo	43,000	186,972
	Denso Corp.	5,100	180,274
	East Japan Railway Co.	43	348,481
	Eisai Co., Ltd.	2,700	128,318
	Fanuc Ltd.	2,200	215,283
	Fuji Electric Holdings Co., Ltd.	24,000	111,740
	Fuji Heavy Industries Ltd.	76,000	375,227
	Fujitsu Ltd.	26,000	163,338
	Giagas K S Denki	2,400	62,654
	Hankyu Department Stores	14,000	123,831
	Hisamitsu Pharmaceutical Co.	2,700	80,537
	Hitachi Capital Corp.	14,900	249,506
	Hitachi Ltd.	18,000	136,724
	Honda Motor Co., Ltd.	24,900	857,001
	Isetan Co., Ltd.	4,500	73,675
	JFE Holdings, Inc.	7,600	412,725
	Joyo Bank Ltd.	24,000	147,132
	KDDI Corp.	23	180,565
	Kamigumi Co., Ltd.	10,000	87,546
	Kansai Electric Power Co., Inc.	18,500	516,080
	Kawasaki Kisen Kaisha Ltd.	12,000	129,667
	Kikkoman Corp.	9,000	131,282
	Koa Corporation	6,000	78,356
	Komatsu Ltd.	18,900	448,279
	Kubota Corp.	27,000	254,558
	Kureha Corp.	83,000	407,056
	Kyocera Corp.	1,500	145,745
	Kyowa Exeo Corp.	8,000	83,511
	Kyowa Hakko Kogyo Co., Ltd.	10,000	93,407
	Kyushu Electric Power Co., Inc.	7,700	216,618
	Lawson	2,100	77,399
	Leopalace21 Corp.	5,000	164,139
	Maeda Road Construction Co., Ltd.	8,000	63,053
	Makita Corp.	6,300	240,599
	Marubeni Corp.	109,000	651,102
	Matsushita Electric Industrial Co., Ltd.	21,000	405,972
	Mazda Motor Corp.	23,000	115,298
	Millea Holdings, Inc.	6,800	251,798
	Ministop Co., Ltd.	13,000	229,950
	Mitsubishi Chemicals Holdings Corp.	27,000	$217,256
	Mitsubishi Corp.	25,500	544,057
	Mitsubishi Electric Corp.	29,000	281,120
	Mitsubishi Estate Co., Ltd.	9,000	278,615
	Mitsubishi Gas Chemical Co., Inc.	14,000	121,017
	Mitsubishi Materials Corp.	22,000	106,662
	Mitsubishi Rayon Co., Ltd.	12,000	83,568
	Mitsubishi UFJ Financial Group, Inc.	80	836,371
	Mitsui & Co., Ltd.	22,000	392,253
	Mitsui Fudosan Co., Ltd.	2,000	58,403
	Mitsui Mining & Smelting Co., Ltd.	115,100	555,229
	Mitsui OSK Lines Ltd.	18,000	226,626
	Mitsui Sumitomo Insurance Co., Ltd.	7,000	87,027
	Mizuho Financial Group, Inc.	94	566,378
	NGK Insulators	63,000	1,367,799
	NGK Spark Plug Co., Ltd.	9,000	158,400
	NSK Ltd.	34,700	336,041
	NTT Data Corp.	18	88,333
	NTT DoCoMo, Inc.	594	1,013,467
	Nidec Corp.	9,900	626,314
	Nifco, Inc.	16,000	377,927
	Nikon Corp.	8,000	183,486
	Nintendo Co.	700	217,778
	Nippon Kayaku Co., Ltd.	3,000	24,112
	Nippon Mining Holdings, Inc.	24,500	196,899
	Nippon Oil Corp.	50,000	383,969
	Nippon Paint Co., Ltd.	14,000	81,906
	Nippon Sheet Glass Co., Ltd.	24,000	126,099
	Nippon Shokubai Co., Ltd.	7,000	71,344
	Nippon Steel Corp.	130,000	831,043
	Nippon Telephone & Telegraph Corp.	201	1,000,286
	Nippon Yusen KK	26,000	224,036
	Nissan Motor Co., Ltd.	98,100	989,754
	Nisshin Oillio Group Ltd.	9,000	54,514
	Nisshin Seifun Group	11,500	124,079
	Nitto Denko Corp.	19,000	837,085
	Nomura Holdings, Inc.	48,900	941,802
	OJI Paper Co., Ltd.	55,000	281,102
	ORIX Corp.	4,640	1,236,008
	Obayashi Corp.	18,000	113,444
	Omron Corp.	5,700	152,642
	Ono Pharmaceutical Co., Ltd.	3,200	177,337
	Osaka Gas Co., Ltd.	28,000	104,868
	Pacific Metals Co.	7,000	109,336
	Rengo Co., Ltd.	12,000	64,341
	Resona Holdings, Inc.	46	103,806
	Ricoh Co., Ltd.	13,000	285,095
	SMC Corp.	8,500	$1,085,026
	Santen Pharmaceutical Co., Ltd.	2,600	71,168
	Sanwa Shutter Corp.	10,000	61,627
	Seven & I Holdings Co., Ltd.	3,200	92,207
	Sharp Corp.	47,000	860,272
	Shimachu Co., Ltd.	2,600	70,429
	Shin-Etsu Chemical Co., Ltd.	3,400	220,018
	Shinmaywa Industries Ltd.	24,000	116,666
	Showa Shell Sekiyu KK	33,200	398,547
	Sony Corp.	5,700	303,609
	Sumitomo Bakelite Co., Ltd.	26,000	183,981
	Sumitomo Chemical Co., Ltd.	34,000	224,457
	Sumitomo Corp.	52,100	885,912
	Sumitomo Metal Industries Ltd.	46,000	233,104
	Sumitomo Metal Mining Co., Ltd.	12,000	221,400
	Sumitomo Mitsui Financial Group, Inc.	162	1,417,465
	Sumitomo Realty & Development Co., Ltd.	6,000	221,217
	Sumitomo Trust & Banking Co., Ltd.	15,000	146,462
	TDK Corp.	1,800	156,151
	Taiheiyo Cement Corp.	30,000	128,058
	Takeda Pharmaceutical Co., Ltd.	9,000	583,404
	Tanabe Seiyaku Co., Ltd.	13,000	167,804
	Teijin Ltd.	36,000	185,764
	Toagosei Co., Ltd.	10,000	38,264
	Tobu Railway Co.	14,000	63,950
	Tohoku Electric Power Co., Inc.	2,600	62,050
	Tokyo Electric Power Co., Inc.	13,700	454,329
	Tokyo Electron Ltd.	3,300	228,885
	Tokyo Gas Co., Ltd.	11,000	55,092
	Toshiba Corp.	74,000	552,076
	Tosoh Corp.	23,000	104,850
	Toyo Suisan Kaisha Ltd.	7,000	139,435
	Toyo Tire & Rubber Co., Ltd.	69,000	294,357
	Toyobo Co.	22,000	66,537
	Toyota Motor Corp.	47,400	2,887,784
	UNY Co., Ltd.	17,000	203,319
	USS Co., Ltd.	820	51,675
	West Japan Railway Co.	20	90,499
	Yamada Denki Co., Ltd.	7,700	709,495
	Yamaha Corp.	7,300	168,567
	Yamaha Motor Co., Ltd.	5,400	142,646
	Yamazaki Baking	6,000	55,733
	Yokohama Rubber Co., Ltd.	70,000	434,018

	TOTAL JAPAN		$46,530,550

	MALAYSIA -- 0.1%
	AmInvestment Group Bhd	254,812	197,878

	MEXICO -- 0.2%
	Telefonos de Mexico SA de CV	268,300	$459,093

	NETHERLANDS -- 1.9%
	ABN AMRO Holding	16,220	790,971
[8]	ASM Lithography Holding NV	6,391	172,453
	Aegon NV	31,400	644,919
	ING Groep NV	28,342	1,286,587
	Koninklijke KPN NV	81,395	1,378,675
	Randstad Holdings NV	2,279	177,833
	USG People NV	530	24,055
	Unilever NV	10,977	334,024

	TOTAL NETHERLANDS		$4,809,517

	NEW ZEALAND -- 0.3%
	Auckland International Airport Ltd.	14,253	26,105
	Fisher & Paykel Appliances Holdings Ltd.	55,900	145,780
	Fletcher Building	27,698	233,254
	Kiwi Income Property Trust	10,911	13,072
	Telecom Corp. of New Zealand Ltd.	52,471	186,583
	Vector NPV	23,446	49,566

	TOTAL NEW ZEALAND		$654,360

	NORWAY -- 1.9%
	Norsk Hydro ASA	14,000	483,968
	Orkla ASA	59,300	944,616
[8]	Petroleum Geo-Services ASA	39,360	1,080,577
[8]	Renewable Energy	28,900	831,025
	Statoil ASA	16,700	468,987
[8]	TGS Nopec Geophysical Co. ASA	15,600	355,583
	Tandberg ASA	19,300	407,571
	Yara International	11,200	326,241

	TOTAL NORWAY		$4,898,568

	PORTUGAL -- 0.4%
	Banco Comercial Portugues SA	66,500	278,281
	Energias de Portugal SA	155,584	861,887

	TOTAL PORTUGAL		$1,140,168

	SINGAPORE -- 1.0%
[8]	Chartered Semi Conductors	4,000	3,743
	Comfortdelgro Co.	21,000	31,342
	DBS Group Holdings Ltd.	2,000	27,722
	Fraser & Neave Ltd.	5,000	17,620
	Keppel Corp., Ltd.	68,600	956,948
	MMI Holdings	146,000	153,467
	MobileOne Ltd.	141,000	207,192
	Neptune Orient Lines Ltd.	3,000	7,033
	Overseas Chinese Banking Corp.	26,000	152,498
	SMRT Corp. Ltd.	28,000	34,191
	Sia Engineering Co.	5,000	$15,078
	Singapore Airlines Ltd.	41,000	487,848
	Singapore Exchange Ltd.	11,000	52,539
	Singapore Land	2,000	13,707
	Singapore Petrol	30,000	94,845
	Singapore Post	8,000	6,270
	Singapore Press Holdings Ltd.	17,000	48,518
	Singapore Technologies Engineering Ltd.	6,000	14,104
	Singapore Telecommunications Ltd.	600	1,299
	Suntec Real Estate Investment Trust	12,000	16,018
	UOL Group Ltd.	11,000	34,543
[8]	UTD Test & Assen	168,000	97,888
	United Overseas Bank Ltd.	2,000	27,934

	TOTAL SINGAPORE		$2,502,347

	SOUTH AFRICA -- 0.3%
	Astral Foods	2,800	46,207
	Remgro Ltd.	17,600	467,777
	Telkom SA Ltd.	12,300	300,014

	TOTAL SOUTH AFRICA		$813,998

	SOUTH KOREA -- 0.2%
	Hyundai Motor Co.	8,878	562,415

	SPAIN -- 2.8%
	ACS Actividades Co.	5,221	322,645
	Banco Bilbao Vizcaya Argentaria SA	60,253	1,435,169
	Banco Santander Central Hispano SA	170,496	3,039,297
	Iberialineas Aere	44,218	226,086
	Repsol YPF SA	22,200	728,551
	Telefonica SA	71,836	1,602,376

	TOTAL SPAIN		$7,354,124

	SWEDEN -- 1.8%
	Electrolux AB	17,800	461,996
	Hennes & Mauritz	6,950	459,341
	Husqvarna AB	7,800	142,446
	Nordea Bank AB	57,500	993,887
	Sandvik AB	45,000	857,225
	Scania AB	3,000	285,841
	Svenska Cellulosa	4,400	226,321
	Teliasonera AB	11,500	93,138
	Volvo AB	62,000	1,204,088
[8]	Volvo AB	12,400	46,268

	TOTAL SWEDEN		$4,770,551

	SWITZERLAND -- 8.1%
	ABB Ltd.	75,286	1,504,733
[8]	Actelion	1,757	416,932
	Baloise Holdings AG	3,500	380,481
	Credit Suisse Group	21,466	$1,686,849
	Helvetia Holding AG	1,000	422,994
	Holcim Ltd.	8,920	953,829
	Kudeslski SA	4,389	168,166
[8]	Logitech International SA	12,154	328,271
	Nestle SA	4,059	1,608,088
	Novartis AG	44,358	2,582,270
	Richemont AG	7,626	459,740
	Roche Holding AG	10,284	1,939,975
	Swiss Reinsurance	19,547	1,842,891
	Swisscom AG	1,300	457,715
	Syngenta AG	6,322	1,257,501
	Synthes, Inc.	5,171	676,753
	UBS AG	38,774	2,513,019
	Zurich Financial Services AG	6,064	1,755,766

	TOTAL SWITZERLAND		$20,955,973

	TURKEY -- 0.1%
	Tupras (Turkiye Petrol Rafine)	10,800	218,898

	UNITED KINGDOM -- 18.9%
	ARM Holdings PLC	346,177	921,447
	Alliance & Leicester PLC	16,300	371,323
	AstraZeneca PLC	48,283	2,627,541
[8]	Autonomy Corp.	56,683	846,929
	Aviva PLC	46,693	732,577
	BHP Billiton PLC	40,222	896,998
	BP PLC	156,428	1,757,586
	BT Group PLC	400,378	2,528,132
	Barclays PLC	287,105	4,134,641
	Barratt Development	10,614	228,090
	Bradford & Bingley PLC	28,100	248,663
[8]	British Airways PLC	62,699	630,563
	British Insurance Holdings PLC	54,500	384,745
	British Sky Broadcasting PLC	66,436	760,835
	Carnival PLC	14,409	725,349
[8]	Charter PLC	16,504	336,723
	Cookson Group PLC	34,105	447,955
	Countrywide PLC	13,681	166,946
	DSG International PLC	114,200	365,540
	Daily Mail & Gen TST	52,763	878,631
	Dairy Crest Group PLC	13,900	186,216
	First Group	42,104	553,058
	GKN PLC	80,800	621,140
	GlaxoSmithKline PLC	69,849	2,020,986
	HBOS PLC	106,174	2,278,947
	HSBC Holdings PLC	17,636	325,718
	Hanson PLC	2,000	34,074
	Imperial Tobacco Group PLC	36,708	$1,590,342
	Investec	14,949	211,477
	Kesa Electricals PLC	30,562	204,826
	Lloyds TSB Group PLC	21,200	244,465
	Marks & Spencer Group PLC	32,832	484,515
	Michael Page International PLC	133,331	1,526,947
	National Grid PLC	93,716	1,466,301
	Northern Foods	72,492	185,158
	Northern Rock	32,208	689,134
	Old Mutual PLC	45,300	160,831
	Premier Foods	67,000	409,514
	Prudential PLC	93,386	1,385,970
	Reckitt Benckiser PLC	28,894	1,583,296
	Rio Tinto PLC	16,111	982,183
	Rolls-Royce Group PLC	2,917,849	5,951
	Royal Bank of Scotland Group PLC, Edinburgh	98,387	3,765,048
	Royal Dutch Shell PLC	29,818	1,039,001
	Royal Dutch Shell PLC, B Shares	52,096	1,846,019
	Savills	8,760	115,715
	Smith & Nephew PLC	81,727	1,022,168
	Stagecoach Group	38,416	142,091
	Taylor Woodrow PLC	20,200	194,564
	Tesco PLC	85,407	784,840
	Tomkins PLC	41,600	221,112
	Unilever PLC	41,985	1,314,031
	Venture Productions	4,505	61,655
	Vodafone Group PLC	457,100	1,301,179

	TOTAL UNITED KINGDOM		$48,949,686

	UNITED STATES -- 7.3%
	Au Optronics Corp.	16,377	260,558
	Banco Itau SA	18,500	713,730
	Cameco Corp.	23,637	1,101,957
	Chunghwa Telecom Co., Ltd.	31,000	616,900
	Companhia De Bebidas Das Amers	13,400	782,828
[8]	Focus Media Holding Ltd.	19,000	703,000
	HDFC Bank Ltd.	10,600	769,878
	Infosys Technologies Ltd.	18,000	942,300
	JSC MMC Norilsk Nickel	4,000	780,000
	Jardine Matheson	2,400	55,737
	Koninklijke Philips Electronics NV	20,464	839,843
	Korea Electric Power Corp.	25,600	529,408
	Manulife Financial Corp.	30,600	1,104,966
[8]	Millicom International Cellular	15,000	1,218,750
	POSCO	11,500	1,204,510
	PetroChina Co., Ltd.	500	56,070
	Petroleo Brasileiro SA	13,532	1,294,181
	Samsung Electronics Co., Ltd.	2,588	$794,516
	SAP AG	14,800	710,400
	State Bank of India Ltd.	8,800	599,478
	Suncor Energy, Inc.	9,264	745,752
	Taiwan Semiconductor Manufacturing Co., Ltd.	72,160	760,566
	Teva Pharmaceutical Industries Ltd.	24,815	950,663
	Total SA	9,800	722,162
	Wal-Mart de Mexico SA de CV	17,114	671,304
	Want Want Holdings	4,000	7,952

	TOTAL UNITED STATES		$18,937,409

TOTAL COMMON STOCKS (IDENTIFIED COST $196,737,254)			$252,651,533

[2,7]MUTUAL FUND -- 1.3%
	MTB Prime Money Market Fund, Corporate Shares, 4.86% (AT NET ASSET VALUE)	3,314,353	$3,314,353

TOTAL INVESTMENTS -- 99.1% (IDENTIFIED COST $200,051,607)			$255,965,886

OTHER ASSETS AND LIABILITIES -- NET -- 0.9%			$2,408,269

TOTAL NET ASSETS -- 100%			$258,374,155

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at April 30, 2007.

(1) Discount rate at time of purchase.

(2) 7-Day net yield.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$3,980,030	6.8%
U.S. Government Bond Fund	1,175,295	0.7%
Intermediate-Term Bond Fund	2,085,964	1.1%
Income Fund	7,845,286	6.4%
Balanced Fund	214,959	0.7%

(4) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$3,980,030	6.8%
U.S. Government Bond Fund	1,175,295	0.7%
Intermediate-Term Bond Fund	2,085,964	1.1%
Income Fund	7,845,286	6.4%
Balanced Fund	214,959	0.7%

(5) Current rate and next reset date shown for Variable Rate Demand Notes.

(6) At April 30, 2007, 3.1%, of the total investments at market value were subject to the federal alternative minimum tax for New York Municipal Bond Fund, 0.4% for Maryland Municipal Bond Fund and 12.7% for Virginia Municipal Bond Fund. At April 30, 2007, the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax.

(7) Affiliated company.

(8) Non-income producing security.

At April 30, 2007, the International Equity Fund had the following outstanding futures contracts:

	Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]	MSCI Pan Euro Index Long Futures	72	$1,838,016	June 2007	$(183,882)
[8]	TOPIX Index Long Futures	5	85,000,000	June 2007	(9,658)
	NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS				$(193,540)

At April 30, 2007, the International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED:
5/4/2007	339,750 Malaysian Ringgit	$99,313	$99,284	$(29)
5/4/2007	90,378 South African Rand	12,890	12,807	(83)
5/8/2007	253,204 South African Rand	33,252	33,329	77
CONTRACTS SOLD:
5/2/2007	14,715 Swiss Franc	$12,133	$12,184	$(51)
5/2/2007	137 Euro Dollar	186	187	(1)
5/4/2007	6,443 Pound Sterling	12,890	12,885	5
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(82)

The following acronyms are used throughout this report:

ADR -- American Depositary Receipt	HEFA -- Health and Education Facilities Authority
AMBAC -- American Municipal Bond Assurance Corporation	HFA -- Housing Finance Agency
AMT -- Alternative Minimum Tax	IDA -- Industrial Development Authority
ARM -- Adjustable Rate Mortgage	IDFA -- Industrial Development Finance Authority
CapCOM -- Capital Municipal Assurance Corporation	INS -- Insured
CIFG -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee	LIQ -- Liquidity Agreement
COL -- Collateralized	LOC(s) -- Letter(s) of Credit
CP -- Commercial Paper	LT -- Limited Tax
EDA -- Economic Development Authority	MBIA -- Municipal Bond Investors Assurance
EDRB -- Economic Development Revenue Bonds	MFH -- Multifamily Housing
ETM -- Escrowed to Maturity	MHF -- Maryland Housing Fund
FGIC -- Financial Guaranty Insurance Corporation	MTN -- Medium Term Note
FHA -- Federal Housing Administration	PCA -- Pollution Control Authority
FNMA -- Federal National Mortgage Association	PRF -- Prerefunded
FSA -- Financial Security Assurance	REMIC -- Real Estate Mortgage Investment Conduit
GNMA -- Government National Mortgage Association	SFM -- Single Family Mortgage
GO -- General Obligation	UT -- Unlimited Tax
GTD -- Guaranteed	VRDNs -- Variable Rate Demand Notes
HDA -- Hospital Development Authority

MTB Fund	Cost of Investments for Federal Tax Purposes
Short Duration Government Bond Fund	$189,578,941
Short-Term Corporate Bond Fund	57,938,132
U.S. Government Bond Fund	170,784,927
New York Municipal Bond Fund	104,027,290
Pennsylvania Municipal Bond Fund	134,521,242
Maryland Municipal Bond Fund	139,929,410
Virginia Municipal Bond Fund	17,331,967
Intermediate-Term Bond Fund	197,916,473
Income Fund	122,752,703
Managed Allocation Fund -- Conservative Growth	13,735,285
Managed Allocation Fund -- Moderate Growth	61,607,599
Managed Allocation Fund -- Aggressive Growth	29,934,847
Balanced Fund	29,735,272
Equity Income Fund	49,850,396
Large Cap Value Fund	143,192,150
Equity Index Fund	85,231,319
Large Cap Stock Fund	168,504,008
Large Cap Growth Fund	45,334,067
Multi Cap Growth Fund	37,973,270
Mid Cap Stock Fund	109,185,571
Mid Cap Growth Fund	48,718,129
Small Cap Stock Fund	97,976,594
Small Cap Growth Fund	173,296,709
International Equity Fund	200,945,665

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2007	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

ASSETS:
Investments in securities, at value	$ 188,018,177	$ 57,851,446	$ 170,771,587	$ 106,761,878
Cash	--	--	--	84,337
Income receivable	1,286,223	759,717	1,488,475	1,427,260
Receivable for shares sold	154,933	458,578	239,010	72,095
Receivable for investments sold	--	--	--	--

TOTAL ASSETS	189,459,333	59,069,741	172,499,072	108,345,570

LIABILITIES:
Payable for investments purchased	--	--	--	3,038,070
Payable to bank	--	--	--	--
Income distribution payable	286,707	128,326	259,432	152,567
Payable for shares redeemed	98,719	--	55,606	27,203
Payable for transfer and dividend disbursing agent fees and expenses	16,875	12,640	10,772	17,381
Payable for Trustees’ fees	878	871	949	991
Payable for auditing fees	14,780	14,749	14,837	14,904
Payable for legal fees	377	379	633	382
Payable for portfolio accounting fees	12,545	4,901	10,129	7,595
Payable for distribution services fee (Note 5)	492	36	6,454	8,144
Payable for shareholder services fee (Note 5)	22	9	46	280
Payable for share registration costs	11,049	10,980	11,333	11,471
Payable for printing and postage	546	--	3,856	--
Accrued expenses	12,250	194	3,326	1,747

TOTAL LIABILITIES	455,240	173,085	377,373	3,280,735

NET ASSETS	$ 189,004,093	$ 58,896,656	$ 172,121,699	$ 105,064,835

NET ASSETS CONSIST OF:
Paid-in capital	$ 192,935,554	$ 60,492,164	$ 181,150,859	$ 102,593,050
Net unrealized appreciation (depreciation) of investments	(1,527,113)	(86,686)	514,073	2,700,510
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,429,238)	(1,509,115)	(9,548,352)	(232,754)
Undistributed net investment income	24,890	293	5,119	4,029

TOTAL NET ASSETS	$ 189,004,093	$ 58,896,656	$ 172,121,699	$ 105,064,835

Class A Shares	$ 3,421,200	$ 83,473	$ 51,954,750	$ 59,371,158
Class B Shares	$ 105,159	$ 42,086	$ 227,109	$ 1,470,112
Institutional I Shares	$ 185,477,734	$ 58,771,097	$ 119,939,840	$ 44,223,565
SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	355,893	8,494	5,599,558	5,650,303
Class B Shares	10,939	4,282	24,478	139,908
Institutional I Shares	19,294,352	5,979,877	12,927,172	4,208,920

(a) Including $496,840, $68,436, $717,363, $13,983,101 and $65,691,679 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 138,386,640(a)	$ 144,361,478(a)	$ 17,891,195(a)	$ 196,862,472	$ 123,021,291	$ 13,983,101(a)	$ 65,691,679(a)
--	--	--	--	--	--	--
1,995,549	2,208,071	272,922	1,777,976	1,354,229	1,033	7,758
4,824	8,598	10,000	95,243	19,107	730	18,404
--	1,295,156	--	--	--	--	--

140,387,013	147,873,303	18,174,117	198,735,691	124,394,627	13,984,864	65,717,841

--	--	--	1,000,000	1,000,000	--	--
--	--	155	--	--	--	--
362,198	333,153	9,864	526,769	310,183	--	--
23,753	93,224	2,279	36,395	60,141	66	24,355
10,341	11,028	4,445	16,133	10,157	7,213	15,838
886	913	803	903	915	940	924
14,804	14,812	14,711	14,802	14,824	14,840	14,780
377	373	2,625	627	380	638	634
9,740	10,285	2,213	13,141	8,691	2,525	5,675
1,013	5,037	3,728	239	1,487	1,556	18,552
184	364	--	20	232	--	9,265
11,009	11,651	2,822	11,672	11,147	8,056	7,971
--	1,576	1,707	--	3,593	3,124	63
2,555	1,710	86	1,649	1,152	147	945

436,860	484,126	45,438	1,622,350	1,422,902	39,105	99,002

$ 139,950,153	$ 147,389,177	$ 18,128,679	$ 197,113,341	$ 122,971,725	$ 13,945,759	$ 65,618,839

$ 136,742,404	$ 142,808,432	$ 17,416,724	$ 204,308,332	$ 124,399,093	$ 13,547,907	$ 60,247,749
3,880,658	4,355,823	546,732	(518,776)	268,588	273,074	4,129,789
(686,065)	218,241	164,031	(6,681,479)	(1,697,052)	111,677	1,181,468
13,156	6,681	1,192	5,264	1,096	13,101	59,833

$ 139,950,153	$ 147,389,177	$ 18,128,679	$ 197,113,341	$ 122,971,725	$ 13,945,759	$ 65,618,839

$ 5,406,966	$ 47,611,007	$ 18,128,679	$ 1,455,434	$ 6,381,219	$ 10,566,898	$ 41,962,925
$ 875,384	$ 1,764,024	$ --	$ 98,361	$ 1,104,944	$ 3,378,861	$ 23,655,914
$ 133,667,803	$ 98,014,146	$ --	$ 195,559,546	$ 115,485,562	$ --	$ --

535,680	4,716,279	1,662,913	148,311	648,804	1,049,442	3,933,293
86,723	174,392	--	10,024	113,853	336,674	2,254,513
13,242,772	9,699,453	--	19,928,160	11,899,555	--	--

April 30, 2007	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Class B Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Institutional I Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Offering Price Per Share*
Class A Shares	$ 9.91**	$ 10.13**	$ 9.72***	$ 11.01***
Class B Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Institutional I Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Redemption Proceeds Per Share*
Class A Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Class B Shares	$ 9.13*****	$ 9.34*****	$ 8.82*****	$ 9.98*****
Institutional I Shares	$ 9.61	$ 9.83	$ 9.28	$ 10.51
Investments, at identified cost	$ 189,545,290	$ 57,938,132	$ 170,257,514	$ 104,061,368

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/97.00 of net asset value.

*** Computation of offering price per share 100/95.5 of net asset value.

**** Computation of offering price per share 100/96.00 of net asset value.

***** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10.09	$ 10.10	$ 10.90	$ 9.81	$ 9.84	$ 10.07	$ 10.67
$ 10.09	$ 10.12	$ --	$ 9.81	$ 9.71	$ 10.04	$ 10.49
$ 10.09	$ 10.11	$ --	$ 9.81	$ 9.71	$ --	$ --

$ 10.57***	$ 10.58***	$ 11.41***	$ 10.27***	$ 10.30***	$ 10.49****	$ 11.17***
$ 10.09	$ 10.12	$ --	$ 9.81	$ 9.71	$ 10.04	$ 10.49
$ 10.09	$ 10.11	$ --	$ 9.81	$ 9.71	$ --	$ --

$ 10.09	$ 10.10	$ 10.90	$ 9.81	$ 9.84	$ 10.07	$ 10.67
$ 9.59*****	$ 9.61*****	$ --	$ 9.32*****	$ 9.22*****	$ 9.54*****	$ 9.97*****
$ 10.09	$ 10.11	$ --	$ 9.81	$ 9.71	$ --	$ --
$ 134,505,982	$ 140,005,655	$ 17,344,463	$ 197,381,248	$ 122,752,703	$ 13,710,027	$ 61,561,890

April 30, 2007	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 33,380,992(a)	$ 32,165,852(a)
Cash	--	81,594
Income receivable	1,354	117,064
Receivable for shares sold	17,687	276,533
Receivable for investments sold	--	237,280

TOTAL ASSETS	33,400,033	32,878,323

LIABILITIES:
Payable for investments purchased	--	314,117
Payable to bank	--	--
Payable for shares redeemed	12,457	319,946
Payable for transfer and dividend disbursing agent fees and expenses	11,930	15,383
Payable for Trustees’ fees	1,003	947
Payable for auditing fees	14,928	14,845
Payable for distribution services fee (Note 5)	4,970	5,229
Payable for shareholder services fee (Note 5)	--	1,684
Payable for share registration costs	8,204	11,183
Accrued expenses	637	3,326

TOTAL LIABILITIES	54,129	686,660

NET ASSETS	$ 33,345,904	$ 32,191,663

NET ASSETS CONSIST OF:
Paid-in capital	$ 29,106,154	$ 70,960,213
Net unrealized appreciation of investments and translation of assets & liabilities in foreign currency	3,452,459	2,471,634
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	781,139	(41,292,441)
Undistributed net investment income	6,152	52,257

TOTAL NET ASSETS	$ 33,345,904	$ 32,191,663

Class A Shares	$ 22,605,722	$ 21,547,366
Class B Shares	$ 10,740,182	$ 5,418,688
Institutional I Shares	$ --	$ 5,225,609
SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	2,058,243	1,426,362
Class B Shares	1,003,700	358,419
Institutional I Shares	--	345,035

(a) Including $33,380,992, $682,658, $864,977, $4,043,773, $1,774,884 and $1,036,528 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 54,072,557(a)	$ 175,605,929(a)	$ 112,965,625	$ 233,611,008	$ 52,777,875(a)	$ 43,870,614(a)
191,148	--	--	--	--	--
87,119	176,136	91,193	128,428	29,654	20,030
43,818	106,343	194,866	351,478	49,274	397,759
548,136	--	56,319	2,076,738	505,694	837,158

54,942,778	175,888,408	113,308,003	236,167,652	53,362,497	45,125,561

737,176	1,818,976	172,853	--	734,860	969,819
--	--	32,810	358,602	--	--
51,110	55,164	9,296	1,214,014	75,616	420,919
13,896	10,024	9,114	20,684	14,407	18,312
836	924	927	854	913	933
14,695	14,819	14,820	14,721	14,807	14,833
1,155	8,833	1,381	10,483	1,166	4,370
4,854	13,262	151	20,626	5,087	2,867
10,880	11,190	11,114	21,282	10,691	11,158
6,656	18,401	13,873	33,468	6,144	1,788

841,258	1,951,593	266,339	1,694,734	863,691	1,444,999

$ 54,101,520	$ 173,936,815	$ 113,041,664	$ 234,472,918	$ 52,498,806	$ 43,680,562

$ 44,918,547	$ 138,775,821	$ 101,470,126	$ 186,383,063	$ 45,373,719	$ 70,155,757
4,354,047	32,397,541	31,645,485	65,415,223	7,588,206	6,159,119
4,815,364	2,734,388	(20,207,563)	(17,325,368)	(491,015)	(32,645,692)
13,562	29,065	133,616	--	27,896	11,378

$ 54,101,520	$ 173,936,815	$ 113,041,664	$ 234,472,918	$ 52,498,806	$ 43,680,562

$ 4,600,198	$ 39,023,166	$ 4,545,685	$ 33,792,427	$ 1,987,014	$ 20,035,213
$ 375,425	$ 1,417,547	$ 749,649	$ 5,651,973	$ 1,228,750	$ 4,068,217
$ 49,125,897	$ 133,496,102	$ 107,746,330	$ 195,028,518	$ 49,283,042	$ 19,577,132

503,884	2,909,425	369,163	3,597,445	213,813	1,086,682
41,342	107,291	61,067	636,132	140,182	233,395
5,411,431	9,951,691	8,749,825	20,907,770	5,312,307	1,043,589

April 30, 2007	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 10.98	$ 15.11
Class B Shares	$ 10.70	$ 15.12
Institutional I Shares	$ --	$ 15.15
Offering Price Per Share*
Class A Shares	$ 11.56**	$ 15.99***
Class B Shares	$ 10.70	$ 15.12
Institutional I Shares	$ --	$ 15.15
Redemption Proceeds Per Share*
Class A Shares	$ 10.98	$ 15.11
Class B Shares	$ 10.17****	$ 14.36****
Institutional I Shares	$ --	$ 15.15
Investments, at identified cost	$ 29,928,533	$ 29,694,218

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 9.13	$ 13.41	$ 12.31	$ 9.39	$ 9.29	$ 18.44
$ 9.08	$ 13.21	$ 12.28	$ 8.88	$ 8.77	$ 17.43
$ 9.08	$ 13.41	$ 12.31	$ 9.33	$ 9.28	$ 18.76

$ 9.66***	$ 14.19***	$ 13.03***	$ 9.94***	$ 9.83***	$ 19.51***
$ 9.08	$ 13.21	$ 12.28	$ 8.88	$ 8.77	$ 17.43
$ 9.08	$ 13.41	$ 12.31	$ 9.33	$ 9.28	$ 18.76

$ 9.13	$ 13.41	$ 12.31	$ 9.39	$ 9.29	$ 18.44
$ 8.63****	$ 12.55****	$ 11.67****	$ 8.44****	$ 8.33****	$ 16.56****
$ 9.08	$ 13.41	$ 12.31	$ 9.33	$ 9.28	$ 18.76
$ 49,718,510	$ 143,208,388	$ 81,320,140	$ 168,195,785	$ 45,189,669	$ 37,711,495

April 30, 2007	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$133,788,886(a)	$60,383,487(a)	$116,753,741(a)	$185,541,012(a)	$255,965,886(a)
Cash	--	3,579	--	26	--
Cash denominated in foreign currencies (identified cost $1,256,693)	--	--	--	--	1,261,504
Income receivable	120,578	19,451	56,911	51,521	1,030,905
Receivable for shares sold	165,484	14,246	29,632	114,864	41,281
Receivable for investments sold	3,515,643	1,036,048	1,221,790	15,230,803	2,392,400
Receivable for foreign exchange contracts	--	--	--	--	83
Receivable for daily variation margin	--	--	--	--	509,658

TOTAL ASSETS	137,590,591	61,456,811	118,062,074	200,938,226	261,201,717

LIABILITIES:
Payable for investments purchased	2,267,606	583,169	444,403	15,225,694	2,468,727
Payable for shares redeemed	28,308	61,799	127,279	268,623	218,901
Payable for foreign exchange contracts	--	--	--	--	165
Payable for transfer and dividend disbursing agent fees and expenses	18,485	10,492	9,376	32,992	13,493
Payable for Trustees’ fees	1,012	1,051	--	1,123	1,025
Payable for auditing fees	14,916	14,975	14,774	15,086	14,941
Payable for distribution services fee (Note 5)	11,383	1,817	2,169	13,190	3,353
Payable for shareholder services fee (Note 5)	8,873	5,384	11,118	13,071	24,281
Accrued expenses	21,149	22,024	25,011	46,676	82,676

TOTAL LIABILITIES	2,371,732	700,711	634,130	15,616,455	2,827,562

NET ASSETS	$ 135,218,859	$ 60,756,100	$ 117,427,944	$ 185,321,771	$ 258,374,155

NET ASSETS CONSIST OF:
Paid-in capital	$ 103,569,553	$ 41,306,115	$ 90,648,413	$ 157,383,447	$ 196,007,903
Net unrealized appreciation of investments and translation of assets & liabilities in foreign currency	24,779,903	11,733,030	18,996,878	13,274,346	56,130,657
Accumulated net realized gain on investments, futures contracts, options and foreign currency transactions	6,601,522	7,688,675	7,559,373	14,663,978	5,882,094
Undistributed net investment income	267,881	28,280	223,280	--	353,501

TOTAL NET ASSETS	$ 135,218,859	$ 60,756,100	$ 117,427,944	$ 185,321,771	$ 258,374,155

Class A Shares	$ 47,479,069	$ 6,930,194	$ 6,037,268	$ 55,405,760	$ 13,245,376
Class B Shares	$ 2,786,431	$ 646,108	$ 1,541,015	$ 2,746,638	$ 1,040,494
Class C Shares	$ --	$ --	$ --	$ 287,251	$ --
Institutional I Shares	$ 84,953,359	$ 53,179,798	$ 109,849,661	$ 126,882,122	$ 244,088,285

(a) Including $2,351,073, $1,600,736, $1,011,299, $6,805,891 and $3,314,353 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

April 30, 2007	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	2,932,857	460,353	784,684	2,856,356	963,593
Class B Shares	186,061	44,110	218,773	149,996	77,827
Class C Shares	--	--	--	15,317	--
Institutional I Shares	5,241,557	3,486,311	14,303,658	6,399,679	17,894,575
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 16.19	$ 15.05	$ 7.69	$ 19.40	$ 13.75
Class B Shares	$ 14.98	$ 14.65	$ 7.04	$ 18.31	$ 13.37
Class C Shares	$ --	$ --	$ --	$ 18.75	$ --
Institutional I Shares	$ 16.21	$ 15.25	$ 7.68	$ 19.83	$ 13.64
Offering Price Per Share*
Class A Shares	$ 17.13**	$ 15.93**	$ 8.14**	$ 20.53**	$ 14.55**
Class B Shares	$ 14.98	$ 14.65	$ 7.04	$ 18.31	$ 13.37
Class C Shares	$ --	$ --	$ --	$ 18.75	$ --
Institutional I Shares	$ 16.21	$ 15.25	$ 7.68	$ 19.83	$ 13.64
Redemption Proceeds Per Share*
Class A Shares	$ 16.19	$ 15.05	$ 7.69	$ 19.40	$ 13.75
Class B Shares	$ 14.23***	$ 13.92***	$ 6.69***	$ 17.39***	$ 12.70***
Class C Shares	$ --	$ --	$ --	$ 18.56****	$ --
Institutional I Shares	$ 16.21	$ 15.25	$ 7.68	$ 19.83	$ 13.64
Investments, at identified cost	$109,008,983	$48,650,457	$97,756,863	$172,266,666	$200,051,607

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

STATEMENTS OF OPERATIONS

Year Ended April 30, 2007	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

INVESTMENT INCOME:
Dividends	$ --	$ --	$ --	$ --
Interest	8,719,145	2,972,089	8,616,001	4,392,789

TOTAL INVESTMENT INCOME	8,719,145	2,972,089	8,616,001	4,392,789

EXPENSES:
Investment advisory fee (Note 5)	1,140,855	444,772	1,168,025	672,691
Administrative personnel and services fee (Note 5)	111,727	37,346	98,022	56,435
Custodian fees	9,507	3,177	8,343	4,450
Transfer and dividend disbursing agent fees and expenses	40,946	35,343	9,929	53,323
Trustees’ fees	9,858	9,844	9,910	9,962
Auditing fees	15,580	15,549	15,606	15,695
Legal fees	3,022	3,033	3,296	3,042
Portfolio accounting fees	76,525	30,913	67,872	42,637
Distribution services fee--Class A Shares (Note 5)	9,872	325	88,505	129,356
Distribution services fee--Class B Shares (Note 5)	908	325	2,179	9,722
Shareholder services fee--Class A Shares (Note 5)	9,877	327	101,035	119,897
Shareholder services fee--Class B Shares (Note 5)	303	108	729	3,248
Shareholder services fee--Institutional I Shares (Note 5)	465,167	158,411	299,613	100,341
Share registration costs	33,790	33,110	32,628	32,432
Printing and postage	4,937	4,830	8,490	6,613
Insurance premiums	13,198	9,374	12,395	10,215
Miscellaneous	200	3,196	4,675	3,997

TOTAL EXPENSES	1,946,272	789,983	1,931,252	1,274,056

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(186,267)	(153,971)	(37,689)	(267,698)
Waiver of distribution services fee--Class A Shares	(5,351)	(100)	(76,865)	(107,277)
Waiver of distribution services fee--Class B Shares	--	--	--	--
Waiver of shareholder services fee--Class A Shares	(5,696)	(317)	(98,723)	(73,520)
Waiver of shareholder services fee--Class B Shares	(183)	--	(21)	(174)
Waiver of shareholder services fee--Institutional I Shares	(465,167)	(158,411)	(299,613)	(100,341)

TOTAL WAIVERS AND REIMBURSEMENTS	(662,664)	(312,799)	(512,911)	(549,010)

Net expenses	1,283,608	477,184	1,418,341	725,046

Net investment income	7,435,537	2,494,905	7,197,660	3,667,743

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(82,506)	(58,218)	(576,731)	62,502
Capital gain distributions from other registered investment companies	--	--	--	--
Net change in unrealized appreciation (depreciation) of investments	2,628,396	769,996	3,848,839	1,013,937

Net realized and unrealized gain on investments	2,545,890	711,778	3,272,108	1,076,439

Change in net assets resulting from operations	$ 9,981,427	$ 3,206,683	$ 10,469,768	$ 4,744,182

(a) Including $34,824, $23,328, $7,671, $457,971 and $1,320,170 received from affiliated issuers, respectively (Note 5).

(b) Including realized gain of $83,066 and $748,598 from the sales of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Virginia Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 34,824(a)	$ 23,328(a)	$ 7,671(a)	$ --	$ --	$ 457,971(a)	$ 1,320,170(a)
6,388,372	6,934,631	932,755	10,488,453	7,020,180	--	--

6,423,196	6,957,959	940,426	10,488,453	7,020,180	457,971	1,320,170

987,732	1,032,947	142,339	1,418,770	752,104	34,759	158,251
82,899	86,690	11,952	119,102	73,663	8,170	37,186
13,536	10,878	4,416	10,134	6,268	695	3,165
34,209	42,436	22,822	40,178	37,915	29,829	77,468
9,895	9,494	9,016	9,870	9,993	9,895	9,839
15,704	14,760	14,833	15,618	15,887	15,606	15,465
3,049	2,329	3,493	3,311	3,133	3,291	3,247
59,023	59,472	14,790	81,048	53,318	13,769	31,256
14,724	119,984	42,875	4,117	16,510	26,291	102,062
6,607	13,777	--	905	10,187	25,404	168,422
14,727	122,959	50,835	4,113	16,796	26,291	102,059
1,862	4,595	--	302	3,401	8,468	56,139
335,832	241,356	--	502,278	293,098	--	--
34,025	31,803	14,288	32,891	34,093	24,397	25,784
2,603	7,743	4,960	2,977	10,794	7,990	29,501
11,586	11,435	8,015	13,643	11,416	7,773	9,130
3,889	2,304	3,450	4,511	4,027	3,227	2,583

1,631,902	1,814,962	348,084	2,263,768	1,352,603	245,855	831,557

(58,844)	(249,866)	(122,202)	(272,579)	(59,989)	(20,413)	--
(10,449)	(70,457)	--	(2,790)	(2,116)	(26,291)	(53,088)
--	--	--	--	--	(6,436)	--
(14,727)	(122,959)	(50,835)	(1,840)	(15,895)	(26,291)	(49,004)
--	(125)	--	(53)	(287)	(8,468)	--
(335,832)	(241,356)	--	(502,278)	(253,367)	--	--

(419,852)	(684,763)	(173,037)	(779,540)	(331,654)	(87,899)	(102,092)

1,212,050	1,130,199	175,047	1,484,228	1,020,949	157,956	729,465

5,211,146	5,827,760	765,379	9,004,225	5,999,231	300,015	590,705

732,592	505,433	178,424	(1,340,815)	(501,843)	83,066(b)	748,598(b)
--	--	--	--	--	177,692	1,785,998
308,237	443,053	(6,956)	4,880,273	2,880,942	396,928	2,603,062

1,040,829	948,486	171,468	3,539,458	2,379,099	657,686	5,137,658

$ 6,251,975	$ 6,776,246	$ 936,847	$ 12,543,683	$ 8,378,330	$ 957,701	$ 5,728,363

Year Ended April 30, 2007	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 310,291(a)	$ 600,255(a)(b)
Interest	--	709,336

TOTAL INVESTMENT INCOME	310,291	1,309,591

EXPENSES:
Investment advisory fee (Note 5)	75,650	274,172
Administrative personnel and services fee (Note 5)	17,773	24,795
Custodian fees	1,513	2,109
Transfer and dividend disbursing agent fees and expenses	66,078	48,784
Trustees’ fees	9,860	10,033
Auditing fees	15,480	15,915
Legal fees	2,955	3,141
Portfolio accounting fees	19,350	27,495
Distribution services fee--Class A Shares (Note 5)	51,430	51,214
Distribution services fee--Class B Shares (Note 5)	72,661	52,650
Shareholder services fee--Class A Shares (Note 5)	51,430	51,356
Shareholder services fee--Class B Shares (Note 5)	24,220	17,608
Shareholder services fee--Institutional I Shares (Note 5)	--	36,348
Share registration costs	24,608	33,119
Printing and postage	16,467	23,239
Insurance premiums	8,202	6,202
Miscellaneous	2,827	3,971

TOTAL EXPENSES	460,504	682,151

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	--	(110,259)
Waiver of distribution services fee--Class A Shares	(51,430)	(11,650)
Waiver of distribution services fee--Class B Shares	(17,439)	--
Waiver of shareholder services fee--Class A Shares	(51,430)	(51,356)
Waiver of shareholder services fee--Class B Shares	(24,220)	(3,035)
Waiver of shareholder services fee--Institutional I Shares	--	(24,054)

TOTAL WAIVERS AND REIMBURSEMENTS	(144,519)	(200,354)

Net expenses	315,985	481,797

Net investment income (loss)	(5,694)	827,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments and foreign currency transactions	337,841(c)	6,340,393
Net realized gain from redemption in-kind	--	--
Capital gain distributions from other registered investment companies	1,325,102	--
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	1,886,122	(2,640,073)

Net realized and unrealized gain on investments and foreign currency transactions	3,549,065	3,700,320

Change in net assets resulting from operations	$ 3,543,371	$ 4,528,114

(a) Including $310,291, $38,821, $59,528, $206,421, $29,371, $88,904, $39,918 and $55,966 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $15,250, $2,339, $12,231, $15,067, $2,910 and $3,688, respectively.

(c) Including realized gain of $337,841 on sales of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 1,752,155(a)(b)	$ 3,010,140(a)(b)	$ 1,923,981(a)	$ 4,627,707(a)(b)	$ 726,167(a)(b)	$ 563,203(a)(b)
--	--	--	--	--	1,762

1,752,155	3,010,140	1,923,981	4,627,707	726,167	564,965

391,040	1,123,727	198,730	2,362,045	423,972	319,437
32,823	94,283	58,314	163,364	29,299	26,817
2,793	8,027	4,968	13,365	2,494	2,281
40,319	37,897	35,671	75,904	41,225	64,947
9,826	9,635	9,853	9,845	9,833	9,923
15,559	14,951	15,519	15,674	15,492	15,685
3,057	2,816	3,258	3,402	3,004	3,069
32,369	68,832	47,200	111,904	30,041	29,301
11,361	40,428	11,136	82,335	5,990	45,878
2,393	9,898	4,964	52,414	9,407	43,366
11,388	73,541	11,301	82,585	5,989	46,110
798	3,275	1,655	17,420	3,136	14,479
127,388	309,964	235,440	567,724	115,556	53,360
32,352	30,949	31,911	38,220	30,670	32,730
5,159	14,720	9,365	44,842	6,459	32,974
9,086	11,623	10,375	16,444	8,766	8,736
3,399	4,394	5,935	4,659	3,569	3,157

731,110	1,858,960	695,595	3,662,146	744,902	752,250

(52,702)	(2,721)	(152,909)	(80,985)	(71,170)	(111,020)
(1,543)	(25,276)	--	(78,169)	(2,466)	(11,839)
--	--	--	--	--	--
(8,623)	(72,099)	(10,404)	--	(3,708)	(46,110)
--	--	--	--	--	(2,934)
(90,732)	(169,258)	(235,440)	(343,374)	(78,328)	(35,265)

(153,600)	(269,354)	(398,753)	(502,528)	(155,672)	(207,168)

577,510	1,589,606	296,842	3,159,618	589,230	545,082

1,174,645	1,420,534	1,627,139	1,468,089	136,937	19,883

7,435,852	9,314,706	2,169,283	17,947,246	2,163,512	4,026,685
--	--	--	6,734,502	--	--
--	--	--	--	--	--
908,667	13,606,965	11,180,913	(279,328)	3,271,162	(581,259)

8,344,519	22,921,671	13,350,196	24,402,420	5,434,674	3,445,426

$ 9,519,164	$ 24,342,205	$ 14,977,335	$ 25,870,509	$ 5,571,611	$ 3,465,309

Year Ended April 30, 2007	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$ 2,242,133(a)(b)	$ 592,416(a)(b)	$ 1,995,269(a)(b)	$ 1,058,798(a)(b)	$ 5,597,638(a)(b)
Interest	34	--	42	--	14,536

TOTAL INVESTMENT INCOME	2,242,167	592,416	1,995,311	1,058,798	5,612,174

EXPENSES:
Investment advisory fee (Note 5)	1,202,256	634,784	1,257,733	1,446,906	2,007,478
Administrative personnel and services fee (Note 5)	83,144	43,899	87,051	99,990	117,767
Custodian fees	7,072	3,734	7,398	8,511	402,325
Transfer and dividend disbursing agent fees and expenses	78,770	37,817	35,626	142,193	52,873
Trustees’ fees	9,839	9,897	9,692	9,817	9,910
Auditing fees	15,427	15,507	15,204	15,237	14,060
Legal fees	2,975	2,999	3,131	2,784	2,912
Portfolio accounting fees	62,550	38,263	63,169	71,924	83,982
Distribution services fee--Class A Shares (Note 5)	104,265	16,975	13,724	121,021	25,881
Distribution services fee--Class B Shares (Note 5)	21,183	4,370	10,680	19,855	6,783
Distribution services fee--Class C Shares (Note 5)	--	--	--	546	--
Shareholder services fee--Class A Shares (Note 5)	129,690	17,001	13,669	133,579	29,610
Shareholder services fee--Class B Shares (Note 5)	7,050	1,391	3,468	6,202	2,235
Shareholder services fee--Class C Shares (Note 5)	--	--	--	234	--
Shareholder services fee--Institutional I Shares (Note 5)	210,974	167,943	313,988	284,695	459,433
Share registration costs	33,008	33,159	32,678	40,596	33,379
Printing and postage	20,266	15,372	7,466	75,747	30,368
Insurance premiums	11,828	9,791	12,297	10,277	12,423
Miscellaneous	7	4,502	4,836	5,875	2,845

TOTAL EXPENSES	2,000,304	1,057,404	1,891,810	2,495,989	3,294,264

(a) Including $120,642, $79,999, $98,361, $193,348 and $156,538 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $7,447, $7,336, $1,292, $14,530 and $479,726, respectively.

See Notes which are an integral part of the Financial Statements

Year Ended April 30, 2007	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver/reimbursement of investment advisory fee	(70,366)	(65,608)	(12,277)	(91,473)	(40,212)
Waiver of distribution services fee--Class A Shares	(46,925)	(3,205)	(7,949)	--	(4,619)
Waiver of shareholder services fee--Class A Shares	(123,694)	(14,260)	(4,719)	(133,579)	(29,610)
Waiver of shareholder services fee--Class B Shares	--	--	--	(350)	(578)
Waiver of shareholder services fee--Class C Shares	--	--	--	(62)	--
Waiver of shareholder services fee--Institutional I Shares	(109,776)	(107,162)	(46,524)	(170,292)	(266,712)

TOTAL WAIVERS AND REIMBURSEMENTS	(350,761)	(190,235)	(71,469)	(395,756)	(341,731)

Net expenses	1,649,543	867,169	1,820,341	2,100,233	2,952,533

Net investment income (loss)	592,624	(274,753)	174,970	(1,041,435)	2,659,641

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments and foreign currency transactions	16,149,979	11,207,928	32,098,131	16,315,100	15,061,992
Net realized gain from redemption in-kind	--	2,756,598	--	--	--
Net realized gain on futures contracts	--	--	--	--	56,220
Net realized gain on written options	--	18,322	--	132,658	--
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(2,131,729)	(10,675,426)	(24,560,709)	(2,278,023)	21,443,326
Net change in unrealized appreciation of futures contracts	--	--	--	--	193,540
Net change in unrealized appreciation of written options	--	--	--	(28,186)	--

Net realized and unrealized gain on investments, futures contracts, written options and foreign currency transactions	14,018,250	3,307,422	7,537,422	14,141,549	36,755,078

Change in net assets resulting from operations	$14,610,874	$ 3,032,669	$ 7,712,392	$13,100,114	$ 39,414,719

STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund
	Year Ended April 30, 2007	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 7,435,537	$ 6,050,872
Net realized gain (loss) on investments	(82,506)	(302,268)
Net change in unrealized appreciation (depreciation) of investments	2,628,396	(2,102,623)

Change in net assets resulting from operations	9,981,427	3,645,981

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(145,439)	(141,465)
Class B Shares	(3,719)	(3,364)
Institutional I Shares	(7,265,923)	(5,898,397)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(7,415,081)	(6,043,226)

SHARE TRANSACTIONS:
Proceeds from sale of shares	35,684,397	44,676,908
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	--	864,894
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Group Trust for Corporate Retirement Plans Short-Term Fixed Income Fund	--	1,648,819
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	3,806,979	3,049,955
Cost of shares redeemed	(47,808,335)	(49,890,016)

Change in net assets resulting from share transactions	(8,316,959)	350,560

Change in net assets	(5,750,613)	(2,046,685)
NET ASSETS:
Beginning of period	194,754,706	196,801,391

End of period	$189,004,093	$194,754,706

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 24,890	$ 4,434

See Notes which are an integral part of the Financial Statements

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006

$ 2,494,905	$ 2,173,127	$ 7,197,660	$ 6,714,629	$ 3,667,743	$ 3,451,650	$ 5,211,146	$ 5,731,651
(58,218)	(118,084)	(576,731)	(301,989)	62,502	(325,008)	732,592	877,408
769,996	(488,196)	3,848,839	(6,031,045)	1,013,937	(1,750,897)	308,237	(4,673,880)

3,206,683	1,566,847	10,469,768	381,595	4,744,182	1,375,745	6,251,975	1,935,179

(4,774)	(8,243)	(2,018,417)	(1,806,153)	(2,056,577)	(1,925,035)	(212,323)	(278,190)
(1,275)	(1,171)	(9,807)	(10,492)	(37,709)	(36,068)	(23,920)	(23,344)
(2,488,673)	(2,163,612)	(5,202,382)	(5,168,518)	(1,562,519)	(1,482,689)	(4,936,399)	(5,428,898)

--	--	--	--	--	(31,166)	--	--
--	--	--	--	--	(843)	--	--
--	--	--	--	--	(23,815)	--	--

(2,494,722)	(2,173,026)	(7,230,606)	(6,985,163)	(3,656,805)	(3,499,616)	(5,172,642)	(5,730,432)

8,986,987	16,769,690	34,160,360	42,793,553	25,541,405	18,504,147	15,643,967	10,436,549
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	--	--	--	--	10,375,577	--	--
904,564	778,790	4,029,264	3,598,384	1,862,393	1,719,110	558,952	483,983
(19,574,080)	(25,503,488)	(35,571,434)	(48,012,115)	(13,168,097)	(18,807,106)	(20,801,334)	(33,826,039)

(9,682,529)	(7,955,008)	2,618,190	(1,620,178)	14,235,701	11,791,728	(4,598,415)	(22,905,507)

(8,970,568)	(8,561,187)	5,857,352	(8,223,746)	15,323,078	9,667,857	(3,519,082)	(26,700,760)

67,867,224	76,428,411	166,264,347	174,488,093	89,741,757	80,073,900	143,469,235	170,169,995

$ 58,896,656	$ 67,867,224	$ 172,121,699	$ 166,264,347	$ 105,064,835	$ 89,741,757	$ 139,950,153	$ 143,469,235

$ 293	$ 110	$ 5,119	$ 14,375	$ 4,029	$ (154)	$ 13,156	$ (5,033)

	Maryland Municipal Bond Fund
	Year Ended April 30, 2007	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 5,827,760	$ 4,832,901
Net realized gain (loss) on investments	505,433	250,509
Capital gain distributions from other registered investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	443,053	(3,429,947)

Change in net assets resulting from operations	6,776,246	1,653,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,909,667)	(931,512)
Class B Shares	(54,873)	(59,064)
Institutional I Shares	(3,842,482)	(3,857,387)
Distributions from net realized gain on investments
Class A Shares	(128,540)	(43,174)
Class B Shares	(4,679)	(5,003)
Institutional I Shares	(254,847)	(237,770)

Change in net assets resulting from distributions to shareholders	(6,195,088)	(5,133,910)

SHARE TRANSACTIONS:
Proceeds from sale of shares	16,331,025	11,108,469
Proceeds from shares issued in connection with the tax-free transfer of assets from FBR Maryland Tax-Free Portfolio	--	34,631,541
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust for Group Trust Corporate Retirement Plans Intermediate Term Bond Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,138,366	1,431,970
Cost of shares redeemed	(19,300,157)	(16,721,913)

Change in net assets resulting from share transactions	(830,766)	30,450,067

Change in net assets	(249,608)	26,969,620
NET ASSETS:
Beginning of period	147,638,785	120,669,165

End of period	$147,389,177	$147,638,785

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 6,681	$ (1)

* Reflects operations for the period from November 1, 2005 to April 30, 2006. Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another Independent Registered Accounting Firm.

See Notes which are an integral part of the Financial Statements

Virginia Municipal Bond Fund			Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund-- Conservative Growth
Year Ended April 30, 2007	Period Ended April 30, 2006*	Year Ended October 31, 2005	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006

$ 765,379	$ 512,324	$ 940,700	$ 9,004,225	$ 9,225,488	$ 5,999,231	$ 7,074,333	$ 300,015	$ 213,078
178,424	171,003	228,210	(1,340,815)	(935,558)	(501,843)	(490,325)	83,066	(2,161)
--	--	--	--	--	--	--	177,692	348,475
(6,956)	(457,502)	(932,092)	4,880,273	(6,975,305)	2,880,942	(6,203,197)	396,928	82,406

936,847	225,825	236,818	12,543,683	1,314,625	8,378,330	380,811	957,701	641,798

(759,945)	(502,691)	(956,498)	(70,465)	(81,847)	(307,165)	(315,332)	(300,183)	(175,213)
--	--	--	(4,242)	(3,777)	(52,784)	(57,730)	(77,386)	(47,451)
--	--	--	(9,014,545)	(9,517,589)	(5,645,943)	(6,922,017)	--	--

(198,124)	(228,211)	(362,006)	--	--	(7,532)	(25,129)	(304,638)	(243,451)
--	--	--	--	--	(1,580)	(5,402)	(98,003)	(75,703)
--	--	--	--	--	(134,074)	(524,279)	--	--

(958,069)	(730,902)	(1,318,504)	(9,089,252)	(9,603,213)	(6,149,078)	(7,849,889)	(780,210)	(541,818)

153,706	766,400	2,402,218	24,603,156	40,546,026	20,496,539	7,991,102	1,522,840	6,674,571
--	--	--	--	--	--	--	--	--
--	--	--	--	--	--	4,427,623	--	--
--	--	--	--	--	--	10,048,988	--	--
--	--	--	--	--	--	50,865,498	--	--
789,759	229,065	1,135,565	2,348,539	2,443,340	2,487,461	3,338,978	771,430	536,311
(5,043,989)	(3,347,381)	(4,567,012)	(51,597,431)	(64,626,484)	(44,056,627)	(69,745,192)	(2,586,622)	(3,214,598)

(4,100,524)	(2,351,916)	(1,029,229)	(24,645,736)	(21,637,118)	(21,072,627)	6,926,997	(292,352)	3,996,284

(4,121,746)	(2,856,993)	(2,110,915)	(21,191,305)	(29,925,706)	(18,843,375)	(542,081)	(114,861)	4,096,264

22,250,425	25,107,418	27,218,333	218,304,646	248,230,352	141,815,100	142,357,181	14,060,620	9,964,356

$ 18,128,679	$ 22,250,425	$ 25,107,418	$ 197,113,341	$ 218,304,646	$ 122,971,725	$141,815,100	$13,945,759	$14,060,620

$ 1,192	$ (338)	$ 725	$ 5,264	$ 171	$ 1,096	$ 99	$ 13,101	$ 22,601

	Managed Allocation Fund-- Moderate Growth
	Year Ended April 30, 2007	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 590,705	$ 366,300
Net realized gain on investments, written options and foreign currency transactions	748,598	258,427
Capital gain distributions from other registered investment companies	1,785,998	2,798,728
Net change in unrealized appreciation (depreciation) of investments	2,603,062	3,080,446

Change in net assets resulting from operations	5,728,363	6,503,901

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(879,144)	(447,623)
Class B Shares	(414,766)	(125,357)
Institutional I Shares	--	--
Distributions from net realized gain on investments, written options and foreign currency transactions
Class A Shares	(2,147,684)	(2,315,158)
Class B Shares	(1,204,410)	(1,201,684)
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(4,646,004)	(4,089,822)

SHARE TRANSACTIONS:
Proceeds from sale of shares	6,330,162	19,054,277
Net asset value of shares issued to shareholders in payment of distributions declared	4,601,602	4,061,618
Cost of shares redeemed	(11,159,101)	(9,404,891)

Change in net assets resulting from share transactions	(227,337)	13,711,004

Change in net assets	855,022	16,125,083
NET ASSETS:
Beginning of period	64,763,817	48,638,734

End of period	$ 65,618,839	$ 64,763,817

Undistributed net investment income included in net assets at end of period	$ 59,833	$ 53,960

See Notes which are an integral part of the Financial Statements

Managed Allocation Fund-- Aggressive Growth		Balanced Fund		Equity Income Fund		Large Cap Value Fund
Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006

$ (5,694)	$ (16,588)	$ 827,794	$ 1,047,476	$ 1,174,645	$ 1,367,369	$ 1,420,534	$ 1,004,766
337,841	105,616	6,340,393	7,854,805	7,435,852	4,461,851	9,314,706	4,457,537
1,325,102	1,773,316	--	--	--	--	--	--
1,886,122	2,472,852	(2,640,073)	(1,883,505)	908,667	4,792,720	13,606,965	18,736,423

3,543,371	4,335,196	4,528,114	7,018,776	9,519,164	10,621,940	24,342,205	24,198,726

(371,596)	(96,032)	(429,862)	(361,152)	(88,736)	(82,229)	(342,357)	(236,179)
(142,874)	(25,235)	(87,970)	(89,863)	(3,918)	(2,468)	(1,045)	--
--	--	(328,448)	(705,551)	(1,119,963)	(1,272,095)	(1,114,232)	(734,711)

(1,356,035)	(1,339,145)	--	--	(434,603)	(1,120,990)	(2,187,927)	(1,823,498)
(660,648)	(609,741)	--	--	(30,998)	(61,907)	(89,233)	(63,704)
--	--	--	--	(5,037,580)	(16,022,513)	(8,014,934)	(5,621,341)

(2,531,153)	(2,070,153)	(846,280)	(1,156,566)	(6,715,798)	(18,562,202)	(11,749,728)	(8,479,433)

3,661,416	7,898,264	4,308,373	3,823,382	4,457,550	5,816,864	48,692,434	46,631,281
2,525,269	2,063,590	833,850	864,538	4,882,655	13,455,181	9,811,225	6,974,991
(4,201,661)	(4,197,681)	(27,215,955)	(81,871,494)	(21,562,974)	(26,677,596)	(48,310,181)	(20,717,886)

1,985,024	5,764,173	(22,073,732)	(77,183,574)	(12,222,769)	(7,405,551)	10,193,478	32,888,386

2,997,242	8,029,216	(18,391,898)	(71,321,364)	(9,419,403)	(15,345,813)	22,785,955	48,607,679

30,348,662	22,319,446	50,583,561	121,904,925	63,520,923	78,866,736	151,150,860	102,543,181

$ 33,345,904	$30,348,662	$32,191,663	$50,583,561	$54,101,520	$63,520,923	$173,936,815	$151,150,860

$ 6,152	$ --	$ 52,257	$ 70,806	$ 13,562	$ 51,534	$ 29,065	$ 113,097

	Equity Index Fund
	Year Ended April 30, 2007	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 1,627,139	$ 1,481,228
Net realized gain (loss) on investments, redemption in-kind, futures contracts, written options and foreign currency transactions	2,169,283	(925,622)
Net change in unrealized appreciation (depreciation) of investments	11,180,913	12,294,073

Change in net assets resulting from operations	14,977,335	12,849,679

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(60,568)	(69,815)
Class B Shares	(4,359)	(3,501)
Institutional I Shares	(1,553,010)	(1,392,283)
Distributions from net realized gain on investments, futures contracts, written options and foreign curency transactions
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(1,617,937)	(1,465,599)

SHARE TRANSACTIONS:
Proceeds from sale of shares	37,633,127	13,024,793
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund, Class A	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Equity Growth Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Equity Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	728,241	809,409
Cost of shares redeemed	(22,717,062)	(40,657,023)

Change in net assets resulting from share transactions	15,644,306	(26,822,821)

Change in net assets	29,003,704	(15,438,741)
NET ASSETS:
Beginning of period	84,037,960	99,476,701

End of period	$113,041,664	$84,037,960

Undistributed net investment income included in net assets at end of period	$ 133,616	$ 114,191

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund
Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006

$ 1,468,089	$ 1,931,471	$ 136,937	$ 99,390	$ 19,883	$ (14,145)
24,681,748	29,496,345	2,163,512	887,134	4,026,685	4,186,583
(279,328)	10,146,079	3,271,162	4,554,030	(581,259)	8,402,815

25,870,509	41,573,895	5,571,611	5,540,554	3,465,309	12,575,253

(147,599)	(189,083)	--	(2,087)	--	(21,721)
--	(20,229)	--	--	--	--
(1,320,490)	(2,110,370)	(123,734)	(82,475)	--	(102,467)

(723,185)	(2,615,101)	--	--	--	--
(142,761)	(688,902)	--	--	--	--
(5,072,498)	(24,078,391)	--	--	--	--

(7,406,533)	(29,702,076)	(123,734)	(84,562)	--	(124,188)

16,189,942	29,827,447	12,762,443	5,877,312	4,022,191	3,977,209
--	19,658,326	--	--	--	--
--	12,794,398	--	--	--	--
--	28,771,743	--	--	--	--
5,484,194	24,695,585	109,182	75,194	--	58,033
(154,529,238)	(136,303,713)	(17,728,320)	(11,634,393)	(23,568,928)	(37,533,342)

(132,855,102)	(20,556,214)	(4,856,695)	(5,681,887)	(19,546,737)	(33,498,100)

(114,391,126)	(8,684,395)	591,182	(225,895)	(16,081,428)	(21,047,035)

348,864,044	357,548,439	51,907,624	52,133,519	59,761,990	80,809,025

$ 234,472,918	$348,864,044	$52,498,806	$51,907,624	$43,680,562	$59,761,990

$ --	$ --	$ 27,896	$ 14,783	$ 11,378	$ --

	Mid Cap Stock Fund
	Year Ended April 30, 2007	Year Ended April 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 592,624	$ 593,902
Net realized gain on investments, redemption in-kind, futures contracts, written options and foreign currency transactions	16,149,979	7,550,163
Net change in unrealized appreciation (depreciation) of investments, futures contracts, written options and translation of assets and liabilities in foreign currency	(2,131,729)	27,262,568

Change in net assets resulting from operations	14,610,874	35,406,633

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(358,687)	--
Class B Shares	(3,805)	--
Institutional I Shares	(555,946)	--
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions
Class A Shares	(5,250,051)	(10,787,949)
Class B Shares	(354,547)	(507,266)
Class C Shares	--	--
Institutional I Shares	(9,911,890)	(14,295,782)

Change in net assets resulting from distributions to shareholders	(16,434,926)	(25,590,997)

SHARE TRANSACTIONS:
Proceeds from sale of shares	14,611,929	18,124,172
Net asset value of shares issued to shareholders in payment of distributions declared	15,478,448	24,886,715
Cost of shares redeemed	(54,900,389)	(27,451,692)

Change in net assets resulting from share transactions	(24,810,012)	15,559,195

Change in net assets	(26,634,064)	25,374,831
NET ASSETS:
Beginning of period	161,852,923	136,478,092

End of period	$135,218,859	$161,852,923

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 267,881	$ 593,224

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006	Year Ended April 30, 2007	Year Ended April 30, 2006

$ (274,753)	$ (238,357)	$ 174,970	$ (148,553)	$ (1,041,435)	$ (774,055)	$ 2,659,641	$ 1,430,797
13,982,848	11,714,277	32,098,131	25,790,967	16,447,758	33,662,488	15,118,212	24,054,618
(10,675,426)	11,602,614	(24,560,709)	24,463,583	(2,306,209)	21,658,160	21,636,866	13,843,280

3,032,669	23,078,534	7,712,392	50,105,997	13,100,114	54,546,593	39,414,719	39,328,695

--	--	--	--	--	--	(111,854)	(170,275)
--	--	--	--	--	--	(3,374)	(6,985)
--	--	--	--	--	--	(2,202,318)	(2,424,595)

(924,021)	(791,692)	(1,610,556)	(422,225)	(8,075,707)	(165,894)	(578,932)	(1,194,085)
(79,712)	(53,807)	(449,799)	(106,010)	(416,141)	(8,629)	(46,357)	(72,393)
--	--	--	--	(47,872)	(1,229)	--	--
(9,577,382)	(9,017,685)	(36,849,613)	(13,497,355)	(16,666,444)	(264,584)	(10,479,557)	(15,944,344)

(10,581,115)	(9,863,184)	(38,909,968)	(14,025,590)	(25,206,164)	(440,336)	(13,422,392)	(19,812,677)

5,891,518	7,795,833	19,690,166	27,035,643	39,125,665	43,755,417	84,390,670	46,771,620
7,888,048	7,262,030	26,542,634	10,825,744	21,325,817	369,131	8,734,218	12,172,182
(35,615,014)	(20,665,522)	(91,431,222)	(34,897,642)	(41,576,262)	(50,449,940)	(25,986,919)	(48,467,633)

(21,835,448)	(5,607,659)	(45,198,422)	2,963,745	18,875,220	(6,325,392)	67,137,969	10,476,169

(29,383,894)	7,607,691	(76,395,998)	39,044,152	6,769,170	47,780,865	93,130,296	29,992,187

90,139,994	82,532,303	193,823,942	154,779,790	178,552,601	130,771,736	165,243,859	135,251,672

$ 60,756,100	$90,139,994	$117,427,944	$193,823,942	$185,321,771	$178,552,601	$258,374,155	$165,243,859

$ 28,280	$ --	$ 223,280	$ --	$ --	$ --	$ 353,501	$ (366,644)

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT DURATION GOVERNMENT BOND FUND -- CLASS A SHARES
2004(c)	$ 9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)
2005	$ 9.67	0.21	(0.06)	0.15	(0.22)	--	(0.22)
2006	$ 9.60	0.27	(0.12)	0.15	(0.27)	--	(0.27)
2007	$ 9.48	0.34	0.14	0.48	(0.35)	--	(0.35)
SHORT DURATION GOVERNMENT BOND FUND -- CLASS B SHARES
2004(c)	$ 9.72	0.05	(0.05)	0.00(e)	(0.05)	--	(0.05)
2005	$ 9.67	0.15	(0.07)	0.08	(0.15)	--	(0.15)
2006	$ 9.60	0.22	(0.12)	0.10	(0.22)	--	(0.22)
2007	$ 9.48	0.29	0.13	0.42	(0.29)	--	(0.29)
SHORT DURATION GOVERNMENT BOND FUND -- INSTITUTIONAL I SHARES
2003	$ 9.80	0.33(f)	0.16	0.49	(0.44)	--	(0.44)
2004	$ 9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)
2005	$ 9.67	0.23	(0.07)	0.16	(0.23)	--	(0.23)
2006	$ 9.60	0.30	(0.12)	0.18	(0.30)	--	(0.30)
2007	$ 9.48	0.37	0.13	0.50	(0.37)	--	(0.37)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Represents less than $0.01.

(f) Per share numbers have been calculated using the average shares method.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$ 8,549	125%
$ 9.60	1.55%	0.81%	2.26%	0.47%	$ 5,675	83%
$ 9.48	1.63%	0.92%	2.85%	0.36%	$ 4,477	71%
$9.61	5.17%	0.89%	3.68%	0.38%	$ 3,421	97%

$ 9.67	(0.05)%	1.71%(d)	0.66%(d)	0.11%(d)	$ 122	125%
$ 9.60	0.87%	1.48%	1.60%	0.30%	$ 124	83%
$ 9.48	1.09%	1.45%	2.37%	0.33%	$ 123	71%
$9.61	4.51%	1.52%	3.07%	0.25%	$ 105	97%

$ 9.85	5.05%	0.69%	3.33%	0.40%	$ 117,333	96%
$ 9.67	0.66%	0.71%	2.06%	0.37%	$ 199,792	125%
$ 9.60	1.68%	0.68%	2.39%	0.35%	$ 191,002	83%
$ 9.48	1.88%	0.67%	3.12%	0.36%	$ 190,155	71%
$9.61	5.40%	0.67%	3.92%	0.35%	$185,478	97%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT-TERM CORPORATE BOND FUND -- CLASS A SHARES
2004(c)(d)	$ 9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)
2005	$ 9.87	0.22	(0.07)	0.15	(0.22)	--	(0.22)
2006	$ 9.80	0.28	(0.08)	0.20	(0.28)	--	(0.28)
2007	$ 9.72	0.37	0.11	0.48	(0.37)	--	(0.37)
SHORT-TERM CORPORATE BOND FUND -- CLASS B SHARES
2004(c)(d)	$ 9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)
2005	$ 9.87	0.14	(0.07)	0.07	(0.14)	--	(0.14)
2006	$ 9.80	0.21	(0.08)	0.13	(0.21)	--	(0.21)
2007	$ 9.72	0.29	0.11	0.40	(0.29)	--	(0.29)
SHORT-TERM CORPORATE BOND FUND -- INSTITUTIONAL I SHARES
2003	$ 9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2004(d)	$ 9.98	0.24	(0.11)	0.13	(0.24)	--	(0.24)
2005	$ 9.87	0.24	(0.07)	0.17	(0.24)	--	(0.24)
2006	$ 9.80	0.30	(0.08)	0.22	(0.30)	--	(0.30)
2007	$ 9.72	0.38	0.11	0.49	(0.38)	--	(0.38)
U.S. GOVERNMENT BOND FUND -- CLASS A SHARES
2003	$ 9.49	0.43(f)	0.43	0.86	(0.50)	--	(0.50)
2004	$ 9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(h)	(0.42)
2005	$ 9.51	0.37(f)	(0.00)(h)	0.37	(0.42)	--	(0.42)
2006	$ 9.46	0.38	(0.36)	0.02	(0.38)	--	(0.38)
2007	$ 9.10	0.40	0.18	0.58	(0.40)	--	(0.40)
U.S. GOVERNMENT BOND FUND -- CLASS B SHARES
2004(i)	$ 9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(h)	(0.19)
2005	$ 9.51	0.29(f)	(0.01)	0.28	(0.33)	--	(0.33)
2006	$ 9.46	0.30	(0.37)	(0.07)	(0.29)	--	(0.29)
2007	$ 9.10	0.31	0.18	0.49	(0.31)	--	(0.31)
U.S. GOVERNMENT BOND FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 9.56	0.29(f)	(0.06)	0.23	(0.28)	(0.00)(h)	(0.28)
2005	$ 9.51	0.38(f)	(0.00)(h)	0.38	(0.43)	--	(0.43)
2006	$ 9.46	0.39	(0.36)	0.03	(0.39)	--	(0.39)
2007	$ 9.10	0.40	0.18	0.58	(0.40)	--	(0.40)
NEW YORK MUNICIPAL BOND FUND -- CLASS A SHARES
2003	$ 10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2004	$ 10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)
2005	$ 10.46	0.39	0.19	0.58	(0.39)	(0.03)	(0.42)
2006	$ 10.62	0.40	(0.23)	0.17	(0.40)	(0.01)	(0.41)
2007	$ 10.38	0.39	0.13	0.52	(0.39)	--	(0.39)
NEW YORK MUNICIPAL BOND FUND -- CLASS B SHARES
2004(i)	$ 10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)
2005	$ 10.46	0.30	0.19	0.49	(0.30)	(0.03)	(0.33)
2006	$ 10.62	0.31	(0.23)	0.08	(0.31)	(0.01)	(0.32)
2007	$ 10.38	0.30	0.13	0.43	(0.30)	--	(0.30)
NEW YORK MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)
2005	$ 10.46	0.40	0.19	0.59	(0.40)	(0.03)	(0.43)
2006	$ 10.62	0.41	(0.23)	0.18	(0.41)	(0.01)	(0.42)
2007	$ 10.38	0.41	0.13	0.54	(0.41)	--	(0.41)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(d) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(e) Computed on an annualized basis.

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.87	0.90%	1.16%(e)	2.06%(e)	0.33%(e)	$ 136	99%
$ 9.80	1.51%	0.96%	2.28%	0.50%	$ 310	97%
$ 9.72	2.10%	0.94%	2.89%	0.54%	$ 281	83%
$ 9.83	5.00%	0.93%	3.65%	0.56%	$ 83	64%

$ 9.87	0.38%	1.99%(e)	1.25%(e)	0.01%(e)	$ 26	99%
$ 9.80	0.69%	1.77%	1.42%	0.19%	$ 40	97%
$ 9.72	1.30%	1.73%	2.15%	0.23%	$ 66	83%
$ 9.83	4.15%	1.74%	2.91%	0.24%	$ 42	64%

$ 9.98	5.44%	1.00%	3.49%	0.16%	$ 59,765	170%
$ 9.87	1.31%	1.04%	2.36%	0.18%	$ 82,154	99%
$ 9.80	1.70%	0.78%	2.40%	0.43%	$ 76,078	97%
$ 9.72	2.29%	0.75%	3.08%	0.48%	$ 67,521	83%
$ 9.83	5.18%	0.75%	3.93%	0.49%	$ 58,771	64%

$ 9.85	9.20%	0.95%	4.41%	--	$ 144,210	68%(g)
$ 9.51	0.79%	0.93%	3.51%	0.26%	$ 54,388	64%(g)
$ 9.46	3.93%	0.95%	3.94%	0.47%	$ 45,179	106%(g)
$ 9.10	0.18%	0.88%	3.93%	0.44%	$ 43,955	95%(g)
$ 9.28	6.46%	0.87%	4.29%	0.40%	$ 51,955	71%(g)

$ 9.51	1.49%	1.90%(e)	2.26%(e)	0.00%(e)(j)	$ 108	64%(g)
$ 9.46	3.02%	1.84%	3.09%	0.08%	$ 275	106%(g)
$ 9.10	(0.73)%	1.83%	3.00%	0.06%	$ 367	95%(g)
$ 9.28	5.44%	1.83%	3.33%	0.03%	$ 227	71%(g)

$ 9.51	2.44%	0.94%(e)	3.17%(e)	0.21%(e)	$ 149,744	64%(g)
$ 9.46	4.03%	0.85%	4.05%	0.32%	$ 129,035	106%(g)
$ 9.10	0.26%	0.84%	3.97%	0.30%	$ 121,943	95%(g)
$ 9.28	6.49%	0.84%	4.32%	0.27%	$ 119,940	71%(g)

$ 10.74	7.29%	0.86%	3.85%	0.09%	$ 85,887	50%
$ 10.46	1.86%	0.87%	3.67%	0.40%	$ 56,672	40%
$ 10.62	5.60%	0.85%	3.65%	0.63%	$ 52,380	41%
$ 10.38	1.53%	0.82%	3.76%	0.62%	$ 50,299	56%
$ 10.51	5.13%	0.80%	3.77%	0.61%	$ 59,371	37%

$ 10.46	2.73%	1.87%(e)	2.77%(e)	0.10%(e)	$ 357	40%
$ 10.62	4.75%	1.67%	2.86%	0.32%	$ 773	41%
$ 10.38	0.70%	1.65%	2.95%	0.32%	$ 1,307	56%
$ 10.51	4.23%	1.66%	2.91%	0.29%	$ 1,470	37%

$ 10.46	3.39%	0.87%(e)	3.68%(e)	0.33%(e)	$ 27,293	40%
$ 10.62	5.77%	0.69%	3.81%	0.55%	$ 26,921	41%
$ 10.38	1.69%	0.67%	3.92%	0.55%	$ 38,135	56%
$ 10.51	5.26%	0.67%	3.89%	0.53%	$ 44,224	37%

(f) Per share numbers have been calculated using the average shares method.

(g) This calculation excludes purchases and sales from dollar roll transactions.

(h) Represents less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(j) Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A SHARES
2003	$ 10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2004(c)	$ 10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)
2005	$ 10.20	0.36	0.07	0.43	(0.36)	--	(0.36)
2006	$ 10.27	0.38	(0.27)	0.11	(0.37)	--	(0.37)
2007	$ 10.01	0.37	0.07	0.44	(0.36)	--	(0.36)
PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B SHARES
2003	$ 10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2004(c)	$ 10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)
2005	$ 10.20	0.29	0.07	0.36	(0.28)	--	(0.28)
2006	$ 10.28	0.29	(0.25)	0.04	(0.30)	--	(0.30)
2007	$ 10.02	0.27	0.07	0.34	(0.27)	--	(0.27)
PENNSYLVANIA MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2003	$ 10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2004(c)	$ 10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)
2005	$ 10.20	0.37	0.07	0.44	(0.37)	--	(0.37)
2006	$ 10.27	0.38	(0.26)	0.12	(0.38)	--	(0.38)
2007	$ 10.01	0.37	0.08	0.45	(0.37)	--	(0.37)
MARYLAND MUNICIPAL BOND FUND -- CLASS A SHARES
2003	$ 10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2004(c)	$ 10.42	0.40	(0.22)	0.18	(0.39)	--	(0.39)
2005	$ 10.21	0.39	0.15	0.54	(0.39)	(0.04)	(0.43)
2006	$ 10.32	0.40(d)	(0.24)	0.16	(0.40)	(0.03)	(0.43)
2007	$ 10.05	0.39	0.08	0.47	(0.39)	(0.03)	(0.42)
MARYLAND MUNICIPAL BOND FUND -- CLASS B SHARES
2003	$ 10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2004(c)	$ 10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)
2005	$ 10.23	0.31	0.16	0.47	(0.32)	(0.04)	(0.36)
2006	$ 10.34	0.31(d)	(0.24)	0.07	(0.31)	(0.03)	(0.34)
2007	$ 10.07	0.30	0.08	0.38	(0.30)	(0.03)	(0.33)
MARYLAND MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2003	$ 10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2004(c)	$ 10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)
2005	$ 10.22	0.42	0.15	0.57	(0.42)	(0.04)	(0.46)
2006	$ 10.33	0.41(d)	(0.24)	0.17	(0.41)	(0.03)	(0.44)
2007	$ 10.06	0.40	0.08	0.48	(0.40)	(0.03)	(0.43)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.45	7.77%	1.17%	3.79%	0.82%	$ 2,880	12%
$ 10.20	1.13%	1.19%	3.49%	0.23%	$ 11,965	11%
$ 10.27	4.24%	1.12%	3.48%	0.24%	$ 8,311	27%
$ 10.01	1.11%	0.91%	3.66%	0.48%	$ 6,225	12%
$ 10.09	4.49%	0.92%	3.63%	0.48%	$ 5,407	26%

$ 10.47	7.03%	1.82%	3.08%	4.88%	$ 421	12%
$ 10.20	0.26%	1.83%	2.94%	0.06%	$ 698	11%
$ 10.28	3.61%	1.71%	2.89%	0.03%	$ 893	27%
$ 10.02	0.37%	1.77%	2.80%	0.05%	$ 858	12%
$ 10.09	3.47%	1.81%	2.74%	0.05%	$ 875	26%

$ 10.46	7.96%	0.99%	3.97%	--	$ 158,648	12%
$ 10.20	1.21%	0.98%	3.79%	0.12%	$ 190,805	11%
$ 10.27	4.37%	1.00%	3.60%	0.11%	$ 160,966	27%
$ 10.01	1.13%	0.89%	3.68%	0.25%	$ 136,387	12%
$ 10.09	4.56%	0.85%	3.70%	0.30%	$ 133,668	26%

$ 10.42	7.47%	1.02%	3.89%	0.36%	$ 25,233	18%
$ 10.21	1.74%	1.01%	3.84%	0.39%	$ 20,948	17%
$ 10.32	5.40%	0.95%	3.82%	0.49%	$ 19,639	13%
$ 10.05	1.52%	0.82%	3.93%	0.60%	$ 49,828	12%
$ 10.10	4.74%	0.82%	3.89%	0.56%	$ 47,611	16%

$ 10.43	6.72%	1.72%	3.18%	1.17%	$ 1,775	18%
$ 10.23	1.12%	1.71%	3.14%	0.43%	$ 2,167	17%
$ 10.34	4.59%	1.71%	3.05%	0.22%	$ 1,896	13%
$ 10.07	0.64%	1.70%	3.03%	0.21%	$ 1,887	12%
$ 10.12	3.80%	1.71%	3.00%	0.18%	$ 1,764	16%

$ 10.43	7.66%	0.84%	4.07%	0.17%	$ 100,797	18%
$ 10.22	1.92%	0.83%	4.02%	0.28%	$ 99,271	17%
$ 10.33	5.62%	0.73%	4.03%	0.45%	$ 99,134	13%
$ 10.06	1.63%	0.72%	4.01%	0.45%	$ 95,924	12%
$ 10.11	4.84%	0.72%	4.00%	0.42%	$ 98,014	16%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

VIRGINIA MUNICIPAL BOND FUND -- CLASS A SHARES
2001(c)	$ 11.13	0.49	(0.08)	0.41	(0.49)	--	(0.49)
2002(c)	$ 11.05	0.46	0.54	1.00	(0.46)	--	(0.46)
2003(c)	$ 11.59	0.44	0.08	0.52	(0.44)	(0.01)	(0.45)
2004(d)	$ 11.66	0.35	(0.03)	0.32	(0.35)	--	(0.35)
2005(f)	$ 11.63	0.42	(0.31)	0.11	(0.42)	(0.15)	(0.57)
2006(g)(h)	$ 11.17	0.23	(0.14)	0.09	(0.23)	(0.10)	(0.33)
2007	$ 10.93	0.41	0.08	0.49	(0.41)	(0.11)	(0.52)
INTERMEDIATE-TERM BOND FUND -- CLASS A SHARES
2004(i)(j)	$ 10.27	0.23(k)	0.02	0.25	(0.33)	(0.12)	(0.45)
2005	$ 10.07	0.37(k)	0.01	0.38	(0.46)	--	(0.46)
2006	$ 9.99	0.36(k)	(0.34)	0.02	(0.37)	--	(0.37)
2007	$ 9.64	0.42(k)	0.17	0.59	(0.42)	--	(0.42)
INTERMEDIATE-TERM BOND FUND -- CLASS B SHARES
2004(i)(j)	$ 10.27	0.21(k)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2005	$ 10.07	0.28(k)	0.01	0.29	(0.37)	--	(0.37)
2006	$ 9.99	0.29(k)	(0.33)	(0.04)	(0.31)	--	(0.31)
2007	$ 9.64	0.34(k)	0.17	0.51	(0.34)	--	(0.34)
INTERMEDIATE-TERM BOND FUND -- INSTITUTIONAL I SHARES
2003	$ 9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2004(j)	$ 10.50	0.39(k)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2005	$ 10.07	0.38(k)	--	0.38	(0.46)	--	(0.46)
2006	$ 9.99	0.38(k)	(0.33)	0.05	(0.40)	--	(0.40)
2007	$ 9.64	0.44(k)	0.17	0.61	(0.44)	--	(0.44)
INCOME FUND -- CLASS A SHARES
2003	$ 10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2004(j)	$ 10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)
2005	$ 10.13	0.38(k)	0.05	0.43	(0.39)	(0.09)	(0.48)
2006	$ 10.08	0.39	(0.39)	0.00	(0.39)	(0.03)	(0.42)
2007	$ 9.66	0.44	0.20	0.64	(0.45)	(0.01)	(0.46)
INCOME FUND -- CLASS B SHARES
2003	$ 10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2004(j)	$ 10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2005	$ 10.00	0.30(k)	0.06	0.36	(0.32)	(0.09)	(0.41)
2006	$ 9.95	0.32	(0.39)	(0.07)	(0.32)	(0.03)	(0.35)
2007	$ 9.53	0.37	0.19	0.56	(0.37)	(0.01)	(0.38)
INCOME FUND -- INSTITUTIONAL I SHARES
2003	$ 10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2004(j)	$ 10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)
2005	$ 10.00	0.40(k)	0.04	0.44	(0.40)	(0.09)	(0.49)
2006	$ 9.95	0.42	(0.40)	0.02	(0.41)	(0.03)	(0.44)
2007	$ 9.53	0.46	0.19	0.65	(0.46)	(0.01)	(0.47)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the year ended December 31.

(d) Reflects operations for the period from January 1, 2004 to October 31, 2004. The Fund has changed its fiscal year end from December 31 to October 31.

(e) Computed on an annualized basis.

(f) Reflects operations for the year ended October 31.

(g) Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.

(h) Beginning with the period ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another independent registered public accounting firm.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(j) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(k) Per share numbers have been calculated using the average shares method.

(l) This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 11.05	3.67%	0.92%	4.35%	--	$ 30,229	22%
$ 11.59	9.25%	0.92%	4.09%	--	$ 32,373	19%
$ 11.66	4.61%	0.93%	3.80%	--	$ 31,563	24%
$ 11.63	2.82%	0.95%(e)	3.67%(e)	0.02%(e)	$ 27,218	14%
$ 11.17	1.00%	0.98%	3.63%	--	$ 25,107	12%
$ 10.93	0.86%	0.45%(e)	4.32%(e)	1.11%(e)	$ 22,250	5%
$ 10.90	4.56%	0.86%	3.76%	0.85%	$ 18,129	9%

$ 10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$ 10,169	154%(l)
$ 9.99	3.81%	0.77%	3.65%	0.59%	$ 2,402	197%(l)
$ 9.64	0.23%	0.98%	3.64%	0.38%	$ 1,774	189%(l)
$ 9.81	6.19%	0.95%	4.23%	0.41%	$ 1,455	189%(l)

$ 10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$ 91	154%(l)
$ 9.99	2.89%	1.68%	2.83%	0.18%	$ 123	197%(l)
$ 9.64	(0.46)%	1.68%	2.94%	0.19%	$ 129	189%(l)
$ 9.81	5.41%	1.68%	3.48%	0.18%	$ 98	189%(l)

$ 10.50	11.20%	0.84%	4.14%	0.12%	$ 128,263	259%(l)
$ 10.07	1.21%	0.81%	3.76%	0.27%	$ 254,875	154%(l)
$ 9.99	3.85%	0.74%	3.77%	0.37%	$ 245,706	197%(l)
$ 9.64	0.47%	0.73%	3.88%	0.38%	$ 216,402	189%(l)
$ 9.81	6.42%	0.73%	4.44%	0.38%	$ 195,560	189%(l)

$ 10.70	9.59%	1.03%	3.97%	0.42%	$ 12,430	276%(l)
$ 10.13	0.64%	1.03%	3.58%	0.25%	$ 10,431	177%(l)
$ 10.08	4.27%	1.03%	3.74%	0.27%	$ 8,855	86%(l)
$ 9.66	(0.05)%	1.02%	3.79%	0.26%	$ 7,253	96%(l)
$ 9.84	6.73%	0.99%	4.61%	0.32%	$ 6,381	79%(l)

$ 10.57	8.90%	1.73%	3.25%	0.99%	$ 2,086	276%(l)
$ 10.00	(0.08)%	1.74%	2.89%	0.05%	$ 2,155	177%(l)
$ 9.95	3.60%	1.73%	3.04%	0.07%	$ 1,960	86%(l)
$ 9.53	(0.75)%	1.73%	3.08%	0.06%	$ 1,561	96%(l)
$ 9.71	6.03%	1.74%	3.86%	0.07%	$ 1,105	79%(l)

$ 10.57	9.86%	0.85%	4.17%	0.08%	$ 246,639	276%(l)
$ 10.00	0.81%	0.85%	3.75%	0.14%	$ 181,498	177%(l)
$ 9.95	4.55%	0.82%	3.95%	0.23%	$ 131,542	86%(l)
$ 9.53	0.16%	0.81%	4.01%	0.23%	$ 133,002	96%(l)
$ 9.71	7.03%	0.79%	4.81%	0.27%	$115,486	79%(l)

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS A SHARES
2003	$ 9.74	0.23	(0.23)	0.00 (c)	(0.23)	(0.02)
2004	$ 9.49	0.15(d)	0.43	0.58	(0.14)	(0.12)
2005	$ 9.81	0.16	0.02	0.18	(0.15)	(0.03)
2006	$ 9.81	0.20(d)	0.33	0.53	(0.19)	(0.21)
2007	$ 9.94	0.23(d)	0.47	0.70	(0.28)	(0.29)
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS B SHARES
2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	(0.02)
2004	$ 9.46	0.08(d)	0.44	0.52	(0.08)	(0.12)
2005	$ 9.78	0.10	0.03	0.13	(0.10)	(0.03)
2006	$ 9.78	0.12(d)	0.35	0.47	(0.13)	(0.21)
2007	$ 9.91	0.17(d)	0.48	0.65	(0.23)	(0.29)
MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS A SHARES
2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	(0.03)
2004	$ 8.80	0.07	1.10	1.17	(0.06)	(0.11)
2005	$ 9.80	0.09	0.15	0.24	(0.08)	--
2006	$ 9.96	0.12	1.09	1.21	(0.11)	(0.59)
2007	$ 10.47	0.12(d)	0.87	0.99	(0.22)	(0.57)
MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS B SHARES
2003	$ 9.70	0.03	(0.90)	(0.87)	(0.03)	(0.03)
2004	$ 8.77	0.00(c)	1.10	1.10	(0.01)	(0.11)
2005	$ 9.75	0.03	0.14	0.17	(0.04)	--
2006	$ 9.88	0.05	1.07	1.12	(0.06)	(0.59)
2007	$ 10.35	0.05(d)	0.85	0.90	(0.19)	(0.57)
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS A SHARES
2003	$ 9.49	0.00(c)	(1.41)	(1.41)	--	(0.08)
2004	$ 8.00	(0.01)(d)	1.70	1.69	--	(0.20)
2005	$ 9.49	0.03(d)	0.25	0.28	(0.04)	(0.01)
2006	$ 9.72	0.02(d)	1.70	1.72	(0.05)	(0.74)
2007	$ 10.65	0.02(d)	1.22	1.24	(0.19)	(0.72)
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS B SHARES
2003	$ 9.49	(0.04)	(1.44)	(1.48)	--	(0.08)
2004	$ 7.93	(0.07)(d)	1.68	1.61	--	(0.20)
2005	$ 9.34	(0.02)(d)	0.24	0.22	(0.01)	(0.01)
2006	$ 9.54	(0.05)(d)	1.69	1.64	(0.02)	(0.74)
2007	$ 10.42	(0.04)(d)	1.19	1.15	(0.15)	(0.72)
BALANCED FUND -- CLASS A SHARES
2003	$ 12.86	0.19	(1.32)	(1.13)	(0.18)	--
2004(f)	$ 11.55	0.12	1.49	1.61	(0.12)	--
2005	$ 13.04	0.20	(0.12)	0.08	(0.20)	--
2006	$ 12.92	0.18	0.86	1.04	(0.21)	--
2007	$ 13.75	0.29(d)	1.37	1.66	(0.30)	--
BALANCED FUND -- CLASS B SHARES
2003	$ 12.84	0.10	(1.30)	(1.20)	(0.09)	--
2004(f)	$ 11.55	0.02	1.49	1.51	(0.02)	--
2005	$ 13.04	0.11	(0.12)	(0.01)	(0.11)	--
2006	$ 12.92	0.07	0.87	0.94	(0.11)	--
2007	$ 13.75	0.18(d)	1.38	1.56	(0.19)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Represents less than $0.01.

(d) Per share numbers have been calculated using the average shares method.

(e) Represents less than 0.01%.

(f) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets			Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)

(0.25)	$ 9.49	0.03%	1.00%	2.49%	1.11%	$ 4,120	11%
(0.26)	$ 9.81	6.20%	1.00%	1.52%	0.65%	$ 5,602	14%
(0.18)	$ 9.81	1.87%	1.00%	1.63%	1.05%	$ 6,147	61%
(0.40)	$ 9.94	5.46%	1.00%	2.18%	0.81%	$ 10,592	17%
(0.57)	$ 10.07	7.31%	1.00%	2.30%	0.65%	$ 10,567	22%

(0.18)	$ 9.46	(1.02)%	2.00%	1.43%	1.11%	$ 2,000	11%
(0.20)	$ 9.78	5.50%	1.67%	0.84%	0.61%	$ 3,622	14%
(0.13)	$ 9.78	1.32%	1.56%	1.05%	0.99%	$ 3,817	61%
(0.34)	$ 9.91	4.88%	1.56%	1.41%	0.81%	$ 3,469	17%
(0.52)	$ 10.04	6.73%	1.56%	1.73%	0.59%	$ 3,379	22%

(0.13)	$ 8.80	(7.89)%	1.00%	1.14%	0.38%	$ 10,922	10%
(0.17)	$ 9.80	13.43%	0.88%	0.73%	0.31%	$ 24,436	15%
(0.08)	$ 9.96	2.46%	0.98%	0.98%	0.39%	$ 29,011	98%
(0.70)	$ 10.47	12.45%	0.97%	1.44%	0.25%	$ 42,198	9%
(0.79)	$ 10.67	9.80%	0.89%	1.20%	0.25%	$ 41,963	22%

(0.06)	$ 8.77	(8.91)%	2.00%	0.11%	0.38%	$ 5,445	10%
(0.12)	$ 9.75	12.61%	1.67%	(0.08)%	0.11%	$ 15,799	15%
(0.04)	$ 9.88	1.70%	1.73%	0.24%	0.14%	$ 19,628	98%
(0.65)	$ 10.35	11.61%	1.72%	0.52%	--	$ 22,566	9%
(0.76)	$ 10.49	8.94%	1.64%	0.45%	--	$ 23,656	22%

(0.08)	$ 8.00	(14.78)%	1.00%	0.03%	1.16%	$ 5,421	11%
(0.20)	$ 9.49	21.25%	1.00%	(0.11)%	0.52%	$ 12,124	5%
(0.05)	$ 9.72	2.98%	1.02%	0.34%	0.66%	$ 14,414	114%
(0.79)	$ 10.65	18.34%	1.00%	0.70%	0.51%	$ 20,790	6%
(0.91)	$10.98	12.21%	0.86%	0.16%	0.50%	$ 22,606	22%

(0.08)	$ 7.93	(15.62)%	2.00%	(1.07)%	1.16%	$ 1,813	11%
(0.20)	$ 9.34	20.41%	1.65%	(0.76)%	0.47%	$ 6,043	5%
(0.02)	$ 9.54	2.35%	1.59%	(0.23)%	0.59%	$ 7,906	114%
(0.76)	$ 10.42	17.75%	1.57%	0.00%(e)	0.44%	$ 9,559	6%
(0.87)	$ 10.70	11.59%	1.43%	(0.40)%	0.43%	$ 10,740	22%

(0.18)	$ 11.55	(8.71)%	1.10%	1.61%	0.54%	$ 30,238	84%
(0.12)	$ 13.04	13.92%	1.12%	0.90%	0.34%	$ 30,493	66%
(0.20)	$ 12.92	0.61%	1.11%	1.50%	0.30%	$ 25,237	41%
(0.21)	$ 13.75	8.09%	1.10%	1.30%	0.44%	$ 21,679	48%
(0.30)	$ 15.11	12.23%	1.05%	2.10%	0.57%	$ 21,547	157%

(0.09)	$ 11.55	(9.31)%	1.80%	0.91%	0.42%	$ 11,203	84%
(0.02)	$ 13.04	13.06%	1.82%	0.20%	0.16%	$ 12,811	66%
(0.11)	$ 12.92	(0.11)%	1.81%	0.80%	0.10%	$ 11,868	41%
(0.11)	$ 13.75	7.33%	1.81%	0.60%	0.23%	$ 8,827	48%
(0.19)	$ 15.12	11.41%	1.81%	1.29%	0.31%	$ 5,419	157%

(For a share outstanding throughout each period)

		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period			Total from Investment Operations	Distributions from Net Investment Income

BALANCED FUND -- INSTITUTIONAL I SHARES
2003	$ 12.91	0.21	(1.32)	(1.11)	(0.22)	--
2004(c)	$ 11.58	0.13	1.50	1.63	(0.13)	--
2005	$ 13.08	0.23	(0.13)	0.10	(0.22)	--
2006	$ 12.96	0.30	0.78	1.08	(0.25)	--
2007	$ 13.79	0.29(d)	1.38	1.67	(0.31)	--
EQUITY INCOME FUND -- CLASS A SHARES
2003	$ 10.29	0.17	(2.16)	(1.99)	(0.14)	--
2004(c)	$ 8.16	0.14	1.51	1.65	(0.12)	--
2005	$ 9.69	0.17	0.47	0.64	(0.17)	(0.38)
2006	$ 9.78	0.15	1.20	1.35	(0.16)	(2.33)
2007	$ 8.64	0.18	1.37	1.55	(0.17)	(0.89)
EQUITY INCOME FUND -- CLASS B SHARES
2004(c)(d)	$ 8.71	0.04	0.95	0.99	(0.05)	--
2005	$ 9.65	0.10	0.46	0.56	(0.09)	(0.38)
2006	$ 9.74	0.09	1.19	1.28	(0.09)	(2.33)
2007	$ 8.60	0.10	1.38	1.48	(0.11)	(0.89)
EQUITY INCOME FUND -- INSTITUTIONAL I SHARES
2003	$ 10.30	0.18	(2.16)	(1.98)	(0.18)	--
2004(c)	$ 8.14	0.15	1.51	1.66	(0.14)	--
2005	$ 9.66	0.19	0.46	0.65	(0.19)	(0.38)
2006	$ 9.74	0.18	1.19	1.37	(0.18)	(2.33)
2007	$ 8.60	0.18	1.38	1.56	(0.19)	(0.89)
LARGE CAP VALUE FUND -- CLASS A SHARES
2003	$ 10.31	0.07	(1.91)	(1.84)	(0.06)	--
2004	$ 8.41	0.08(f)	1.95	2.03	(0.08)	--
2005	$ 10.36	0.11	0.55	0.66	(0.09)	--
2006	$ 10.93	0.10	2.29	2.39	(0.10)	(0.78)
2007	$ 12.44	0.12	1.80	1.92	(0.12)	(0.83)
LARGE CAP VALUE FUND -- CLASS B SHARES
2003	$ 10.21	(0.02)	(1.87)	(1.89)	--	--
2004	$ 8.32	(0.01)(f)	1.93	1.92	--	--
2005	$ 10.24	0.01	0.55	0.56	--	--
2006	$ 10.80	0.00(h)	2.25	2.25	--	(0.78)
2007	$ 12.27	0.00(h)	1.78	1.78	(0.01)	(0.83)
LARGE CAP VALUE FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 9.26	0.06(f)	1.12	1.18	(0.07)	--
2005	$ 10.37	0.10	0.56	0.66	(0.10)	--
2006	$ 10.93	0.10	2.29	2.39	(0.09)	(0.78)
2007	$ 12.45	0.11	1.79	1.90	(0.11)	(0.83)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Per share numbers have been calculated using the average shares method.

(g) Represents less than 0.01%.

(h) Represents less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.22)	$ 11.58	(8.52)%	0.94%	1.80%	0.04%	$ 122,051	84%
(0.13)	$ 13.08	14.11%	0.96%	1.06%	0.13%	$ 118,815	66%
(0.22)	$ 12.96	0.73%	0.95%	1.66%	0.21%	$ 84,800	41%
(0.25)	$13.79	8.35%	0.89%	1.51%	0.28%	$ 20,078	48%
(0.31)	$15.15	12.32%	0.94%	2.10%	0.43%	$ 5,226	157%

(0.14)	$ 8.16	(19.38)%	1.18%	1.99%	0.81%	$ 4,388	28%
(0.12)	$ 9.69	20.25%	1.17%	1.41%	0.45%	$ 5,245	30%
(0.55)	$ 9.78	6.59%	1.22%	1.72%	0.28%	$ 4,898	148%
(2.49)	$ 8.64	16.21%	1.23%	1.66%	0.27%	$ 5,289	90%
(1.06)	$ 9.13	19.14%	1.22%	1.92%	0.31%	$ 4,600	86%

(0.05)	$ 9.65	11.39%	1.97%(e)	0.30%(e)	0.01%(e)	$ 143	30%
(0.47)	$ 9.74	5.79%	1.94%	1.02%	0.06%	$ 207	148%
(2.42)	$ 8.60	15.45%	1.94%	0.96%	0.06%	$ 301	90%
(1.00)	$ 9.08	18.27%	1.94%	1.16%	0.09%	$ 375	86%

(0.18)	$ 8.14	(19.21)%	1.02%	2.16%	0.09%	$ 61,427	28%
(0.14)	$ 9.66	20.49%	1.01%	1.58%	0.17%	$ 72,887	30%
(0.57)	$ 9.74	6.72%	0.99%	1.94%	0.26%	$ 73,761	148%
(2.51)	$ 8.60	16.54%	0.99%	1.91%	0.25%	$ 57,930	90%
(1.08)	$ 9.08	19.37%	1.01%	2.12%	0.27%	$ 49,126	86%

(0.06)	$ 8.41	(17.80)%	1.12%	0.86%	--	$ 48,665	32%
(0.08)	$ 10.36	24.22%	1.06%	0.83%	0.25%	$ 46,107	27%
(0.09)	$ 10.93	6.35%	1.12%	0.88%	0.35%	$ 26,161	126%
(0.88)	$12.44	22.45%	0.98%	0.86%	0.29%	$ 34,187	18%
(0.95)	$13.41	16.10%	0.93%	0.94%	0.28%	$ 39,023	18%

--	$ 8.32	(18.51)%	2.12%	(0.14)%	--	$ 451	32%
--	$ 10.24	23.08%	1.98%	(0.07)%	0.00%(g)	$ 683	27%
--	$ 10.80	5.47%	1.92%	0.08%	0.05%	$ 819	126%
(0.78)	$ 12.27	21.38%	1.92%	(0.07)%	0.00%(g)	$ 1,229	18%
(0.84)	$13.21	15.01%	1.88%	(0.01)%	0.00%(g)	$ 1,418	18%

(0.07)	$ 10.37	12.71%	1.06%(e)	0.86%(e)	0.14%(e)	$ 43,139	27%
(0.10)	$ 10.93	6.35%	1.03%	0.94%	0.19%	$ 75,564	126%
(0.87)	$12.45	22.54%	1.03%	0.82%	0.14%	$ 115,735	18%
(0.94)	$13.41	15.92%	1.00%	0.88%	0.14%	$ 133,496	18%

(For a share outstanding throughout each period)

		Net Investment Income (Loss)				Distributions from Net Realized Gain on Investments
Year Ended April 30,	Net Asset Value, beginning of period		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

EQUITY INDEX FUND -- CLASS A SHARES
2003	$ 9.00	0.10	(1.34)	(1.24)	(0.06)	--
2004(c)	$ 7.70	0.10	1.57	1.67	(0.10)	--
2005	$ 9.27	0.15	0.36	0.51	(0.16)	--
2006	$ 9.62	0.14	1.28	1.42	(0.14)	--
2007	$ 10.90	0.16	1.40	1.56	(0.15)	--
EQUITY INDEX FUND -- CLASS B SHARES
2004(d)	$ 8.33	0.05	0.92	0.97	(0.05)	--
2005	$ 9.25	0.08	0.36	0.44	(0.09)	--
2006	$ 9.60	0.06	1.27	1.33	(0.06)	--
2007	$ 10.87	0.08	1.40	1.48	(0.07)	--
EQUITY INDEX FUND -- INSTITUTIONAL I SHARES
2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	--
2004(c)	$ 7.69	0.14	1.55	1.69	(0.12)	--
2005	$ 9.26	0.17	0.37	0.54	(0.18)	--
2006	$ 9.62	0.17	1.27	1.44	(0.16)	--
2007	$ 10.90	0.18	1.42	1.60	(0.19)	--
LARGE CAP STOCK FUND -- CLASS A SHARES
2003	$ 9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)
2004(c)	$ 7.47	0.01(f)	1.64	1.65	(0.01)	--
2005	$ 9.11	0.05	0.20	0.25	(0.02)	(0.96)
2006	$ 8.38	0.03	0.92	0.95	(0.04)	(0.63)
2007	$ 8.66	0.03(f)	0.94	0.97	(0.04)	(0.20)
LARGE CAP STOCK FUND -- CLASS B SHARES
2003	$ 9.17	(0.01)	(1.79)	(1.80)	--	(0.14)
2004(c)	$ 7.23	(0.05)(f)	1.58	1.53	--	--
2005	$ 8.76	(0.03)	0.20	0.17	--	(0.96)
2006	$ 7.97	(0.06)	0.89	0.83	(0.02)	(0.58)
2007	$ 8.20	(0.03)(f)	0.91	0.88	--	(0.20)
LARGE CAP STOCK FUND -- INSTITUTIONAL I SHARES
2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)
2004(c)	$ 7.45	0.03(f)	1.63	1.66	(0.04)	--
2005	$ 9.07	0.05	0.21	0.26	(0.05)	(0.96)
2006	$ 8.32	0.04	0.90	0.94	(0.04)	(0.63)
2007	$ 8.59	0.05(f)	0.94	0.99	(0.05)	(0.20)
LARGE CAP GROWTH FUND -- CLASS A SHARES
2003	$ 7.91	0.00(g)	(1.23)	(1.23)	--	--
2004	$ 6.68	0.00(f)(g)	0.92	0.92	--	--
2005	$ 7.60	0.18	(0.30)	(0.12)	--	--
2006	$ 7.48	(0.01)	0.84	0.83	(0.01)	--
2007	$ 8.30	0.01(f)	0.98	0.99	--	--
LARGE CAP GROWTH FUND -- CLASS B SHARES
2003	$ 7.76	(0.05)	(1.22)	(1.27)	--	--
2004	$ 6.49	(0.06)(f)	0.90	0.84	--	--
2005	$ 7.33	(0.03)	(0.14)	(0.17)	--	--
2006	$ 7.16	(0.06)	0.79	0.73	--	--
2007	$ 7.89	(0.05)(f)	0.93	0.88	--	--
LARGE CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2004(h)	$ 7.05	0.00(f)(g)	0.55	0.55	--	--
2005	$ 7.60	0.02	(0.12)	(0.10)	(0.03)	--
2006	$ 7.47	0.01	0.83	0.84	(0.01)	--
2007	$ 8.30	0.03(f)	0.97	1.00	(0.02)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.06)	$ 7.70	(13.70)%	0.58%	1.21%	0.86%	$ 4,646	87%
(0.10)	$ 9.27	21.71%	0.57%	1.14%	0.41%	$ 6,386	76%
(0.16)	$ 9.62	5.54%	0.56%	1.47%	0.42%	$ 5,182	52%
(0.14)	$ 10.90	14.82%	0.53%	1.36%	0.42%	$ 4,938	20%
(0.15)	$ 12.31	14.49%	0.55%	1.39%	0.39%	$ 4,546	32%

(0.05)	$ 9.25	11.70%	1.29%(e)	0.31%(e)	0.19%(e)	$ 319	76%
(0.09)	$ 9.60	4.76%	1.28%	0.79%	0.20%	$ 507	52%
(0.06)	$ 10.87	13.93%	1.29%	0.60%	0.20%	$ 623	20%
(0.07)	$ 12.28	13.72%	1.28%	0.65%	0.16%	$ 750	32%

(0.12)	$ 7.69	(13.50)%	0.25%	1.54%	0.34%	$ 94,947	87%
(0.12)	$ 9.26	22.06%	0.27%	1.45%	0.38%	$ 85,030	76%
(0.18)	$ 9.62	5.87%	0.28%	1.81%	0.45%	$ 93,788	52%
(0.16)	$ 10.90	15.10%	0.29%	1.60%	0.44%	$ 78,477	20%
(0.19)	$ 12.31	14.81%	0.28%	1.66%	0.41%	$ 107,746	32%

(0.16)	$ 7.47	(19.12)%	1.38%	0.58%	0.79%	$ 4,232	36%
(0.01)	$ 9.11	22.16%	1.26%	0.07%	0.28%	$ 64,755	84%
(0.98)	$ 8.38	2.71%	1.26%	0.45%	0.26%	$ 39,417	39%
(0.67)	$ 8.66	11.50%	1.27%	0.37%	0.24%	$ 35,490	47%
(0.24)	$ 9.39	11.30%	1.26%	0.40%	0.27%	$ 33,792	35%

(0.14)	$ 7.23	(19.64)%	2.08%	(0.13)%	2.02%	$ 867	36%
--	$ 8.76	21.16%	2.02%	(0.63)%	0.07%	$ 12,116	84%
(0.96)	$ 7.97	1.91%	2.00%	(0.34)%	0.02%	$ 10,920	39%
(0.60)	$ 8.20	10.62%	1.99%	(0.36)%	0.01%	$ 8,453	47%
(0.20)	$ 8.88	10.56%	2.00%	(0.33)%	0.03%	$ 5,652	35%

(0.19)	$ 7.45	(19.03)%	1.23%	0.73%	0.11%	$ 169,616	36%
(0.04)	$ 9.07	22.35%	1.11%	0.39%	0.18%	$ 409,916	84%
(1.01)	$ 8.32	2.83%	1.10%	0.57%	0.17%	$ 307,212	39%
(0.67)	$ 8.59	11.61%	1.09%	0.54%	0.16%	$ 304,921	47%
(0.25)	$ 9.33	11.65%	1.09%	0.57%	0.18%	$ 195,029	35%

--	$ 6.68	(15.55)%	1.30%	0.04%	0.38%	$ 16,312	37%
--	$ 7.60	13.77%	1.27%	(0.05)%	0.48%	$ 11,211	68%
--	$ 7.48	(1.58)%	1.31%	0.55%	0.43%	$ 2,429	130%
(0.01)	$ 8.30	11.05%	1.29%	0.06%	0.40%	$ 2,936	64%
--	$ 9.29	11.93%	1.32%	0.16%	0.39%	$ 1,987	56%

--	$ 6.49	(16.37)%	2.19%	(0.86)%	0.24%	$ 1,077	37%
--	$ 7.33	12.94%	2.14%	(0.90)%	0.18%	$ 1,261	68%
--	$ 7.16	(2.32)%	2.07%	(0.49)%	0.17%	$ 1,252	130%
--	$ 7.89	10.20%	2.07%	(0.71)%	0.14%	$ 1,316	64%
--	$ 8.77	11.15%	2.07%	(0.60)%	0.14%	$ 1,229	56%

--	$ 7.60	7.80%	1.19%(e)	(0.02)%(e)	0.30%(e)	$ 35,205	68%
(0.03)	$ 7.47	(1.35)%	1.14%	0.35%	0.35%	$ 48,452	130%
(0.01)	$ 8.30	11.30%	1.13%	0.22%	0.33%	$ 47,656	64%
(0.02)	$ 9.28	12.09%	1.15%	0.30%	0.31%	$ 49,283	56%

(e) Computed on an annualized basis.

(f) Per share numbers have been calculated using the average shares method.

(g) Represents less than $0.01.

(h) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

(For a share outstanding throughout each period)

		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments, Written Options and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period			Total from Investment Operations	Distributions from Net Investment Income

MULTI CAP GROWTH FUND -- CLASS A SHARES
2003	$ 13.85	(0.03)	(2.42)	(2.45)	--	--
2004(c)	$ 11.40	(0.08)(d)	2.50	2.42	--	--
2005	$ 13.82	0.01	0.20	0.21	--	--
2006	$ 14.03	(0.00)(d)(e)	2.66	2.66	(0.02)	--
2007	$ 16.67	0.01(d)	1.76	1.77	--	--
MULTI CAP GROWTH FUND -- CLASS B SHARES
2003	$ 13.55	(0.14)	(2.33)	(2.47)	--	--
2004(c)	$ 11.08	(0.17)(d)	2.43	2.26	--	--
2005	$ 13.34	(0.09)	0.19	0.10	--	--
2006	$ 13.44	(0.11)	2.55	2.44	--	--
2007	$ 15.88	(0.10)(d)	1.65	1.55	--	--
MULTI CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2003	$ 14.00	--	(2.45)	(2.45)	--	--
2004(c)	$ 11.55	(0.05)(d)	2.53	2.48	--	--
2005	$ 14.03	0.05	0.18	0.23	--	--
2006	$ 14.26	0.02	2.70	2.72	(0.04)	--
2007	$ 16.94	0.03(d)	1.79	1.82	--	--
MID CAP STOCK FUND -- CLASS A SHARES
2003	$ 14.39	(0.00)(e)	(2.48)	(2.48)	--	--
2004	$ 11.91	(0.05)	3.15	3.10	--	--
2005	$ 15.01	(0.01)(d)	1.21	1.20	--	(0.59)
2006	$ 15.62	0.07	3.81	3.88	--	(3.03)
2007	$ 16.47	0.07(d)	1.76	1.83	(0.11)	(2.00)
MID CAP STOCK FUND -- CLASS B SHARES
2003	$ 14.14	(0.11)	(2.44)	(2.55)	--	--
2004	$ 11.59	(0.14)	3.03	2.89	--	--
2005	$ 14.48	(0.14)(d)	1.17	1.03	--	(0.59)
2006	$ 14.92	(0.00)(e)	3.54	3.54	--	(3.03)
2007	$ 15.43	(0.06)(d)	1.63	1.57	(0.02)	(2.00)
MID CAP STOCK FUND -- INSTITUTIONAL I SHARES
2004(g)	$ 13.14	(0.02)	1.90	1.88	--	--
2005	$ 15.02	(0.01)(d)	1.21	1.20	--	(0.59)
2006	$ 15.63	0.06	3.82	3.88	--	(3.03)
2007	$ 16.48	0.07(d)	1.76	1.83	(0.10)	(2.00)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

(e) Represents less than $0.01.

(f) Represents less than 0.01%.

(g) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(h) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	$ 11.40	(17.69)%	1.19%	(0.20)%	0.82%	$ 22,820	194%
--	$ 13.82	21.23%	1.20%	(0.56)%	0.30%	$ 24,196	186%
--	$ 14.03	1.52%	1.20%	0.07%	0.38%	$ 20,121	264%
(0.02)	$ 16.67	18.95%	1.19%	(0.03)%	0.38%	$ 19,561	124%
--	$ 18.44	10.62%	1.15%	0.08%	0.55%	$ 20,035	118%

--	$ 11.08	(18.23)%	1.89%	(0.90)%	0.80%	$ 8,870	194%
--	$ 13.34	20.40%	1.92%	(1.27)%	0.07%	$ 10,150	186%
--	$ 13.44	0.75%	1.90%	(0.63)%	0.19%	$ 8,808	264%
--	$ 15.88	18.15%	1.89%	(0.73)%	0.18%	$ 7,428	124%
--	$ 17.43	9.76%	1.91%	(0.66)%	0.29%	$ 4,068	118%

--	$ 11.55	(17.50)%	1.03%	(0.03)%	0.04%	$ 103,441	194%
--	$ 14.03	21.47%	1.04%	(0.38)%	0.13%	$ 80,462	186%
--	$ 14.26	1.64%	1.04%	0.24%	0.28%	$ 51,880	264%
(0.04)	$ 16.94	19.12%	1.03%	0.12%	0.29%	$ 32,773	124%
--	$ 18.76	10.74%	1.04%	0.21%	0.41%	$ 19,577	118%

--	$ 11.91	(17.23)%	1.26%	(0.01)%	0.20%	$ 102,263	80%
--	$ 15.01	26.03%	1.22%	(0.25)%	0.32%	$ 68,327	99%
(0.59)	$ 15.62	7.87%	1.19%	(0.09)%	0.43%	$ 59,045	210%
(3.03)	$ 16.47	26.76%	1.13%	0.42%	0.40%	$ 67,176	51%
(2.11)	$ 16.19	12.06%	1.15%	0.43%	0.36%	$ 47,479	47%

--	$ 11.59	(18.03)%	2.21%	(0.96)%	--	$ 1,713	80%
--	$ 14.48	24.94%	2.12%	(1.16)%	0.00%(f)	$ 2,333	99%
(0.59)	$ 14.92	6.97%	2.03%	(0.92)%	0.09%	$ 2,536	210%
(3.03)	$ 15.43	25.65%	2.03%	(0.48)%	0.06%	$ 3,155	51%
(2.02)	$ 14.98	11.09%	2.03%	(0.43)%	0.05%	$ 2,786	47%

--	$ 15.02	14.31%	1.21%(h)	(0.28)%(h)	0.14%(h)	$ 70,539	99%
(0.59)	$ 15.63	7.86%	1.15%	(0.04)%	0.22%	$ 74,897	210%
(3.03)	$ 16.48	26.73%	1.15%	0.40%	0.20%	$ 91,523	51%
(2.10)	$ 16.21	12.10%	1.15%	0.44%	0.18%	$ 84,953	47%

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments, Written Options and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income

MID CAP GROWTH FUND -- CLASS A SHARES
2003	$ 12.58	(0.01)	(2.42)	(2.43)	--	--
2004(c)	$ 10.15	(0.07)	3.41	3.34	--	--
2005	$ 13.49	(0.12)(d)	0.92	0.80	--	(0.23)
2006	$ 14.06	(0.06)(d)	4.13	4.07	--	(1.84)
2007	$ 16.29	(0.0 7)(d)	0.99	0.92	--	(2.16)
MID CAP GROWTH FUND -- CLASS B SHARES
2004(e)	$ 11.81	(0.06)	1.75	1.69	--	--
2005	$ 13.50	(0.23)(d)	0.92	0.69	--	(0.23)
2006	$ 13.96	(0.18)(d)	4.08	3.90	--	(1.84)
2007	$ 16.02	(0.18)(d)	0.97	0.79	--	(2.16)
MID CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2003	$ 12.63	--	(2.43)	(2.43)	(0.01)	--
2004(c)	$ 10.19	(0.05)	3.43	3.38	--	--
2005	$ 13.57	(0.10)(d)	0.93	0.83	--	(0.23)
2006	$ 14.17	(0.04)(d)	4.16	4.12	--	(1.84)
2007	$ 16.45	(0.05)(d)	1.01	0.96	--	(2.16)
SMALL CAP STOCK FUND -- CLASS A SHARES
2003	$ 10.45	0.00(d)(g)	(1.63)	(1.63)	--	(1.93)
2004	$ 6.89	(0.03)(d)	3.24	3.21	--	(0.80)
2005	$ 9.30	(0.02)	0.06	0.04	--	(1.23)
2006	$ 8.11	(0.01)	2.59	2.58	--	(0.74)
2007	$ 9.95	0.00(d)(g)	0.65	0.65	--	(2.91)
SMALL CAP STOCK FUND -- CLASS B SHARES
2003	$ 10.36	(0.05)(d)	(1.64)	(1.69)	--	(1.93)
2004	$ 6.74	(0.10)(d)	3.16	3.06	--	(0.80)
2005	$ 9.00	(0.05)	0.04	(0.01)	--	(1.23)
2006	$ 7.76	(0.05)	2.43	2.38	--	(0.74)
2007	$ 9.40	(0.06)(d)	0.61	0.55	--	(2.91)
SMALL CAP STOCK FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 8.41	(0.02)(d)	1.69	1.67	--	(0.80)
2005	$ 9.28	0.00(g)	0.05	0.05	--	(1.23)
2006	$ 8.10	(0.00)(g)	2.57	2.57	--	(0.74)
2007	$ 9.93	0.01(d)	0.65	0.66	--	(2.91)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

(e) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(f) Computed on an annualized basis.

(g) Represents less than $0.01.

(h) Represents less than 0.01%.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	$ 10.15	(19.32)%	1.29%	(0.12)%	0.82%	$ 4,841	238%
--	$ 13.49	32.91%	1.25%	(0.56)%	0.49%	$ 6,635	99%
(0.23)	$ 14.06	5.83%	1.29%	(0.86)%	0.34%	$ 6,317	52%
(1.84)	$ 16.29	30.27%	1.29%	(0.41)%	0.32%	$ 7,734	79%
(2.16)	$ 15.05	6.64%	1.29%	(0.51)%	0.35%	$ 6,930	75%

--	$ 13.50	14.31%	2.08%(f)	(1.70)%(f)	0.05%(f)	$ 125	99%
(0.23)	$ 13.96	5.01%	2.05%	(1.62)%	0.08%	$ 312	52%
(1.84)	$ 16.02	29.23%	2.05%	(1.14)%	0.07%	$ 647	79%
(2.16)	$ 14.65	5.91%	2.04%	(1.26)%	0.09%	$ 646	75%

(0.01)	$ 10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%
--	$ 13.57	33.17%	1.09%	(0.39)%	0.22%	$ 79,815	99%
(0.23)	$ 14.17	6.02%	1.13%	(0.70)%	0.25%	$ 75,904	52%
(1.84)	$ 16.45	30.39%	1.13%	(0.25)%	0.23%	$ 81,759	79%
(2.16)	$ 15.25	6.83%	1.14%	(0.35)%	0.25%	$ 53,180	75%

(1.93)	$ 6.89	(14.66)%	1.27%	(0.06)%	0.10%	$ 106,415	68%
(0.80)	$ 9.30	47.22%	1.25%	(0.30)%	0.17%	$ 11,217	55%
(1.23)	$ 8.11	(0.65)%	1.30%	(0.14)%	0.25%	$ 4,735	90%
(0.74)	$ 9.95	33.02%	1.30%	(0.12)%	0.24%	$ 5,610	59%
(2.91)	$ 7.69	7.89%	1.30%	0.03%	0.24%	$ 6,037	155%

(1.93)	$ 6.74	(15.46)%	2.12%	(0.89)%	--	$ 506	68%
(0.80)	$ 9.00	45.99%	2.05%	(1.10)%	0.00%(h)	$ 1,119	55%
(1.23)	$ 7.76	(1.25)%	2.03%	(0.85)%	0.02%	$ 1,100	90%
(0.74)	$ 9.40	31.89%	2.02%	(0.84)%	0.01%	$ 1,480	59%
(2.91)	$ 7.04	7.19%	2.03%	(0.70)%	0.01%	$ 1,541	155%

(0.80)	$ 9.28	20.36%	1.30%(f)	(0.35)%(f)	0.00%(f)(h)	$ 136,862	55%
(1.23)	$ 8.10	(0.53)%	1.28%	(0.11)%	0.02%	$ 148,945	90%
(0.74)	$ 9.93	32.94%	1.26%	(0.08)%	0.01%	$ 186,735	59%
(2.91)	$ 7.68	8.05%	1.22%	0.13%	0.04%	$ 109,850	155%

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments, Futures Contracts, Written Options and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income

SMALL CAP GROWTH FUND -- CLASS A SHARES
2003	$ 17.76	(0.08)	(5.69)	(5.77)	--	--
2004(c)	$ 11.99	(0.17)(d)	5.71	5.54	--	--
2005	$ 17.53	(0.04)	(1.12)	(1.16)	--	(1.84)
2006	$ 14.53	(0.05)	6.64	6.59	--	(0.05)
2007	$ 21.07	(0.13)(d)	1.59	1.46	--	(3.13)
SMALL CAP GROWTH FUND -- CLASS B SHARES
2003	$ 17.60	(0.19)	(5.62)	(5.81)	--	--
2004(c)	$ 11.79	(0.29)(d)	5.61	5.32	--	--
2005	$ 17.11	(0.11)	(1.12)	(1.23)	--	(1.84)
2006	$ 14.04	(0.22)	6.43	6.21	--	(0.05)
2007	$ 20.20	(0.26)(d)	1.50	1.24	--	(3.13)
SMALL CAP GROWTH FUND -- CLASS C SHARES
2003(e)	$ 12.27	(0.03)	(0.43)	(0.46)	--	--
2004(c)	$ 11.81	(0.30)(d)	5.64	5.34	--	--
2005	$ 17.15	(0.17)	(1.02)	(1.19)	--	(1.84)
2006	$ 14.12	(0.04)	6.44	6.40	--	(0.05)
2007	$ 20.47	(0.13)(d)	1.54	1.41	--	(3.13)
SMALL CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2003	$ 17.93	(0.07)	(5.73)	(5.80)	--	--
2004	$ 12.13	(0.15)(d)	5.78	5.63	--	--
2005	$ 17.76	0.03	(1.18)	(1.15)	--	(1.84)
2006	$ 14.77	0.01	6.71	6.72	--	(0.05)
2007	$ 21.44	(0.11)(d)	1.63	1.52	--	(3.13)
INTERNATIONAL EQUITY FUND -- CLASS A SHARES
2003	$ 8.95	0.09(d)	(1.42)	(1.33)	(0.11)	--
2004	$ 7.51	0.07(d)	2.25	2.32	(0.08)	--
2005	$ 9.75	0.09(d)	1.12	1.21	(0.08)	--
2006	$ 10.88	0.11(d)	2.83	2.94	(0.18)	(1.38)
2007	$ 12.26	0.16(d)	2.08	2.24	(0.12)	(0.63)
INTERNATIONAL EQUITY FUND -- CLASS B SHARES
2003	$ 8.89	0.00(d)(g)	(1.38)	(1.38)	(0.05)	--
2004	$ 7.46	0.00 (d)(g)	2.22	2.22	(0.08)	--
2005	$ 9.60	0.03(d)	1.09	1.12	(0.05)	--
2006	$ 10.67	0.01(d)	2.78	2.79	(0.12)	(1.38)
2007	$ 11.96	0.06(d)	2.02	2.08	(0.04)	(0.63)
INTERNATIONAL EQUITY FUND -- INSTITUTIONAL I SHARES
2004(h)	$ 8.30	0.05(d)	1.48	1.53	(0.13)	--
2005	$ 9.70	0.12(d)	1.10	1.22	(0.11)	--
2006	$ 10.81	0.11(d)	2.81	2.92	(0.18)	(1.38)
2007	$ 12.17	0.17(d)	2.06	2.23	(0.13)	(0.63)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
Total returns for periods of less than one year are not annualized.

(b) The expense decrease is reflected in both the net expense and net investment income (loss) ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young, LLP. The previous years were audited by another independent registered public accounting firm.

(d) Per share numbers have been calculated using the average shares method.

(e) Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.

(f) Computed on an annualized basis.

(g) Represents less than $0.01.

(h) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	$ 11.99	(32.49)%	1.33%	(0.67)%	1.05%	$ 52,397	246%
--	$ 17.53	46.21%	1.36%	(0.99)%	0.42%	$ 72,164	256%
(1.84)	$ 14.53	(7.72)%	1.33%	(0.63)%	0.31%	$ 50,027	443%
(0.05)	$ 21.07	45.47%	1.31%	(0.60)%	0.37%	$ 59,464	534%
(3.13)	$ 19.40	8.08%	1.31%	(0.68)%	0.30%	$ 55,406	452%

--	$ 11.79	(33.01)%	2.08%	(1.44)%	1.39%	$ 1,611	246%
--	$ 17.11	45.12%	2.09%	(1.73)%	0.24%	$ 2,859	256%
(1.84)	$ 14.04	(8.35)%	2.06%	(1.38)%	0.08%	$ 2,574	443%
(0.05)	$ 20.20	44.35%	2.05%	(1.34)%	0.14%	$ 2,940	534%
(3.13)	$ 18.31	7.27%	2.05%	(1.43)%	0.06%	$ 2,747	452%

--	$ 11.81	(3.75)%	2.09%(f)	(1.42)%(f)	9.19%(f)	$ 147	246%
--	$ 17.15	45.22%	2.12%	(1.76)%	0.43%	$ 677	256%
(1.84)	$ 14.12	(8.06)%	1.84%	(1.12)%	0.08%	$ 344	443%
(0.05)	$ 20.47	45.44%	1.28%	(0.56)%	0.14%	$ 386	534%
(3.13)	$ 18.75	8.06%	1.31%	(0.68)%	0.08%	$ 287	452%

--	$ 12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%
--	$ 17.76	46.41%	1.20%	(0.84)%	0.11%	$ 108,274	256%
(1.84)	$ 14.77	(7.56)%	1.19%	(0.50)%	0.22%	$ 77,827	443%
(0.05)	$ 21.44	45.61%	1.17%	(0.46)%	0.28%	$ 115,762	534%
(3.13)	$ 19.83	8.22%	1.18%	(0.56)%	0.20%	$ 126,882	452%

(0.11)	$ 7.51	(14.84)%	1.57%	1.12%	0.25%	$ 62,059	42%
(0.08)	$ 9.75	30.94%	1.60%	0.81%	0.23%	$ 19,124	53%
(0.08)	$ 10.88	12.42%	1.60%	0.89%	0.31%	$ 9,951	59%
(1.56)	$ 12.26	29.77%	1.48%	0.97%	0.31%	$ 11,887	136%
(0.75)	$ 13.75	18.89%	1.54%	1.30%	0.31%	$ 13,245	39%

(0.05)	$ 7.46	(15.56)%	2.47%	0.06%	0.10%	$ 55	42%
(0.08)	$ 9.60	29.80%	2.47%	0.03%	0.02%	$ 223	53%
(0.05)	$ 10.67	11.68%	2.31%	0.33%	0.10%	$ 386	59%
(1.50)	$ 11.96	28.84%	2.25%	0.12%	0.10%	$ 827	136%
(0.67)	$ 13.37	18.01%	2.29%	0.53%	0.09%	$ 1,040	39%

(0.13)	$ 9.70	18.42%	1.68%(f)	0.70%(f)	0.06%(f)	$ 99,527	53%
(0.11)	$ 10.81	12.57%	1.50%	1.11%	0.16%	$ 124,915	59%
(1.56)	$ 12.17	29.84%	1.44%	0.98%	0.15%	$ 152,530	136%
(0.76)	$ 13.64	18.93%	1.46%	1.33%	0.16%	$ 244,088	39%

Notes to Financial Statements

MTB Group of Funds
April 30, 2007

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 24 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives

MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	To seek current income with the preservation of capital as a secondary objective.

MTB Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	Current income.

MTB U.S. Government Bond Fund (“U.S. Government Bond Fund”)(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

MTB New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

MTB Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

MTB Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	Current income exempt from federal regular income tax and Maryland state and local income taxes.

MTB Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)(n)*	Current income exempt from federal regular income tax and Virginia state and local income taxes.

MTB Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	Current income.

MTB Income Fund (“Income Fund”)(d)	Primarily current income and secondarily capital growth.

MTB Managed Allocation Fund -- Conservative Growth (“Conservative Growth Fund”)(d)**	To seek capital appreciation and income.

MTB Managed Allocation Fund -- Moderate Growth (“Moderate Growth Fund”)(d)**	To seek capital appreciation and secondarily income.

MTB Managed Allocation Fund -- Aggressive Growth (“Aggressive Growth Fund”)(d)**	To seek capital appreciation.

MTB Balanced Fund (“Balanced Fund”)(d)	To provide total return.

MTB Equity Income Fund (“Equity Income Fund”)(d)	Current income and growth of capital.

MTB Large Cap Value Fund (“Large Cap Value Fund”)(d)	To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

MTB Equity Index Fund (“Equity Index Fund”)(d)	Investment results that correspond to the performance of the Standard & Poor’s 500 Index.

MTB Large Cap Stock Fund (“Large Cap Stock Fund”)(d)	Growth of principal.

MTB Large Cap Growth Fund (“Large Cap Growth Fund”)(d)	To provide capital appreciation.

MTB Multi Cap Growth Fund (“Multi Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Mid Cap Stock Fund (“Mid Cap Stock Fund”)(d)	To provide total return.

MTB Mid Cap Growth Fund (“Mid Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB Small Cap Stock Fund (“Small Cap Stock Fund”)(d)	To seek growth of capital.

MTB Small Cap Growth Fund (“Small Cap Growth Fund”)(d)	Long-term capital appreciation.

MTB International Equity Fund (“International Equity Fund”)(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

(d) Diversified

(n) Non-diversified

* The Virginia Municipal Bond Fund is the successor and accounting survivor to the FBR Virginia Tax-Free Portfolio pursuant to a reorganization that took place on February 24, 2006. The FBR Virginia Tax-Free Portfolio’s fiscal year-end was October 31.

** Each of these Funds is a “fund of funds”, which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“underlying Funds”) managed by MTB rather than investing directly in securities. These Funds indirectly pay a portion of the expenses incurred by the underlying Funds. Consequently, an investment in these Funds entails more direct and indirect expenses than direct investment in the underlying Funds.

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares for the Money Market Fund), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares for the Prime Money Market Fund), Institutional I Shares and Institutional II Shares. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

On May 20, 2005, Short Duration Government Bond Fund received a tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund, as follows:

Shares of Short-Duration Government Bond Fund Issued	Limited Maturity U.S. Government Fund Net Assets Received	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received	Limited Maturity U.S. Government Fund Unrealized Depreciation[1]	Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Unrealized Depreciation[1]

261,845	$864,894	$1,648,819	$11,074	$3,843

Net Assets of Short Duration Government Bond Fund Immediately Prior to Combination	Net Assets of Limited Maturity U.S. Government Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

$ 196,408,994	$ 864,894	$ 1,648,819	$ 198,922,707

1 Unrealized Depreciation is included in the MTB Common Trust Limited Maturity U.S. Government Fund and Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund Net Assets Received amounts shown above.

On May 20, 2005, New York Municipal Bond Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund, as follows:

Shares of New York Municipal Bond Fund Issued	Fiduciary Tax-Free Fund Net Assets Received	Fiduciary Tax-Free Fund Unrealized Appreciation[2]	Net Assets of New York Municipal Bond Fund Prior to Combination	Net Assets of Fiduciary Tax-Free Fund Immediately Prior to Combination	Net Assets of New York Municipal Bond Fund Immediately After Combination

974,233	$10,375,577	$208,468	$79,623,974	$10,375,577	$89,999,551

2 Unrealized Appreciation is included in the Fiduciary Tax-Free Fund Net Assets Received amount shown above.

On February 24, 2006, Maryland Municipal Bond Fund received a tax-free transfer of assets from FBR Maryland Tax-Free Portfolio, as follows:

Shares of Maryland Municipal Bond Fund Issued	FBR Maryland Tax-Free Portfolio Net Assets Received	FBR Maryland Tax-Free Portfolio Net Unrealized Appreciation[3]	Net Assets of Maryland Municipal Bond Fund Prior to Combination	Net Assets of FBR Maryland Tax-Free Portfolio Immediately Prior to Combination	Net Assets of Maryland Municipal Bond Fund Immediately After Combination

3,401,920	$34,631,541	$1,571,791	$115,576,750	$34,631,541	$150,208,291

3 Unrealized Appreciation is included in the FBR Maryland Tax-Free Portfolio Net Assets Received amount shown above.

On May 20, 2005, Income Fund received a tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B, and Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund, as follows:

Shares of Income Fund Issued	Fiduciary Fixed Income Fund Net Assets Received	Discretionary Common Trust Fixed Income Fund, Class B Net Assets Received	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received	Fiduciary Fixed Income Fund Unrealized Appreciation[4]	Discretionary Common Trust Fixed Income Fund, Class B Unrealized Appreciation[4]	Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Unrealized Appreciation[4]

6,580,273	$50,865,498	$4,427,623	$10,048,988	$1,753,180	$90,386	$176,426

Net Assets of Income Fund Immediately Prior to Combination	Net Assets of Fiduciary Fixed Income Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fixed Income Fund, Class B Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund Immediately Prior to Combination	Net Assets of Income Fund Immediately After Combination

$ 138,290,178	$ 50,865,498	$ 4,427,623	$ 10,048,988	$ 203,632,287

4 Unrealized Appreciation is included in the MTB Common Trust Fiduciary Fixed Income Fund, Discretionary Common Trust Fixed Income Fund, Class B and Corporate Retirement Plans Intermediate Term Bond Fund Net Assets Received amounts shown above.

On May 20, 2005, Large Cap Stock Fund received a tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund as follows:

Shares of Large Cap Stock Fund Issued	Discretionary Common Trust Equities Fund, Class A Net Assets Received	Group Trust for Corporate Retirement Plans Equity Growth Fund Net Assets Received	Fiduciary Equity Fund Net Assets Received	Discretionary Common Trust Equities Fund Unrealized Appreciation[5]	Group Trust for Corporate Retirement Plans Equity Growth Unrealized Appreciation[5]	Fiduciary Equity Fund Unrealized Appreciation[5]

7,077,973	$19,658,326	$12,794,398	$28,771,743	$3,096,400	$1,528,348	$4,577,042

Net Assets of Large Cap Stock Fund Immediately Prior to Combination	Net Assets of Discretionary Common Trust Fund Immediately Prior to Combination	Net Assets of Group Trust for Corporate Retirement Plans Equity Growth Fund Immediately Prior to Combination	Net Assets of Fiduciary Equity Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination

$ 364,914,903	$ 19,658,326	$ 12,794,398	$ 28,771,743	$ 426,139,370

5 Unrealized Appreciation is included in the MTB Common Trust Discretionary Common Trust Equities Fund, Class A, Group Trust for Corporate Retirement Plans Equity Growth Fund and Fiduciary Equity Fund Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations -- Market values of the Funds’ portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  investments in other open-end regulated investment companies are valued at net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements -- It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions -- Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid as follows:

Fund Name	Dividends Declared	Dividends Paid

Short-Duration Government Bond Fund	Daily	Monthly
Short-Term Corporate Bond Fund	Daily	Monthly
U.S. Government Bond Fund	Daily	Monthly
New York Municipal Bond Fund	Daily	Monthly
Pennsylvania Municipal Bond Fund	Daily	Monthly
Maryland Municipal Bond Fund	Daily	Monthly
Virginia Municipal Bond Fund	Daily	Monthly
Intermediate-Term Bond Fund	Daily	Monthly
Income Fund	Daily	Monthly
Conservative Growth Fund	Quarterly	Quarterly
Moderate Growth Fund	Annually	Annually
Aggressive Growth Fund	Annually	Annually
Balanced Fund	Quarterly	Quarterly
Equity Income Fund	Monthly	Monthly
Large Cap Value Fund	Quarterly	Quarterly
Equity Index Fund	Quarterly	Quarterly
Large Cap Stock Fund	Annually	Annually
Large Cap Growth Fund	Annually	Annually
Multi Cap Growth Fund	Annually	Annually
Mid Cap Stock Fund	Annually	Annually
Mid Cap Growth Fund	Annually	Annually
Small Cap Stock Fund	Annually	Annually
Small Cap Growth Fund	Annually	Annually
International Equity Fund	Annually	Annually

Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds offer multiple classes of shares, except Virginia Municipal Bond Fund. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses -- All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes -- It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts -- The Funds may write option contracts. The writer of the option receives a payment, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended April 30, 2007, the Mid Cap Growth Fund and the Small Cap Growth Fund had realized gain on written options of $18,322 and $132,658, respectively.

The following is a summary of Mid Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2006	--	$ --
Options written	245	104,934
Options exercised	(100)	(25,749)
Options bought to close	(145)	(79,185)
Outstanding at 4/30/2007	--	$ --

The following is a summary of Small Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium

Outstanding at 4/30/2006	205	$ 34,336
Options written	742	98,322
Options exercised	(289)	(49,486)
Options expired	(658)	(83,172)
Outstanding at 4/30/2007	--	$ --

At April 30, 2007, the Funds had no outstanding written option contracts.

Foreign Exchange Contracts -- The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed in the Notes to Portfolios of Investments.

Foreign Currency Translation -- The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities -- Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts -- The International Equity Fund may periodically purchase/sell stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2007, the International Equity Fund had net realized gains on futures contracts of $56,220.

Futures contracts outstanding at period end are listed in the Notes to Portfolios of Investments.

Dollar Roll Transactions -- The U.S. Government Bond Fund, Intermediate-Term Bond Fund and Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed twelve months. The Funds will use the proceeds generated from the trans-actions to invest in short-term investments, which may enhance the Funds’ current yield and total return. Dollar rolls are subject to interest rate and credit risks.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Short Duration Government Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	45,545	$ 434,197	25,614	$244,554
Shares issued to shareholders in payment of distributions declared	14,694	140,281	14,454	137,944
Shares redeemed	(176,420)	(1,682,308)	(159,175)	(1,521,960)

Net change resulting from Class A Share transactions	(116,181)	$(1,107,830)	(119,107)	$(1,139,462)

Class B Shares

Shares sold	--	$ --	4,219	$40,309
Shares issued to shareholders in payment of distributions declared	230	2,196	222	2,115
Shares redeemed	(2,241)	(21,534)	(4,422)	(41,998)

Net change resulting from Class B Share transactions	(2,011)	$(19,338)	19	$426

Institutional I Shares

Shares sold	3,693,302	$ 35,250,200	4,649,006	$44,392,045
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Limited Maturity U.S. Government Fund	--	--	90,093	864,894
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Short Term Fixed Income Fund	--	--	171,752	1,648,819
Shares issued to shareholders in payment of distributions declared	383,711	3,664,502	305,000	2,909,896
Shares redeemed	(4,835,009)	(46,104,493)	(5,059,549)	(48,326,058)

Net change resulting from Institutional I Share transactions	(757,996)	$(7,189,791)	156,302	$1,489,596

Net change resulting from share transactions	(876,188)	$(8,316,959)	37,214	$350,560

	Short-Term Corporate Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,299	$12,652	3,964	$38,716
Shares issued to shareholders in payment of distributions declared	435	4,242	774	7,557
Shares redeemed	(22,153)	(215,169)	(7,460)	(72,965)

Net change resulting from Class A Share transactions	(20,419)	$(198,275)	(2,722)	$(26,692)

Class B Shares

Shares sold	531	$5,213	2,659	$25,950
Shares issued to shareholders in payment of distributions declared	112	1,094	110	1,072
Shares redeemed	(3,112)	(30,252)	(93)	(913)

Net change resulting from Class B Share transactions	(2,469)	$(23,945)	2,676	$26,109

Institutional I Shares

Shares sold	918,269	$8,969,122	1,711,413	$16,705,024
Shares issued to shareholders in payment of distributions declared	91,930	899,228	78,886	770,161
Shares redeemed	(1,978,494)	(19,328,659)	(2,604,677)	(25,429,610)

Net change resulting from Institutional I Share transactions	(968,295)	$(9,460,309)	(814,378)	$(7,954,425)

Net change resulting from share transactions	(991,183)	$(9,682,529)	(814,424)	$(7,955,008)

	U.S. Government Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,753,839	$16,172,481	1,075,225	$10,020,077
Shares issued to shareholders in payment of distributions declared	210,354	1,938,530	182,106	1,698,882
Shares redeemed	(1,195,923)	(10,981,241)	(1,202,330)	(11,229,010)

Net change resulting from Class A Share transactions	768,270	$7,129,770	55,001	$489,949

Class B Shares

Shares sold	2,928	$27,224	10,728	$100,865
Shares issued to shareholders in payment of distributions declared	664	6,112	651	6,070
Shares redeemed	(19,419)	(178,460)	(142)	(1,321)

Net change resulting from Class B Share transactions	(15,827)	$(145,124)	11,237	$105,614

Institutional I Shares

Shares sold	1,949,792	$17,960,655	3,499,402	$32,672,611
Shares issued to shareholders in payment of distributions declared	226,279	2,084,622	202,979	1,893,432
Shares redeemed	(2,654,071)	(24,411,733)	(3,938,816)	(36,781,784)

Net change resulting from Institutional I Share transactions	(478,000)	$(4,366,456)	(236,435)	$(2,215,741)

Net change resulting from share transactions	274,443	$2,618,190	(170,197)	$(1,620,178)

	New York Municipal Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,500,680	$15,779,987	934,603	$9,881,931
Shares issued to shareholders in payment of distributions declared	163,832	1,719,257	155,211	1,635,801
Shares redeemed	(861,480)	(9,022,812)	(1,175,894)	(12,431,953)

Net change resulting from Class A Share transactions	803,032	$8,476,432	(86,080)	$(914,221)

Class B Shares

Shares sold	28,520	$298,329	70,129	$743,143
Shares issued to shareholders in payment of distributions declared	2,145	22,498	2,111	22,214
Shares redeemed	(16,713)	(174,800)	(19,109)	(200,802)

Net change resulting from Class B Share transactions	13,952	$146,027	53,131	$564,555

Institutional I Shares

Shares sold	901,557	$9,463,089	745,713	$7,879,073
Shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Tax-Free Fund	--	--	974,233	10,375,577
Shares issued to shareholders in payment of distributions declared	11,488	120,638	5,825	61,095
Shares redeemed	(379,092)	(3,970,485)	(586,404)	(6,174,351)

Net change resulting from Institutional I Share transactions	533,953	$5,613,242	1,139,367	$12,141,394

Net change resulting from share transactions	1,350,937	$14,235,701	1,106,418	$11,791,728

	Pennsylvania Municipal Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	18,212	$183,070	57,783	$591,048
Shares issued to shareholders in payment of distributions declared	15,113	152,514	19,338	196,733
Shares redeemed	(119,209)	(1,201,508)	(264,957)	(2,687,367)

Net change resulting from Class A Share transactions	(85,884)	$(865,924)	(187,836)	$(1,899,586)

Class B Shares

Shares sold	5,152	$52,102	18,846	$190,315
Shares issued to shareholders in payment of distributions declared	1,540	15,543	1,278	12,987
Shares redeemed	(5,582)	(56,362)	(21,422)	(217,752)

Net change resulting from Class B Share transactions	1,110	$11,283	(1,298)	$(14,450)

Institutional I Shares

Shares sold	1,522,895	$15,408,795	948,134	$9,655,186
Shares issued to shareholders in payment of distributions declared	38,685	390,895	26,975	274,263
Shares redeemed	(1,937,927)	(19,543,464)	(3,033,364)	(30,920,920)

Net change resulting from Institutional I Share transactions	(376,347)	$(3,743,774)	(2,058,255)	$(20,991,471)

Net change resulting from share transactions	(461,121)	$(4,598,415)	(2,247,389)	$(22,905,507)

	Maryland Municipal Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	393,415	$3,963,254	130,192	$1,328,891
Proceeds from shares issued in connection with the tax-free transfer of assets from FBR Maryland Tax-Free Portfolio	--	--	3,401,920	34,631,541
Shares issued to shareholders in payment of distributions declared	154,721	1,565,879	70,671	719,549
Shares redeemed	(788,620)	(7,966,330)	(548,580)	(5,599,276)

Net change resulting from Class A Share transactions	(240,484)	$(2,437,197)	3,054,203	$31,080,705

Class B Shares

Shares sold	4,840	$48,913	21,207	$218,986
Shares issued to shareholders in payment of distributions declared	3,196	32,403	3,701	37,887
Shares redeemed	(20,947)	(212,801)	(20,896)	(213,792)

Net change resulting from Class B Share transactions	(12,911)	$(131,485)	4,012	$43,081

Institutional I Shares

Shares sold	1,215,249	$12,318,858	936,126	$9,560,592
Shares issued to shareholders in payment of distributions declared	53,146	540,084	66,002	674,534
Shares redeemed	(1,101,710)	(11,121,026)	(1,063,550)	(10,908,845)

Net change resulting from Institutional I Share transactions	166,685	$1,737,916	(61,422)	$(673,719)

Net change resulting from share transactions	(86,710)	$(830,766)	2,996,793	$30,450,067

	Virginia Municipal Bond Fund

	Year Ended 4/30/2007		Period Ended 4/30/2006(a)

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	14,028	$153,706	69,147	$766,400
Shares issued to shareholders in payment of distributions declared	71,886	789,759	20,791	229,065
Shares redeemed	(459,353)	(5,043,989)	(302,189)	(3,347,381)

Net change resulting from share transactions	(373,439)	$(4,100,524)	(212,251)	$(2,351,916)

			Virginia Municipal Bond Fund

			Year Ended 10/31/2005

			Shares	Amount

Class A Shares

Shares sold			210,971	$2,402,218
Shares issued to shareholders in payment of distributions declared			99,852	1,135,565
Shares redeemed			(401,618)	(4,567,012)

Net change resulting from share transactions			(90,795)	$(1,029,229)

(a) Reflects operations for the period from November 1, 2005 to April 30, 2006.

	Intermediate-Term Bond Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	7,197	$70,043	8,335	$82,256
Shares issued to shareholders in payment of distributions declared	5,059	49,316	5,941	58,597
Shares redeemed	(47,993)	(468,431)	(70,644)	(694,988)

Net change resulting from Class A Share transactions	(35,737)	$(349,072)	(56,368)	$(554,135)

Class B Shares

Shares sold	1	$7	1,097	$10,586
Shares issued to shareholders in payment of distributions declared	245	2,388	216	2,129
Shares redeemed	(3,586)	(35,169)	(239)	(2,346)

Net change resulting from Class B Share transactions	(3,340)	$(32,774)	1,074	$10,369

Institutional I Shares

Shares sold	2,514,533	$24,533,106	4,097,986	$40,453,184
Shares issued to shareholders in payment of distributions declared	235,533	2,296,835	241,694	2,382,614
Shares redeemed	(5,258,748)	(51,093,831)	(6,495,211)	(63,929,150)

Net change resulting from Institutional I Share transactions	(2,508,682)	$(24,263,890)	(2,155,531)	$(21,093,352)

Net change resulting from share transactions	(2,547,759)	$(24,645,736)	(2,210,825)	$(21,637,118)

	Income Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	52,206	$505,577	35,987	$355,253
Shares issued to shareholders in payment of distributions declared	25,863	252,605	29,174	289,538
Shares redeemed	(180,451)	(1,756,863)	(192,167)	(1,905,558)

Net change resulting from Class A Share transactions	(102,382)	$(998,681)	(127,006)	$(1,260,767)

Class B Shares

Shares sold	2,202	$21,233	12,721	$124,338
Shares issued to shareholders in payment of distributions declared	5,195	50,051	5,959	58,373
Shares redeemed	(57,397)	(552,443)	(51,762)	(505,147)

Net change resulting from Class B Share transactions	(50,000)	$(481,159)	(33,082)	$(322,436)

Institutional I Shares

Shares sold	2,063,782	$19,969,729	766,756	$7,511,511
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Fixed Income Fund, Class B	--	--	445,883	4,427,623
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Intermediate Term Bond Fund	--	--	1,011,983	10,048,988
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Fixed Income Fund	--	--	5,122,407	50,865,498
Shares issued to shareholders in payment of distributions declared	226,770	2,184,805	305,371	2,991,067
Shares redeemed	(4,354,011)	(41,747,321)	(6,906,036)	(67,334,487)

Net change resulting from Institutional I Share transactions	(2,063,459)	$(19,592,787)	746,364	$8,510,200

Net change resulting from share transactions	(2,215,841)	$(21,072,627)	586,276	$6,926,997

	Conservative Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	128,133	$1,272,411	643,763	$6,432,190
Shares issued to shareholders in payment of distributions declared	60,681	601,589	42,379	416,615
Shares redeemed	(204,551)	(2,032,521)	(247,360)	(2,454,047)

Net change resulting from Class A Share transactions	(15,737)	$(158,521)	438,782	$4,394,758

Class B Shares

Shares sold	25,396	$250,429	24,480	$242,381
Shares issued to shareholders in payment of distributions declared	17,176	169,841	12,215	119,696
Shares redeemed	(55,818)	(554,101)	(76,914)	(760,551)

Net change resulting from Class B Share transactions	(13,246)	$(133,831)	(40,219)	$(398,474)

Net change resulting from share transactions	(28,983)	$(292,352)	398,563	$3,996,284

	Moderate Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	454,278	$4,719,011	1,554,700	$16,354,806
Shares issued to shareholders in payment of distributions declared	291,408	3,008,835	274,565	2,751,842
Shares redeemed	(843,694)	(8,707,708)	(711,329)	(7,325,896)

Net change resulting from Class A Share transactions	(98,008)	$(979,862)	1,117,936	$11,780,752

Class B Shares

Shares sold	157,490	$1,611,151	264,321	$2,699,471
Shares issued to shareholders in payment of distributions declared	156,589	1,592,767	132,301	1,309,776
Shares redeemed	(240,092)	(2,451,393)	(203,274)	(2,078,995)

Net change resulting from Class B Share transactions	73,987	$752,525	193,348	$1,930,252

Net change resulting from share transactions	(24,021)	$(227,337)	1,311,284	$13,711,004

	Aggressive Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	251,571	$2,651,540	644,990	$6,757,237
Shares issued to shareholders in payment of distributions declared	165,341	1,722,715	144,178	1,430,241
Shares redeemed	(311,117)	(3,267,987)	(319,559)	(3,301,913)

Net change resulting from Class A Share transactions	105,795	$1,106,268	469,609	$4,885,565

Class B Shares

Shares sold	98,814	$1,009,876	113,126	$1,141,027
Shares issued to shareholders in payment of distributions declared	79,083	802,554	65,344	633,349
Shares redeemed	(91,792)	(933,674)	(89,186)	(895,768)

Net change resulting from Class B Share transactions	86,105	$878,756	89,284	$878,608

Net change resulting from share transactions	191,900	$1,985,024	558,893	$5,764,173

	Balanced Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	213,804	$3,026,140	100,781	$1,371,464
Shares issued to shareholders in payment of distributions declared	29,946	422,778	26,454	356,663
Shares redeemed	(394,095)	(5,497,347)	(504,403)	(6,793,632)

Net change resulting from Class A Share transactions	(150,345)	$(2,048,429)	(377,168)	$(5,065,505)

Class B Shares

Shares sold	10,245	$146,948	10,833	$146,908
Shares issued to shareholders in payment of distributions declared	6,140	86,849	6,586	88,812
Shares redeemed	(299,681)	(4,219,875)	(294,261)	(3,979,784)

Net change resulting from Class B Share transactions	(283,296)	$(3,986,078)	(276,842)	$(3,744,064)

Institutional I Shares

Shares sold	81,735	$1,135,285	170,258	$2,305,010
Shares issued to shareholders in payment of distributions declared	23,184	324,223	30,999	419,063
Shares redeemed	(1,216,319)	(17,498,733)	(5,288,010)	(71,098,078)

Net change resulting from Institutional I Share transactions	(1,111,400)	$(16,039,225)	(5,086,753)	$(68,374,005)

Net change resulting from share transactions	(1,545,041)	$(22,073,732)	(5,740,763)	$(77,183,574)

	Equity Income Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	33,156	$290,574	116,191	$1,045,887
Shares issued to shareholders in payment of distributions declared	60,803	514,269	144,234	1,156,561
Shares redeemed	(202,286)	(1,726,107)	(149,173)	(1,350,412)

Net change resulting from Class A Share transactions	(108,327)	$(921,264)	111,252	$852,036

Class B Shares

Shares sold	6,824	$59,441	9,059	$84,001
Shares issued to shareholders in payment of distributions declared	4,105	34,463	7,965	63,273
Shares redeemed	(4,632)	(40,065)	(3,280)	(27,922)

Net change resulting from Class B Share transactions	6,297	$53,839	13,744	$119,352

Institutional I Shares

Shares sold	475,125	$4,107,535	504,107	$4,686,976
Shares issued to shareholders in payment of distributions declared	517,508	4,333,923	1,547,397	12,235,347
Shares redeemed	(2,318,724)	(19,796,802)	(2,887,788)	(25,299,262)

Net change resulting from Institutional I Share transactions	(1,326,091)	$(11,355,344)	(836,284)	$(8,376,939)

Net change resulting from share transactions	(1,428,121)	$(12,222,769)	(711,288)	$(7,405,551)

	Large Cap Value Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	731,247	$ 9,356,239	847,066	$10,077,570
Shares issued to shareholders in payment of distributions declared	201,356	2,520,848	175,836	2,049,068
Shares redeemed	(770,349)	(9,832,094)	(670,100)	(7,930,396)

Net change resulting from Class A Share transactions	162,254	$2,044,993	352,802	$4,196,242

Class B Shares

Shares sold	29,938	$376,616	26,913	$318,659
Shares issued to shareholders in payment of distributions declared	6,956	85,848	5,382	61,623
Shares redeemed	(29,736)	(373,628)	(8,000)	(93,843)

Net change resulting from Class B Share transactions	7,158	$88,836	24,295	$286,439

Institutional I Shares

Shares sold	3,050,737	$38,959,579	3,034,932	$36,235,052
Shares issued to shareholders in payment of distributions declared	575,127	7,204,529	417,942	4,864,300
Shares redeemed	(2,973,525)	(38,104,459)	(1,066,388)	(12,693,647)

Net change resulting from Institutional I Share transactions	652,339	$8,059,649	2,386,486	$28,405,705

Net change resulting from share transactions	821,751	$10,193,478	2,763,583	$32,888,386

	Equity Index Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	24,869	$292,554	19,968	$203,818
Shares issued to shareholders in payment of distributions declared	5,344	59,705	6,622	68,680
Shares redeemed	(114,220)	(1,288,658)	(112,261)	(1,168,852)

Net change resulting from Class A Share transactions	(84,007)	$(936,399)	(85,671)	$(896,354)

Class B Shares

Shares sold	10,165	$116,340	8,993	$94,023
Shares issued to shareholders in payment of distributions declared	386	4,309	334	3,456
Shares redeemed	(6,778)	(76,743)	(4,817)	(50,933)

Net change resulting from Class B Share transactions	3,773	$43,906	4,510	$46,546

Institutional I Shares

Shares sold	3,386,121	$37,224,233	1,220,300	$12,726,952
Shares issued to shareholders in payment of distributions declared	59,272	664,227	71,368	737,273
Shares redeemed	(1,895,786)	(21,351,661)	(3,841,980)	(39,437,238)

Net change resulting from Institutional I Share transactions	1,549,607	$16,536,799	(2,550,312)	$(25,973,013)

Net change resulting from share transactions	1,469,373	$15,644,306	(2,631,473)	$(26,822,821)

	Large Cap Stock Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	275,303	$2,439,493	208,536	$1,796,304
Shares issued to shareholders in payment of distributions declared	95,726	857,495	324,073	2,745,630
Shares redeemed	(873,601)	(7,592,890)	(1,138,658)	(9,883,114)

Net change resulting from Class A Share transactions	(502,572)	$(4,295,902)	(606,049)	$(5,341,180)

Class B Shares

Shares sold	11,016	$93,270	24,114	$197,678
Shares issued to shareholders in payment of distributions declared	16,692	141,462	87,937	704,793
Shares redeemed	(422,143)	(3,507,646)	(452,128)	(3,716,193)

Net change resulting from Class B Share transactions	(394,435)	$(3,272,914)	(340,077)	$(2,813,722)

Institutional I Shares

Shares sold	1,582,822	$13,657,179	3,223,315	$27,833,465
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Discretionary Common Trust Equities Fund-Class A	--	--	2,272,639	19,658,326
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Group Trust for Corporate Retirement Plans Equity Growth Fund	--	--	1,479,121	12,794,398
Proceeds from shares issued in connection with the tax-free transfer of assets from MTB Common Trust Fiduciary Equity Fund	--	--	3,326,213	28,771,743
Shares issued to shareholders in payment of distributions declared	504,574	4,485,237	2,524,186	21,245,162
Shares redeemed	(16,660,161)	(143,428,702)	(14,282,416)	(122,704,406)

Net change resulting from Institutional I Share transactions	(14,572,765)	$(125,286,286)	(1,456,942)	$(12,401,312)

Net change resulting from share transactions	(15,469,772)	$(132,855,102)	(2,403,068)	$(20,556,214)

	Large Cap Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	30,089	$253,979	54,301	$431,504
Shares issued to shareholders in payment of distributions declared	--	--	258	2,086
Shares redeemed	(169,761)	(1,460,886)	(25,938)	(208,134)

Net change resulting from Class A Share transactions	(139,672)	$(1,206,907)	28,621	$225,456

Class B Shares

Shares sold	9,536	$77,841	15,563	$118,765
Shares redeemed	(36,090)	(295,488)	(23,830)	(181,707)

Net change resulting from Class B Share transactions	(26,554)	$(217,647)	(8,267)	$(62,942)

Institutional I Shares

Shares sold	1,481,212	$ 12,430,623	662,193	$5,327,043
Shares issued to shareholders in payment of distributions declared	12,337	109,182	9,081	73,108
Shares redeemed	(1,924,666)	(15,971,946)	(1,416,893)	(11,244,552)

Net change resulting from Institutional I Share transactions	(431,117)	$(3,432,141)	(745,619)	$(5,844,401)

Net change resulting from share transactions	(597,343)	$(4,856,695)	(725,265)	$(5,681,887)

	Multi Cap Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	170,455	$2,903,161	76,928	$1,247,718
Shares issued to shareholders in payment of distributions declared	--	--	1,366	21,403
Shares redeemed	(257,506)	(4,277,498)	(338,615)	(5,250,068)

Net change resulting from Class A Share transactions	(87,051)	$(1,374,337)	(260,321)	$(3,980,947)

Class B Shares

Shares sold	6,194	$99,803	10,883	$161,985
Shares redeemed	(240,660)	(3,863,859)	(198,220)	(2,985,640)

Net change resulting from Class B Share transactions	(234,466)	$(3,764,056)	(187,337)	$(2,823,655)

Institutional I Shares

Shares sold	59,979	$1,019,227	164,441	$2,567,506
Shares issued to shareholders in payment of distributions declared	--	--	2,301	36,630
Shares redeemed	(951,018)	(15,427,571)	(1,869,479)	(29,297,634)

Net change resulting from Institutional I Share transactions	(891,039)	$(14,408,344)	(1,702,737)	$(26,693,498)

Net change resulting from share transactions	(1,212,556)	$(19,546,737)	(2,150,395)	$(33,498,100)

	Mid Cap Stock Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	435,361	$6,866,426	422,383	$6,936,503
Shares issued to shareholders in payment of distributions declared	368,743	5,580,578	718,248	10,744,993
Shares redeemed	(1,949,475)	(31,573,986)	(843,308)	(13,768,883)

Net change resulting from Class A Share transactions	(1,145,371)	$(19,126,982)	297,323	$3,912,613

Class B Shares

Shares sold	7,936	$116,473	15,686	$248,742
Shares issued to shareholders in payment of distributions declared	25,098	351,350	35,447	498,733
Shares redeemed	(51,423)	(759,594)	(16,661)	(265,773)

Net change resulting from Class B Share transactions	(18,389)	$(291,771)	34,472	$481,702

Institutional I Shares

Shares sold	487,488	$7,629,030	664,598	$10,938,927
Shares issued to shareholders in payment of distributions declared	630,606	9,546,520	910,747	13,642,989
Shares redeemed	(1,428,474)	(22,566,809)	(815,583)	(13,417,036)

Net change resulting from Institutional I Share transactions	(310,380)	$(5,391,259)	759,762	$11,164,880

Net change resulting from share transactions	(1,474,140)	$(24,810,012)	1,091,557	$15,559,195

	Mid Cap Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	31,043	$452,549	46,311	$726,069
Shares issued to shareholders in payment of distributions declared	64,993	911,205	52,141	773,256
Shares redeemed	(110,535)	(1,618,534)	(72,940)	(1,140,717)

Net change resulting from Class A Share transactions	(14,499)	$(254,780)	25,512	$358,608

Class B Shares

Shares sold	3,506	$49,391	17,263	$265,625
Shares issued to shareholders in payment of distributions declared	5,732	78,408	3,602	52,695
Shares redeemed	(5,507)	(79,188)	(2,807)	(43,231)

Net change resulting from Class B Share transactions	3,731	$48,611	18,058	$275,089

Institutional I Shares

Shares sold	363,193	$5,389,578	427,562	$6,804,139
Shares issued to shareholders in payment of distributions declared	485,805	6,898,435	429,932	6,436,079
Shares redeemed	(2,332,446)	(33,917,292)	(1,246,258)	(19,481,574)

Net change resulting from Institutional I Share transactions	(1,483,448)	$(21,629,279)	(388,764)	$(6,241,356)

Net change resulting from share transactions	(1,494,216)	$(21,835,448)	(345,194)	$(5,607,659)

	Small Cap Stock Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	170,238	$1,450,581	169,879	$1,585,148
Shares issued to shareholders in payment of distributions declared	214,743	1,578,358	44,770	390,843
Shares redeemed	(164,359)	(1,438,105)	(234,093)	(2,174,033)

Net change resulting from Class A Share transactions	220,622	$1,590,834	(19,444)	$(198,042)

Class B Shares

Shares sold	9,266	$72,412	15,972	$138,358
Shares issued to shareholders in payment of distributions declared	65,505	442,160	12,443	103,027
Shares redeemed	(13,382)	(104,542)	(12,795)	(111,297)

Net change resulting from Class B Share transactions	61,389	$410,030	15,620	$130,088

Institutional I Shares

Shares sold	2,100,586	$18,167,173	2,758,987	$25,312,137
Shares issued to shareholders in payment of distributions declared	3,345,446	24,522,116	1,186,208	10,331,874
Shares redeemed	(9,956,005)	(89,888,575)	(3,526,062)	(32,612,312)

Net change resulting from Institutional I Share transactions	(4,509,973)	$(47,199,286)	419,133	$3,031,699

Net change resulting from share transactions	(4,227,962)	$(45,198,422)	415,309	$2,963,745

	Small Cap Growth Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	103,947	$1,980,096	84,490	$1,529,247
Shares issued to shareholders in payment of distributions declared	415,749	7,483,428	8,867	153,460
Shares redeemed	(485,814)	(9,269,852)	(713,552)	(12,518,241)

Net change resulting from Class A Share transactions	33,882	$193,672	(620,195)	$(10,835,534)

Class B Shares

Shares sold	8,132	$146,987	8,687	$159,161
Shares issued to shareholders in payment of distributions declared	23,964	408,589	511	8,510
Shares redeemed	(27,657)	(501,812)	(46,976)	(788,487)

Net change resulting from Class B Share transactions	4,439	$53,764	(37,778)	$(620,816)

Class C Shares

Shares sold	186	$3,361	473	$9,600
Shares issued to shareholders in payment of distributions declared	2,344	40,780	65	1,105
Shares redeemed	(6,047)	(109,519)	(6,062)	(105,702)

Net change resulting from Class C Share transactions	(3,517)	$(65,378)	(5,524)	$(94,997)

Institutional I Shares

Shares sold	1,895,860	$36,995,221	2,210,562	$42,057,409
Shares issued to shareholders in payment of distributions declared	728,277	13,393,020	11,715	206,056
Shares redeemed	(1,624,006)	(31,695,079)	(2,092,876)	(37,037,510)

Net change resulting from Institutional I Share transactions	1,000,131	$18,693,162	129,401	$5,225,955

Net change resulting from share transactions	1,034,935	$18,875,220	(534,096)	$(6,325,392)

	International Equity Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	73,075	$935,342	52,547	$597,916
Shares issued to shareholders in payment of distributions declared	52,058	653,619	123,262	1,287,428
Shares redeemed	(131,034)	(1,637,722)	(120,696)	(1,367,231)

Net change resulting from Class A Share transactions	(5,901)	$(48,761)	55,113	$518,113

Class B Shares

Shares sold	20,603	$254,179	31,385	$352,882
Shares issued to shareholders in payment of distributions declared	3,857	46,917	7,288	74,114
Shares redeemed	(15,799)	(197,359)	(5,663)	(64,224)

Net change resulting from Class B Share transactions	8,661	$103,737	33,010	$362,772

Institutional I Shares

Shares sold	6,641,117	$83,201,149	4,085,082	$45,820,822
Shares issued to shareholders in payment of distributions declared	645,045	8,033,682	1,043,483	10,810,640
Shares redeemed	(1,924,083)	(24,151,838)	(4,154,346)	(47,036,178)

Net change resulting from Institutional I Share transactions	5,362,079	$67,082,993	974,219	$9,595,284

Net change resulting from share transactions	5,364,839	$67,137,969	1,062,342	$10,476,169

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for income recognition on dollar roll transactions, foreign currency transactions, redemption in-kind, expiration of capital loss carryforwards, reclassification of ordinary loss to short-term gains, market discount reclass, partnership adjustments, REIT dividend reclasses, and discount accretion/premium amortization on debt securities.

For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)

Short Duration Government Bond Fund	$(67,803)	$--	$67,803
U.S. Government Bond Fund	(1,280,066)	23,690	1,256,376
New York Municipal Bond Fund	--	(6,755)	6,755
Pennsylvania Municipal Bond Fund	--	(20,315)	20,315
Maryland Municipal Bond Fund	--	(14,056)	14,056
Virginia Municipal Bond Fund	--	(3,904)	3,904
Intermediate-Term Bond Fund	(8,316,530)	90,120	8,226,410
Income Fund	(194,990)	7,658	187,332
Conservative Growth Fund	--	68,054	(68,054)
Moderate Growth Fund	--	709,078	(709,078)
Aggressive Growth Fund	--	526,316	(526,316)
Balanced Fund	--	(63)	63
Large Cap Value Fund	--	(46,932)	46,932
Equity Index Fund	--	10,223	(10,223)
Large Cap Stock Fund	6,632,723	--	(6,632,723)
Large Cap Growth Fund	--	(90)	90
Multi Cap Growth Fund	--	(8,505)	8,505
Mid Cap Stock Fund	--	471	(471)
Mid Cap Growth Fund	2,698,342	303,033	(3,001,375)
Small Cap Stock Fund	--	48,310	(48,310)
Small Cap Growth Fund	1,484	1,041,435	(1,042,919)
International Equity Fund	--	378,050	(378,050)

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006 was as follows:

	2007			2006
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains

Short Duration Government Bond Fund	$7,415,081		$--	$6,043,226		$--
Short-Term Corporate Bond Fund	2,494,722		--	2,173,026		--
U.S. Government Bond Fund	7,230,606		--	6,985,163		--
New York Municipal Bond Fund	3,656,805	**	--	3,444,665	***	54,951
Pennsylvania Municipal Bond Fund	5,172,642	**	--	5,730,432	***	--
Maryland Municipal Bond Fund	5,807,022	**	388,066	4,847,963	***	285,947
Virginia Municipal Bond Fund	759,945	**	198,124	502,691	***	228,211
Intermediate-Term Bond Fund	9,089,252		--	9,603,213		--
Income Fund	6,005,892		143,186	7,295,079		554,810
Conservative Growth Fund	390,066		390,144	222,664		319,154
Moderate Growth Fund	1,295,238		3,350,766	880,406		3,209,416
Aggressive Growth Fund	514,470		2,016,683	296,036		1,774,117
Balanced Fund	846,280		--	1,156,566		--
Equity Income Fund	4,699,742		2,016,056	4,756,301		13,805,901
Large Cap Value Fund	3,364,749		8,384,979	1,675,895		6,803,538
Equity Index Fund	1,617,937		--	1,465,599		--
Large Cap Stock Fund	1,468,089		5,938,444	4,440,598		25,261,478
Large Cap Growth Fund	123,734		--	84,562		--
Multi Cap Growth Fund	--		--	124,188		--
Mid Cap Stock Fund	3,458,620		12,976,306	10,296,464		15,294,533
Mid Cap Growth Fund	2,003,935		8,577,180	--		9,863,184
Small Cap Stock Fund	9,239,438		29,670,530	--		14,025,590
Small Cap Growth Fund	20,835,676		4,371,072	--		440,336
International Equity Fund	10,244,607		3,177,785	2,828,052		16,984,625

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $3,655,959, $5,163,270, $5,802,595 and $759,945 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

*** Included in this amount is tax exempt income of $3,444,435, $5,694,698, $4,844,295 and $502,691 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals

Short Duration Government Bond Fund	$24,890	$--	$(1,560,764)	$(2,395,587)
Short-Term Corporate Bond Fund	293	--	(86,686)	(1,509,115)
U.S. Government Bond Fund	5,119	--	(13,340)	(9,020,939)
New York Municipal Bond Fund	4,029*	--	2,734,588	(266,832)
Pennsylvania Municipal Bond Fund	13,156*	--	3,865,398	(670,805)
Maryland Municipal Bond Fund	6,681*	141,996	4,432,068	--
Virginia Municipal Bond Fund	5,207*	147,520	559,228	--
Intermediate-Term Bond Fund	5,264	--	(1,054,001)	(6,146,254)
Income Fund	1,096	--	268,588	(1,697,052)
Conservative Growth Fund	17,111	132,925	247,816	--
Moderate Growth Fund	59,833	1,227,177	4,084,080	--
Aggressive Growth Fund	6,152	787,452	3,446,145	--
Balanced Fund	52,257	--	2,430,580	(41,251,387)
Equity Income Fund	2,476,677	2,484,135	4,222,161	--
Large Cap Value Fund	1,153,756	1,593,459	32,413,779	--
Equity Index Fund	131,888	--	27,734,306	(16,294,656)
Large Cap Stock Fund	--	6,940,570	65,107,000	(23,957,717)
Large Cap Growth Fund	27,896	--	7,443,808	(346,616)
Multi Cap Growth Fund	7,583	--	5,897,339	(32,380,117)
Mid Cap Stock Fund	1,027,860	6,018,131	24,603,315	--
Mid Cap Growth Fund	890,761	6,893,866	11,665,358	--
Small Cap Stock Fund	2,902,332	5,100,052	18,777,147	--
Small Cap Growth Fund	14,053,000	1,641,028	12,244,296	--
International Equity Fund	4,204,935	6,829,172	55,236,600	(3,904,456)

* Included in this amount is tax exempt income of $4,029, $13,156, $6,681 and $1,192 for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2007:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Short Duration Government Bond Fund	$189,578,941	$356,542	$1,917,306	$(1,560,764)
Short-Term Corporate Bond Fund	57,938,132	207,561	294,247	(86,686)
U.S. Government Bond Fund	170,784,927	2,058,437	2,071,777	(13,340)
New York Municipal Bond Fund	104,027,290	2,925,130	190,542	2,734,588
Pennsylvania Municipal Bond Fund	134,521,242	4,296,350	430,952	3,865,398
Maryland Municipal Bond Fund	139,929,410	4,732,919	300,851	4,432,068
Virginia Municipal Bond Fund	17,331,967	605,211	45,983	559,228
Intermediate-Term Bond Fund	197,916,473	1,198,364	2,252,365	(1,054,001)
Income Fund	122,752,703	1,328,293	1,059,705	268,588
Conservative Growth Fund	13,735,285	327,225	79,409	247,816
Moderate Growth Fund	61,607,599	4,461,561	377,481	4,084,080
Aggressive Growth Fund	29,934,847	3,565,904	119,759	3,446,145
Balanced Fund	29,735,272	2,734,442	303,862	2,430,580
Equity Income Fund	49,850,396	4,684,320	462,159	4,222,161
Large Cap Value Fund	143,192,150	34,201,478	1,787,699	32,413,779
Equity Index Fund	85,231,319	30,210,841	2,476,535	27,734,306
Large Cap Stock Fund	168,504,008	65,721,968	614,968	65,107,000
Large Cap Growth Fund	45,334,067	8,047,943	604,135	7,443,808
Multi Cap Growth Fund	37,973,275	6,462,583	565,244	5,897,339
Mid Cap Stock Fund	109,185,571	27,666,697	3,063,382	24,603,315
Mid Cap Growth Fund	48,718,129	12,607,019	941,661	11,665,358
Small Cap Stock Fund	97,976,594	21,996,001	3,218,854	18,777,147
Small Cap Growth Fund	173,296,716	15,104,785	2,860,489	12,244,296
International Equity Fund	200,945,665	56,978,170	1,957,949	55,020,221

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales, open defaulted bonds, non-taxable dividends and REITs, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

At April 30, 2007, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital Loss Carryforwards
Fund Name	2008	2009	2010	2011	2012	2013	2014	2015

Short Duration Government Bond Fund	$616,878	$306,358	$245,606	$47,343	$79,667	$209,434	$546,390	$129,435	$2,181,111
Short-Term Corporate Bond Fund	--	326,125	--	1,006,118	--	--	--	176,359	1,508,602
U.S. Government Bond Fund	4,506,397	--	1,446,091	--	595,734	640,541	385,099	1,129,658	8,703,520
New York Municipal Bond Fund	--	--	--	--	--	--	24,607	187,072	211,679
Pennsylvania Municipal Bond Fund	628,445	42,360	--	--	--	--	--	--	670,805
Intermediate-Term Bond Fund	--	--	--	--	--	1,264,039	2,052,558	2,414,583	5,731,180
Income Fund	--	--	--	--	--	--	--	1,462,619	1,462,619
Balanced Fund	--	--	33,980,748	7,270,639	--	--	--	--	41,251,387
Equity Index Fund	--	--	6,702,952	163,034	--	6,983,112	2,445,558	--	16,294,656
Large Cap Stock Fund	--	--	17,287,644	6,670,073	--	--	--	--	23,957,717
Large Cap Growth Fund	--	--	--	--	311,380	--	35,236	--	346,616
Multi Cap Growth Fund	--	--	32,161,483	218,634	--	--	--	--	32,380,117
International Equity Fund	--	476,352	--	3,428,104	--	--	--	--	3,904,456

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed previously may be limited.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2007:

Fund	Capital Loss Carryforwards Used

Pennsylvania Municipal Bond Fund	$745,955
Balanced Fund	6,016,619
Equity Index Fund	2,215,791
Large Cap Stock Fund	8,773,838
Large Cap Growth Fund	2,109,374
Multi Cap Growth Fund	3,746,654
International Equity Fund	1,095,202

Additionally, capital loss carryforwards as follows expired during the year ended April 30, 2007:

Fund	Capital Loss Carryforwards Expired

Short Duration Government Bond Fund	$67,802
U.S. Government Bond Fund	1,280,058
Intermediate-Term Bond Fund	8,316,537

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post October losses deferred to May 1, 2007 are as follows:

Fund	Post October Losses

Short Duration Government Bond Fund	$214,476
Short-Term Corporate Bond Fund	513
U.S. Government Bond Fund	317,419
New York Municipal Bond Fund	55,153
Intermediate-Term Bond Fund	415,074
Income Fund	234,433

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee -- MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund	Annual Rate

Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

The Advisor, except for Maryland Municipal Bond Fund’s Class A Shares and Virginia Municipal Bond Fund’s Class A Shares, may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

The Advisor, on behalf of the Maryland Municipal Bond Fund’s Class A Shares and the Virginia Municipal Bond Fund’s Class A Shares, has contractually agreed to waive all or a portion of its investment advisory fee (based upon average daily net assets) and other fees (including the distribution (12b-1) and shareholder services fees) which it is otherwise entitled to receive and/or reimburse certain operating expenses of the Funds in order to limit the Funds’ Class A Shares total operating expenses to not more than 0.85% and 0.90%, respectively, of average daily net assets for the period commencing January 6, 2006 and continuing through April 30, 2008

Sub-Advisory Fee -- Effective December 8, 2004, DePrince, Race & Zollo, Inc. (DRZ) is the sub-advisor of Equity Income Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. DRZ’s fee is paid by the Advisor and not by the Fund. DRZ is paid by the Advisor as follows: 0.40% of the average daily net assets of Equity Income Fund.

Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) is the sub-advisor of Large Cap Value Fund and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. NWQ is paid by the Advisor as follows: 0.45% of the average daily net assets of Large Cap Value Fund.

Effective December 8, 2004, LSV Asset Management (LSV) is the sub-advisor of the value component of Mid Cap Stock Fund, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. LSV’s fee is paid by the Advisor and not by the Fund. LSV is paid by the Advisor as follows: 0.50% on the first $100 million of average daily net assets; 0.40% on the next $100 million of average daily net assets; and 0.35% on average daily net assets over $200 million. Effective December 8, 2004, the Advisor assumed direct management responsibility for the growth component of Mid Cap Stock Fund.

LSV is the sub-advisor of the value component of Small Cap Stock Fund. For its services under the Sub Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Effective December 8, 2004, LSV is the sub-advisor of the value portion of the MTB Mid Cap Stock Fund and has voluntarily implemented a waiver of a portion of the sub-advisory compensation it receives from the Advisor for managing the value component of the assets of both the MTB Small Cap Stock and Mid Cap Stock Fund. The fee waiver will be calculated based on the total sub-advisory fee LSV receives from the Advisor for managing these two funds and will reduce proportionately the sub-advisory fee for each fund based on assets under management.

Prior to November 1, 2006, Mazama Capital Management, Inc. (Mazama) was the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama received an allocable portion of the advisory fee that the Advisor received from Small Cap Stock Fund. The allocation was based on the amount of securities which Mazama managed for the Fund. The fee was paid by the Advisor out of the fees it received and was not a Fund expense. Mazama was paid by the Advisor as follows: 0.70% of average daily net assets.

Effective October 24, 2005, the Advisor delegated daily management of the value component of the International Equity Fund to LSV, as sub-advisor. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid at an annual rate of 0.49% on the value portion of the average daily net assets of the International Equity Fund.

Effective October 24, 2005, the Advisor delegated daily management of the core component of the International Equity Fund to a sub-advisor, SSgA Funds Management, Inc. (SSgA FM). For its services under the Sub-Advisory Agreement, SSgA FM receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that SSgA FM manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. SSgA FM is paid a fee on the core portion of the average daily net assets of the International Equity Fund it manages at the following annual rate: 0.40% on the first $50 million of average daily net assets; 0.32% on the next $90 million of average daily net assets; and 0.30% on average daily net assets over $140 million.

Effective October 24, 2005, the Advisor delegated daily management of the growth component of the International Equity Fund to a sub-advisor, Hansberger Global Investors, Inc. (HGI). For its services under the sub-advisory agreement, HGI receives an allocable portion of the advisory fee that the Advisor receives from the International Equity Fund. The allocation is based on the amount of the average daily net assets that HGI manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. HGI is paid at an annual rate of 0.60% on the growth portion of the average daily net assets of the International Equity Fund.

Effective November 1, 2006, the Advisor delegated daily management of the growth component of the Small Cap Stock Fund to a sub-advisor, Copper Rock Capital Partners, LLC (Copper Rock). For its services under the sub-advisory agreement, Copper Rock receives an allocable portion of the advisory fee that the Advisor receives from the Small Cap Stock Fund. The allocation is based on the amount of the average daily net assets that Copper Rock manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. Copper Rock is paid a fee on the growth portion of the average daily net assets of the Small Cap Stock Fund at the following annual rate: 0.72% on the first $50 million of average daily net assets and 0.66% on average daily net assets over $50 million.

Effective November 1, 2006, the Advisor delegated daily management of the value component of the Balanced Fund to a sub-advisor, DRZ. For its services under the sub-advisory agreement, DRZ receives an allocable portion of the advisory fee that the Advisor receives from the Balanced Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is paid at an annual rate of 0.40% on the value portion of the average daily net assets of the Balanced Fund.

Administrative Fee -- Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for in accordance with the following fee schedules:

Fees payable to FServ:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee -- The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled.

For the year ended April 30, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges -- Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC and the CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

For the year ended April 30, 2007, Edgewood retained the amounts listed in the chart below for sales charges from the sale of Class A Shares. Edgewood did not retain CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares

Short Duration Government Bond Fund	$ 202
Short-Term Corporate Bond Fund	19
U.S. Government Bond Fund	620
New York Municipal Bond Fund	7,038
Pennsylvania Municipal Bond Fund	385
Maryland Municipal Bond Fund	798
Virginia Municipal Bond Fund	19
Intermediate-Term Bond Fund	63
Income Fund	347
Conservative Growth Fund	834
Moderate Growth Fund	6,995
Aggressive Growth Fund	4,489
Balanced Fund	22
Equity Income Fund	636
Large Cap Value Fund	1,513
Equity Index Fund	508
Large Cap Stock Fund	1,058
Large Cap Growth Fund	267
Multi Cap Growth Fund	908
Mid Cap Stock Fund	2,036
Mid Cap Growth Fund	632
Small Cap Stock Fund	401
Small Cap Growth Fund	3,138
International Equity Fund	1,387

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee -- Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive or reduce any fees to which they are entitled. For the year ended April 30, 2007, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained

Short Duration Government Bond Fund	$ 124
U.S. Government Bond Fund	1,069
Short-Term Corporate Bond Fund	84
New York Municipal Bond Fund	34,955
Pennsylvania Municipal Bond Fund	1,698
Maryland Municipal Bond Fund	760
Intermediate-Term Bond Fund	1,123
Income Fund	39,412
Moderate Growth Fund	76,298
Balanced Fund	10,973
Equity Income Fund	36,592
Large Cap Value Fund	139,455
Equity Index Fund	1,144
Large Cap Stock Fund	297,194
Large Cap Growth Fund	39,676
Multi Cap Growth Fund	11,764
Mid Cap Stock Fund	110,643
Mid Cap Growth Fund	58,597
Small Cap Stock Fund	264,265
Small Cap Growth Fund	63,096
International Equity Fund	189,253

General -- Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

Other Affiliated Parties and Transactions -- Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Advisor was paid an advisory fee by the affiliated Funds listed beneath its name below. The Advisor has agreed to reimburse the Trust for certain investment advisor fees (except for Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended April 30, 2007 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value at 4/30/2007	Dividend Income

Pennsylvania Municipal Bond Fund:
Pennsylvania Municipal Cash Trust	--	25,464,208	24,967,368	496,840	$ 496,840	$ 34,824
Maryland Municipal Bond Fund:
Maryland Municipal Cash Trust	275,068	19,570,796	19,777,428	68,436	68,436	23,328
Virginia Municipal Bond Fund:
Virginia Municipal Cash Trust	143,216	4,729,384	4,155,237	717,363	717,363	7,671
Conservative Growth Fund:
MTB Prime Money Market Fund	847,019	2,413,619	2,972,481	288,157	288,157	30,833
MTB Short Duration Government Bond Fund	409,224	20,513	35,860	393,877	3,785,160	147,311
MTB Short-Term Corporate Bond Fund	221,968	10,934	18,965	213,937	2,103,000	82,466
MTB U.S. Government Bond Fund	221,298	58,988	22,803	257,483	2,389,441	94,099
MTB Intermediate-Term Bond Fund	149,051	8,305	14,253	143,103	1,403,841	62,827
MTB Equity Income Fund	33,663	1,584	35,247	--	--	3,511
MTB Large Cap Value Fund	69,315	7,861	35,969	41,207	552,580	6,332
MTB Large Cap Stock Fund	133,512	15,344	29,797	119,059	1,110,818	14,450
MTB Large Cap Growth Fund	--	83,651	9,245	74,406	690,489	1,793
MTB Mid Cap Stock Fund	--	9,811	1,342	8,469	137,290	501
MTB Small Cap Stock Fund	71,671	13,040	66,793	17,918	137,612	--
MTB International Equity Fund	60,029	66,051	24,561	101,519	1,384,713	13,848

TOTAL	2,216,750	2,709,701	3,267,316	1,659,135	13,983,101	457,971

Moderate Growth Fund:
MTB Prime Money Market Fund	3,171,563	8,517,984	9,734,355	1,955,192	1,955,192	107,684
MTB Short Duration Government Bond Fund	687,254	74,052	71,744	689,562	6,626,694	248,443
MTB Short-Term Corporate Bond Fund	469,199	50,292	47,571	471,920	4,638,973	175,160
MTB U.S. Government Bond Fund	501,154	52,259	52,262	501,151	4,650,684	193,479
MTB Intermediate-Term Bond Fund	540,106	56,160	55,125	541,141	5,308,597	228,780
MTB Large Cap Value Fund	365,420	25,489	50,019	340,890	4,571,339	40,476
MTB Large Cap Stock Fund	1,436,036	66,431	165,794	1,336,673	12,471,163	157,847
MTB Large Cap Growth Fund	781,196	218,558	85,237	914,517	8,486,720	21,563
MTB Mid Cap Stock Fund	196,223	16,259	132,407	80,075	1,298,010	14,244
MTB Mid Cap Growth Fund	117,878	16,667	92,171	42,374	646,207	--
MTB Small Cap Stock Fund	391,953	77,527	300,071	169,409	1,301,064	--
MTB Small Cap Growth Fund	90,128	13,449	71,026	32,551	645,478	--
MTB International Equity Fund	537,927	567,564	145,699	959,792	13,091,558	132,494

TOTAL	9,286,037	9,752,691	11,003,481	8,035,247	65,691,679	1,320,170

Aggressive Growth Fund:
MTB Prime Money Market Fund	894,849	7,865,924	8,418,426	342,347	342,347	23,171
MTB Short-Term Corporate Bond Fund	94,145	7,940	67,688	34,397	338,119	23,042
MTB U.S. Government Bond Fund	67,035	6,296	36,804	36,527	338,970	19,532
MTB Large Cap Value Fund	244,419	120,365	16,908	347,876	4,665,017	33,137
MTB Large Cap Stock Fund	849,321	42,833	30,691	861,463	8,037,454	95,324
MTB Large Cap Growth Fund	658,364	120,627	25,200	753,791	6,995,176	16,684
MTB Mid Cap Stock Fund	110,253	10,270	59,233	61,290	993,518	8,675
MTB Mid Cap Growth Fund	55,193	7,460	41,029	21,624	329,760	--
MTB Small Cap Stock Fund	305,974	50,964	227,272	129,666	995,833	--
MTB Small Cap Growth Fund	42,203	7,821	16,803	33,221	658,771	--
MTB International Equity Fund	453,360	307,524	50,765	710,119	9,686,027	90,726

TOTAL	3,775,116	8,548,024	8,990,819	3,332,321	33,380,992	310,291

Balanced Fund:
MTB Prime Money Market Fund	1,415,232	19,285,269	20,017,843	682,658	$ 682,658	$ 38,821

Equity Income Fund:
MTB Prime Money Market Fund	824,764	21,536,776	21,496,563	864,977	864,977	59,528

Large Cap Value Fund:
MTB Prime Money Market Fund	3,931,633	38,891,140	38,779,000	4,043,773	4,043,773	206,421

Equity Index Fund:
MTB Prime Money Market Fund	--	2,214,295	2,214,295	--	--	26,381
MTB Money Market Fund	--	1,000,000	1,000,000	--	--	2,990

TOTAL	--	3,214,295	3,214,295	--	--	29,371

Large Cap Stock Fund:
MTB Prime Money Market Fund	4,555,002	64,633,557	69,188,559	--	--	88,904

Large Cap Growth Fund:
MTB Prime Money Market Fund	859,925	20,429,839	19,514,880	1,774,884	1,774,884	38,850
MTB Money Market Fund	--	500,000	500,000	--	--	1,068

TOTAL	859,925	20,929,839	20,014,880	1,774,884	1,774,884	39,918

Multi Cap Growth Fund:
MTB Prime Money Market Fund	772,356	22,548,276	22,285,048	1,035,584	1,035,584	55,268
MTB Money Market Fund	434,416	--	433,472	944	944	698

TOTAL	1,206,772	22,548,276	22,718,520	1,036,528	1,036,528	55,966

Mid Cap Stock Fund:
MTB Prime Money Market Fund	5,727,686	37,440,054	40,816,667	2,351,073	2,351,073	120,642

Mid Cap Growth Fund:
MTB Prime Money Market Fund	3,961,441	33,148,770	35,509,477	1,600,734	1,600,734	79,999
MTB Money Market Fund	2	--	--	2	2	--

TOTAL	3,961,443	33,148,770	35,509,477	1,600,736	1,600,736	79,999

Small Cap Stock Fund:
MTB Prime Money Market Fund	1,666,886	54,557,476	55,213,063	1,011,299	1,011,299	98,361

Small Cap Growth Fund:
MTB Prime Money Market Fund	7,200,398	179,015,589	179,410,096	6,805,891	6,805,891	179,040
MTB Money Market Fund	3,858,113	20,313,628	24,171,741	--	--	14,308

TOTAL	11,058,511	199,329,217	203,581,837	6,805,891	6,805,891	193,348

International Equity Fund:
MTB Prime Money Market Fund	429,071	71,139,754	68,254,472	3,314,353	3,314,353	156,538

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2007, were as follows:

Fund Name	Purchases	Sales

Short-Term Corporate Bond Fund	$ 23,074,268	$ 25,794,090
U.S. Government Bond Fund	2,767,475	17,467,502
New York Municipal Bond Fund	42,846,747	34,372,642
Pennsylvania Municipal Bond Fund	36,003,909	39,912,347
Maryland Municipal Bond Fund	22,709,815	24,697,222
Virginia Municipal Bond Fund	1,713,701	6,472,303
Intermediate-Term Bond Fund	26,677,671	51,575,686
Conservative Growth Fund	2,943,322	2,990,354
Moderate Growth Fund	13,448,772	14,819,645
Aggressive Growth Fund	7,798,224	6,499,466
Income Fund	36,290,350	48,328,537
Balanced Fund	57,780,917	76,763,561
Equity Income Fund	47,191,496	64,083,478
Large Cap Value Fund	33,183,106	28,706,635
Equity Index Fund	46,769,118	31,201,875
Large Cap Stock Fund	96,168,702	213,572,401
Large Cap Growth Fund	27,505,297	33,318,131
Multi Cap Growth Fund	52,746,278	72,426,712
Mid Cap Stock Fund	65,435,962	104,342,755
Mid Cap Growth Fund	54,647,965	74,005,693
Small Cap Stock Fund	221,708,844	305,380,452
Small Cap Growth Fund	760,104,825	771,544,961
International Equity Fund	123,238,226	78,074,862

7. CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 46.8% for New York Municipal Bond Fund, 62.8% for Pennsylvania Municipal Bond Fund, 29.5% for Maryland Municipal Bond Fund and 44.4% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.0% for New York Municipal Bond Fund, 26.1% for Pennsylvania Municipal Bond Fund, 7.6% for Maryland Municipal Bond Fund and 16.8% for Virginia Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2007, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets

Aerospace & Defense	0.3%
Airlines	1.1%
Auto Components	1.0%
Automobiles	3.8%
Beverages	0.6%
Biotechnology	0.2%
Building Products	1.0%
Chemicals	3.1%
Commercial Banks	18.6%
Commercial Services & Supplies	1.3%
Communications Equipment	0.2%
Computers & Peripherals	0.7%
Construction & Engineering	0.4%
Construction Materials	0.6%
Diversified Financial Services	4.1%
Diversified Telecommunication Services	4.5%
Electric Utilities	2.2%
Electrical Equipment	1.7%
Electrical Equipment & Instruments	1.1%
Energy Equipment & Services	0.8%
Food & Staples Retailing	1.3%
Food Products	1.3%
Gas Utilities	0.1%
Health Care Equipment & Supplies	0.8%
Hotels, Restaurants & Leisure	0.6%
Household Durables	1.5%
Household Products	0.6%
Industrial Conglomerates	1.2%
Insurance	5.6%
IT Services	0.8%
Leisure Equipment & Products	0.1%
Machinery	2.8%
Marine	0.4%
Media	1.5%
Metals & Mining	5.8%
Multiline Retail	0.7%
Multi-Utilities	0.9%
Office Electronics	0.5%
Oil, Gas & Consumable Fuels	8.1%
Paper & Forest Products	0.2%
Personal Products	0.5%
Pharmaceuticals	4.8%
Private Placement	0.3%
Real Estate	1.0%
Road & Rail	0.6%
Semiconductor Equipment & Products	1.2%
Software	0.7%
Specialty Retail	1.7%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.6%
Trading Companies & Distributors	1.0%
Water Utilities	0.1%
Wireless Telecommunication Services	2.4%

TOTAL	97.8%

8. LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund, Aggressive Growth Fund and International Equity Fund) participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company.

The LOC is made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2007.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended April 30, 2007, the amount of long-term capital gain designated by the Funds was as follows:

Fund Name

Maryland Municipal Bond Fund	$388,066
Virginia Municipal Fund	198,124
Income Fund	143,186
Conservative Growth Fund	390,144
Moderate Growth Fund	3,350,766
Aggressive Growth Fund	2,016,683
Equity Income Fund	2,016,056
Large Cap Value Fund	8,384,979
Large Cap Stock Fund	5,938,444
Mid Cap Stock Fund	12,976,306
Mid Cap Growth Fund	8,577,180
Small Cap Stock Fund	29,670,530
Small Cap Growth Fund	4,371,072
International Equity Fund	3,177,785

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the period ended April 30, 2007, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Fund Name

Conservative Growth Fund	8.90%
Moderate Growth Fund	24.05%
Aggressive Growth Fund	40.88%
Balanced Fund	55.73%
Equity Income Fund	36.13%
Large Cap Value Fund	73.95%
Equity Index Fund	100.00%
Large Cap Stock Fund	100.00%
Large Cap Growth Fund	100.00%
Mid Cap Stock Fund	69.42%
Mid Cap Growth Fund	29.63%
Small Cap Stock Fund	25.84%
Small Cap Growth Fund	3.17%

For the period ended April 30, 2007, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name

Conservative Growth Fund	9.34%
Moderate Growth Fund	54.35%
Aggressive Growth Fund	95.40%
Balanced Fund	59.29%
Equity Income Fund	54.24%
Large Cap Value Fund	77.33%
Equity Index Fund	100.00%
Large Cap Stock Fund	100.00%
Large Cap Growth Fund	100.00%
Mid Cap Stock Fund	85.34%
Mid Cap Growth Fund	51.30%
Small Cap Stock Fund	32.56%
Small Cap Growth Fund	3.92%
International Equity Fund	65.76%

If the Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Funds will pass through to their shareholders credits of foreign taxes paid.

For the fiscal year ended April 30, 2007, International Equity Fund derived $5,902,108 of gross income from foreign sources and paid foreign taxes of $470,139.

At April 30, 2007, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name

New York Municipal Bond Fund	99.98%
Pennsylvania Municipal Bond Fund	99.82%
Maryland Municipal Bond Fund	99.92%
Virginia Municipal Bond Fund	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities of the MTB Short Duration Government Bond Fund, MTB Short-Term Corporate Bond Fund, MTB U.S. Government Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Maryland Municipal Bond Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund, MTB Managed Allocation Fund -- Conservative Growth, MTB Managed Allocation Fund -- Moderate Growth, MTB Managed Allocation Fund -- Aggressive Growth, MTB Balanced Fund, MTB Equity Income Fund, MTB Large Cap Value Fund, MTB Equity Index Fund, MTB Large Cap Stock Fund, MTB Large Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Mid Cap Stock Fund, MTB Mid Cap Growth Fund, MTB Small Cap Stock Fund, MTB Small Cap Growth Fund and MTB International Equity Fund (twenty-three of the Funds constituting the MTB Group of Funds) (the “Funds”) including the portfolios of investments as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. We have also audited the accompanying statement of assets and liabilities of the MTB Virginia Municipal Bond Fund (also a Fund constituting the MTB Group of Funds) including the portfolio of investments as of April 30, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods from November 1, 2005 to April 30, 2006 and for the year ended April 30, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the period ended April 30, 2003 for the MTB Short-Term Corporate Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Maryland Municipal Bond Fund, MTB Intermediate-Term Bond Fund, MTB Income Fund, MTB Balanced Fund, MTB Equity Income Fund, MTB Equity Index Fund, MTB Large Cap Stock Fund, MTB Multi Cap Growth Fund, MTB Mid Cap Growth Fund, and MTB Small Cap Growth Fund were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended October 31, 2005 and financial highlights for each of the periods presented through the period ended October 31, 2005 for MTB Virginia Municipal Bond Fund were also audited by another independent registered public accounting firm whose report, dated December 2, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned MTB Group of Funds at April 30, 2007, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 18, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is comprised of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, M&T Bank Holding Corp. (bank holding company). Other Directorships Held: None

†Mark J. Czarnecki is “Interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman, Community Foundation for Greater Buffalo; Chairman, Buffalo Olmstead Parks Conservancy.

Other Directorships Held: The Energy East Corp.; Community Foundation for Greater Buffalo.

Previous Positions: Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paints and chemical specialties).

John S. Cramer 299 Beacon Drive Harrisburg, PA 17112 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc. (health care company) since February 2006.

Other Directorships Held: None.

Previous Position: President Emeritus, Pinnacle Health Systems (health care).

Daniel R. Gernatt, Jr. 13870 Taylor Hollow Road Collins, NY 14034 Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: CEO and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD 21204 Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupation: Retired. Other Directorships Held: None Previous Position: Vice Chairman of Signet Banking Corp.

Richard B. Seidel 770 Hedges Lane Strafford, PA Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners (NASD registered Broker/Dealer and SEC Registered Investment Advisory Firm). Other Directorships Held: None

Dr. Marguerite D. Hambleton 62 LaNoche Court Buffalo, NY Birth date: February 19, 1943 TRUSTEE Began serving: September 2005

Principal Occupation: Retired.

Previous Position: President and CEO of AAA Western and Central New York.

Other Directorships Held: Chairman, Federal Reserve Board (Buffalo Branch); Board Member, Western New York Public Broadcasting; Trustee, Canisius College.

OFFICERS

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Director of Mutual Fund Services, Federated Services Company; Senior Vice President, Federated Securities Corp.; President, Edgewood Services, Inc.; and President, Southpointe Distribution Services, Inc.

Previous Positions: Director of Sales Administration, Federated Securities Corp.; Director of Business Development, Federated Services Company; Business Manager, Mutual Fund Services, Federated Services Company; Director of Investor Relations, MNC Financial, Inc.; and Vice President, Maryland National Bank.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Todd E. Richards 100 East Pratt Street Baltimore, MD Birth date: August 5, 1948 VICE PRESIDENT Began serving: March 2006	Principal Occupations: Vice President, M&T Bank, 2000-Present; Vice President, Director of Mutal Fund Services, M&T Securities, since January 2006. Previous Position: President, Keystone Brokerage.

Philip R. Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupation: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard N. Paddock Federated Investors Tower Pittsburgh, PA Birth date: October 25, 1963 TREASURER, PRINCIPAL FINANCIAL OFFICER Began serving: January 2006	Principal Occupation: Vice President, Federated Administrative Services.

Thomas R. Rus 100 E. Pratt Street, 17th floor Baltimore, MD Birth date: October 11, 1959 CHIEF COMPLIANCE OFFICER Began serving: September 2004

Principal Occupation: Chief Compliance Officer, MTB Group of Funds, MTB Investment Advisors, Inc. and Zirkin-Cutler Investments, Inc.

Previous Positions: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice President and Trust Counsel, Allfirst Financial, Inc., 1995-2003.

Steven A. Friedman Federated Investors Tower Pittsburgh, PA Birth date: May 12, 1950 AML COMPLIANCE OFFICER Began serving: December 2002

Principal Occupation: Compliance Officer, Federated Services Company, Federated Securities Corp. and Edgewood Services, Inc.

Previous Positions: Senior Vice President, Compliance Officer and Bank Secrecy Officer, Parkvale Bank.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000	Principal Occupation: Counsel, Reed Smith LLP (since October 2002). Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company.

Gail C. Jones Federated Investors Tower Pittsburgh, PA Birth date: October 26, 1953 ASSISTANT SECRETARY Began serving: June 2005

Principal Occupation: Counsel, Reed Smith LLP (since October 2002).

Previous Positions: Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Funds & Performance” section of the MTB Funds’ website at www.mtbfunds.com by clicking “Fund Holdings” and selecting the name of the Fund.

[Logo of MTB GROUP OF FUNDS]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisors to
MTB International Equity Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111-2900

Hansberger Global Investors, Inc.
401 East Las Olas Blvd.
Suite 1700
Fort Lauderdale, FL 33301

Sub-Advisors to
MTB Small Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Copper Rock Capital Partners
200 Clarendon Street
52nd Floor
Boston, MA 02116

Sub-Advisor to
MTB Mid Cap Stock Fund

LSV Asset Management
1 North Wacker Drive
Suite 4000
Chicago, IL 60606

Sub-Advisor to
MTB Equity Income Fund and
MTB Balanced Fund

DePrince, Race & Zollo, Inc.
250 Park Avenue South
Suite 250
Winter Park, FL 32789

Sub-Advisor to
MTB Large Cap Value Fund

NWQ Investment Management Company LLC
2049 Century Park East
Los Angeles, CA 90067

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send an Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

33048 (6/07)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-010-0607

Item 2.           Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.           Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Joseph J. Castiglia, William H. Cowie, Jr., John S. Cramer, and Richard B. Seidel.

Item 4.           Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2007 - $520,500

                           Fiscal year ended 2006 - $494,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2007 - $0

                           Fiscal year ended 2006 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $11,000,
         respectively. Fiscal Year Ended 2006 - Issuance of audit consents for
         N-1A and N-14 filings.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2007 - $0

                           Fiscal year ended 2006 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
         respectively.

(d)               All Other Fees billed to the registrant for the two most recent fiscal years:

                           Fiscal year ended 2007 - $0

                           Fiscal year ended 2006 - $0

         Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
         respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

                  The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

                  Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

                  The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

         The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

         The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

         With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                        The aggregate amount of all such services provided
                           constitutes no more than five percent of the total
                           amount of revenues paid by the registrant, the
                           registrant's adviser (not including any sub-adviser
                           whose role is primarily portfolio management and is
                           subcontracted with or overseen by another investment
                           adviser), and any entity controlling, controlled by,
                           or under common control with the investment adviser
                           that provides ongoing services to the registrant to
                           its accountant during the fiscal year in which the
                           services are provided;
(2)                        Such services were not recognized by the registrant,
                           the registrant's adviser (not including any
                           sub-adviser whose role is primarily portfolio
                           management and is subcontracted with or overseen by
                           another investment adviser), and any entity
                           controlling, controlled by, or under common control
                           with the investment adviser that provides ongoing
                           services to the registrant at the time of the
                           engagement to be non-audit services; and
(3)                        Such services are promptly brought to the attention
                           of the Audit Committee of the issuer and approved
                           prior to the completion of the audit by the Audit
                           Committee or by one or more members of the Audit
                           Committee who are members of the board of directors
                           to whom authority to grant such approvals has been
                           delegated by the Audit Committee.

         The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

         The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

         Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

         Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                           Fiscal year ended 2007 - 0%

                           Fiscal year ended 2006 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(c)

                           Fiscal year ended 2007 - 0%

                           Fiscal year ended 2006 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

                  4(d)

                           Fiscal year ended 2007 - 0%

                           Fiscal year ended 2006 - 0%

                  Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
                  of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)      NA

(g)      Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                           Fiscal year ended 2007 - $174,000

                           Fiscal year ended 2006 - $1,444,380

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management Investment Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  No Changes to Report

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        MTB Group of Funds

By                /S/ _Richard N. Paddock

                  Richard N. Paddock
                  Principal Financial Officer

Date              June 28, 2007______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/ __Charles L. Davis, Jr.

                  Charles L. Davis, Jr.
                  Principal Executive Officer

Date              June 28, 2007__________________________

By                /S/ ___Richard N. Paddock___

                  Richard N. Paddock
                  Principal Financial Officer

Date              June 28, 2007___________________________